Registration No. 033-53344

811-07282

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.

Form N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933
Post-Effective Amendment No. 34	☒

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 35	☒

NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT – II

(Exact Name of Registrant)

NEW YORK LIFE INSURANCE AND

ANNUITY CORPORATION

(Name of Depositor)

51 Madison Avenue,

New York, New York 10010

(Address of Depositor’s Principal Executive Office)

Depositor’s Telephone Number: (212) 576-7000

Laura Bramson, Esq.

New York Life Insurance and Annuity Corporation

44 South Broadway

White Plains, NY 10601

(Name and Address of Agent for Service)

Copy to:

Chip Lunde, Esq. Carlton Fields Jorden Burt 1025 Thomas Jefferson Street, NW Suite 400 East Washington, DC 20007-5208	Thomas F. English, Esq. Senior Vice President, Deputy General Counsel and Chief Insurance Counsel New York Life Insurance Company 51 Madison Avenue New York, New York 10010

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b) of Rule 485.
☒	on May 1, 2019 pursuant to paragraph (b) of Rule 485.
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485.
☐	on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:	Units of interest in a separate account under variable annuity contracts.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the shareholder reports of the funds described herein will no longer be sent by mail, unless you specifically request paper copies of the reports from the NYLIAC Variable Products Service Center. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from NYLIAC electronically by contacting the NYLIAC Variable Products Service Center.

You may elect to receive all future reports in paper free of charge. You can inform NYLIAC that you wish to continue receiving paper copies of your shareholder reports by contacting the NYLIAC Variable Products Service Center. Your election to receive reports in paper will apply to all funds described herein.

PROSPECTUS Dated May 1, 2019

for

New York Life Flexible Premium Variable Annuity

From

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a Delaware Corporation)

51 Madison Avenue, Room 251New York, New York 10010

Investing in

NYLIAC Variable Annuity Separate Account-I

NYLIAC Variable Annuity Separate Account-II

NYLIAC Variable Annuity Separate Account-III

This Prospectus describes the individual New York Life Flexible Premium Variable Annuity policies issued by New York Life Insurance and Annuity Corporation (“NYLIAC”). Policies investing in NYLIAC Variable Annuity Separate Account-I and NYLIAC Variable Annuity Separate Account II were policies that NYLIAC offered for sale prior to October 1, 1999. Prior to May 9, 2002, these policies continued to be offered where policies investing in NYLIAC Variable Annuity Separate Account III were not yet available. Policies investing in NYLIAC Variable Annuity Separate Account-III were policies that NYLIAC offered for sale prior to July 16, 2012. We have discontinued sales of these policies. We designed these policies to assist individuals with their long-term retirement planning or other long-term needs. You can use these policies with retirement plans that do or do not qualify for special federal income tax treatment. The policies offer flexible premium payments, access to your money through partial withdrawals (some withdrawals may be subject to a surrender charge and/or penalty tax), a choice of when Income Payments commence, and a guaranteed death benefit if the owner or Annuitant dies before Income Payments have commenced.

You should read this Prospectus carefully before investing and keep it for future reference. This Prospectus is not valid unless it is accompanied by the current prospectuses for the Eligible Portfolios of the Funds in which the Investment Divisions invest (the “Funds” and each individually, a “Fund”). Please contact us at (800) 598-2019, or contact your registered representative, if you do not have the accompanying book of underlying fund prospectuses.

To learn more about the policies you can obtain a copy of the Statement of Additional Information (“SAI”), dated May 1, 2019. The SAI has been filed with the Securities and Exchange Commission (“SEC”) and is incorporated by reference into this Prospectus. The table of contents for the SAI appears at the end of this Prospectus. For a free copy of the SAI, call us at (800) 598-2019 or write to us at the address noted above. The SEC maintains a website (http://www.sec.gov) that contains the SAI and other information that is filed electronically with the SEC.

The SEC has not approved or disapproved these securities or passed upon the adequacy or accuracy of this Prospectus. Any representation to the contrary is a criminal offense.

The policies involve risks, including potential loss of principal invested. The policies are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not federally insured by the FDIC, the Federal Reserve Board, or any other agency.

Your premium payments accumulate on a tax-deferred basis. This means your earnings are not taxed until you take money out of your policy, which can be done in several ways. You can split your premium payments among a Fixed Account and the Investment Divisions listed below. You may also allocate your premium payments to an Asset Allocation Model.

• MainStay VP Balanced — Service Class

• MainStay VP Bond

• MainStay VP Conservative Allocation — Service Class

• MainStay VP Cushing® Renaissance Advantage — Service Class

• MainStay VP Eagle Small Cap Growth[8]

• MainStay VP Emerging Markets Equity[1]

• MainStay VP Epoch U.S. Equity Yield

• MainStay VP Fidelity Institutional AM® Utilities — Service Class[2]

• MainStay VP Floating Rate — Service Class

• MainStay VP Growth Allocation — Service Class

• MainStay VP Income Builder

• MainStay VP Indexed Bond — Service Class

• MainStay VP IQ Hedge Multi-Strategy — Service Class[3]

• MainStay VP Janus Henderson Balanced[8]

• MainStay VP Large Cap Growth

• MainStay VP MacKay Common Stock

• MainStay VP MacKay Convertible

• MainStay VP MacKay Government

• MainStay VP MacKay Growth[1]

• MainStay VP MacKay High Yield Corporate Bond

• MainStay VP MacKay International Equity

• MainStay VP MacKay Mid Cap Core

• MainStay VP MacKay S&P 500 Index

• MainStay VP MacKay Small Cap Core — Initial Class4, *

• MainStay VP MacKay Unconstrained Bond — Service Class

• MainStay VP Mellon Natural Resources — Initial Class[5]

• MainStay VP Moderate Allocation — Service Class

• MainStay VP Moderate Growth Allocation — Service Class

• MainStay VP PIMCO Real Return — Service Class

• MainStay VP T. Rowe Price Equity Income[1]

• MainStay VP U.S. Government Money Market — Initial Class

• American Funds IS Asset Allocation Fund — Class 4

• American Funds IS Blue Chip Income and Growth Fund —

Class 4

• American Funds IS Global Small Capitalization Fund —

Class 4

• American Funds IS Growth Fund — Class 4

• American Funds IS New World Fund® — Class 4

• BlackRock® Global Allocation V.I. Fund — Class III

• BlackRock® High Yield V.I. Fund — Class III

• ClearBridge Variable Appreciation Portfolio — Class II

• Columbia Variable Portfolio — Commodity Strategy Fund —

Class 2

• Columbia Variable Portfolio — Emerging Markets Bond

Fund — Class 2

• Columbia Variable Portfolio — Small Cap Value Fund —

Class 2

• Delaware VIP® Small Cap Value Series — Service Class

• Dreyfus IP Technology Growth Portfolio

• DWS Alternative Asset Allocation VIP — Class B6

• Fidelity® VIP ContrafundSM Portfolio

• Fidelity® VIP Emerging Markets Portfolio — Service Class 2

• Fidelity® VIP Equity-Income PortfolioSM

• Fidelity® VIP FundsManager® 60% Portfolio — Service Class

• Fidelity® VIP Growth Opportunities Portfolio — Service

Class 2

• Fidelity® VIP Health Care Portfolio — Service Class 2

• Fidelity® VIP International Index Portfolio — Service Class 2

• Fidelity® VIP Mid Cap Portfolio — Service Class 2

• Invesco V.I. American Value Fund — Series II Shares

• Invesco V.I. International Growth Fund — Series II Shares

• Janus Henderson Enterprise Portfolio — Service Shares

• Janus Henderson Global Research Portfolio

• MFS® International Value Portfolio — Service Class

• MFS® Investors Trust Series

• MFS® Research Series

• Morgan Stanley VIF U.S. Real Estate Portfolio — Class II

• Neuberger Berman AMT Mid Cap Growth Portfolio —

Class S

• PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged) — Advisor Class[7]

• PIMCO VIT Low Duration Portfolio — Advisor Class

• PIMCO VIT Total Return Portfolio — Advisor Class

• Victory VIF Diversified Stock Fund — Class A Shares[1]

[1]

New allocations to the MainStay VP Emerging Markets Equity, MainStay VP MacKay Growth, MainStay VP T. Rowe Price Equity Income and Victory VIF Diversified Stock Investment Divisions will not be accepted from policyowners who were not invested in the Investment Divisions on November 13, 2017. For existing policyowners, if all your Accumulation Value is removed from these Investment Divisions on or after November 13, 2017, you will not be able to reinvest in these Investment Divisions.

[2]	Formerly known as MainStay VP MFS® Utilities.
[3]	On November 30, 2018, MainStay VP Absolute Return Multi-Strategy merged into MainStay VP IQ Hedge Multi-Strategy.
[4]	On May 1, 2019, MainStay VP Epoch U.S. Small Cap merged into MainStay VP MacKay Small Cap Core.
[5]	Formerly known as MainStay VP VanEck Global Hard Assets.
[6]	Formerly known as Deutsche Alternative Asset Allocation VIP.
[7]	Formerly known as PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged).
[8]

New allocations to the MainStay VP Eagle Small Cap Growth – Initial Class or MainStay VP Janus Henderson Balanced – Initial Class Investment Divisions will not be accepted from policyowners who were not invested in these Investment Divisions on February 17, 2012. For existing policyowners, if all of your Accumulation Value is removed from these Investment Divisions on or after February 17, 2012, you will not be able to reinvest in these Investment Divisions.

*

As of May 1, 2019, NYLIAC substituted shares of MainStay VP MacKay Small Cap Core – Service Class (the “Prior Fund”) with shares of MainStay VP MacKay Small Cap Core – Initial Class (the “Replacement Fund”). Any allocation in the Prior Fund has been redeemed to purchase accumulation units in the Replacement Fund. All policyowners affected by the substitution will receive a written confirmation of the transaction. Policyowners won’t incur any fees, charges or tax liability because of the substitution. Replacement Fund expenses are lower than Prior Fund expenses. NYLIAC or an affiliate will pay all expenses in connection with the substitution. As of the date hereof, no new allocations or transfers will be accepted into the Prior Fund.

Asset Allocation Models*

Aggressive	Moderately Aggressive

10% MainStay VP MacKay S&P 500 Index

10% DWS Alternative Asset Allocation VIP

  8% American Funds IS Blue Chip Income and Growth Fund

  8% Janus Henderson Global Research Portfolio

  7% MainStay VP MacKay Mid Cap Core

  6% MFS® Investors Trust Series

  6% Fidelity® VIP Emerging Markets Portfolio

  5% MainStay VP MacKay High Yield Corporate Bond

  5% Columbia Variable Portfolio — Emerging Markets Bond Fund

  5% Fidelity® VIP ContrafundSM Portfolio

  5% MFS® Research Series

  5% Fidelity® VIP Equity-Income PortfolioSM

  5% ClearBridge Variable Appreciation Portfolio

  5% MainStay VP MacKay International Equity

  5% American Funds IS New World Fund®

  5% MFS® International Value Portfolio

10% MainStay VP MacKay S&P 500 Index

10% DWS Alternative Asset Allocation VIP

  7% PIMCO VIT Total Return Portfolio

  7% MainStay VP MacKay High Yield Corporate Bond

  7% American Funds IS Blue Chip Income and Growth Fund

  7% MainStay VP MacKay Mid Cap Core

  6% MainStay VP Bond

  6% MFS® Investors Trust Series

  5% MainStay VP PIMCO Real Return

  5% Columbia Variable Portfolio — Emerging Markets Bond         Fund

  5% MFS® Research Series

  5% Fidelity® VIP Equity-Income PortfolioSM

  5% ClearBridge Variable Appreciation Portfolio

  5% MainStay VP MacKay International Equity

  5% American Funds IS New World Fund®

  5% MFS® International Value Portfolio

Moderate	Moderately Conservative

10% MainStay VP MacKay S&P 500 Index

10% DWS Alternative Asset Allocation VIP

  8% MainStay VP Bond

  7% PIMCO VIT Total Return Portfolio

  7% MainStay VP Indexed Bond

  7% MainStay VP MacKay High Yield Corporate Bond

  6% MainStay VP MacKay Government

  5% MainStay VP PIMCO Real Return

  5% Columbia Variable Portfolio — Emerging Markets Bond Fund

  5% MFS® Investors Trust Series

  5% MFS® Research Series

  5% Fidelity® VIP Equity-Income PortfolioSM

  5% American Funds IS Blue Chip Income and Growth Fund

  5% MainStay VP MacKay Mid Cap Core

  5% American Funds IS New World Fund®

  5% MFS® International Value Portfolio

10% MainStay VP Bond

10% PIMCO VIT Total Return Portfolio

10% DWS Alternative Asset Allocation VIP

  9% MainStay VP Indexed Bond

  8% MainStay VP MacKay Government

  7% MainStay VP MacKay High Yield Corporate Bond

  6% MainStay VP PIMCO Real Return

  5% PIMCO VIT International Bond Portfolio (U.S. Dollar-        Hedged)

  5% Columbia Variable Portfolio — Emerging Markets Bond         Fund

  5% MainStay VP MacKay S&P 500 Index

  5% MFS® Investors Trust Series

  5% MFS® Research Series

  5% Fidelity® VIP Equity-Income PortfolioSM

  5% American Funds IS Blue Chip Income and Growth Fund

  5% MainStay VP MacKay Mid Cap Core

Conservative

14% PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)

12% MainStay VP Bond

11% PIMCO VIT Total Return Portfolio

10% MainStay VP MacKay Government

10% MainStay VP Indexed Bond

10% DWS Alternative Asset Allocation VIP

  7% MainStay VP PIMCO Real Return

  7% MainStay VP MacKay High Yield Corporate Bond

  5% Columbia Variable Portfolio — Emerging Markets Bond Fund

  4% BlackRock® High Yield V.I. Fund

  4% American Funds IS Blue Chip Income and Growth Fund

  3% MFS® Research Series

  3% MainStay VP MacKay Mid Cap Core

*	Available for applications signed on or after June 2, 2003.

Please be advised that each Asset Allocation Model is designed to achieve a different investment objective and takes into consideration risk tolerance and time horizon. (For more information, see “NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION AND THE SEPARATE ACCOUNT – Asset Allocation Models”.)

Some Investment Divisions offered in policies issued prior to June 2, 2003 differ from Investment Divisions offered in policies issued on or after June 2, 2003. If you purchased your policy on or after June 2, 2003, you may allocate your Accumulation Value only to the Service Class of the following Eligible Portfolios of the MainStay VP Funds Trust: MainStay VP Bond, MainStay VP Emerging Markets Equity, MainStay VP Epoch U.S. Equity Yield, MainStay VP Income Builder, MainStay VP Janus Henderson Balanced, MainStay VP Large Cap Growth, MainStay VP MacKay Common Stock, MainStay VP MacKay Convertible, MainStay VP MacKay Government, MainStay VP MacKay Growth, MainStay VP MacKay High Yield Corporate Bond, MainStay VP MacKay International Equity, MainStay VP MacKay Mid Cap Core, MainStay VP MacKay S&P 500 Index and MainStay VP T. Rowe Price Equity Income. The initial class of those Eligible Portfolios is available for allocation only for policies purchased before June 2, 2003.

We do not guarantee the investment performance of the Investment Divisions. Depending on current market conditions, you can make or lose money in any of the Investment Divisions.

This Prospectus is not considered an offering in any state where the sale of the policy cannot lawfully be made. We do not authorize any information or representations regarding the offering other than as described in this Prospectus or in any accompanying supplement to this Prospectus or in any authorized supplemental sales material.

DEFINITIONS

Accumulation Unit—An accounting unit we use to calculate the Variable Accumulation Value prior to the Annuity Commencement Date. Each Investment Division of the Separate Account has a distinct Accumulation Unit value.

Accumulation Value—The sum of the Variable Accumulation Value and the Fixed Account Accumulation Value, of a policy.

Allocation Options—The Investment Divisions of the Separate Account, any Asset Allocation Model, and the Fixed Account.

Annuitant—The person named on the Policy Data Page and whose life determines the Income Payments, and upon whose death prior to the Annuity Commencement Date, benefits under the policy may be paid.

Annuity Commencement Date—The date on which we are to make the first Income Payment under the policy.

Asset Allocation Model—A model portfolio comprised of Investment Divisions of the Separate Account. The current model portfolios are designed by QS Investors, LLC (“QS Investors”) and based primarily on investment risk.

Beneficiary—The person or entity having the right to receive the death benefit proceeds set forth in the policy and who is the “designated beneficiary” for purposes of Section 72 of the Code (as defined below) in the event of the Annuitant’s or the policyowner’s death.

Business Day—Generally, any day on which the New York Stock Exchange (“NYSE”) is open for trading. Our Business Day ends at 4:00 p.m. Eastern Time or the close of regular trading of the NYSE, if earlier.

Code—The Internal Revenue Code of 1986, as amended.

EBB—Enhanced Beneficiary Benefit.

Eligible Portfolios (“Portfolios”)—The mutual fund portfolios of the funds that are available for investment through the Investment Divisions of the Separate Account.

Fixed Account—An account that is credited with a fixed interest rate which NYLIAC declares and is not part of the Separate Account. The Fixed Account is supported by assets in NYLIAC’s general account, which are subject to the claims of our general creditors.

Fixed Account Accumulation Value—The sum of premium payments and transfers allocated to the Fixed Account, plus interest credited on those premium payments and transfers, less any transfers and partial withdrawals from the Fixed Account, and less any surrender charges and policy service charges and rider charges assessed on and deducted from the Fixed Account.

Fund—An open-end management investment company.

General Office—A New York Life field office.

Good Order—We consider a transaction to be in “Good Order” if it complies generally with our administrative procedures and all relevant laws and regulations, and the required information is complete and correct. We may delay or reject a request if it is not in Good Order. Good Order generally means the actual receipt by us of instructions relating to the requested transaction in writing (or, if permitted, by telephone or electronically), along with all forms and other information or documentation necessary to complete the request. We may, in our sole discretion, determine whether any particular request is in Good Order. If you have any questions, you should contact us or your registered representative before submitting a form or request.

Income Payments—Periodic payments NYLIAC makes after the Annuity Commencement Date.

Investment Division—The variable investment options available under the policy. Each Investment Division invests exclusively in shares of a specified Eligible Portfolio.

Life Income - Guaranteed Period Payment Option—The Income Payment option available under this policy. Monthly payments made under this option are made for the life of the Annuitant(s) with a guarantee of 10 years of payments.

Non-Qualified Policies—Policies that are not available for use by individuals in connection with employee retirement plans intended to qualify for special federal income tax treatment under Sections 403(b), 408, 408A and 457 of the Code. Non-Qualified Policies include policies issued for other retirement plans or arrangements, including plans qualifying under Section 401(a) of the Code.

NYLIAC, we, our or us—New York Life Insurance and Annuity Corporation. All written service requests must be sent to the NYLIAC Variable Products Service Center (“VPSC”) at one of the addresses listed in Question 15 of the section of the Prospectus entitled, “QUESTIONS AND ANSWERS ABOUT NEW YORK LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY.”

Owner (you, your)—The individual(s) or entity(ies) designated as the Owner in the policy or as subsequently changed after issue, who is entitled to exercise all rights under the policy, and upon whose death prior to the Annuity Commencement Date, benefits under the policy may be paid.

Policy Anniversary—An anniversary of the Policy Date shown on the Policy Data Page.

Policy Data Page—Page 2 of the policy, which contains the policy specifications.

Policy Date—The date from which we measure Policy Years, quarters, months, and Policy Anniversaries. It is shown on the Policy Data Page.

Policy Year—A year starting on the Policy Date. Subsequent Policy Years begin on each Policy Anniversary, unless otherwise indicated.

Qualified Policies—Policies for use by individuals under employee retirement plans that are intended to qualify for special federal income tax treatment under Sections 403(b), 408, 408A and 457 of the Code. Qualified Policies do not include policies issued for any other retirement plans or arrangements, including plans qualifying under Section 401(a) of the Code.

Separate Accounts—NYLIAC Variable Annuity Separate Account-I, NYLIAC Variable Annuity Separate Account-II and NYLIAC Variable Annuity Separate Account-III, each a segregated asset account we established to receive and invest premium payments paid under the policies. The Separate Accounts’ Investment Divisions, in turn, purchase shares of Eligible Portfolios.

Suitability Standards—The criteria used to evaluate whether a recommended transaction, relating to your policy, is suitable for the policyowner.

Variable Accumulation Value—The sum of the current Accumulation Unit value(s) for each of the Investment Divisions multiplied by the number of Accumulation Units held in the respective Investment Division.

TABLE OF FEES AND EXPENSES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the policy. The first table describes the fees and expenses that you will pay at the time that you buy the policy, surrender the policy, or transfer Accumulation Value between investment options. State premium taxes may also be deducted.

Policyowner Transaction Expenses

	Separate Accounts I and II	Separate Account III
Guaranteed maximum Surrender Charge as a percentage of the amount withdrawn.[1]	7.00%	7.00%
Current maximum Surrender Charge as a percentage of the amount withdrawn.[1]	7.00%	7.00%
Transfer Fee	Guaranteed maximum charge: $30
	Current charge: $0[2]

[1]

The percentage applied to calculate the maximum surrender charge is reduced as follows: 7% during Policy Years 1 through 3; 6% during Policy Year 4; 5% during Policy Year 5; 4% during Policy Year 6; 3% during Policy Year 7; 2% during Policy Year 8; 1% during Policy Year 9; and 0% thereafter.

[2]

Currently, we do not charge for transfers under the policy. However, we reserve the right to charge for transfers in excess of 12 in a Policy Year. We will charge no more than $30 for each transfer at the time each transfer is processed. See “CHARGES AND DEDUCTIONS—Other Charges—(e) Transfer Fees.”

The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including Fund fees and expenses.

Periodic Charges Other Than Fund Company Charges

	Separate Accounts I and II	Separate Account III
Annual Policy Service Charge	Lesser of $30 or 2% of the Accumulation Value for policies with less than $10,000 of Accumulation Value.	$30 for policies with less than $20,000 of Accumulation Value.
Current and guaranteed maximum Separate Account Annual Expenses Charge (calculated as an annualized percentage of the daily average Variable Accumulation Value, including mortality and expense risk and administrative fees).	1.30%	1.40%

Optional Rider Charges: Enhanced Beneficiary Benefit Rider

Guaranteed maximum Enhanced Beneficiary Benefit Rider Charge (calculated as an annualized percentage of the policy’s Accumulation Value, deducted on a quarterly basis).	N/A	1.00%
Current Enhanced Beneficiary Benefit Rider Charge	N/A	0.30%

The next table shows the minimum and maximum total operating expenses charged by the portfolio companies that you may pay periodically during the time that you own the policy (before any fee waiver or expense reimbursement). The expenses are expressed as a percentage of average net assets of the portfolios and may be higher or lower in the future. More detail concerning each portfolio company’s fees and expenses is contained in the prospectus for each portfolio company.

Total Annual Portfolio Company Operating Expenses(#)

	Minimum	Maximum
For policies purchased on or after June 2, 2003: Expenses that are deducted from the Eligible Portfolio assets, including management fees, 12b-1 fees, administration fees and other expenses as of 12/31/18.	0.43%	1.77%
For policies purchased prior to June 2, 2003: Expenses that are deducted from the Eligible Portfolio assets, including management fees, 12b-1 fees, administration fees and other expenses as of 12/31/18.	0.19%	1.77%

(#)

Shown as a percentage of average net assets for the fiscal year ended December 31, 2018. The Fund or its agents provided the fees and charges that are based on 2018 expenses, unless otherwise indicated. For Funds that are not affiliated with NYLIAC, we have not verified the accuracy of the information provided by the Fund or its agents.

Annual Portfolio Company Operating Expenses(#)

Fund	Management Fees	Distribution (12b-1) Fees(§)	Other Expenses	Acquired Fund Fees and Expenses	Total Fund Annual Expense	Fee Waiver And/Or Expense Reimbursement	Total Fund Annual Expense after Fee Waiver And/Or Expense Reimbursement
MainStay VP Balanced — Service Class	0.70%	0.25%	0.04%	0.01%	1.00%	(—)	1.00%
MainStay VP Conservative Allocation — Service Class	0.00%	0.25%	0.03%	0.65%	0.93%	(—)	0.93%
MainStay VP Growth Allocation — Service Class	0.00%	0.25%	0.02%	0.88%	1.15%	(—)	1.15%
MainStay VP IQ Hedge Multi-Strategy — Service Class	0.75%	0.25%	0.07%	0.25%	1.32%	(0.12)%	1.20	%(a)
MainStay VP Moderate Allocation — Service Class	0.00%	0.25%	0.02%	0.76%	1.03%	(—)	1.03%
MainStay VP Moderate Growth Allocation — Service Class	0.00%	0.25%	0.02%	0.85%	1.12%	(—)	1.12%
BlackRock® Global Allocation V.I. Fund — Class III	0.63%	0.25%	0.26%	0.01%	1.15%	(0.14)%	1.01	%(c)
BlackRock® High Yield V.I. Fund — Class III	0.48%	0.25%	0.25%	0.01%	0.99%	(0.11)%	0.88	%(d)
DWS Alternative Asset Allocation VIP — Class B	0.56%	0.25%	0.27%	0.69%	1.77%	(0.62)%	1.15	%(h)
Fidelity® VIP FundsManager® 60% Portfolio — Service Class	0.25%	0.10%	0.00%	0.49%	0.84%	(0.15)%	0.69	%(k)
Invesco V.I. International Growth Fund — Series II Shares	0.71%	0.25%	0.22%	0.01%	1.19%	(0.01)%	1.18	%(e)

Please refer to the applicable fund prospectus for additional information.

(#)

Shown as a percentage of average net assets for the fiscal year ended December 31, 2018, unless otherwise indicated. The Fund or its agents provided the fees and charges, which are based on 2018 expenses. For funds that are not affiliated with NYLIAC, we have not verified the accuracy of the information provided by the Fund or its agents.

§

Because the distribution (12b-1) fee charge is an ongoing fee, the fee will increase the cost of your investment and may cost you more than paying other types of sales charges. The fees designated as “12b-1 fees” may reflect “Service Fees.”

Fund	Management Fees(¶)	Distribution (12b-1) Fees(§)	Other Expenses	Total Fund Annual Expense(#)	Fee Waiver And/Or Expense Reimbursement	Total Fund Annual Expense after Fee Waiver And/Or Expense Reimbursement
MainStay VP Bond — Service Class	0.49%	0.25%	0.04%	0.78%	(—)	0.78%
MainStay VP Bond — Initial Class	0.49%	0.00%	0.04%	0.53%	(—)	0.53%
MainStay VP Cushing® Renaissance Advantage — Service Class	1.10%	0.25%	0.06%	1.41%	(—)	1.41%
MainStay VP Eagle Small Cap Growth — Service Class	0.81%	0.25%	0.04%	1.10%	(—)	1.10%
MainStay VP Eagle Small Cap Growth — Initial Class	0.81%	0.00%	0.04%	0.85%	(—)	0.85%
MainStay VP Emerging Markets Equity — Service Class	1.00%	0.25%	0.15%	1.40%	(—)	1.40%
MainStay VP Emerging Markets Equity — Initial Class	1.00%	0.00%	0.15%	1.15%	(—)	1.15%
MainStay VP Epoch U.S. Equity Yield — Service Class	0.69%	0.25%	0.02%	0.96%	(0.03)%	0.93	%(i)
MainStay VP Epoch U.S. Equity Yield — Initial Class	0.69%	0.00%	0.02%	0.71%	(0.03)%	0.68	%(i)
MainStay VP Fidelity Institutional AM® Utilities — Service Class	0.64%	0.25%	0.04%	0.93%	(—)	0.93%
MainStay VP Floating Rate — Service Class	0.60%	0.25%	0.05%	0.90%	(—)	0.90%
MainStay VP Income Builder — Service Class	0.57%	0.25%	0.05%	0.87%	(—)	0.87%
MainStay VP Income Builder — Initial Class	0.57%	0.00%	0.05%	0.62%	(—)	0.62%

Fund	Management Fees(¶)		Distribution (12b-1) Fees(§)	Other Expenses	Total Fund Annual Expense(#)	Fee Waiver And/Or Expense Reimbursement	Total Fund Annual Expense after Fee Waiver And/Or Expense Reimbursement
MainStay VP Indexed Bond — Service Class	0.25%		0.25%	0.06%	0.56%	(—)	0.56%
MainStay VP Janus Henderson Balanced — Service Class	0.55%		0.25%	0.03%	0.83%	(—)	0.83%
MainStay VP Janus Henderson Balanced — Initial Class	0.55%		0.00%	0.03%	0.58%	(—)	0.58%
MainStay VP Large Cap Growth — Service Class	0.74	%(b)	0.25%	0.02%	1.01%	(—)	1.01%
MainStay VP Large Cap Growth — Initial Class	0.74	%(b)	0.00%	0.02%	0.76%	(—)	0.76%
MainStay VP MacKay Common Stock — Service Class	0.54%		0.25%	0.03%	0.82%	(—)	0.82%
MainStay VP MacKay Common Stock — Initial Class	0.54%		0.00%	0.03%	0.57%	(—)	0.57%
MainStay VP MacKay Convertible — Service Class	0.58%		0.25%	0.03%	0.86%	(—)	0.86%
MainStay VP MacKay Convertible — Initial Class	0.58%		0.00%	0.03%	0.61%	(—)	0.61%
MainStay VP MacKay Government — Service Class	0.50%		0.25%	0.07%	0.82%	(—)	0.82%
MainStay VP MacKay Government — Initial Class	0.50%		0.00%	0.07%	0.57%	(—)	0.57%
MainStay VP MacKay Growth — Service Class	0.69%		0.25%	0.04%	0.98%	(—)	0.98%
MainStay VP MacKay Growth — Initial Class	0.69%		0.00%	0.04%	0.73%	(—)	0.73%
MainStay VP MacKay High Yield Corporate Bond — Service Class	0.56%		0.25%	0.02%	0.83%	(—)	0.83%
MainStay VP MacKay High Yield Corporate Bond — Initial Class	0.56%		0.00%	0.02%	0.58%	(—)	0.58%
MainStay VP MacKay International Equity — Service Class	0.89%		0.25%	0.07%	1.21%	(—)	1.21%
MainStay VP MacKay International Equity — Initial Class	0.89%		0.00%	0.07%	0.96%	(—)	0.96%
MainStay VP MacKay Mid Cap Core — Service Class	0.85%		0.25%	0.03%	1.13%	(0.02)%	1.11	%(g)
MainStay VP MacKay Mid Cap Core — Initial Class	0.85%		0.00%	0.03%	0.88%	(0.02)%	0.86	%(g)
MainStay VP MacKay S&P 500 Index — Service Class	0.16%		0.25%	0.03%	0.44%	(0.03)%	0.41	%(j)
MainStay VP MacKay S&P 500 Index — Initial Class	0.16%		0.00%	0.03%	0.19%	(0.03)%	0.16	%(j)
MainStay VP MacKay Small Cap Core —Initial Class*	0.80%		0.00%	0.03%	0.83%	(0.03)%	0.80	%(p)
MainStay VP MacKay Unconstrained Bond — Service Class	0.56%		0.25%	0.19%	1.00%	(—)	1.00%
MainStay VP Mellon Natural Resources — Initial Class	0.79%		0.00%	0.06%	0.85%	(—)	0.85%
MainStay VP PIMCO Real Return — Service Class	0.50%		0.25%	0.93%	1.68%	(0.09)%	1.59	%(q)
MainStay VP T. Rowe Price Equity Income — Service Class	0.74%		0.25%	0.03%	1.02%	(—)	1.02%
MainStay VP T. Rowe Price Equity Income — Initial Class	0.74%		0.00%	0.03%	0.77%	(—)	0.77%
MainStay VP U.S. Government Money Market — Initial Class	0.40%		0.00%	0.04%	0.44%	(—)	0.44%
American Funds IS Asset Allocation Fund — Class 4	0.27%		0.25%	0.27%	0.79%	(—)	0.79%
American Funds IS Blue Chip Income and Growth Fund — Class 4	0.39%		0.25%	0.27%	0.91%	(—)	0.91%
American Funds IS Global Small Capitalization Fund — Class 4	0.70%		0.25%	0.29%	1.24%	(—)	1.24%
American Funds IS Growth Fund — Class 4	0.32%		0.25%	0.27%	0.84%	(—)	0.84%
American Funds IS New World Fund® — Class 4	0.70%		0.25%	0.31%	1.26%	(—)	1.26%
ClearBridge Variable Appreciation Portfolio — Class II	0.69%		0.25%	0.04%	0.98%	(—)	0.98%
Columbia Variable Portfolio — Commodity Strategy Fund — Class 2	0.63%		0.25%	0.03%	0.91%	(—)	0.91%
Columbia Variable Portfolio — Emerging Markets Bond Fund — Class 2	0.60%		0.25%	0.17%	1.02%	(—)	1.02%
Columbia Variable Portfolio — Small Cap Value Fund — Class 2	0.87%		0.25%	0.25%	1.37%	(0.20)%	1.17	%(n)
Delaware VIP® Small Cap Value Series — Service Class	0.71%		0.30%	0.06%	1.07%	(—)	1.07%
Dreyfus IP Technology Growth Portfolio — Service Shares	0.75%		0.25%	0.04%	1.04%	(—)	1.04%

Fund	Management Fees(¶)	Distribution (12b-1) Fees(§)	Other Expenses	Total Fund Annual Expense(#)	Fee Waiver And/Or Expense Reimbursement		Total Fund Annual Expense after Fee Waiver And/Or Expense Reimbursement
Dreyfus IP Technology Growth Portfolio — Initial Shares	0.75%	0.00%	0.04%	0.79%	(—)		0.79%
Fidelity® VIP ContrafundSM Portfolio — Service Class 2	0.54%	0.25%	0.08%	0.87%	(—)		0.87%
Fidelity® VIP ContrafundSM Portfolio — Initial Class	0.54%	0.00%	0.08%	0.62%	(—)		0.62%
Fidelity® VIP Emerging Markets Portfolio — Service Class 2	0.79%	0.25%	0.23%	1.27%	(—)		1.27%
Fidelity® VIP Equity-Income PortfolioSM — Service Class 2	0.44%	0.25%	0.09%	0.78%	(—)		0.78%
Fidelity® VIP Equity-Income PortfolioSM — Initial Class	0.44%	0.00%	0.09%	0.53%	(—)		0.53%
Fidelity® VIP Growth Opportunities Portfolio — Service Class 2	0.54%	0.25%	0.11%	0.90%	(—)		0.90%
Fidelity® VIP Health Care Portfolio — Service Class 2	0.54%	0.25%	0.11%	0.90%	(—)		0.90%
Fidelity® VIP International Index Portfolio — Service Class 2	0.11%	0.25%	0.07%	0.43%	(—)		0.43%
Fidelity® VIP Mid Cap Portfolio — Service Class 2	0.54%	0.25%	0.08%	0.87%	(—)		0.87%
Invesco V.I. American Value Fund — Series II Shares	0.72%	0.25%	0.21%	1.18%	(—)		1.18%
Janus Henderson Enterprise Portfolio — Service Shares	0.64%	0.25%	0.08%	0.97%	(—)		0.97%
Janus Henderson Global Research Portfolio — Service Shares	0.51%	0.25%	0.09%	0.85%	(—)		0.85%
Janus Henderson Global Research Portfolio — Institutional Shares	0.51%	0.00%	0.09%	0.60%	(—)		0.60%
MFS® International Value Portfolio — Service Class	0.85%	0.25%	0.05%	1.15%	(—)		1.15%
MFS® Investors Trust Series — Service Class	0.75%	0.25%	0.05%	1.05%	(0.01	%)(l)	1.04%
MFS® Investors Trust Series — Initial Class	0.75%	0.00%	0.05%	0.80%	(0.01	%)(l)	0.79%
MFS® Research Series — Service Class	0.75%	0.25%	0.07%	1.07%	(0.01	%)(m)	1.06%
MFS® Research Series — Initial Class	0.75%	0.00%	0.07%	0.82%	(0.01	%)(m)	0.81%
Morgan Stanley VIF U.S. Real Estate Portfolio — Class II	0.70%	0.25%	0.28%	1.23%	(0.16)%		1.07	%(f)
Neuberger Berman AMT Mid Cap Growth Portfolio — Class S	0.84%	0.25%	0.10%	1.19%	(0.08)%		1.11	%(o)
PIMCO VIT International Bond Port (U.S. Dollar-Hedged) — Advisor Class	0.75%	0.25%	0.06%	1.06%	(—)		1.06%
PIMCO VIT Low Duration Portfolio — Advisor Class	0.50%	0.25%	0.09%	0.84%	(—)		0.84%
PIMCO VIT Total Return Portfolio — Advisor Class	0.50%	0.25%	0.26%	1.01%	(—)		1.01%
Victory VIF Diversified Stock Fund — Class A Shares	0.30%	0.25%	0.41%	0.96%	(—)		0.96%

Please refer to the applicable fund prospectus for additional information.

*

As of May 1, 2019, NYLIAC substituted shares of MainStay VP MacKay Small Cap Core - Service Class (the “Prior Fund”) with shares of MainStay VP MacKay Small Cap Core - Initial Class (the “Replacement Fund”). Any allocation in the Prior Fund has been redeemed to purchase accumulation units in the Replacement Fund. All policyowners affected by the substitution will receive a written confirmation of the transaction. Policyowners won’t incur any fees, charges or tax liability because of the substitution. Replacement Fund expenses are lower than Prior Fund expenses. NYLIAC or an affiliate will pay all expenses in connection with the substitution. As of the date hereof, no new allocations or transfers will be accepted into the Prior Fund.

¶	Management Fees may include Adviser and/or Administration Fees.
#

Shown as a percentage of average net assets for the fiscal year ended December 31, 2018, unless otherwise indicated. The Fund or its agents provided the fees and charges, which are based on 2018 expenses. We have not verified the accuracy of the information provided by the Fund or its agents.

§

Because the distribution (12b-1) fee charge is an ongoing fee, the fee will increase the cost of your investment and may cost you more than paying other types of sales charges. The fees designated as “12b-1 fees” may reflect “Service Fees.”

(a)

New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Portfolio Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) portfolio/fund fees and expenses) of Service Class Shares do not exceed 0.95% of average daily net assets. This agreement will remain in effect until May 1, 2020, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Portfolio

(b)

New York Life Investments has contractually agreed to waive a portion of its management fee so that the management fee does not exceed 0.55% on assets up from $11 billion to $13 billion; and 0.525% on assets over $13 billion. This agreement expires on May 1, 2020, and may only be amended or terminated prior to that date by action of the Board.

(c)

As described in the “Management of the Funds” section of the Fund’s prospectus, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 1.50% of average daily net assets through April 30, 2020. BlackRock has also contractually agreed to reimburse fees in order to limit certain operational and recordkeeping fees to 0.07% of average daily net assets through April 30, 2020. BlackRock has contractually agreed to waive the management fee with respect to any portion of each Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and ETFs managed by BlackRock or its affiliates that have a contractual management fee, through April 30, 2020. Each of these contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Fund or by a vote of a majority of the outstanding voting securities of the Fund.

(d)

As described in the “Management of the Funds” section of the Fund’s prospectus, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 1.50% of average daily net assets through April 30, 2020. BlackRock has also contractually agreed to reimburse fees in order to limit certain operational and recordkeeping fees to 0.05% of average daily net assets through April 30, 2020. BlackRock has contractually agreed to waive the management fee with respect to any portion of each Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and ETFs managed by BlackRock or its affiliates that have a contractual management fee, through April 30, 2020. Each of these contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Fund or by a vote of a majority of the outstanding voting securities of the Fund.

(e)

Invesco Advisers, Inc. (Invesco) has contractually agreed to waive a portion of the Fund’s management fee in an amount equal to the net management fee that Invesco earns on the Fund’s investments in certain affiliated funds, which will have the effect of reducing Acquired Fund Fees and Expenses. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2020. During its term, the fee waiver agreement cannot be terminated or amended to reduce the advisory fee waiver without approval of Invesco’s Board of Trustees.

(f)

The Fund’s “Adviser,” Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Fund so that Total Annual Fund Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.07%. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Board of Directors of Morgan Stanley Variable Insurance Fund, Inc. (the “Company”) acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

(g)

New York Life Investment Management LLC (“New York Life Investments”) has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Portfolio Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) portfolio/fund fees and expenses) of Initial Class Shares and Service Class shares do not exceed 0.86% and 1.11%, respectively of average daily net assets. This agreement will remain in effect until May 1, 2020, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Portfolio.

(h)

Through April 30, 2020, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the portfolio to the extent necessary to maintain the portfolio’s total annual operating expenses at ratios no higher than 1.15% for Class B shares, excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense. The agreement may only be terminated with the consent of the fund’s Board.

(i)

New York Life Investment Management LLC (“New York Life Investments”) has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Portfolio Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) portfolio/fund fees and expenses) of Service Class shares do not exceed 0.93% of average daily net assets. New York Life Investments will apply an equivalent waiver or reimbursement, in an equal number of basis points to Initial Class shares. This agreement will remain in effect until May 1, 2020, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Portfolio.

(j)

New York Life Investment Management LLC (“New York Life Investments”) has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Portfolio Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) portfolio/fund fees and expenses) of Initial Class shares do not exceed 0.16% of average daily net assets. New York Life Investments will apply an equivalent waiver or reimbursement, in an equal number of basis points to Service Class shares. This agreement will remain in effect until May 1, 2020, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Portfolio.

(k)

FMR Co., Inc. has contractually agreed to waive 0.05% of each fund’s management fee. This arrangement will remain in effect through April 30, 2020. In addition, Fidelity Management & Research Company (FMR) has contractually agreed to reimburse 0.10% of class-level expenses for Service Class. This arrangement will remain in effect for at least one year from the effective date of the prospectus, and will remain in effect thereafter as long as Service Class continue to be sold to unaffiliated insurance companies.

(l)

Massachusetts Financial Services Company has agreed in writing to bear the fund’s expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund’s investment activity), such that “Total Annual Fund Operating Expenses” do not exceed 1.04% of the class’ average daily net assets annually for Service Class shares and 0.79% of the class’ average daily net assets annually for Initial Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue until at least April 30, 2020.

(m)

Massachusetts Financial Services Company has agreed in writing to bear the fund’s expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund’s investment activity), such that “Total Annual Fund Operating Expenses” do not exceed 1.04% of the class’ average daily net assets annually for Service Class shares and 0.79% of the class’ average daily net assets annually for Initial Class shares. (“Other Expenses” include 0.02% of interest and/or investment-related expenses incurred in connection with the fund’s investment activity which are excluded from the expense limitation described in the prior sentence.) This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue until at least April 30, 2020.
(n)

Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) through April 30, 2020, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 1.17% for Class 2.

(o)

Neuberger Berman Investment Advisers LLC (“NBIA”) has undertaken through December 31, 2022 to waive fees and/or reimburse certain operating expenses, including the compensation of NBIA and excluding taxes, interest, extraordinary expenses, brokerage commissions, dividend and interest expenses related to short sales, acquired fund fees and expenses and transaction costs, that exceed, in the aggregate, 1.10% of the average daily net asset value of the Mid Cap Growth Portfolio effective November 1, 2017 (1.25% prior to November 1, 2017); The expense limitation arrangements for the Portfolios are contractual and any excess expenses can be repaid to NBIA within three years of the year incurred, provided such repayment would not cause a Portfolio to exceed its respective limitation in place at the time the fees were waived and/or the expenses were reimbursed, or the expense limitation in place at the time the Fund repays NBIA, whichever is lower.

(p)

New York Life Investment Management LLC (“New York Life Investments”) has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Portfolio Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) portfolio/fund fees and expenses) of Initial Class shares do not exceed 0.80% of average daily net assets. This agreement will remain in effect until May 1, 2020, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Portfolio.

(q)

New York Life Investment Management LLC (“New York Life Investments”) has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Portfolio Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) portfolio/fund fees and expenses) of Service Class shares do not exceed 0.78% of average daily net assets. This agreement will remain in effect until May 1, 2020, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Portfolio.

Guaranteed Maximum Charges Examples

The table below will help you understand the various costs and expenses that you will bear directly and indirectly. The table reflects the Investment Division with the maximum charges and expenses of the policy including, policyowner transaction expenses, the annual policy service charge, separate account annual expenses, portfolio company fees and expenses and the highest possible combination of optional rider charges (using guaranteed maximum charges) where indicated. Your actual costs may be higher or lower. For more information on the charges reflected in these tables, see “CHARGES AND DEDUCTIONS” and the Fund prospectuses that accompany this Prospectus. NYLIAC may, where premium taxes are imposed by state law, deduct the premium taxes upon surrender of the policy or on the Annuity Commencement Date.

You would pay the following expenses on a $10,000 allocation, assuming 5% annual returns:

For New York Life Flexible Premium Variable Annuity Policies in Separate Account—III:

	Expenses if you annuitize your policy				Expenses if you surrender your policy				Expenses if you do not surrender your policy
	1 yr	3 yr	5 yr	10 yr	1 yr	3 yr	5 yr	10 yr	1 yr	3 yr	5 yr	10 yr
with EBB Rider	$1,100.21	$1,374.40	$2,318.73	$4,706.84	$1,100.21	$2,042.82	$2,807.93	$4,736.84	$436.19	$1,374.40	$2,318.73	$4,706.84
without any Riders	$1,003.38	$1,073.40	$1,832.96	$3,819.28	$1,003.38	$1,761.77	$2,346.40	$3,849.28	$332.85	$1,073.40	$1,832.96	$3,819.28

For New York Life Flexible Premium Variable Annuity Policies in Separate Account—I and II:

	Expenses if you annuitize your policy				Expenses if you surrender your policy				Expenses if you do not surrender your policy
	1 yr	3 yr	5 yr	10 yr	1 yr	3 yr	5 yr	10 yr	1 yr	3 yr	5 yr	10 yr
without any Riders	$993.54	$984.33	$1,670.04	$3,493.79	$993.54	$1,678.51	$2,191.46	$3,523.79	$322.35	$984.33	$1,670.04	$3,493.79

QUESTIONS AND ANSWERS ABOUT

NEW YORK LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY

NOTE: The following section contains brief questions and answers about New York Life Flexible Premium Variable Annuity. You should refer to the body of this Prospectus for more detailed information.

1. What is New York Life Flexible Premium Variable Annuity?

A New York Life Flexible Premium Variable Annuity is a deferred variable annuity policy. NYLIAC issues the policy. You may allocate premium payments to the Investment Divisions of the applicable Separate Account, an Asset Allocation Model, as well as the Fixed Account. The Accumulation Value will fluctuate according to the performance of the Investment Divisions or Asset Allocation Model selected and the interest credited to the amounts in the Fixed Account.

2. Where can I allocate my premium payments?

You can allocate your premium payments to one or more of the following Allocation Options:

(a)	SEPARATE ACCOUNTS

Separate Account I is used for Non-Qualified Policies and Separate Account II is used for Qualified Policies. Each consists of 68 Investment Divisions, some of which may not be available under your policy. They offer investments in domestic and international markets. When you allocate a premium payment to one of the Investment Divisions or an Asset Allocation Model, the Separate Account will invest your premium payment exclusively in shares of the corresponding Eligible Portfolio of the relevant Fund(s). You can allocate among a maximum of eighteen (18) Investment Divisions, plus the Fixed Account.

Separate Account III currently consists of 92 Investment Divisions, some of which may not be available under your policy. The available Investment Divisions and Asset Allocation Models offer investments in domestic and international markets. When you allocate a premium payment to one of the Investment Divisions or an Asset Allocation Model, the Separate Account will invest your premium payment exclusively in shares of the corresponding Eligible Portfolio of the relevant Fund(s). You can allocate among a maximum of eighteen Investment Divisions, plus the Fixed Account.

(b)	FIXED ACCOUNT

Each premium payment, or the portion of any premium payment, you allocate to the Fixed Account will earn an interest rate at least equal to the guaranteed minimum interest rate.

3. Can I make transfers among the Investment Divisions, the Asset Allocation Models and the Fixed Account?

You can transfer all or part of the Accumulation Value of your policy between the Investment Divisions and one of the Asset Allocation Models or from the Investment Divisions and/or an Asset Allocation Model to the Fixed Account any time prior to 30 days before the Annuity Commencement Date but certain restrictions apply. Generally, you can transfer a minimum amount of $500 between Investment Divisions, unless we agree otherwise. You can make transfers from the Fixed Account to the Investment Divisions or an Asset Allocation Model but certain restrictions apply. (See “THE FIXED ACCOUNT.”) Please note that each transfer to or from an Asset Allocation Model counts as one transfer. (See “THE POLICIES—Transfers.”)

You may not transfer money into the Fixed Account if you transferred money out of the Fixed Account during the previous six-month period.

4. What charges are assessed against the policy?

For Policies Investing in Separate Accounts-I & II:

Before the date we start making Income Payments to you, unless currently waived, we will deduct a policy service charge on each Policy Anniversary or upon surrender of the policy. This charge will be the lesser of $30 or 2.00% of the Accumulation Value at the end of the Policy Year or on the date of surrender. See “CHARGES AND DEDUCTIONS-Other Charges-Policy Service Charge” for information regarding waiver of the policy service charge.

For Policies Investing in Separate Account-III:

Before the date we start making Income Payments to you, unless currently waived, we will deduct a policy service charge of $30 on each Policy Anniversary or upon surrender of the policy. See “CHARGES AND DEDUCTIONS-Other Charges-Policy Service Charge” for information regarding waiver of the policy service charge.

In addition, we deduct on a daily basis a charge for policy administration expenses. This charge is equal, on an annual basis, to 0.20% of the net asset value of the Separate Account. (See “OTHER CHARGES.”)

The policies are also subject to a charge for certain mortality and expense risks NYLIAC assumes (“M&E Charge”). We also deduct this charge on a daily basis. This charge is equal, on an annual basis, to 1.20% of the daily net asset value of the Separate Account. (See “OTHER CHARGES.”)

We impose a surrender charge on certain partial withdrawals and surrenders of the policies. This charge is assessed as a percentage of the amount withdrawn during the first nine Policy Years. The percentage declines after the first three Policy Years as follows:

Policy Year	Surrender Charge
1	7%
2	7%
3	7%
4	6%
5	5%
6	4%
7	3%
8	2%
9	1%
10+	0%

In no event will the aggregate surrender charge applied under the policy exceed nine percent (9.0%) of the total Premium Payments.

You can make withdrawals from the policy free of surrender charges based on certain limitations. In any one Policy Year, you may withdraw free of a surrender charge the greatest of: (i) 10% of the Accumulation Value at the time of the withdrawal, less any prior partial withdrawals made during the Policy Year that were free of surrender charges; (ii) the Accumulation Value less the accumulated premium payments; or (iii) 10% of the Accumulation Value as of the prior Policy Anniversary (10% of the premium payment if the withdrawal is made in the first Policy Year), less any prior partial withdrawals during the Policy Year that were free of surrender charges. (See “CHARGES AND DEDUCTIONS—Surrender Charges” and “EXCEPTIONS TO SURRENDER CHARGES.”)

If you purchased the Enhanced Beneficiary Benefit (“EBB”) Rider, we will deduct a charge each policy quarter that the rider is in effect. We will deduct this charge beginning in the first policy quarter after the Policy Date. This charge will be deducted from each Investment Division and the Fixed Account, in proportion to its percentage of the Accumulation Value. The maximum annual charge is 1.00% of the policy’s Accumulation Value, applied on a quarterly basis. We may set a lower charge at our sole discretion. You should consult your registered representative to determine the percentage we are currently charging before you select this rider. The current charge for the EBB Rider is 0.30% of the policy’s Accumulation Value, applied on a quarterly basis (0.075% per quarter). The original percentage you are charged for the EBB Rider will not change once your policy is issued. NYLIAC may in the future, charge up to the maximum annual amount described above for new policies.

Finally, the value of the shares of each Fund reflects advisory fees, administration fees and other expenses deducted from the assets of each Fund. (See the Fund prospectuses which are attached to this Prospectus.)

5. What are the minimum initial and maximum additional premium payments?

The minimum initial premium payment for Qualified Policies is as follows:

(a)	for Code Section 403(b) Tax Sheltered Annuities (“TSAs”), $2,000 single premium or $50 per month;

(b)	for IRAs and Roth IRAs, $1,200 initial premium payment plus pre-authorized monthly deductions of $100 per month, or pre-authorized monthly deductions of $165 per month or a $2,000 single premium;

(c)	for deferred compensation plans, $50 per month;

(d)	for SEP plans, $600 initial premium payment or $50 per month if part of a pre-authorized billing arrangement; and

(e)	For SIMPLE IRAs, $4,000 initial premium payment and, if part of a pre-authorized billing arrangement; $50 per month.

For Qualified Policies you may not make premium payments in excess of the amount permitted by law for the plan indicated.

For Non-Qualified Policies, the minimum initial premium payment is a $5,000 single premium or a $2,500 premium payment plus $50 per month as either a pre-authorized monthly deduction or as part of a pre-authorized monthly billing arrangement. Additional premium payments must be at least $50 each or such lower amount as we may permit at any time. You have a choice of sending premium payments directly to NYLIAC at one of the addresses listed in Question 17 of this Prospectus or through pre-authorized monthly deductions from banks, credit unions or similar accounts and public or private employee payroll deductions. The maximum aggregate amount of premium payments we accept without prior approval is $1,000,000.

For policies investing in Separate Accounts–I and II that were issued for delivery in New York from August 1995 to August 1997, the following minimum initial and maximum additional premium payment requirements apply:

(a)

For Non-Qualified Policies, the minimum single premium payment is $2,500 plus $50 per month as either a pre-authorized monthly deduction or as part of a pre-authorized monthly billing arrangement. The maximum total dollar amount of premium payments in any Policy Year may not exceed $4,999.99.

(b)

For TSA policies, Section 457 deferred compensation plan policies, Simplified Employee Pension (“SEP”) plan policies and any other Qualified Policies, premium payments may only be made through a pre-authorized billing arrangement. The maximum dollar amount of scheduled premium payments may not exceed the applicable annual plan limit as specified in the Internal Revenue Code.

(c)

For TSA transfer premium payments made to an existing TSA policy, the maximum dollar amount of transfer premium payments in the first Policy Year may not exceed $1,999.99. For any additional TSA transfer premium payments made in the second or subsequent Policy Years, the maximum total dollar amount of annual transfer premium payments may not exceed $4,999.99.

(d)

For Individual Retirement Annuity (“IRA”) policies, the minimum premium payment is $1,200 initial and $100 scheduled under a pre-authorized monthly deduction arrangement, or $100 scheduled under a pre- authorized monthly deduction arrangement, or $2,000 lump sum. For any additional premium payments made in the second or subsequent Policy Years, the maximum total dollar amount of annual premium payments may not exceed $4,999.99.

Acceptance of initial and subsequent premium payments is subject to our Suitability Standards.

6. How are premium payments allocated?

If the application is in Good Order, we will issue the policy and allocate the initial premium payment to the Allocation Options you have selected within two Business Days after receipt at the Cleveland or Dallas Service Center. Subsequent premium payments will be credited to your Policy at the close of the Business Day on which they were received by NYLIAC. (See “THE POLICIES—Policy Application and Premium Payments.”) You may raise or lower the percentages (which must be in whole numbers), of the premium payment you place in each Allocation Option at the time you make a premium payment. The minimum amount which you may place in any one Investment Division or the Fixed Account is $25, or such lower amount as we may permit. We reserve the right to limit the amount of a premium payment that may be placed in any one Allocation Option and the number of Investment Divisions to which you may allocate your Accumulation Value. Acceptance of initial and subsequent premium payments is subject to our Suitability Standards.

7. What happens if premium payments are not made?

If we do not receive any premium payments for a period of two years, and both the Accumulation Value of your policy and your total premium payments less any withdrawals, outstanding loans and surrender charges are less than $2,000, we reserve the right to terminate your policy. We will notify you of our intention to exercise this right and give you 90 days to make a premium payment. If we terminate your policy, we will pay you the Accumulation Value of your policy in one lump sum.

8. Can I withdraw money from the policy before the Annuity Commencement Date?

You may make withdrawals from your policy before the Annuity Commencement Date and while the Annuitant is still alive. Your withdrawal request must be in Good Order before we will process it. Under most circumstances, you may make a minimum partial withdrawal of $500. Withdrawals may be subject to a surrender charge. In addition, you may have to pay income tax and, if you are under age 59 1/2, a 10% penalty tax may apply. (See “DISTRIBUTIONS UNDER THE POLICY” and “FEDERAL TAX MATTERS.”) Please note that certain withdrawal requests must be made in writing and sent to NYLIAC’s Variable Products Service Center. (See “DISTRIBUTIONS UNDER THE POLICY—Surrenders and Withdrawals—(b) Partial Withdrawals and (c) Periodic Partial Withdrawals.”)

9. How will NYLIAC make Income Payments on the Annuity Commencement Date?

We will make Income Payments on a fixed basis. We do not currently offer a variable Income Payment option. We will make payments under the Life Income Payment Option over the life of the Annuitant with a guarantee of 10 years of payments, even if the Annuitant dies sooner. Fixed Income Payments will always be the same specified amount. (See “DISTRIBUTIONS UNDER THE POLICY—Income Payments.”) we may offer other options, at our discretion, where permitted by state law.

10. What happens if I die or the Annuitant dies before the Annuity Commencement Date?

Unless amended by any rider attached to the policy, if you or the Annuitant dies before the Annuity Commencement Date, we will pay the Beneficiary(ies) under the policy an amount equal to the greatest of:

(a)	the Accumulation Value, less any outstanding loan balance, as of the day we receive a claim form in Good Order

(b)	the sum of all premium payments made less any outstanding loan balance, partial withdrawals and surrender charges previously imposed, less any rider charges, or

(c)

the “reset value” (as described in this Prospectus), plus any additional premium payments made since the most recent “reset date,” less any outstanding loan balance, partial withdrawals and applicable surrender charges since the most recent “reset date.” This feature is only available for policies investing in Separate Account-III.

If the Beneficiary is the spouse (as defined under Federal law) of the Annuitant and the owner, see Question 11 below. (Also see “DISTRIBUTIONS UNDER THE POLICY—Death Before Annuity Commencement” and “FEDERAL TAX MATTERS.”)

11. What happens if my spouse is the Beneficiary?

If you die before the Annuity Commencement Date, your spouse (as defined under Federal law) may continue the policy as the new Owner if he/she is also the sole primary Beneficiary of the policy (for Non-Qualified, IRA, Roth IRA, SIMPLE IRA and SEP policies only). If you are also the Annuitant, your spouse will also become the new Annuitant. If your spouse chooses to continue the policy, we will not pay the death benefit proceeds as a consequence of your death or the Annuitant’s death. If you elect the EBB Rider and the Enhanced Spousal Continuance Rider (“ESC”) Rider applies, see the EBB and ESC Riders.

12. Can I return the policy after it is delivered?

You can cancel the policy within 10 days of delivery of the policy or such longer period as required under state law. To cancel your policy, you must return it to the NYLIAC Variable Products Service Center at one of the addresses listed in Question 15 of this Prospectus or to the registered representative through whom you purchased it, along with a written request for cancellation in Good Order. Except in jurisdictions where you are entitled by law to receive the total of premium payments made under the policy less any prior withdrawals, we will promptly return the Accumulation Value calculated as of the Business Day that either the registered representative through whom you purchased the policy or NYLIAC’s Variable Products Service Center receives the policy along with the written request for cancellation in Good Order, but without any deduction for premium taxes or a surrender charge. (See “THE POLICIES—Your Right to Cancel (“Free Look”).”)

13. What about voting rights?

You can instruct NYLIAC how to vote shares of the Funds in which you have a voting interest through the Separate Account. (See “VOTING RIGHTS.”)

14. Are policy loans available?

If you have purchased your policy in connection with a Code Section 403(b) Tax-Sheltered Annuity (“TSA”) plan, you may be able to borrow some of your Accumulation Value subject to certain conditions. (See “LOANS.”)

15. Where do I send written service requests to the NYLIAC Variable Products Service Center?

Certain service requests, including but not limited to death benefit claims and surrenders, are required to be in writing. All written service requests must be sent to the NYLIAC Variable Products Service Center (“VPSC”) at one of the following addresses:

Regular Mail	NYLIAC Variable Products Service Center Madison Square Station P.O. Box 922 New York, NY 10159

Express Mail	NYLIAC Variable Products Service Center 51 Madison Avenue Room 251 New York, NY 10010

Death Claim forms may also be submitted to	New York Life P.O. Box 130539 Dallas, TX 75313-0539

Written service requests will be effective as of the Business Day they are received in Good Order at VPSC at one of the addresses listed immediately above.

Faxed and e-mailed requests are not currently accepted, however, we reserve the right to accept them at our discretion. All NYLIAC requirements must be met for us to process your service requests. Please review all service request forms carefully and provide all required information that is applicable to the transaction. If your request is not in Good Order, we will not be able to process it. We will make every reasonable attempt to notify you in writing of this situation. It is important that you inform NYLIAC of an address change so that you can receive important policy statements.

16. How do I contact NYLIAC by Telephone or by the Internet?

a. By Telephone:

Certain service requests, including but not limited to obtaining current unit values, may be made by telephone. You may reach our Customer Service Representatives at (800) 598-2019 on Business Days between the hours of 9:00 a.m. and 6:00 p.m. (Eastern Time).

b. By Internet:

Certain service requests, including but not limited to transferring assets between investment options and e-mailing your registered representative, may be made via the Internet. For Internet-based requests please visit www.newyorklife.com and enter your user name and password. (See “THE POLICIES — Online Service at www.newyorklife.com.”)

We make online services available at our discretion. In addition, availability of online services may be interrupted temporarily at certain times. We do not assume responsibility for any loss if service through the online service should become unavailable. E-mail inquiries that are non-transactional may be sent through www.newyorklife.com once they have passed all security protocols to identify the policyowner.

You may authorize us to accept electronic instructions from a registered representative or the registered service assistant assigned to your policy in order to make premium allocations, transfers, partial withdrawals and changes to your investment objective and/or risk tolerance. You may also authorize your registered representative or registered service assistant to revise your Automatic Asset Reallocation (AAR) arrangement. Your AAR may be cancelled if a premium allocation change or transfer is submitted on your behalf that is inconsistent with your current AAR arrangements. You may prevent this cancellation if a conforming AAR change is processed within one Business Day of the inconsistent premium allocation change or transfer. You may also authorize us to accept telephone instructions from a registered representative to make transfers among investment options.

To authorize the registered representative(s) or registered service assistants assigned to your policy to make premium allocations and transfers (only a registered representative can make transfers by telephone), you must send a completed Variable Product Electronic and Telephone Trading Authorization Form to VPSC at one of the addresses listed in Question 15 of this Prospectus. We may revoke or deny Trading Authorization privileges for certain policyowners (See “THE POLICIES—Limits on Transfers”). Trading Authorization may be elected, changed or cancelled at any time. We will confirm all transactions in writing. Not all transactions are available on the Internet.

NYLIAC is not liable for any loss, cost or expense for action on instructions which are believed to be genuine in accordance with these procedures. Transfer requests received after the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time or received on a non-Business Day, will be priced as of the next Business Day.

17. Where do I send subsequent premium payments and loan repayments?

Subsequent premium payments and loan repayments should be sent to one of the following addresses:

Regular Mail	NYLIAC
75 Remittance Drive
Suite 3021
Chicago, IL 60675-3021

Express Mail	NYLIAC, Suite 3021
c/o The Northern Trust Bank
350 North Orleans Street
Receipt & Dispatch, 8th Floor
Chicago, IL 60654

If in Good Order, subsequent premium payments and loan repayments will be credited as of the close of the Business Day on which they are received at one of the addresses noted in this Question 17. Please note that initial premium payments are those made in connection with the issuance of a policy and are processed in accordance with our procedures. (See “THE POLICIES—Policy Application and Premium Payments.”)

Acceptance of subsequent premium payments is subject to our Suitability Standards.

FINANCIAL STATEMENTS

The statutory statements of financial position of NYLIAC as of December 31, 2018 and 2017, and the related statutory statements of operations, of changes in capital and surplus, and of cash flows for each of the three years in the period ended December 31, 2018 (including the report of the independent registered public accounting firm) and each Separate Account’s statement of assets and liabilities as of December 31, 2018, and the statements of operations and of changes in net assets and the financial highlights for each of the periods indicated in the Financial Statements (including the report of the independent registered public accounting firm) are included in the SAI. The independent registered public accounting firm is PricewaterhouseCoopers LLP.

SEPARATE ACCOUNT-III

CONDENSED FINANCIAL INFORMATION

The following Accumulation Unit values and the number of Accumulation Units outstanding for each Investment Division for the fiscal years ended December 31 presented below are derived from the financial statements audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. Values and units shown are for full year periods beginning January 1 except where indicated. The policies were first offered on May 1, 1995. You should read this information in conjunction with the Separate Account’s audited financial statements and related notes that are included in the Statement of Additional Information.

Some Investment Divisions offered in policies issued prior to June 2, 2003 differ from Investment Divisions offered in policies issued on or after June 2, 2003. The initial class of the following Eligible Portfolios of the MainStay VP Funds Trust is available only for policies issued before June 2, 2003: MainStay VP Bond, MainStay VP Emerging Markets Equity, MainStay VP Epoch U.S. Equity Yield, MainStay VP Income Builder, MainStay VP Janus Henderson Balanced, MainStay VP Large Cap Growth, MainStay VP MacKay Common Stock, MainStay VP MacKay Convertible, MainStay VP MacKay Government, MainStay VP MacKay Growth, MainStay VP MacKay High Yield Corporate Bond, MainStay VP MacKay International Equity, MainStay VP MacKay Mid Cap Core, MainStay VP MacKay S&P 500 Index and MainStay VP T. Rowe Price Equity Income.

	Accumulation unit value		Number of
	Beginning of period	End of period	accumulation units
(Accumulation unit value in dollars and number of accumulation units in thousands)
MainStay VP Balanced – Service Class
2018	18.54	16.84	1,824
2017	17.17	18.54	2,047
2016	15.88	17.17	2,192
2015	16.62	15.88	2,332
2014	15.31	16.62	2,360
2013	12.82	15.31	2,321
2012	11.63	12.82	2,202
2011	11.51	11.63	2,331
2010	10.30	11.51	2,442
2009	8.51	10.30	2,566
MainStay VP Bond – Initial Class
2018	23.02	22.47	1,259
2017	22.47	23.02	1,448
2016	22.01	22.47	1,648
2015	22.27	22.01	1,799
2014	21.35	22.27	2,077
2013	22.05	21.35	2,401
2012	21.36	22.05	3,065
2011	20.20	21.36	3,423
2010	19.00	20.20	4,083
2009	17.87	19.00	4,350
MainStay VP Bond – Service Class
2018	13.58	13.15	1,656
2017	13.36	13.58	1,891
2016	13.20	13.36	2,129
2015	13.45	13.20	2,141
2014	12.97	13.45	2,307
2013	13.48	12.97	2,465
2012	13.22	13.48	2,831
2011	12.61	13.22	2,544
2010	11.88	12.61	2,338
2009	11.21	11.88	1,931
MainStay VP Conservative Allocation – Service Class
2018	16.26	14.92	4,156

	Accumulation unit value		Number of
	Beginning of period	End of period	accumulation units
2017	14.93	16.26	4,951
2016	14.35	14.93	5,282
2015	14.85	14.35	5,973
2014	14.53	14.85	6,344
2013	13.13	14.53	6,426
2012	12.12	13.13	6,481
2011	11.99	12.12	6,099
2010	10.88	11.99	5,257
2009	9.05	10.88	4,445
MainStay VP Cushing Renaissance Advantage – Service Class
2018	10.00	7.12	98
2017	9.43	10.00	149
2016	7.44	9.43	210
2015(e)	10.00	7.44	40
MainStay VP Eagle Small Cap Growth – Initial Class
2018	16.54	14.86	1,808
2017	13.66	16.54	2,073
2016	12.59	13.66	2,385
2015	12.89	12.59	2,761
2014	12.75	12.89	3,207
2013	9.87	12.75	3,651
2012(b)	10.00	9.87	4,194
MainStay VP Eagle Small Cap Growth – Service Class
2018	16.18	14.50	651
2017	13.40	16.18	639
2016	12.40	13.40	692
2015	12.77	12.40	817
2014	12.68	12.77	798
2013	9.85	12.68	828
2012(b)	10.00	9.85	858
MainStay VP Emerging Markets Equity – Initial Class
2018	9.89	7.74	1,287
2017	7.00	9.89	1,510
2016	6.69	7.00	1,566
2015	8.09	6.69	1,779
2014	9.32	8.09	2,019
2013	10.00	9.32	2,311
2012(b)	10.00	10.00	2,830
MainStay VP Emerging Markets Equity – Service Class
2018	9.74	7.61	2,419
2017	6.92	9.74	2,735
2016	6.62	6.92	2,951
2015	8.03	6.62	3,139
2014	9.28	8.03	3,279
2013	9.97	9.28	3,271
2012(b)	10.00	9.97	3,256
MainStay VP Epoch U.S. Equity Yield – Initial Class
2018	23.14	21.62	3,503
2017	19.77	23.14	4,034
2016	19.11	19.77	4,668
2015	20.15	19.11	5,408
2014	18.76	20.15	6,061
2013	14.61	18.76	6,940
2012	12.81	14.61	7,995

	Accumulation unit value		Number of
	Beginning of period	End of period	accumulation units
2011	13.19	12.81	9,516
2010	11.32	13.19	11,339
2009	8.87	11.32	13,405
MainStay VP Epoch U.S. Equity Yield – Service Class
2018	23.62	21.88	2,504
2017	20.37	23.62	2,808
2016	19.84	20.37	3,193
2015	21.19	19.84	3,559
2014	19.96	21.19	3,837
2013	15.72	19.96	4,084
2012	13.92	15.72	4,261
2011	14.41	13.92	4,480
2010	12.40	14.41	4,478
2009	9.74	12.40	4,366
MainStay VP Epoch U.S. Small Cap – Initial Class
2018	24.06	19.91	601
2017	21.07	24.06	691
2016	18.39	21.07	782
2015	19.40	18.39	890
2014	18.46	19.40	995
2013	13.57	18.46	1,166
2012	12.20	13.57	1,209
2011	12.72	12.20	1,449
2010	10.32	12.72	1,768
2009	7.42	10.32	2,129
MainStay VP Epoch U.S. Small Cap – Service Class
2018	28.98	23.59	784
2017	25.86	28.98	865
2016	22.93	25.86	953
2015	24.78	22.93	1,025
2014	24.31	24.78	1,103
2013	18.27	24.31	1,139
2012	16.70	18.27	1,103
2011	17.53	16.70	1,146
2010	14.25	17.53	1,190
2009	10.27	14.25	1,198
MainStay VP Fidelity Institutional AM® Utilities – Service Class
2018	14.68	14.56	8,005
2017	13.01	14.68	9,363
2016	11.87	13.01	10,472
2015	14.09	11.87	11,653
2014	12.71	14.09	12,687
2013	10.74	12.71	12,963
2012(b)	10.00	10.74	13,151
MainStay VP Floating Rate – Service Class
2018	12.90	12.66	3,092
2017	12.65	12.90	3,369
2016	11.87	12.65	4,106
2015	12.00	11.87	4,708
2014	12.15	12.00	4,494
2013	11.85	12.15	4,792
2012	11.31	11.85	4,644
2011	11.27	11.31	4,520
2010	10.59	11.27	4,790

	Accumulation unit value		Number of
	Beginning of period	End of period	accumulation units
2009	8.06	10.59	4,742
MainStay VP Growth Allocation – Service Class
2018	18.04	15.44	3,107
2017	14.99	18.04	3,403
2016	14.20	14.99	3,700
2015	14.97	14.20	3,887
2014	14.61	14.97	3,961
2013	11.40	14.61	3,758
2012	10.07	11.40	3,678
2011	10.53	10.07	3,692
2010	9.30	10.53	3,799
2009	7.39	9.30	3,697
MainStay VP Income Builder – Initial Class
2018	35.14	32.84	1,418
2017	31.66	35.14	1,592
2016	29.38	31.66	1,760
2015	30.87	29.38	1,958
2014	28.96	30.87	2,208
2013	24.81	28.96	2,435
2012	21.88	24.81	2,699
2011	21.31	21.88	3,044
2010	18.82	21.31	3,491
2009	15.45	18.82	4,058
MainStay VP Income Builder – Service Class
2018	19.98	18.44	917
2017	18.11	19.98	1,014
2016	17.01	18.11	1,107
2015	18.13	17.01	1,083
2014	17.24	18.13	1,097
2013	14.97	17.24	961
2012	13.31	14.97	897
2011	13.21	13.31	846
2010	11.70	13.21	754
2009	9.63	11.70	743
MainStay VP Indexed Bond – Service Class
2018	10.04	9.80	158
2017(g)	10.00	10.04	20
MainStay VP IQ Hedge Multi-Strategy – Service Class
2018(j)	8.38	7.67	961
2017	8.54	8.38	1,054
2016	8.67	8.54	1,051
2015	9.56	8.67	1,139
2014	11.04	9.56	1,304
2013(c)	10.00	11.04	1,051
MainStay VP Janus Henderson Balanced – Initial Class
2018	15.84	15.68	8,299
2017	13.57	15.84	9,496
2016	13.14	13.57	10,674
2015	13.23	13.14	12,154
2014	12.35	13.23	13,674
2013	10.42	12.35	15,534
2012(b)	10.00	10.42	17,731
MainStay VP Janus Henderson Balanced – Service Class
2018	15.61	15.41	3,012

	Accumulation unit value		Number of
	Beginning of period	End of period	accumulation units
2017	13.40	15.61	3,240
2016	13.02	13.40	3,496
2015	13.14	13.02	3,700
2014	12.29	13.14	3,811
2013	10.40	12.29	3,816
2012(b)	10.00	10.40	3,800
MainStay VP Large Cap Growth – Initial Class
2018	31.61	32.28	988
2017	24.21	31.61	1,084
2016	25.12	24.21	1,200
2015	24.00	25.12	1,380
2014	22.00	24.00	1,481
2013	16.34	22.00	1,719
2012	14.65	16.34	1,965
2011	14.90	14.65	2,165
2010	13.01	14.90	2,526
2009	9.42	13.01	2,923
MainStay VP Large Cap Growth – Service Class
2018	25.29	25.60	1,253
2017	19.54	25.29	1,337
2016	20.59	19.54	1,393
2015	19.88	20.59	1,476
2014	18.48	19.88	1,481
2013	13.92	18.48	1,568
2012	12.66	13.92	1,576
2011	13.07	12.66	1,415
2010	11.44	13.07	1,170
2009	8.31	11.44	994
MainStay VP MacKay Common Stock – Initial Class
2018	53.36	49.54	1,285
2017	44.05	53.36	1,452
2016	40.94	44.05	1,660
2015	41.16	40.94	1,873
2014	36.45	41.16	2,110
2013	27.24	36.45	2,365
2012	23.67	27.24	2,683
2011	23.63	23.67	3,190
2010	21.28	23.63	3,746
2009	17.63	21.28	4,440
MainStay VP MacKay Common Stock – Service Class
2018	26.99	24.89	611
2017	22.46	26.99	665
2016	21.32	22.46	720
2015	21.85	21.32	730
2014	19.65	21.85	707
2013	14.86	19.65	682
2012	13.00	14.86	664
2011	13.02	13.00	699
2010	11.75	13.02	746
2009	9.76	11.75	764
MainStay VP MacKay Convertible – Initial Class
2018	39.01	37.59	1,237
2017	35.32	39.01	1,385
2016	31.96	35.32	1,537

	Accumulation unit value		Number of
	Beginning of period	End of period	accumulation units
2015	32.84	31.96	1,744
2014	30.84	32.84	1,921
2013	24.95	30.84	2,159
2012	23.19	24.95	2,441
2011	24.69	23.19	2,884
2010	21.24	24.69	3,299
2009	14.75	21.24	3,805
MainStay VP MacKay Convertible – Service Class
2018	22.87	21.76	1,684
2017	20.82	22.87	1,770
2016	18.97	20.82	1,852
2015	19.64	18.97	2,033
2014	18.79	19.64	2,190
2013	15.49	18.79	2,202
2012	14.73	15.49	2,224
2011	15.87	14.73	2,164
2010	13.69	15.87	2,026
2009	9.53	13.69	1,830
MainStay VP MacKay Government – Initial Class
2018	20.09	19.79	909
2017	19.95	20.09	1,025
2016	20.01	19.95	1,190
2015	20.19	20.01	1,278
2014	19.57	20.19	1,515
2013	20.35	19.57	1,748
2012	19.85	20.35	2,184
2011	18.99	19.85	2,650
2010	18.28	18.99	3,179
2009	18.24	18.28	3,659
MainStay VP MacKay Government – Service Class
2018	12.18	11.95	1,237
2017	12.09	12.18	1,412
2016	12.27	12.09	1,761
2015	12.46	12.27	1,580
2014	12.17	12.46	1,718
2013	12.67	12.17	1,761
2012	12.44	12.67	2,073
2011	11.98	12.44	2,203
2010	11.56	11.98	2,112
2009	11.57	11.56	1,877
MainStay VP MacKay Growth – Initial Class
2018	33.69	31.81	2,170
2017	26.19	33.69	2,410
2016	26.46	26.19	2,731
2015	26.15	26.46	3,063
2014	24.37	26.15	3,468
2013	19.82	24.37	3,935
2012	17.49	19.82	4,493
2011	17.98	17.49	5,173
2010	16.25	17.98	5,925
2009	12.28	16.25	6,886
MainStay VP MacKay Growth – Service Class
2018	22.02	20.74	429
2017	17.20	22.02	493

	Accumulation unit value		Number of
	Beginning of period	End of period	accumulation units
2016	17.43	17.20	549
2015	17.33	17.43	605
2014	16.21	17.33	669
2013	13.24	16.21	729
2012	11.73	13.24	790
2011	12.11	11.73	824
2010	10.97	12.11	824
2009	8.31	10.97	830
MainStay VP MacKay High Yield Corporate Bond – Initial Class
2018	43.61	42.37	3,065
2017	41.38	43.61	3,582
2016	36.11	41.38	4,218
2015	37.20	36.11	4,651
2014	37.06	37.20	5,395
2013	35.25	37.06	6,279
2012	31.52	35.25	7,247
2011	30.08	31.52	8,021
2010	27.07	30.08	9,461
2009	19.22	27.07	10,751
MainStay VP MacKay High Yield Corporate Bond – Service Class
2018	21.04	20.09	5,933
2017	20.25	21.04	6,542
2016	17.87	20.25	6,858
2015	18.73	17.87	7,469
2014	19.09	18.73	7,991
2013	18.63	19.09	8,120
2012	17.12	18.63	7,812
2011	16.51	17.12	7,049
2010	14.90	16.51	6,755
2009	10.60	14.90	6,001
MainStay VP MacKay International Equity – Initial Class
2018	31.42	27.40	516
2017	24.03	31.42	580
2016	25.64	24.03	653
2015	24.49	25.64	774
2014	25.50	24.49	852
2013	22.46	25.50	1,009
2012	19.07	22.46	1,188
2011	23.03	19.07	1,448
2010	22.26	23.03	1,680
2009	18.92	22.26	1,985
MainStay VP MacKay International Equity – Service Class
2018	21.47	18.54	1,342
2017	16.59	21.47	1,518
2016	17.88	16.59	1,623
2015	17.24	17.88	1,847
2014	18.18	17.24	2,031
2013	16.26	18.18	2,087
2012	13.94	16.26	2,093
2011	17.00	13.94	2,176
2010	16.47	17.00	2,071
2009	14.03	16.47	1,896
MainStay VP MacKay Mid Cap Core – Initial Class
2018	34.87	30.26	975

	Accumulation unit value		Number of
	Beginning of period	End of period	accumulation units
2017	29.68	34.87	1,135
2016	27.07	29.68	1,315
2015	28.50	27.07	1,546
2014	25.27	28.50	1,734
2013	18.02	25.27	1,968
2012	15.55	18.02	2,167
2011	16.26	15.55	2,583
2010	13.33	16.26	3,044
2009	9.87	13.33	3,684
MainStay VP MacKay Mid Cap Core – Service Class
2018	33.71	28.89	1,514
2017	29.20	33.71	1,696
2016	26.99	29.20	1,908
2015	29.00	26.99	2,087
2014	26.30	29.00	2,258
2013	19.10	26.30	2,375
2012	16.69	19.10	2,390
2011	17.57	16.69	2,527
2010	14.45	17.57	2,611
2009	10.73	14.45	2,647
MainStay VP MacKay S&P 500 Index – Initial Class
2018	52.87	49.78	2,763
2017	44.13	52.87	3,111
2016	40.09	44.13	3,455
2015	40.21	40.09	3,868
2014	35.98	40.21	4,423
2013	27.64	35.98	4,959
2012	24.23	27.64	5,643
2011	24.13	24.23	6,423
2010	21.33	24.13	7,461
2009	17.13	21.33	8,848
MainStay VP MacKay S&P 500 Index – Service Class
2018	26.27	24.56	2,714
2017	22.16	26.27	2,877
2016	20.31	22.16	3,011
2015	20.68	20.31	3,110
2014	18.72	20.68	3,241
2013	14.52	18.72	3,281
2012	12.86	14.52	3,373
2011	12.87	12.86	3,316
2010	11.40	12.87	3,357
2009	9.18	11.40	3,362
MainStay VP MacKay Small Cap Core – Service Class
2018	13.21	11.03	1,412
2017	11.79	13.21	1,544
2016(f)	10.00	11.79	1,737
MainStay VP MacKay Unconstrained Bond – Service Class
2018	11.75	11.41	1,854
2017	11.39	11.75	2,083
2016	10.77	11.39	2,081
2015	11.23	10.77	2,275
2014	11.20	11.23	2,102
2013	10.93	11.20	1,641
2012	9.76	10.93	1,100

	Accumulation unit value		Number of
	Beginning of period	End of period	accumulation units
2011(a)	10.00	9.76	304
MainStay VP Mellon Natural Resources – Initial Class
2018	7.19	5.06	6,620
2017	7.34	7.19	7,422
2016	5.20	7.34	8,216
2015	7.86	5.20	9,064
2014	9.82	7.86	9,212
2013	8.97	9.82	9,689
2012(b)	10.00	8.97	11,090
MainStay VP Moderate Allocation – Service Class
2018	17.15	15.42	6,416
2017	15.21	17.15	6,968
2016	14.57	15.21	7,435
2015	15.11	14.57	8,159
2014	14.76	15.11	8,468
2013	12.68	14.76	8,345
2012	11.49	12.68	7,985
2011	11.60	11.49	7,965
2010	10.42	11.60	7,937
2009	8.53	10.42	7,000
MainStay VP Moderate Growth Allocation – Service Class
2018	18.00	15.76	6,960
2017	15.49	18.00	7,637
2016	14.67	15.49	8,247
2015	15.35	14.67	8,833
2014	15.01	15.35	8,848
2013	12.18	15.01	8,618
2012	10.85	12.18	8,459
2011	11.20	10.85	8,532
2010	9.96	11.20	8,494
2009	7.88	9.96	7,701
MainStay VP PIMCO Real Return – Service Class
2018	9.53	9.13	1,484
2017	9.36	9.53	1,687
2016	9.04	9.36	1,799
2015	9.41	9.04	2,008
2014	9.33	9.41	2,406
2013	10.43	9.33	2,854
2012(b)	10.00	10.43	3,871
MainStay VP T. Rowe Price Equity Income – Initial Class
2018	17.96	16.05	1,944
2017	15.68	17.96	2,265
2016	13.38	15.68	2,631
2015	14.55	13.38	2,938
2014	13.70	14.55	3,316
2013	10.66	13.70	3,898
2012(b)	10.00	10.66	4,312
MainStay VP T. Rowe Price Equity Income – Service Class
2018	17.70	15.78	1,702
2017	15.49	17.70	2,000
2016	13.25	15.49	2,253
2015	14.45	13.25	2,452
2014	13.64	14.45	2,760
2013	10.63	13.64	2,986

	Accumulation unit value		Number of
	Beginning of period	End of period	accumulation units
2012(b)	10.00	10.63	3,135
MainStay VP U.S. Government Money Market – Initial Class
2018	1.19	1.18	31,187
2017	1.20	1.19	32,250
2016	1.23	1.20	39,911
2015	1.24	1.23	40,857
2014	1.26	1.24	41,024
2013	1.28	1.26	47,181
2012	1.31	1.28	55,543
2011	1.33	1.31	74,223
2010	1.35	1.33	63,661
2009	1.36	1.35	81,717
American Funds IS Asset Allocation Fund – Class 4
2018(i)	10.00	9.49	282
American Funds IS Blue Chip Income and Growth Fund – Class 4
2018	10.59	9.52	216
2017(h)	10.00	10.59	3
American Funds IS Global Small Capitalization Fund – Class 4
2018	11.45	10.07	91
2017	9.24	11.45	96
2016	9.20	9.24	43
2015(e)	10.00	9.20	33
American Funds IS Growth Fund – Class 4
2018	10.21	10.02	141
2017(h)	10.00	10.21	17
American Funds IS New World Fund® – Class 4
2018	11.52	9.74	415
2017	9.05	11.52	430
2016	8.73	9.05	294
2015	9.17	8.73	250
2014(d)	10.00	9.17	87
BlackRock® Global Allocation V.I. Fund – Class III
2018	12.31	11.22	1,413
2017	10.98	12.31	1,601
2016	10.73	10.98	1,682
2015	10.99	10.73	1,835
2014	10.93	10.99	1,941
2013	9.69	10.93	1,925
2012	8.94	9.69	1,484
2011(a)	10.00	8.94	614
BlackRock® High Yield V.I. Fund – Class III
2018	10.96	10.49	345
2017	10.37	10.96	336
2016	9.32	10.37	286
2015	9.83	9.32	272
2014(d)	10.00	9.83	115
ClearBridge Variable Appreciation Portfolio – Class II
2018	11.07	10.70	35
2017(g)	10.00	11.07	11
Columbia Variable Portfolio – Commodity Strategy Fund – Class 2
2018	8.38	7.09	28
2017	8.36	8.38	34
2016	7.54	8.36	48
2015(e)	10.00	7.54	7

	Accumulation unit value		Number of
	Beginning of period	End of period	accumulation units
Columbia Variable Portfolio – Emerging Markets Bond Fund – Class 2
2018	11.36	10.37	160
2017	10.31	11.36	143
2016	9.41	10.31	72
2015(e)	10.00	9.41	3
Columbia Variable Portfolio – Small Cap Value Fund – Class 2
2018	23.94	19.21	575
2017	21.49	23.94	654
2016	16.43	21.49	794
2015	17.83	16.43	816
2014	17.74	17.83	904
2013	13.60	17.74	947
2012	12.54	13.60	944
2011	13.59	12.54	1,016
2010	10.89	13.59	1,102
2009	8.84	10.89	1,060
Delaware VIP® Small Cap Value Series – Service Class
2018	10.39	8.51	59
2017(h)	10.00	10.39	2
Dreyfus IP Technology Growth Portfolio – Service Shares
2018	30.68	29.39	724
2017	21.97	30.68	742
2016	21.57	21.97	698
2015	20.96	21.57	731
2014	20.28	20.96	749
2013	15.81	20.28	791
2012	14.15	15.81	871
2011	15.76	14.15	790
2010	12.33	15.76	733
2009	7.96	12.33	661
Dreyfus IP Technology Growth Portfolio – Initial Shares
2018	25.94	25.33	438
2017	18.44	25.94	444
2016	17.86	18.44	422
2015	17.06	17.86	490
2014	16.19	17.06	503
2013	12.37	16.19	584
2012	10.85	12.37	757
2011	11.93	10.85	676
2010	9.31	11.93	896
2009	5.99	9.31	1,003
DWS Alternative Asset Allocation VIP – Class B
2018	10.59	9.47	149
2017	10.04	10.59	72
2016(f)	10.00	10.04	38
Fidelity® VIP ContrafundSM Portfolio – Service Class 2
2018	29.47	26.71	2,709
2017	24.93	29.47	3,003
2016	23.86	24.93	3,324
2015	24.68	23.86	3,589
2014	22.97	24.68	3,725
2013	18.14	22.97	3,816
2012	16.09	18.14	3,857
2011	16.89	16.09	3,960

	Accumulation unit value		Number of
	Beginning of period	End of period	accumulation units
2010	14.65	16.89	3,939
2009	10.97	14.65	3,793
Fidelity® VIP ContrafundSM Portfolio – Initial Class
2018	54.34	50.17	1,930
2017	45.22	54.34	2,174
2016	42.45	45.22	2,479
2015	42.76	42.45	2,878
2014	38.74	42.76	3,225
2013	29.92	38.74	3,688
2012	26.07	29.92	4,232
2011	27.12	26.07	4,975
2010	23.46	27.12	5,843
2009	17.53	23.46	6,908
Fidelity® VIP Emerging Markets Portfolio – Service Class 2
2018(i)	10.00	8.24	29
Fidelity® VIP Equity-Income PortfolioSM – Service Class 2
2018	23.30	20.96	1,229
2017	21.05	23.30	1,374
2016	18.19	21.05	1,495
2015	19.37	18.19	1,613
2014	18.19	19.37	1,788
2013	14.52	18.19	1,928
2012	12.62	14.52	2,024
2011	12.72	12.62	2,124
2010	11.23	12.72	2,189
2009	8.77	11.23	2,193
Fidelity® VIP Equity-Income PortfolioSM – Initial Class
2018	34.55	31.24	1,173
2017	31.03	34.55	1,321
2016	26.66	31.03	1,516
2015	28.16	26.66	1,723
2014	26.26	28.16	1,968
2013	20.78	26.26	2,283
2012	17.97	20.78	2,544
2011	18.04	17.97	2,957
2010	15.89	18.04	3,504
2009	12.38	15.89	4,177
Fidelity® VIP Growth Opportunities Portfolio – Service Class 2
2018	15.28	16.91	549
2017	11.55	15.28	394
2016	11.70	11.55	248
2015	11.27	11.70	287
2014(d)	10.00	11.27	17
Fidelity® VIP Mid Cap Portfolio – Service Class 2
2018	33.37	27.66	1,714
2017	28.42	33.37	1,913
2016	26.05	28.42	2,126
2015	27.28	26.05	2,353
2014	26.72	27.28	2,620
2013	20.34	26.72	2,760
2012	18.37	20.34	2,903
2011	21.14	18.37	3,095
2010	16.68	21.14	3,189
2009	12.10	16.68	3,057

	Accumulation unit value		Number of
	Beginning of period	End of period	accumulation units
Invesco V.I. American Value Fund – Series II Shares
2018	13.98	12.01	229
2017	12.92	13.98	260
2016	11.37	12.92	296
2015	12.73	11.37	313
2014	11.79	12.73	224
2013(c)	10.00	11.79	81
Invesco V.I. International Growth Fund – Series II Shares
2018	11.01	9.21	422
2017	9.10	11.01	475
2016	9.29	9.10	436
2015	9.68	9.29	357
2014(d)	10.00	9.68	101
Janus Henderson Enterprise Portfolio – Service Shares
2018	10.20	9.99	144
2017(h)	10.00	10.20	10
Janus Henderson Global Research Portfolio – Service Shares
2018	19.82	18.02	565
2017	16.01	19.82	608
2016	16.02	16.01	645
2015	16.83	16.02	709
2014	16.05	16.83	708
2013	12.86	16.05	744
2012	11.00	12.86	744
2011	13.03	11.00	699
2010	11.44	13.03	693
2009	8.44	11.44	649
Janus Henderson Global Research Portfolio – Institutional Shares
2018	27.75	25.49	1,670
2017	22.16	27.75	1,889
2016	22.01	22.16	2,130
2015	22.85	22.01	2,422
2014	21.56	22.85	2,673
2013	17.03	21.56	3,044
2012	14.38	17.03	3,436
2011	16.90	14.38	3,988
2010	14.80	16.90	4,556
2009	10.90	14.80	5,317
MFS® International Value Portfolio – Service Class
2018	11.35	10.10	139
2017(g)	10.00	11.35	48
MFS® Investors Trust Series – Service Class
2018	24.84	22.96	194
2017	20.58	24.84	201
2016	19.71	20.58	178
2015	20.65	19.71	165
2014	19.38	20.65	148
2013	15.10	19.38	147
2012	13.02	15.10	139
2011	13.60	13.02	133
2010	12.44	13.60	133
2009	9.97	12.44	127
MFS® Investors Trust Series – Initial Class
2018	22.56	21.02	260

	Accumulation unit value		Number of
	Beginning of period	End of period	accumulation units
2017	18.54	22.56	292
2016	17.32	18.54	325
2015	17.52	17.32	353
2014	16.01	17.52	412
2013	12.29	16.01	485
2012	10.46	12.29	559
2011	10.84	10.46	608
2010	9.90	10.84	735
2009	7.91	9.90	897
MFS® Research Series – Service Class
2018	27.47	25.65	143
2017	21.70	27.47	145
2015	21.94	21.70	144
2014	20.84	21.94	162
2013	16.43	20.84	166
2012	14.52	16.43	149
2011	14.84	14.52	146
2010	13.01	14.84	150
2009	10.14	13.01	147
MFS® Research Series – Initial Class
2018	25.25	23.81	315
2017	20.75	25.25	345
2016	19.35	20.75	380
2015	19.47	19.35	433
2014	17.92	19.47	488
2013	13.74	17.92	540
2012	11.88	13.74	612
2011	12.10	11.88	725
2010	10.59	12.10	855
2009	8.22	10.59	1,022
Morgan Stanley VIF U.S. Real Estate Portfolio – Class II
2018	12.26	11.13	409
2017	12.09	12.26	549
2016	11.51	12.09	711
2015	11.45	11.51	789
2014	8.97	11.45	807
2013(c)	10.00	8.97	137
Neuberger Berman AMT Mid Cap Growth Portfolio – Class S
2018	28.64	26.24	545
2017	23.55	28.64	576
2016	23.48	23.55	601
2015	23.92	23.48	674
2014	23.29	23.92	533
2013	18.28	23.29	553
2012	17.06	18.28	615
2011	17.40	17.06	530
2010	13.70	17.40	508
2009	10.58	13.70	463
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged) – Advisor Class
2018	11.17	11.23	748
2017	11.03	11.17	793
2016	10.51	11.03	774
2015	10.64	10.51	641
2014(d)	10.00	10.64	241

	Accumulation unit value		Number of
	Beginning of period	End of period	accumulation units
PIMCO VIT Low Duration Portfolio – Advisor Class
2018	9.95	9.84	127
2017	9.97	9.95	116
2016(f)	10.00	9.97	158
PIMCO VIT Total Return Portfolio – Advisor Class
2018	10.48	10.27	687
2017	10.14	10.48	678
2016	10.03	10.14	635
2015	10.13	10.03	524
2014(d)	10.00	10.13	208
Victory VIF Diversified Stock Fund – Class A Shares
2018	22.57	19.26	177
2017	18.14	22.57	202
2016	17.71	18.14	241
2015	18.60	17.71	272
2014	17.19	18.60	307
2013	13.05	17.19	344
2012	11.40	13.05	357
2011	12.40	11.40	428
2010	11.20	12.40	497
2009	8.94	11.20	550

(a)	For the period May 1, 2011 (commencement of operations in the Separate Account) through December 31, 2011.
(b)	For the period February 17, 2012 (commencement of operations in the Separate Account) through December 31, 2012.
(c)	For the period May 1, 2013 (commencement of operations in the Separate Account) through December 31, 2013.
(d)	For the period May 1, 2014 (commencement of operations in the Separate Account) through December 31, 2014.
(e)	For the period May 1, 2015 (commencement of operations in the Separate Account) through December 31, 2015.
(f)	For the period May 1, 2016 (commencement of operations in the Separate Account) through December 31, 2016.
(g)	For the period May 1, 2017 (commencement of operations in the Separate Account) through December 31, 2017.
(h)	For the period November 13, 2017 (commencement of operations in the Separate Account) through December 31, 2017.
(i)	For the Period May 1, 2018 (commencement of operations in the Separate Account) through December 31, 2018.
(j)	On November 30, 2018, MainStay VP Absolute Return Multi-Strategy merged into MainStay VP IQ Hedge Multi-Strategy.

SEPARATE ACCOUNTS I & II

CONDENSED FINANCIAL INFORMATION

The following Accumulation Unit values and the number of Accumulation Units outstanding for each Investment Division for the fiscal years ended December 31 presented below are derived from the financial statements audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. Values and units shown are for full year periods beginning January 1 except where indicated. The policies were first offered on January 29, 1993. You should read this information in conjunction with the Separate Account’s audited financial statements and related notes that are included in the Statement of Additional Information.

	Accumulation unit value		Number of
Separate Account II	Beginning of period	End of period	accumulation units
(Accumulation unit value in dollars and number of accumulation units in thousands)
MainStay VP Balanced – Service Class
2018	19.16	17.48	277
2017	17.69	19.16	300
2016	16.29	17.69	298
2015	16.99	16.29	329
2014	15.56	16.99	355
2013	12.97	15.56	326
2012	11.72	12.97	268
2011	11.58	11.72	299
2010	10.35	11.58	339
2009	8.54	10.35	375
MainStay VP Bond – Initial Class
2018	24.71	24.14	323
2017	24.10	24.71	374
2016	23.59	24.10	440
2015	23.84	23.59	488
2014	22.82	23.84	565
2013	23.55	22.82	639
2012	22.80	23.55	778
2011	21.54	22.80	848
2010	20.23	21.54	938
2009	19.02	20.23	970
MainStay VP Conservative Allocation – Service Class
2018	16.70	15.38	560
2017	15.31	16.70	685
2016	14.62	15.31	778
2015	15.06	14.62	820
2014	14.66	15.06	900
2013	13.18	14.66	905
2012	12.09	13.18	973
2011	11.93	12.09	925
2010	10.82	11.93	831
2009	8.99	10.82	733
MainStay VP Cushing Renaissance Advantage – Service Class
2018	10.03	7.14	10
2017	9.44	10.03	9
2016	7.44	9.44	20
2015(e)	10.00	7.44	3
MainStay VP Eagle Small Cap Growth – Initial Class
2018	16.64	14.97	400
2017	13.72	16.64	458
2016	12.64	13.72	524
2015	12.92	12.64	597
2014	12.77	12.92	673

	Accumulation unit value		Number of
Separate Account II	Beginning of period	End of period	accumulation units
2013	9.88	12.77	750
2012(b)	10.00	9.88	888
MainStay VP Eagle Small Cap Growth – Service Class
2018	15.00	13.45	44
2017	12.40	15.00	36
2016	11.45	12.40	24
2015	11.73	11.45	16
2014	11.62	11.73	8
2013(c)	10.00	11.62	4
MainStay VP Emerging Markets Equity – Initial Class
2018	9.94	7.80	434
2017	7.04	9.94	482
2016	6.71	7.04	556
2015	8.11	6.71	626
2014	9.34	8.11	727
2013	10.00	9.34	827
2012(b)	10.00	10.00	949
MainStay VP Epoch U.S. Equity Yield – Initial Class
2018	24.48	22.90	1,150
2017	20.90	24.48	1,317
2016	20.19	20.90	1,498
2015	21.26	20.19	1,715
2014	19.78	21.26	1,884
2013	15.38	19.78	2,094
2012	13.48	15.38	2.273
2011	13.86	13.48	2,654
2010	11.88	13.86	3,013
2009	9.30	11.88	3,446
MainStay VP Epoch U.S. Small Cap – Initial Class
2018	27.07	22.43	139
2017	23.68	27.07	160
2016	20.65	23.68	172
2015	21.76	20.65	204
2014	20.68	21.76	226
2013	15.19	20.68	246
2012	13.65	15.19	240
2011	14.21	13.65	289
2010	11.52	14.21	327
2009	8.27	11.52	390
MainStay VP Fidelity Institutional AMSM Utilities – Service Class
2018	14.77	14.66	1,098
2017	13.07	14.77	1,296
2016	11.91	13.07	1,411
2015	14.13	11.91	1,662
2014	12.73	14.13	1,832
2013	10.75	12.73	1,882
2012(b)	10.00	10.75	1,912
MainStay VP Floating Rate – Service Class
2018	13.28	13.06	292
2017	12.97	13.28	306
2016	12.15	12.97	378
2015	12.29	12.15	451
2014	12.37	12.29	486
2013	12.03	12.37	549

	Accumulation unit value		Number of
Separate Account II	Beginning of period	End of period	accumulation units
2012	11.40	12.03	608
2011	11.33	11.40	640
2010	10.65	11.33	749
2009	8.09	10.65	589
MainStay VP Growth Allocation – Service Class
2018	18.59	15.96	277
2017	15.39	18.59	331
2016	14.53	15.39	353
2015	15.23	14.53	375
2014	14.75	15.23	407
2013	11.45	14.75	363
2012	10.07	11.45	344
2011	10.50	10.07	389
2010	9.27	10.50	413
2009	7.36	9.27	465
MainStay VP Income Builder – Initial Class
2018	43.16	40.38	844
2017	38.85	43.16	927
2016	36.01	38.85	1,001
2015	37.80	36.01	1,104
2014	35.43	37.80	1,216
2013	30.32	35.43	1,317
2012	26.71	30.32	1,418
2011	25.99	26.71	1,621
2010	22.94	25.99	1,822
2009	18.81	22.94	2,037
MainStay VP Indexed Bond – Service Class
2018	10.04	9.82	21
2017(g)	10.00	10.04	0
MainStay VP IQ Hedge Multi-Strategy – Service Class
2018(j)	8.42	7.71	124
2017	8.57	8.42	146
2016	8.70	8.57	156
2015	9.58	8.70	157
2014	11.04	9.58	187
2013(c)	10.00	11.04	139
MainStay VP Janus Henderson Balanced – Initial Class
2018	15.93	15.79	2,168
2017	13.63	15.93	2,485
2016	13.19	13.63	2,733
2015	13.27	13.19	3,038
2014	12.37	13.27	3,347
2013	10.43	12.37	3,698
2012(b)	10.00	10.43	4,077
MainStay VP Large Cap Growth – Initial Class
2018	33.02	33.75	249
2017	25.27	33.02	250
2016	26.19	25.27	267
2015	24.99	26.19	311
2014	22.88	24.99	321
2013	16.99	22.88	330
2012	15.22	16.99	375
2011	15.45	15.22	411
2010	13.48	15.45	430

	Accumulation unit value		Number of
Separate Account II	Beginning of period	End of period	accumulation units
2009	9.75	13.48	474
MainStay VP MacKay Common Stock – Initial Class
2018	62.50	58.08	535
2017	51.54	62.50	594
2016	47.85	51.54	664
2015	48.07	47.85	725
2014	42.52	48.07	794
2013	31.75	42.52	886
2012	27.56	31.75	992
2011	27.49	27.56	1,186
2010	24.73	27.49	1,366
2009	20.47	24.73	1,584
MainStay VP MacKay Convertible – Initial Class
2018	39.60	38.20	285
2017	35.82	39.60	291
2016	32.38	35.82	306
2015	33.25	32.38	354
2014	31.19	33.25	380
2013	25.21	31.19	408
2012	23.40	25.21	433
2011	24.89	23.40	486
2010	21.39	24.89	523
2009	14.84	21.39	577
MainStay VP MacKay Government – Initial Class
2018	22.64	22.33	235
2017	22.46	22.64	277
2016	22.51	22.46	327
2015	22.69	22.51	351
2014	21.97	22.69	413
2013	22.82	21.97	481
2012	22.24	22.82	611
2011	21.26	22.24	691
2010	20.44	21.26	878
2009	20.38	20.44	940
MainStay VP MacKay Growth – Initial Class
2018	43.65	41.26	1,267
2017	33.91	43.65	1,398
2016	34.22	33.91	1,554
2015	33.79	34.22	1,711
2014	31.46	33.79	1,890
2013	25.56	31.46	2,072
2012	22.52	25.56	2,314
2011	23.14	22.52	2,633
2010	20.89	23.14	2,942
2009	15.77	20.89	3,358
MainStay VP MacKay High Yield Corporate Bond – Initial Class
2018	44.84	43.61	892
2017	42.51	44.84	1,012
2016	37.05	42.51	1,129
2015	38.14	37.05	1,245
2014	37.96	38.14	1,437
2013	36.06	37.96	1,614
2012	32.21	36.06	1,818
2011	30.71	32.21	1,934

	Accumulation unit value		Number of
Separate Account II	Beginning of period	End of period	accumulation units
2010	27.61	30.71	2,162
2009	19.59	27.61	2,364
MainStay VP MacKay International Equity – Initial Class
2018	31.04	27.10	223
2017	23.71	31.04	244
2016	25.27	23.71	267
2015	24.12	25.27	302
2014	25.09	24.12	337
2013	22.08	25.09	368
2012	18.72	22.08	404
2011	22.59	18.72	487
2010	21.82	22.59	563
2009	18.52	21.82	656
MainStay VP MacKay Mid Cap Core – Initial Class
2018	36.04	31.31	325
2017	30.64	36.04	373
2016	27.92	30.64	413
2015	29.37	27.92	486
2014	26.01	29.37	523
2013	18.53	26.01	540
2012	15.98	18.53	567
2011	16.69	15.98	664
2010	13.67	16.69	774
2009	10.12	13.67	910
MainStay VP MacKay S&P 500 Index – Initial Class
2018	67.28	63.40	1,082
2017	56.10	67.28	1,184
2016	50.91	56.10	1,304
2015	51.02	50.91	1,416
2014	45.60	51.02	1,534
2013	34.99	45.60	1,688
2012	30.65	34.99	1,883
2011	30.49	30.65	2,137
2010	26.92	30.49	2,446
2009	21.60	26.92	2,799
MainStay VP MacKay Small Cap Core – Service Class
2018	13.23	11.06	98
2017	11.79	13.23	110
2016(f)	10.00	11.79	135
MainStay VP MacKay Unconstrained Bond – Service Class
2018	11.83	11.50	240
2017	11.46	11.83	250
2016	10.83	11.46	269
2015	11.27	10.83	271
2014	11.23	11.27	250
2013	10.95	11.23	193
2012	9.76	10.95	103
2011(a)	10.00	9.76	39
MainStay VP Mellon Natural Resources – Initial Class
2018	7.23	5.10	627
2017	7.38	7.23	715
2016	5.22	7.38	852
2015	7.88	5.22	968
2014	9.83	7.88	1,141

	Accumulation unit value		Number of
Separate Account II	Beginning of period	End of period	accumulation units
2013	8.98	9.83	1,161
2012(b)	10.00	8.98	1,488
MainStay VP Moderate Allocation – Service Class
2018	17.75	16.01	846
2017	15.68	17.75	994
2016	14.96	15.68	1,066
2015	15.45	14.96	1,196
2014	14.99	15.45	1,261
2013	12.78	14.99	1,231
2012	11.53	12.78	1,325
2011	11.60	11.53	1,330
2010	10.42	11.60	1,357
2009	8.51	10.42	1,326
MainStay VP Moderate Growth Allocation – Service Class
2018	18.77	16.50	679
2017	16.07	18.77	741
2016	15.17	16.07	825
2015	15.78	15.17	888
2014	15.32	15.78	945
2013	12.36	15.32	1,015
2012	10.95	12.36	986
2011	11.26	10.95	1,112
2010	10.00	11.26	1,206
2009	7.91	10.00	1,203
MainStay VP PIMCO Real Return – Service Class
2018	9.58	9.19	138
2017	9.41	9.58	149
2016	9.07	9.41	186
2015	9.44	9.07	221
2014	9.35	9.44	292
2013	10.44	9.35	376
2012(b)	10.00	10.44	547
MainStay VP T. Rowe Price Equity Income – Initial Class
2018	18.07	16.16	524
2017	15.75	18.07	645
2016	13.43	15.75	703
2015	14.60	13.43	792
2014	13.72	14.60	894
2013	10.67	13.72	1,025
2012(b)	10.00	10.67	1,107
MainStay VP U.S. Government Money Market – Initial Class
2018	1.30	1.30	4,891
2017	1.31	1.30	5,325
2016	1.33	1.31	7,130
2015	1.35	1.33	7,639
2014	1.36	1.35	7,412
2013	1.38	1.36	8,234
2012	1.40	1.38	8,941
2011	1.42	1.40	10,867
2010	1.44	1.42	11,031
2009	1.46	1.44	15,559
American Funds IS Asset Allocation Fund – Class 4
2018(i)	10.00	9.50	66

	Accumulation unit value		Number of
Separate Account II	Beginning of period	End of period	accumulation units
American Funds IS Blue Chip Income and Growth Fund – Class 4
2018	10.60	9.53	54
2017(h)	10.00	10.60	15
American Funds IS Global Small Capitalization Fund – Class 4
2018	11.48	10.11	12
2017	9.26	11.48	11
2016	9.21	9.26	6
2015(e)	10.00	9.21	3
American Funds IS Growth Fund – Class 4
2018	10.21	10.03	15
2017(h)	10.00	10.21	0
American Funds IS New World Fund® – Class 4
2018	11.56	9.78	65
2017	9.07	11.56	52
2016	8.75	9.07	36
2015	9.17	8.75	29
2014(d)	10.00	9.17	9
BlackRock® Global Allocation V.I. Fund – Class III
2018	12.39	11.31	232
2017	11.04	12.39	243
2016	10.78	11.04	280
2015	11.03	10.78	319
2014	10.96	11.03	346
2013	9.71	10.96	310
2012	8.94	9.71	244
2011(a)	10.00	8.94	86
BlackRock® High Yield V.I. Fund – Class III
2018	11.00	10.54	65
2017	10.40	11.00	56
2016	9.34	10.40	70
2015	9.84	9.34	56
2014(d)	10.00	9.84	26
ClearBridge Variable Appreciation Portfolio – Class II
2018	11.08	10.72	3
2017(g)	10.00	11.08	0
Columbia Variable Portfolio – Commodity Strategy Fund – Class 2
2018	8.40	7.12	4
2017	8.37	8.40	3
2016	7.55	8.37	0
2015(e)	10.00	7.55	0
Columbia Variable Portfolio – Emerging Markets Bond Fund – Class 2
2018	11.39	10.41	25
2017	10.33	11.39	13
2016	9.42	10.33	10
2015(e)	10.00	9.42	0
Columbia Variable Portfolio – Small Cap Value Fund – Class 2
2018	25.43	20.54	61
2017	22.60	25.43	65
2016	17.25	22.60	71
2015	18.65	17.25	76
2014	18.34	18.65	81
2013	13.86	18.34	84
2012	12.62	13.86	90
2011	13.62	12.62	105

	Accumulation unit value		Number of
Separate Account II	Beginning of period	End of period	accumulation units
2010	10.91	13.62	125
2009	8.84	10.91	140
Delaware VIP® Small Cap Value Series – Service Class
2018	10.39	8.52	10
2017(h)	10.00	10.39	0
Dreyfus IP Technology Growth Portfolio – Initial Shares
2018	26.12	25.53	163
2017	18.55	26.12	143
2016	17.95	18.55	130
2015	17.13	17.95	171
2014	16.24	17.13	128
2013	12.39	16.24	145
2012	10.86	12.39	181
2011	11.93	10.86	227
2010	9.30	11.93	213
2009	5.98	9.30	236
DWS Alternative Asset Allocation VIP – Class B
2018	10.61	9.49	37
2017	10.05	10.61	15
2016(f)	10.00	10.05	8
Fidelity® VIP ContrafundSM Portfolio – Initial Class
2018	54.20	50.08	778
2017	45.05	54.20	860
2016	42.25	45.05	958
2015	42.52	42.25	1,078
2014	38.48	42.52	1,174
2013	29.70	38.48	1,268
2012	25.84	29.70	1,398
2011	26.86	25.84	1,633
2010	23.21	26.86	1,868
2009	17.33	23.21	2,147
Fidelity® VIP Emerging Markets Portfolio – Service Class 2
2018(i)	10.00	8.25	11
Fidelity® VIP Equity-Income PortfolioSM – Initial Class
2018	35.37	32.02	336
2017	31.74	35.37	386
2016	27.24	31.74	443
2015	28.74	27.24	487
2014	26.78	28.74	544
2013	21.17	26.78	593
2012	18.29	21.17	634
2011	18.35	18.29	729
2010	16.14	18.35	861
2009	12.56	16.14	978
Fidelity® VIP Growth Opportunities Portfolio – Service Class 2
2018	15.34	16.99	74
2017	11.58	15.34	42
2016	11.72	11.58	22
2015	11.27	11.72	21
2014(d)	10.00	11.27	4
Fidelity® VIP Mid Cap Portfolio – Service Class 2
2018	38.51	32.40	195
2017	32.37	38.51	224
2016	29.30	32.37	251

	Accumulation unit value		Number of
Separate Account II	Beginning of period	End of period	accumulation units
2015	30.17	29.30	291
2014	28.83	30.17	329
2013	21.49	28.83	364
2012	19.01	21.49	406
2011	21.60	19.01	491
2010	17.02	21.60	560
2009	12.34	17.02	576
Invesco V.I. American Value Fund – Series II Shares
2018	14.04	12.08	14
2017	12.97	14.04	18
2016	11.40	12.97	26
2015	12.75	11.40	34
2014	11.80	12.75	20
2013(c)	10.00	11.80	7
Invesco V.I. International Growth Fund – Series II Shares
2018	11.05	9.25	55
2017	9.12	11.05	59
2016	9.31	9.12	50
2015	9.68	9.31	45
2014(d)	10.00	9.68	7
Janus Henderson Enterprise Portfolio – Service Shares
2018	10.20	10.00	22
2017(h)	10.00	10.20	1
Janus Henderson Global Research Portfolio – Institutional Shares
2018	28.41	26.11	600
2017	22.66	28.41	654
2016	22.49	22.66	721
2015	23.31	22.49	799
2014	21.98	23.31	864
2013	17.34	21.98	951
2012	14.63	17.34	1,044
2011	17.18	14.63	1,178
2010	15.03	17.18	1,331
2009	11.06	15.03	1,499
MFS® International Value Portfolio – Service Class
2018	11.35	10.12	23
2017(g)	10.00	11.35	8
MFS® Investors Trust Series – Initial Class
2018	23.34	21.77	76
2017	19.17	23.34	74
2016	17.88	19.17	70
2015	18.07	17.88	76
2014	16.50	18.07	76
2013	12.66	16.50	79
2012	10.76	12.66	79
2011	11.14	10.76	80
2010	10.16	11.14	92
2009	8.11	10.16	104
MFS® Research Series – Initial Class
2018	25.42	23.99	43
2017	20.87	25.42	45
2016	19.44	20.87	53
2015	19.54	19.44	55
2014	17.96	19.54	65

	Accumulation unit value		Number of
Separate Account II	Beginning of period	End of period	accumulation units
2013	13.76	17.96	68
2012	11.88	13.76	79
2011	12.09	11.88	96
2010	10.57	12.09	113
2009	8.20	10.57	130
Morgan Stanley VIF U.S. Real Estate Portfolio – Class II
2018	12.32	11.19	50
2017	12.13	12.32	65
2016	11.54	12.13	78
2015	11.47	11.54	84
2014	8.98	11.47	67
2013(c)	10.00	8.98	17
Neuberger Berman AMT Mid Cap Growth Portfolio – Class S
2018	30.01	27.68	71
2017	24.41	30.01	71
2016	23.74	24.41	75
2015	23.81	23.74	79
2014	22.48	23.81	70
2013	17.22	22.48	78
2012	15.56	17.22	87
2011	15.72	15.56	72
2010	12.37	15.72	68
2009	9.54	12.37	61
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged) – Advisor Class
2018	11.21	11.28	107
2017	11.06	11.21	102
2016	10.53	11.06	98
2015	10.65	10.53	86
2014(d)	10.00	10.65	47
PIMCO VIT Low Duration Portfolio – Advisor Class
2018	9.97	9.86	30
2017	9.97	9.97	29
2016(f)	10.00	9.97	5
PIMCO VIT Total Return Portfolio – Advisor Class
2018	10.52	10.32	113
2017	10.17	10.52	98
2016	10.04	10.17	84
2015	10.14	10.04	74
2014(d)	10.00	10.14	18
Victory VIF Diversified Stock Fund – Class A Shares
2018	22.95	19.64	25
2017	18.39	22.95	34
2016	17.93	18.39	41
2015	18.75	17.93	43
2014	17.23	18.75	54
2013	13.04	17.23	63
2012	11.36	13.04	62
2011	12.35	11.36	76
2010	11.14	12.35	85
2009	8.88	11.14	95

(a)	For the period May 1, 2011 (commencement of operations in the Separate Account) through December 31, 2011.
(b)	For the period February 17, 2012 (commencement of operations in the Separate Account) through December 31, 2012.
(c)	For the period May 1, 2013 (commencement of operations in the Separate Account) through December 31, 2013.

(d)	For the period May 1, 2014 (commencement of operations in the Separate Account) through December 31, 2014.
(e)	For the period May 1, 2015 (commencement of operations in the Separate Account) through December 31, 2015.
(f)	For the period May 1, 2016 (commencement of operations in the Separate Account) through December 31, 2016.
(g)	For the period May 1, 2017 (commencement of operations in the Separate Account) through December 31, 2017.
(h)	For the period November 13, 2017 (commencement of operations in the Separate Account) through December 31, 2017.
(i)	For the Period May 1, 2018 (commencement of operations in the Separate Account) through December 31, 2018.
(j)	On November 30, 2018, MainStay VP Absolute Return Multi-Strategy merged into MainStay VP IQ Hedge Multi-Strategy.

	Accumulation unit value		Number of
Separate Account I	Beginning of period	End of period	accumulation units
(Accumulation unit value in dollars and number of accumulation units in thousands)
MainStay VP Balanced – Service Class
2018	19.16	17.47	152
2017	17.68	19.16	174
2016	16.29	17.68	187
2015	16.98	16.29	200
2014	15.56	16.98	207
2013	12.96	15.56	205
2012	11.72	12.96	182
2011	11.58	11.72	203
2010	10.35	11.58	239
2009	8.54	10.35	281
MainStay VP Bond – Initial Class
2018	24.71	24.14	201
2017	24.10	24.71	237
2016	23.59	24.10	263
2015	23.84	23.59	297
2014	22.82	23.84	333
2013	23.55	22.82	432
2012	22.80	23.55	585
2011	21.54	22.80	642
2010	20.23	21.54	735
2009	19.02	20.23	814
MainStay VP Conservative Allocation – Service Class
2018	16.75	15.42	377
2017	15.35	16.75	407
2016	14.66	15.35	437
2015	15.10	14.66	516
2014	14.70	15.10	537
2013	13.21	14.70	494
2012	12.12	13.21	520
2011	11.96	12.12	570
2010	10.85	11.96	634
2009	9.01	10.85	614
MainStay VP Cushing Renaissance Advantage – Service Class
2018	10.03	7.14	6
2017	9.44	10.03	6
2016	7.44	9.44	8
2015(e)	10.00	7.44	4
MainStay VP Eagle Small Cap Growth – Initial Class
2018	16.64	14.97	190
2017	13.72	16.64	208
2016	12.64	13.72	247
2015	12.92	12.64	285
2014	12.77	12.92	321
2013	9.88	12.77	364
2012(b)	10.00	9.88	432
MainStay VP Eagle Small Cap Growth – Service Class
2018	15.00	13.45	42
2017	12.40	15.00	36
2016	11.45	12.40	28
2015	11.73	11.45	30
2014	11.62	11.73	13
2013(c)	10.00	11.62	21

	Accumulation unit value		Number of
Separate Account I	Beginning of period	End of period	accumulation units
MainStay VP Emerging Markets Equity – Initial Class
2018	9.94	7.80	218
2017	7.04	9.94	265
2016	6.71	7.04	282
2015	8.11	6.71	347
2014	9.34	8.11	395
2013	10.00	9.34	443
2012(b)	10.00	10.00	588
MainStay VP Epoch U.S. Equity Yield – Initial Class
2018	24.16	22.60	734
2017	20.62	24.16	821
2016	19.92	20.62	962
2015	20.97	19.92	1,128
2014	19.51	20.97	1,289
2013	15.17	19.51	1,418
2012	13.30	15.17	1,534
2011	13.67	13.30	1,781
2010	11.73	13.67	2,038
2009	9.18	11.73	2,411
MainStay VP Epoch U.S. Small Cap – Initial Class
2018	27.01	22.38	111
2017	23.63	27.01	118
2016	20.61	23.63	139
2015	21.71	20.61	153
2014	20.64	21.71	163
2013	15.16	20.64	181
2012	13.62	15.16	169
2011	14.18	13.62	178
2010	11.49	14.18	210
2009	8.26	11.49	239
MainStay VP Fidelity Institutional AM® Utilities – Service Class
2018	14.77	14.66	523
2017	13.07	14.77	599
2016	11.91	13.07	683
2015	14.13	11.91	786
2014	12.73	14.13	949
2013	10.75	12.73	936
2012(b)	10.00	10.75	952
MainStay VP Floating Rate – Service Class
2018	13.28	13.06	314
2017	12.97	13.28	321
2016	12.15	12.97	362
2015	12.29	12.15	384
2014	12.37	12.29	413
2013	12.03	12.37	478
2012	11.40	12.03	470
2011	11.33	11.40	388
2010	10.65	11.33	421
2009	8.09	10.65	438
MainStay VP Growth Allocation – Service Class
2018	18.43	15.83	121
2017	15.26	18.43	141
2016	14.40	15.26	143
2015	15.10	14.40	169

	Accumulation unit value		Number of
Separate Account I	Beginning of period	End of period	accumulation units
2014	14.62	15.10	189
2013	11.35	14.62	151
2012	9.98	11.35	204
2011	10.41	9.98	240
2010	9.19	10.41	277
2009	7.29	9.19	317
MainStay VP Income Builder – Initial Class
2018	43.16	40.38	588
2017	38.85	43.16	669
2016	36.01	38.85	742
2015	37.80	36.01	841
2014	35.43	37.80	933
2013	30.32	35.43	1,011
2012	26.71	30.32	1,097
2011	25.99	26.71	1,233
2010	22.94	25.99	1,412
2009	18.81	22.94	1,646
MainStay VP Indexed Bond – Service Class
2018	10.04	9.82	7
2017(g)	10.00	10.04	0
MainStay VP IQ Hedge Multi-Strategy – Service Class
2018(j)	8.42	7.71	44
2017	8.57	8.42	58
2016	8.70	8.57	48
2015	9.58	8.70	55
2014	11.04	9.58	100
2013(c)	10.00	11.04	83
MainStay VP Janus Henderson Balanced – Initial Class
2018	15.93	15.79	981
2017	13.63	15.93	1,082
2016	13.19	13.63	1,242
2015	13.27	13.19	1,405
2014	12.37	13.27	1,572
2013	10.43	12.37	1,725
2012(b)	10.00	10.43	1,935
MainStay VP Large Cap Growth – Initial Class
2018	32.73	33.46	142
2017	25.05	32.73	143
2016	25.96	25.05	159
2015	24.77	25.96	196
2014	22.69	24.77	184
2013	16.84	22.69	203
2012	15.08	16.84	258
2011	15.32	15.08	228
2010	13.36	15.32	225
2009	9.67	13.36	279
MainStay VP MacKay Common Stock – Initial Class
2018	62.50	58.08	321
2017	51.54	62.50	362
2016	47.85	51.54	407
2015	48.07	47.85	466
2014	42.52	48.07	526
2013	31.75	42.52	593
2012	27.56	31.75	641

	Accumulation unit value		Number of
Separate Account I	Beginning of period	End of period	accumulation units
2011	27.49	27.56	752
2010	24.73	27.49	895
2009	20.47	24.73	1,057
MainStay VP MacKay Convertible – Initial Class
2018	39.71	38.30	189
2017	35.92	39.71	200
2016	32.47	35.92	210
2015	33.33	32.47	235
2014	31.27	33.33	264
2013	25.28	31.27	282
2012	23.46	25.28	297
2011	24.96	23.46	357
2010	21.45	24.96	414
2009	14.88	21.45	464
MainStay VP MacKay Government – Initial Class
2018	22.64	22.33	183
2017	22.46	22.64	227
2016	22.51	22.46	264
2015	22.69	22.51	299
2014	21.97	22.69	328
2013	22.82	21.97	377
2012	22.24	22.82	498
2011	21.26	22.24	600
2010	20.44	21.26	711
2009	20.38	20.44	853
MainStay VP MacKay Growth – Initial Class
2018	43.65	41.26	734
2017	33.91	43.65	818
2016	34.22	33.91	951
2015	33.79	34.22	1,039
2014	31.46	33.79	1,153
2013	25.56	31.46	1,287
2012	22.52	25.56	1,444
2011	23.14	22.52	1,614
2010	20.89	23.14	1,840
2009	15.77	20.89	2,159
MainStay VP MacKay High Yield Corporate Bond – Initial Class
2018	44.89	43.66	791
2017	42.56	44.89	895
2016	37.09	42.56	1,035
2015	38.18	37.09	1,156
2014	38.00	38.18	1,340
2013	36.10	38.00	1,588
2012	32.25	36.10	1,770
2011	30.75	32.25	1,882
2010	27.64	30.75	2,212
2009	19.61	27.64	2,408
MainStay VP MacKay International Equity – Initial Class
2018	31.03	27.09	160
2017	23.70	31.03	161
2016	25.26	23.70	187
2015	24.11	25.26	216
2014	25.08	24.11	234
2013	22.07	25.08	259

	Accumulation unit value		Number of
Separate Account I	Beginning of period	End of period	accumulation units
2012	18.72	22.07	297
2011	22.58	18.72	353
2010	21.81	22.58	394
2009	18.51	21.81	459
MainStay VP MacKay Mid Cap Core – Initial Class
2018	35.98	31.26	205
2017	30.59	35.98	222
2016	27.88	30.59	257
2015	29.32	27.88	283
2014	25.97	29.32	322
2013	18.50	25.97	340
2012	15.95	18.50	353
2011	16.66	15.95	435
2010	13.65	16.66	505
2009	10.10	13.65	577
MainStay VP MacKay S&P 500 Index – Initial Class
2018	67.28	63.40	688
2017	56.10	67.28	742
2016	50.91	56.10	816
2015	51.02	50.91	917
2014	45.60	51.02	999
2013	34.99	45.60	1,102
2012	30.65	34.99	1,200
2011	30.49	30.65	1,373
2010	26.92	30.49	1,554
2009	21.60	26.92	1,790
MainStay VP MacKay Small Cap Core – Service Class
2018	13.23	11.06	39
2017	11.79	13.23	44
2016(f)	10.00	11.79	57
MainStay VP MacKay Unconstrained Bond – Service Class
2018	11.83	11.50	166
2017	11.46	11.83	172
2016	10.83	11.46	156
2015	11.27	10.83	170
2014	11.23	11.27	242
2013	10.95	11.23	167
2012	9.76	10.95	90
2011(a)	10.00	9.76	35
MainStay VP Mellon Natural Resources – Initial Class
2018	7.23	5.10	454
2017	7.38	7.23	502
2016	5.22	7.38	566
2015	7.88	5.22	483
2014	9.83	7.88	567
2013	8.98	9.83	589
2012(b)	10.00	8.98	818
MainStay VP Moderate Allocation – Service Class
2018	17.63	15.90	472
2017	15.57	17.63	532
2016	14.86	15.57	564
2015	15.34	14.86	666
2014	14.89	15.34	797
2013	12.70	14.89	709

	Accumulation unit value		Number of
Separate Account I	Beginning of period	End of period	accumulation units
2012	11.45	12.70	615
2011	11.52	11.45	595
2010	10.35	11.52	658
2009	8.45	10.35	754
MainStay VP Moderate Growth Allocation – Service Class
2018	18.50	16.26	410
2017	15.84	18.50	466
2016	14.96	15.84	522
2015	15.56	14.96	577
2014	15.10	15.56	525
2013	12.18	15.10	572
2012	10.79	12.18	609
2011	11.09	10.79	674
2010	9.85	11.09	706
2009	7.79	9.85	695
MainStay VP PIMCO Real Return – Service Class
2018	9.58	9.19	72
2017	9.41	9.58	77
2016	9.07	9.41	103
2015	9.44	9.07	99
2014	9.35	9.44	132
2013	10.44	9.35	205
2012(b)	10.00	10.44	381
MainStay VP T. Rowe Price Equity Income – Initial Class
2018	18.07	16.16	293
2017	15.75	18.07	339
2016	13.43	15.75	379
2015	14.60	13.43	436
2014	13.72	14.60	494
2013	10.67	13.72	546
2012(b)	10.00	10.67	577
MainStay VP U.S. Government Money Market – Initial Class
2018	1.30	1.30	2,540
2017	1.31	1.30	3,881
2016	1.33	1.31	4,759
2015	1.35	1.33	4,442
2014	1.36	1.35	3,667
2013	1.38	1.36	5,734
2012	1.40	1.38	6,226
2011	1.42	1.40	8,756
2010	1.44	1.42	7,956
2009	1.46	1.44	10,684
American Funds IS Asset Allocation Fund – Class 4
2018(i)	10.00	9.50	17
American Funds IS Blue Chip Income and Growth Fund – Class 4
2018	10.60	9.53	14
2017(h)	10.00	10.60	0
American Funds IS Global Small Capitalization Fund – Class 4
2018	11.48	10.11	11
2017	9.26	11.48	20
2016	9.21	9.26	4
2015(e)	10.00	9.21	4

	Accumulation unit value		Number of
Separate Account I	Beginning of period	End of period	accumulation units
American Funds IS Growth Fund – Class 4
2018	10.21	10.03	4
2017(h)	10.00	10.21	0
American Funds IS New World Fund® – Class 4
2018	11.56	9.78	25
2017	9.07	11.56	23
2016	8.75	9.07	18
2015	9.17	8.75	13
2014(d)	10.00	9.17	5
BlackRock® Global Allocation V.I. Fund – Class III
2018	12.39	11.31	111
2017	11.04	12.39	116
2016	10.78	11.04	104
2015	11.03	10.78	118
2014	10.96	11.03	121
2013	9.71	10.96	101
2012	8.94	9.71	88
2011(a)	10.00	8.94	44
BlackRock® High Yield V.I. Fund – Class III
2018	11.00	10.54	33
2017	10.40	11.00	17
2016	9.34	10.40	16
2015	9.84	9.34	13
2014(d)	10.00	9.84	12
ClearBridge Variable Appreciation Portfolio – Class II
2018	11.08	10.72	3
2017(g)	10.00	11.08	0
Columbia Variable Portfolio – Commodity Strategy Fund – Class 2
2018	8.40	7.12	1
2017	8.37	8.40	9
2016	7.55	8.37	5
2015(e)	10.00	7.55	0
Columbia Variable Portfolio – Emerging Markets Bond Fund – Class 2
2018	11.39	10.41	10
2017	10.33	11.39	12
2016	9.42	10.33	5
2015(e)	10.00	9.42	0
Columbia Variable Portfolio – Small Cap Value Fund – Class 2
2018	25.43	20.54	28
2017	22.60	25.43	30
2016	17.25	22.60	36
2015	18.65	17.25	42
2014	18.34	18.65	42
2013	13.86	18.34	45
2012	12.62	13.86	48
2011	13.62	12.62	59
2010	10.91	13.62	73
2009	8.84	10.91	92
Delaware VIP® Small Cap Value Series – Service Class
2018	10.39	8.52	0
2017(h)	10.00	10.39	0
Dreyfus IP Technology Growth Portfolio – Initial Shares
2018	26.92	26.31	89
2017	19.12	26.92	75

	Accumulation unit value		Number of
Separate Account I	Beginning of period	End of period	accumulation units
2016	18.49	19.12	64
2015	17.65	18.49	88
2014	16.74	17.65	70
2013	12.77	16.74	83
2012	11.19	12.77	80
2011	12.29	11.19	68
2010	9.58	12.29	71
2009	6.16	9.58	82
DWS Alternative Asset Allocation VIP – Class B
2018	10.61	9.49	18
2017	10.05	10.61	5
2016(f)	10.00	10.05	1
Fidelity® VIP ContrafundSM Portfolio – Initial Class
2018	55.26	51.06	397
2017	45.93	55.26	437
2016	43.08	45.93	491
2015	43.35	43.08	547
2014	39.23	43.35	589
2013	30.28	39.23	656
2012	26.35	30.28	742
2011	27.38	26.35	857
2010	23.67	27.38	1,001
2009	17.67	23.67	1,168
Fidelity® VIP Emerging Markets Portfolio – Service Class 2
2018(i)	10.00	8.25	8
Fidelity® VIP Equity-Income PortfolioSM – Initial Class
2018	35.64	32.26	181
2017	31.98	35.64	211
2016	27.45	31.98	230
2015	28.96	27.45	265
2014	26.98	28.96	299
2013	21.33	26.98	339
2012	18.42	21.33	351
2011	18.48	18.42	413
2010	16.26	18.48	489
2009	12.65	16.26	614
Fidelity® VIP Growth Opportunities Portfolio – Service Class 2
2018	15.34	16.99	30
2017	11.58	15.34	25
2016	11.72	11.58	21
2015	11.27	11.72	23
2014(d)	10.00	11.27	6
Fidelity® VIP Mid Cap Portfolio – Service Class 2
2018	37.86	31.85	95
2017	31.82	37.86	115
2016	28.80	31.82	130
2015	29.66	28.80	153
2014	28.34	29.66	171
2013	21.13	28.34	179
2012	18.69	21.13	199
2011	21.24	18.69	225
2010	16.73	21.24	263
2009	12.13	16.73	296

	Accumulation unit value		Number of
Separate Account I	Beginning of period	End of period	accumulation units
Invesco V.I. American Value Fund – Series II Shares
2018	14.04	12.08	12
2017	12.97	14.04	11
2016	11.40	12.97	15
2015	12.75	11.40	18
2014	11.80	12.75	11
2013(c)	10.00	11.80	6
Invesco V.I. International Growth Fund – Series II Shares
2018	11.05	9.25	32
2017	9.12	11.05	32
2016	9.31	9.12	18
2015	9.68	9.31	16
2014(d)	10.00	9.68	7
Janus Henderson Enterprise Portfolio – Service Shares
2018	10.20	10.00	4
2017(h)	10.00	10.20	0
Janus Henderson Global Research Portfolio – Institutional Shares
2018	28.35	26.06	260
2017	22.61	28.35	291
2016	22.44	22.61	332
2015	23.27	22.44	393
2014	21.94	23.27	441
2013	17.31	21.94	488
2012	14.60	17.31	570
2011	17.15	14.60	663
2010	15.00	17.15	757
2009	11.03	15.00	895
MFS® International Value Portfolio – Service Class
2018	11.35	10.12	9
2017(g)	10.00	11.35	4
MFS® Investors Trust Series – Initial Class
2018	22.71	21.18	49
2017	18.65	22.71	45
2016	17.40	18.65	37
2015	17.59	17.40	38
2014	16.05	17.59	42
2013	12.32	16.05	46
2012	10.47	12.32	43
2011	10.84	10.47	48
2010	9.89	10.84	50
2009	7.89	9.89	66
MFS® Research Series – Initial Class
2018	25.75	24.30	33
2017	21.14	25.75	27
2016	19.70	21.14	30
2015	19.80	19.70	40
2014	18.20	19.80	43
2013	13.94	18.20	47
2012	12.04	13.94	46
2011	12.25	12.04	45
2010	10.71	12.25	52
2009	8.31	10.71	67
Morgan Stanley VIF U.S. Real Estate Portfolio – Class II
2018	12.32	11.19	42

	Accumulation unit value		Number of
Separate Account I	Beginning of period	End of period	accumulation units
2017	12.13	12.32	57
2016	11.54	12.13	60
2015	11.47	11.54	56
2014	8.98	11.47	84
2013(c)	10.00	8.98	4
Neuberger Berman AMT Mid Cap Growth Portfolio – Class S
2018	31.47	29.03	36
2017	25.60	31.47	35
2016	24.89	25.60	42
2015	24.97	24.89	53
2014	23.57	24.97	34
2013	18.05	23.57	44
2012	16.32	18.05	51
2011	16.49	16.32	43
2010	12.97	16.49	51
2009	10.01	12.97	49
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged) – Advisor Class
2018	11.21	11.28	65
2017	11.06	11.21	74
2016	10.53	11.06	41
2015	10.65	10.53	29
2014(d)	10.00	10.65	30
PIMCO VIT Low Duration Portfolio – Advisor Class
2018	9.97	9.86	18
2017	9.97	9.97	11
2016(f)	10.00	9.97	4
PIMCO VIT Total Return Portfolio – Advisor Class
2018	10.52	10.32	65
2017	10.17	10.52	39
2016	10.04	10.17	15
2015	10.14	10.04	93
2014(d)	10.00	10.14	23
Victory VIF Diversified Stock Fund – Class A Shares
2018	22.33	19.11	10
2017	17.89	22.33	12
2016	17.45	17.89	15
2015	18.24	17.45	21
2014	16.77	18.24	22
2013	12.69	16.77	27
2012	11.05	12.69	24
2011	12.02	11.05	26
2010	10.84	12.02	38
2009	8.64	10.84	51

(a)	For the period May 1, 2011 (commencement of operations in the Separate Account) through December 31, 2011.
(b)	For the period February 17, 2012 (commencement of operations in the Separate Account) through December 31, 2012.
(c)	For the period May 1, 2013 (commencement of operations in the Separate Account) through December 31, 2013.
(d)	For the period May 1, 2014 (commencement of operations in the Separate Account) through December 31, 2014.
(e)	For the period May 1, 2015 (commencement of operations in the Separate Account) through December 31, 2015.
(f)	For the period May 1, 2016 (commencement of operations in the Separate Account) through December 31, 2016.
(g)	For the period May 1, 2017 (commencement of operations in the Separate Account) through December 31, 2017.
(h)	For the period November 13, 2017 (commencement of operations in the Separate Account) through December 31, 2017.
(i)	For the Period May 1, 2018 (commencement of operations in the Separate Account) through December 31, 2018.
(j)	On November 30, 2018, MainStay VP Absolute Return Multi-Strategy merged into MainStay VP IQ Hedge Multi-Strategy.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

AND THE SEPARATE ACCOUNT

New York Life Insurance and Annuity Corporation

New York Life Insurance and Annuity Corporation (“NYLIAC”) is a stock life insurance company incorporated in Delaware in 1980. NYLIAC is licensed to sell life, accident and health insurance and annuities in the District of Columbia and all states. In addition to the policies described in this Prospectus, NYLIAC offers life insurance policies and other annuities.

NYLIAC is a wholly-owned subsidiary of New York Life Insurance Company, a mutual life insurance company doing business in New York since 1845. NYLIAC held assets of $158.4 billion at the end of 2018. New York Life Insurance Company has invested in NYLIAC, and will occasionally make additional contributions to NYLIAC in order to maintain capital and surplus in accordance with state requirements. The obligations under the policies are obligations of NYLIAC.

The Separate Accounts

Separate Accounts-I and II were established on October 5, 1992; Separate Account-III was established on November 30, 1994, pursuant to resolutions of the NYLIAC Board of Directors. Each Separate Account is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940. The Securities and Exchange Commission, however, does not supervise the management, or the investment practices or policies, of the Separate Accounts.

Although the assets of each Separate Account belong to NYLIAC, these assets are held separately from our other assets. The Separate Account assets are not chargeable with liabilities incurred in any of NYLIAC’s other business operations (except to the extent that assets in the Separate Account exceed the reserves and other liabilities of that Separate Account). The income, capital gains and capital losses incurred on the assets of the Separate Account are credited to or charged against the assets of the Separate Account, without regard to the income, capital gains or capital losses arising out of any other business NYLIAC may conduct. Therefore, the investment performance of the Separate Account is entirely independent of both the investment performance of the Fixed Account and any other separate account of NYLIAC.

Separate Accounts-I and II currently have 68 Investment Divisions, some of which may not be available under your policy; Separate Account-III currently has 92 Investment Divisions, some of which may not be available under your policy. Premium payments allocated to the Investment Divisions are invested solely in the corresponding Eligible Portfolios of the relevant Fund.

The Portfolios

The assets of each Eligible Portfolio are separate from the others and each such Portfolio has different investment objectives and policies. As a result, each Eligible Portfolio operates as a separate investment fund and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio. You can make or lose money in any of the Investment Divisions. Portfolios described in this Prospectus are different from portfolios that may have similar names but are available directly to the general public. The funds available directly to the general public may have the same adviser, same name, same investment objectives and policies, and substantially similar portfolio securities, but the investment performance may not be the same.

We offer no assurance that any of the Eligible Portfolios will attain their respective stated objectives.

The Funds also may make their shares available to certain other separate accounts funding variable life insurance policies offered by NYLIAC. This is called “mixed funding.” The Funds also may make their shares available to separate accounts of insurance companies unaffiliated with NYLIAC. This is called “shared funding.” Although we do not anticipate any inherent difficulties arising from mixed and shared funding, it is theoretically possible that, due to differences in tax treatment or other considerations, the interests of owners of various policies participating in a certain Fund might at some time be in conflict. The Board of Directors/Trustees of each Fund, each Fund’s investment advisers, and NYLIAC are required to monitor events to identify any material conflicts that arise from the use of the Funds for mixed and shared funding. For more information about the risks of mixed and shared funding, please refer to the relevant Fund prospectus.

The Funds and Eligible Portfolios offered through this product are selected by NYLIAC based on several criteria, including asset class coverage, the strength of the manager’s reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. An affiliate of NYLIAC manages the Mainstay VP Funds Trust and that was a factor in its selection. Another factor that NYLIAC considers during the selection process is whether the Fund or Eligible Portfolio or an affiliate of the Fund will compensate NYLIAC for providing administrative, marketing, and support services that would otherwise be provided by the Fund, the Fund’s investment adviser, or its distributor.

We may receive payments or compensation from the Funds or their investment advisers, or from other service providers of the Funds (who may be affiliates of NYLIAC) in connection with administration, distribution, and other services we provide with respect to the Eligible Portfolios and their availability through the policies. These payments may be derived, in whole or in part, from the advisory fee charged by the Fund and deducted from Fund assets and/or from “Rule 12b-1” fees charged by the Fund and deducted from Fund assets. These payments are also a factor in our selection of Funds and Eligible Portfolios. NYLIAC may use these payments for any corporate purpose, including payment of expenses that NYLIAC and/or its affiliates incur in promoting, marketing, and administering the policies, and in its role as an intermediary of the Funds. Policyowners, through their indirect investment in the Funds, bear the costs of these advisory and 12b-1 fees.

The amounts we receive may be substantial, may vary by Eligible Portfolio, and may depend on how much policy value is invested in the particular Eligible Portfolio or Fund. NYLIAC and its affiliates may profit from these payments. Currently, we receive payments or revenue under various arrangements in amounts ranging from 0.15% to 0.35% annually of the aggregate net asset value of the shares of some of the Eligible Portfolios held by the Investment Divisions. We also receive compensation under various distribution services arrangements in amounts ranging from 0.05% to 0.25% annually of the aggregate net asset value of the shares of some of the Eligible Portfolios held by the Investment Divisions. The compensation that your registered representative receives remains the same regardless of which Investment Divisions you choose or the particular arrangements applicable to those Investment Divisions.

Asset Allocation Models

The Asset Allocation Models are made available by us in connection with the policy at no extra charge. The Asset Allocation Models are designed and intended to be used within the context of your relationship with your registered representative. Currently, you can work with your registered representative to select one of five (5) Asset Allocation Models at a time, with each model specifying percentage allocations among various Investment Divisions available through your policy. If you wish to allocate your Accumulation Value in accordance with an Asset Allocation Model, you may do so by notifying us in writing at one of the addresses listed in Question 15 of this Prospectus, calling us or going to www.newyorklife.com. Your request is subject to model availability.

Each Asset Allocation Model is designed to seek to achieve a different investment objective. The Asset Allocation Models are general in nature and are not tailored or personalized for you. Working with your registered representative, you can use the Asset Allocation Models to help you diversify your Accumulation Value among asset classes to seek to attain an investment goal and reduce volatility over the long term.

The Asset Allocation Models are static, but gains and/or losses from the Funds in a model will cause the model’s original percentages to shift. You may rebalance your allocation(s) to an Asset Allocation Model to reflect the model’s original percentages by notifying us in writing at one of the addresses listed in Question 15 of this Prospectus.

The available Asset Allocation Models may change from time to time. We may create new Asset Allocation Models with asset allocations or Investment Divisions that vary from those of existing Asset Allocation Models. We will notify you if we offer new Asset Allocation Models, if there is a material change in our arrangement with our Asset Allocation Model designer, or if we terminate our Asset Allocation Model program. We will not reallocate your Accumulation Value, or change your premium allocation instructions, in response to these changes. However, the Investment Divisions and allocation percentages for your model could change due to events such as mergers, substitutions, liquidations or closures. We will notify you in writing of any such events and seek your instructions on how you want your Accumulation Value or premium payments reallocated.

You can get information about new or updated Asset Allocation Models, or about Asset Allocation Models that are no longer available for new investment, by contacting your registered representative. You should consult your registered representative periodically to consider whether any Asset Allocation Model you have selected is still suitable for you. If you wish to remove funds from your current Asset Allocation Model and/or allocate funds to a currently offered Asset Allocation Model, you may do so by notifying us in writing at one of the addresses listed in Question 15 of this Prospectus.

The Asset Allocation Models were designed on our behalf, and provided to us by an unaffiliated third-party investment adviser, QS Investors, LLC (“QS Investors”), a subsidiary of Legg Mason, Inc. QS Investors provided research and business support services relating to the Asset Allocation Models and selected the Investment Divisions to populate each

Asset Allocation Model from information that we provided about the available Investment Divisions. The Asset Allocation Models are general in nature and not tailored or personalized for you. We are QS Investors’ sole client with respect to the Asset Allocation Models. Furthermore, QS Investors designed the Asset Allocation Models earlier this year for availability as of the date of this prospectus, and is not responsible for updating the models in response to market and economic conditions or other factors. QS Investors has authorized us to make the Asset Allocation Models available for use in connection with the policy. The Asset Allocation Models are designed and intended for use within the context of relationships between registered representatives and their clients. New York Life Investment Management LLC (“New York Life Investments”), an affiliate of NYLIAC and the Investment Advisor to the MainStay VP Funds Trust, provided asset allocation models prior to May 1, 2018 (the “Former Asset Allocation Models”).

The currently offered Asset Allocation Models are available to all policyholders. Any Former Asset Allocation Models are available only to those policyholders who allocated to those Asset Allocation Models when they were offered. You can select only one Asset Allocation Model at a time. If you transfer out of a Former Asset Allocation Model that is no longer offered, you will not be able to transfer back into that Asset Allocation Model. Transfers into or out of an Asset Allocation Model count as one transfer and are subject to the conditions and restrictions listed in “THE POLICIES”.

You may change your allocation to a particular Asset Allocation Model at any time and reallocate your Accumulation Value to other Investment Divisions or another available Asset Allocation Model. For example, if you have allocated to an Asset Allocation Model and you later decide you prefer different percentage allocations among the Investment Divisions than those specified by the Asset Allocation Model, you will need to transfer out of that Asset Allocation Model and allocate your Accumulation Value to those Investment Divisions in the percentages you want. (See “THE POLICIES – Transfers”.) If you then want your Accumulation Value to remain at the new percentages you selected, you should ensure that the AAR feature is in effect and accurately reflects your choice of investment percentages for each Investment Division. (See “THE POLICIES – Automatic Asset Reallocation”.) You may also have amounts held under the Interest Sweep option allocated to an Asset Allocation Model.

If you wish to allocate your policy’s Accumulation Value in accordance with an Asset Allocation Model, you should consult with your registered representative, who can help you evaluate the Asset Allocation Models and their attendant risks, and select an Asset Allocation Model that is suitable and appropriate for you in light of your financial situation, risk tolerance, time horizon and investment objectives. While the Asset Allocation Models can facilitate asset allocation discussions and decisions between you and your registered representatives, we have no discretionary authority or control over your investment decisions. The Asset Allocation Models are comprised of then available Investment Divisions and do not include the Fixed Account. We make available educational information and materials (e.g., risk tolerance questionnaire, and Fund prospectuses) that can help you and your registered representative select an Asset Allocation Model. Consequently, you along with your registered representative are responsible for your decision to allocate your Accumulation Value in accordance with the Asset Allocation Models, and for your selection of the Asset Allocation Model that is best for you.

Asset allocation does not guarantee that your Accumulation Value will increase or protect against losses in a declining market. Tools used to assess your risk tolerance, such as the Investor Profile, may not be accurate and could be less effective if your circumstances change over time. We reserve the right to terminate or change the asset allocation program at any time. As noted above, if the program is terminated or changed, we will not reallocate your Accumulation Value or change your premium allocation instructions. If you want to reallocate your Accumulation Value, you will need to send us a transfer request to one of the addresses in Question 15, by telephone, or through www.newyorklife.com. (See “THE POLICIES – Transfers”.)

An Asset Allocation Model may not perform as intended. Hence, it may not achieve its investment objective or reduce volatility. When considering an Asset Allocation Model for your situation, you should consider your other assets, income and investments in addition to this policy. An Asset Allocation Model may perform better or worse than any single investment option or any other combination of investment options. Asset Allocation does not guarantee that your Accumulation Value will increase, or protect against losses. In addition, the timing of your investment and any rebalancing may affect performance.

Because returns from each Investment Division in the Asset Allocation Models will vary, over time the percentage of your policy’s Accumulation Value that is allocated to each Investment Division in the Asset Allocation Model you select may not remain at the initial percentages. To keep your Accumulation Value at these initial percentages in line with your current investment objective, consider choosing the Automatic Asset Reallocation option. (See “THE POLICIES- Automatic Asset Reallocation”.)

Rebalancing or periodic updating of Asset Allocation Models can cause the Eligible Portfolios underlying in the Investment Divisions that make up a model to need to raise cash for money flowing out of the Funds or vice versa. In order to raise cash, those Funds may need to sell assets at prices lower than otherwise expected, which can hurt Fund share prices. Moreover, large outflows of money from the Funds may increase the expenses attributable to the assets remaining in the Funds. These transactions and expenses can adversely affect the performance of the relevant Funds and of the Asset Allocation Models. In addition, these inflows and outflows may cause a Fund to hold a large portion of its assets in cash, which could detract from the achievement of the Fund’s investment objective, particularly in periods of rising market prices. For additional information regarding the risks of investing in a particular Fund, see that Fund’s prospectus.

Conflicts of Interest

QS Investors received a fee from NYLIAC to design the Asset Allocation Models. While the Asset Allocation Models are designed to offer you a convenient way to work with your registered representative in making allocation decisions, you should be aware that QS Investors is subject to competing interests that may have influenced its design of the Asset Allocation Models. For example, because affiliates of QS Investors advise Legg Mason Partners Variable Equity Trust (the “Legg Mason Trust”), QS Investors and the Legg Mason Trust may benefit from including the ClearBridge Variable Appreciation Investment Division in one or more of the Asset Allocation Models. Payments from NYLIAC to QS Investors to design the Asset Allocation Models may also influence QS Investors in its selection of Investment Divisions affiliated with NYLIAC for inclusion in these Asset Allocation Models. QS Investors may not have included certain Investment Divisions in the Asset Allocation Models because their investment profile (e.g., sector-specific concentration or shifting asset composition) was determined to be incompatible with the risk and return profile of those models. QS Investors considered many factors in selecting Investment Divisions for the Asset Allocation Models, including, but not limited to, risk and return profile, prior investment performance and underlying fund fees.

New York Life Investments is also subject to competing interests that impact the composition of the Asset Allocation Models as well as its design of the Former Asset Allocation Models. For example, because New York Life Investments receives fees for advising the MainStay VP Funds Trust, it benefits from the inclusion of a significant percentage of these Investment Divisions in the Asset Allocation Models and Former Asset Allocation Models. MainStay VP Investment Divisions represent such a significant percentage of the Asset Allocation Models and the Former Asset Allocation Models because they constitute the majority of Investment Divisions offered with the policy and are prevalent among the low- and moderate-risk Investment Divisions that make up those models.

In addition, New York Life Investments may not have included certain non-proprietary Investment Divisions in the Former Asset Allocation Models because their investment profile (e.g., sector-specific concentration or shifting asset composition) was determined to be incompatible with the risk and return profile of those models. Finally, New York Life Investments may have included Investment Divisions in a Former Asset Allocation Model based on asset class exposure and they may have also been selected over Investment Divisions with better past investment performance or lower fees.

As noted above, we receive payments or compensation from the Funds or their Investment Advisers, or from other service providers of the Funds (who may be affiliates of NYLIAC) in connection with administration, distribution and other services that we provide with respect to the Eligible Portfolios and their availability through the policies. The amount of this revenue and how it is computed varies by Fund, may be significant, and may create conflicts of interest in the design of the Asset Allocation Models and the Former Asset Allocation Models.

The Eligible Portfolios of the relevant Funds, along with their investment advisers, are listed in the following table:

FUND	INVESTMENT ADVISERS	ELIGIBLE PORTFOLIOS
MainStay VP Funds Trust	New York Life Investment	MainStay VP Conservative Allocation
	Management LLC	MainStay VP Growth Allocation
MainStay VP Moderate Allocation
MainStay VP Moderate Growth Allocation

	Subadviser:	MainStay VP Bond
	New York Life Investors LLC (“NYL	MainStay VP Floating Rate
	Investors”)	MainStay VP Indexed Bond
MainStay VP U.S. Government Money Market

	Subadvisers:	MainStay VP IQ Hedge Multi-Strategy
IndexIQ Advisors LLC

	Subadvisers: MacKay Shields LLC	MainStay VP Balanced
(“MacKay”) and NYL Investors

	Subadviser: MacKay	MainStay VP MacKay Common Stock
MainStay VP MacKay Convertible
MainStay VP MacKay Government
MainStay VP MacKay Growth
MainStay VP MacKay High Yield Corporate Bond
MainStay VP MacKay International Equity
MainStay VP MacKay Mid Cap Core
MainStay VP MacKay S&P 500 Index
MainStay VP MacKay Small Cap Core
MainStay VP MacKay Unconstrained Bond

	Subadviser: Cushing Asset Management LP	MainStay VP Cushing® Renaissance Advantage

	Subadvisers:	MainStay VP Emerging Markets Equity
Candriam Belgium and MacKay

Subadviser:
	Eagle Asset Management, Inc.	MainStay VP Eagle Small Cap Growth

Subadviser: Epoch Investment
	Partners, Inc. (“Epoch”)	MainStay VP Epoch U.S. Equity Yield

Subadviser:
	Janus Capital Management LLC	MainStay VP Janus Henderson Balanced

	Subadviser: FIAM LLC (“FIAM”)	MainStay VP Fidelity Institutional AM® Utilities

Subadviser:
	Pacific Investment Management	MainStay VP PIMCO Real Return
Company LLC

Subadviser:
	T. Rowe Price Associates, Inc.	MainStay VP T. Rowe Price Equity Income

Subadviser:
	Mellon Investments Corporation	MainStay VP Mellon Natural Resources

Subadviser: Winslow Capital
	Management, Inc.	MainStay VP Large Cap Growth

	Subadvisers: Epoch and MacKay	MainStay VP Income Builder

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	Invesco Advisers, Inc.	Invesco V.I. American Value Fund Invesco V.I. International Growth Fund

FUND	INVESTMENT ADVISERS	ELIGIBLE PORTFOLIOS

American Funds Insurance Series®	Capital Research and Management CompanySM (“CRMC”)

American Funds IS Asset Allocation Fund

American Funds IS Blue Chip Income and Growth Fund

American Funds IS Global Small Capitalization Fund

American Funds IS Growth Fund

American Funds IS New World Fund®

BlackRock® Variable Series Funds, Inc.	BlackRock Advisors, LLC	BlackRock® Global Allocation V.I. Fund

BlackRock® Variable Series Funds II, Inc.		BlackRock® High Yield V.I. Fund

Legg Mason Partners Variable Equity Trust	Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	ClearBridge Variable Appreciation Portfolio

Columbia Funds Variable Series Trust II Columbia Funds Variable Insurance Trust	Columbia Management Investment Advisers, LLC Commodity Strategy Subadviser: Threadneedle International Limited	Columbia Variable Portfolio — Commodity Strategy Fund Columbia Variable Portfolio — Emerging Markets Bond Fund Columbia Variable Portfolio — Small Cap Value Fund

Delaware VIP® Trust	Delaware Management Company	Delaware VIP® Small Cap Value Series

Deutsche DWS Variable Series II	DWS Investment Management Americas Inc. Subadviser: RREEF America LLC	DWS Alternative Asset Allocation VIP

Dreyfus Investment Portfolios	The Dreyfus Corporation	Dreyfus IP Technology Growth Portfolio

Fidelity® Variable Insurance Products Fund	Fidelity Management and Research Company (“FMR”) Subadvisers: FMR Co., Inc. (“FMRC”) and other investment advisers

Fidelity® VIP ContrafundSM Portfolio

Fidelity® VIP Emerging Markets Portfolio

Fidelity® VIP Equity-Income PortfolioSM

Fidelity® VIP FundsManager® 60% Portfolio

Fidelity® VIP Growth Opportunities Portfolio

Fidelity® VIP Health Care Portfolio

Fidelity® VIP International Index Portfolio

Fidelity® VIP Mid Cap Portfolio

Janus Aspen Series	Janus Capital Management LLC	Janus Henderson Enterprise Portfolio Janus Henderson Global Research Portfolio

MFS® Variable Insurance Trust MFS® Variable Insurance Trust II	Massachusetts Financial Services Company (“MFS”)	MFS® Investors Trust Series MFS® Research Series MFS® International Value Portfolio

Morgan Stanley Variable Insurance Fund, Inc.	Morgan Stanley Investment Management Inc.	Morgan Stanley VIF U.S. Real Estate Portfolio

Neuberger Berman Advisers Management Trust	Neuberger Berman Investment Advisers LLC	Neuberger Berman AMT Mid Cap Growth Portfolio

PIMCO Variable Insurance Trust	Pacific Investment Management Company LLC (“PIMCO”)	PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged) PIMCO VIT Low Duration Portfolio PIMCO VIT Total Return Portfolio

Victory Variable Insurance Funds	Victory Capital Management Inc.	Victory VIF Diversified Stock Fund

Please refer to the accompanying prospectuses of the respective Funds for a complete description of the Funds, the investment advisers, subadvisors, and the Portfolios. The Funds’ prospectuses should be read carefully before any decision is made concerning the allocation of premium payments to an Investment Division corresponding to an Eligible Portfolio.

NYLIAC does not provide investment advice and does not recommend or endorse any Eligible Portfolio or Portfolios. NYLIAC is not responsible for choosing the Investment Divisions or the amounts allocated to each. You are responsible for determining that these decisions are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Decisions regarding investment allocations should be carefully considered. You bear the risk of any decline in the value of your policy resulting from the performance of the Portfolios you have chosen.

You should consult with your registered representative to determine which combination of investment options is most appropriate for you, and periodically review your choices.

Certain portfolios, generally referred to as “funds of funds” or “master-feeder arrangements,” may invest all or substantially all their assets in portfolios of other funds. In such case, you will indirectly pay fees and expenses at both portfolio levels, which would reduce your investment return.

Hedging strategies may be employed by certain portfolios to attempt to provide downside protection during sharp downward movements in equity markets. The cost of these strategies could limit the upside participation of the portfolio in rising equity markets relative to other portfolios.

So-called “alternative” investment strategies may also be used by certain portfolios, which may involve non-traditional asset classes. These alternative investment strategies may be riskier than more traditional investment strategies and may involve leverage or use complex hedging techniques, such as options and derivatives. These may offer potential diversification benefits beyond traditional investment strategies.

Investment decisions should be based on a thorough investigation of all the information regarding the Eligible Portfolios that are available to you, including each Fund’s prospectus, statement of additional information, and annual and semi-annual reports. Other sources, such as the Fund’s website or newspapers and financial and other magazines, provide more current information, including information about any regulatory actions or investigations relating to a Fund or Eligible Portfolio. After you select Investment Divisions or an Asset Allocation Model for your initial premium, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.

Money Market Fund Fees and Gates

The SEC has adopted rules that provide that all money market funds can impose liquidity fees and/or suspend redemptions under certain circumstances. The liquidity fees can be up to 2% of the amount redeemed, and the suspensions of redemptions (redemption “gates”) can last for ten (10) business days. Money market funds can impose these fees and gates (which could be applied to all policy transfers, surrenders, withdrawals and benefit payments from that portfolio) based on the liquidity of the fund’s assets and other factors.

All types of money market funds can impose these fees and gates, but government money market funds (that invest at least 99.5% of their assets in cash, U.S. government securities and/or repurchase agreements that are secured by cash or government securities) are less likely to impose fees and gates. Nevertheless, there remains a possibility that a government money market fund such as the MainStay VP U.S. Government Money Market Portfolio could impose such fees and gates, which could be applied to all policy transfers, surrenders, withdrawals and benefit payments from the portfolio.

Additions, Deletions, or Substitutions of Investments

NYLIAC retains the right, subject to any applicable law, to make additions to, deletions from, or substitutions for, the Eligible Portfolio shares held by any Investment Division. NYLIAC reserves the right to eliminate the shares of any of the Eligible Portfolios and to substitute shares of another portfolio of a Fund, or of another registered open-end management investment company. We may do this if the shares of the Eligible Portfolios are no longer available for investment or if we believe investment in any Eligible Portfolio would become inappropriate in view of the purposes of the Separate Account, which is to serve as the funding vehicle for the Policy and certain other variable annuity policies issued by NYLIAC. An investment in an Eligible Portfolio could become inappropriate if, for example, that Eligible Portfolio performs poorly, undergoes a significant management change, or changes its investment objective or investment policies such that they are no longer consistent with the purposes of the policies funded by the Separate Account.

To the extent required by law, we will not make substitutions of shares attributable to your interest in an Investment Division until you have been notified of the change. This does not prevent the Separate Account from purchasing other securities for other series or classes of policies, or from processing a conversion between series or classes of policies on the basis of requests made by policyowners.

We may establish new Investment Divisions when we determine, in our sole discretion, that marketing, tax, investment, or other conditions so warrant. We will make any new Investment Divisions available to existing policyowners on a basis we determine. We may also eliminate one or more Investment Divisions, if we determine, in our sole discretion, that marketing, tax, investment, or other conditions warrant. Please note that any such changes could affect the performance of the Asset Allocation Models.

In the event of any substitution or change, NYLIAC may, by appropriate endorsement, change the policies to reflect such substitution or change. We also reserve the right to: (a) operate the Separate Account as a management company under the Investment Company Act of 1940, (b) deregister it under such Act in the event such registration is no longer required, (c) combine it with one or more other separate accounts, and (d) restrict or eliminate the voting rights of persons having voting rights as to the Separate Account as permitted by law.

Reinvestment

We automatically reinvest all dividends and capital gain distributions from Eligible Portfolios in shares of the distributing Portfolio at their net asset value on the payable date.

THE POLICIES

This is a flexible premium policy, which means additional premium payments can be made. The policy is issued on the lives of individual Annuitants.

The policies are variable. This means that the Accumulation Value will fluctuate based on the investment experience of the Investment Divisions or Asset Allocation Model you select, as well as the interest credited on the Fixed Account Accumulation Value. NYLIAC does not guarantee the investment performance of the Separate Account or of the Eligible Portfolios. You bear the entire investment risk with respect to amounts allocated to the Investment Divisions of the Separate Account or an Asset Allocation Model. We offer no assurance that the investment objectives of the Investment Divisions or an Asset Allocation Model will be achieved. Accordingly, amounts allocated to the Investment Divisions of the Separate Account or an Asset Allocation Model are subject to the risks inherent in the securities markets and, specifically, to price fluctuations in the Eligible Portfolios’ investments.

As the Owner of the policy, you have the right to (a) change a revocable Beneficiary, (b) name a new Owner (on Non-Qualified Policies only), (c) receive Income Payments, (d) name a Payee to receive Income Payments, and (e) transfer funds among the Investment Divisions. You cannot lose these rights. However, all rights of ownership cease upon your death.

The current policyowner of a Non-Qualified Policy has the right to transfer ownership to another person(s) or entity. To transfer ownership, the policyowner must complete our approved “Transfer of Ownership” form in effect at the time of the request. This change, unless otherwise specified by you, will take effect as of the date you signed the form, subject to any payment we made or action we took before we received the form. When this change takes effect, all rights of ownership in the Policy will pass to the new Owner. Changing the Owner of the Policy does not change an Annuitant or any Beneficiary. Federal law requires all financial institutions to obtain, verify, and record information that identifies each person or entity that becomes the Owner of an existing policy. This means the new policyowner(s) will be required to provide their name, address, date of birth, and other identifying information. To complete a transfer of ownership, the new policyowner(s) may also be required to submit financial and suitability information.

Certain provisions of the policies may be different than the general description in this Prospectus, and certain riders and options may not be available, because of legal requirements or restrictions in your state. See your policy for specific variations because any such state variations will be included in your policy or in riders or endorsements attached to your policy. See your registered representative or contact us for specific information that may be applicable to your state.

Selecting the Variable Annuity That’s Right for You

In addition to the policies described in this Prospectus, we offer other variable annuities, each having different features, fees, and charges. Your registered representative can help you decide which is best for you based on your individual circumstances, time horizon, and policy feature preferences.

The availability of optional policy features may increase the cost of the policy. Therefore, when selecting a policy, you should consider what policy features you plan to use within your variable annuity. You should also consider the different surrender charge period associated with each policy in light of the length of time you plan to hold your policy (i.e., your time horizon). If you intend to make multiple contributions to your policy over time, you may want to consider a surrender charge period that is based on the Policy Date. If you intend to make a single contribution or limited contributions over time, you may want to consider a policy with a surrender charge period that is based on each premium payment. In addition to the surrender charges, you should also evaluate the available policy features and the different fees associated with each of the features and of the policy.

You should consider the investment objectives, risks, charges and expenses of an investment carefully before investing. Both the product and underlying fund prospectuses contain this and other information about the variable annuities and underlying investment options. Your registered representative can provide you with prospectuses for one or more of these variable annuities and the underlying funds. Please read the prospectuses carefully before investing.

Qualified and Non-Qualified Policies

We designed the policies primarily for the accumulation of retirement savings, and to provide income at a future date. We issue both Qualified and Non-Qualified Policies. Both types of policies offer tax-deferred accumulation. Non-Qualified Policies provide for retirement income other than through a tax-qualified plan. Qualified Policies are for use with any one of the tax-qualified plans listed below.

(1)

Section 403(b) TSAs purchased by employees of certain tax-exempt organizations and certain state-supported educational institutions, in each case in accordance with the employer’s plan document and/or applicable tax requirements (see FEDERAL TAX MATTERS—Qualified Policies—Important Information Regarding Final Code Section 403 (b) Regulations). We will no longer be accepting contributions for policies issued in connection with ERISA 403(b) plans;

(2)	Section 408 or 408A Individual Retirement Annuities (IRAs), including: Roth IRAs, SEP and SIMPLE IRAs

(3)	Section 457 Deferred Compensation Plans.

Please see “FEDERAL TAX MATTERS” for a detailed description of these plans.

If you are considering the purchase of a Qualified Policy or a Non-Qualified Policy to fund another type of tax-qualified retirement plan, such as a plan qualifying under Section 401(a) of the Code, you should be aware that this policy will fund a retirement plan that already provides tax deferral under the Code and there are fees and charges in an annuity that may not be included in other types of investments. Therefore, the tax deferral of the annuity does not provide additional benefits. However, this annuity is designed to provide certain payment guarantees and features other than tax deferral, some of which may not be available in other investments. These additional features and benefits include:

•	A guaranteed death benefit, as explained in this prospectus.

•	The option for you to receive a guaranteed stream of Income Payments for life after you have owned the policy for one year.

•	A Fixed Account that features a guaranteed fixed interest rate.

•	An optional Interest Sweep feature that automatically transfers interest earned on monies in the Fixed Account to Investment Divisions offered under the policy.

•	The flexibility to easily transfer money among Investment Divisions in the annuity managed by different investment managers and to have your investment mix automatically rebalanced periodically.

These features are explained in detail in this prospectus. You should purchase this annuity with tax-qualified money because of the additional features the annuity provides and not for the tax deferral to which the tax-qualified plan is already entitled. You should consult with your tax or legal adviser to determine if the policy is suitable for your tax qualified plan.

Policy Application and Premium Payments

To purchase a policy, you must complete an application (acceptance of applications is subject to NYLIAC’s rules and we reserve the right to reject any application). The application is sent by your registered representative to NYLIAC’s Cleveland or Dallas Service Center with your initial premium payment. (Initial premium payments received in connection with 1035 exchanges, rollovers and TSAs must be sent to either the Cleveland or Dallas Service Center, or one of the addresses noted in Question 17 of this prospectus.) If the application is in Good Order, we will credit the initial premium payment to the Allocation Options you have selected within two Business Days after receipt at the Cleveland or Dallas Service Center. (Or, in the case of initial premium payments received in connection with 1035 exchanges, rollovers and TSAs, at the Cleveland or Dallas Service Centers or at one of the addresses noted in Question 17 of this Prospectus.) If we cannot credit the initial premium payment within five Business Days after we receive it because the application is not in Good Order, we will contact you and explain the reason for the delay. Unless you consent to NYLIAC’s retaining the initial premium payment and crediting it as soon as the necessary requirements are fulfilled, we will refund the initial premium payment immediately.

Acceptance of applications is subject to NYLIAC’s rules. We reserve the right to reject any application or initial premium payment. Generally, only one policyowner is named. If we issue a jointly owned policy, ownership rights and privileges under the policy must be exercised jointly and benefits under the policy will be paid upon the death of any joint owner.

You may allocate premium payments in up to 18 Investment Divisions, some of which may not be available under your policy, the Asset Allocation Models, as well as the Fixed Account. You may increase or decrease the percentages of the premium payments (which must be in whole number percentages) allocated to each Allocation Option at the time a premium payment is made.

We no longer accept new applications for this policy. You may make additional premium payments of at least $50 each or such lower amount as we may permit at any time. Acceptance of premium payments is subject to our Suitability Standards. The currently available methods of payment are direct payments to NYLIAC, pre- authorized monthly deductions from your bank, a credit union or similar accounts, public and private employee payroll deductions, and any other method agreed to by us. You may make premium payments at any time before the Annuity Commencement Date and while you and the Annuitant are living. The maximum aggregate amount of premium payments we accept without prior approval is less than $1,000,000. NYLIAC reserves the right to limit the dollar amount of any premium payment.

For Qualified Policies, you may not make premium payments in any Policy Year that exceed the amount permitted by the plan or applicable law. NYLIAC also reserves the right in its discretion to accept premium payments of less than $50, provided such discretion is exercised in a non-discriminatory manner.

For policies investing in Separate Accounts–I and II that were issued for delivery in New York from August 1995 to August 1997, the following minimum initial and maximum additional premium payment requirements apply:

(a)

For Non-Qualified Policies, the minimum single premium payment is $2,500 plus $50 per month as either a pre-authorized monthly deduction or as part of a pre-authorized monthly billing arrangement. The maximum total dollar amount of premium payments in any Policy Year may not exceed $4,999.99.

(b)

For TSA policies, Section 457 deferred compensation plan policies, Simplified Employee Pension (“SEP”) plan policies and any other Qualified Policies, premium payments may only be made through a pre-authorized billing arrangement. The maximum dollar amount of scheduled premium payments may not exceed the applicable annual plan limit as specified in the Internal Revenue Code.

(c)

For TSA transfer premium payments made to an existing TSA policy, the maximum dollar amount of transfer premium payments in the first Policy Year may not exceed $1,999.99. For any additional TSA transfer premium payments made in the second or subsequent Policy Years, the maximum total dollar amount of annual transfer premium payments may not exceed $4,999.99.

(d)

For Individual Retirement Annuity (“IRA”) policies, the minimum premium payment is $1,200 initial and $100 scheduled under a pre-authorized monthly deduction arrangement, or $100 scheduled under a pre- authorized monthly deduction arrangement, or $2,000 lump sum. For any additional premium payments made in the second or subsequent Policy Years, the maximum total dollar amount of annual premium payments may not exceed $4,999.99.

Tax-Free Section 1035 Exchanges

Subject to certain restrictions, you can make a tax-free exchange under Section 1035 of the Code of all or a portion of one annuity contract, or all of a life insurance policy for an annuity contract. Section 1035 also provides that an annuity contract may be exchanged in a tax-free transaction for a long-term care insurance policy. Before making an exchange, you should compare both contracts carefully. Remember that if you exchange a life insurance policy or annuity contract for the Contract described in this Prospectus:

•	you might have to pay a withdrawal charge on your previous contract,

•	there may be a new withdrawal charge period for this Contract,

•	other charges under this Contract may be higher (or lower),

•	the benefits may be different,

•	you will no longer have access to any benefits from your previous contract (or the benefits may be different), and

•	access to your cash value following a partial exchange may be subject to tax-related limitations.

If the exchange does not qualify for Section 1035 treatment, you also may have to pay federal income tax, including a 10% federal penalty tax, on the exchange. You should not exchange an existing life insurance policy or another annuity contract for this Contract unless you determine that the exchange is in your best interest. New York Life may accept electronically transmitted instructions from your registered representative or from another insurance carrier for the purpose of effecting a 1035 exchange. If you contemplate such an exchange, you should consult a tax advisor to discuss the potential tax effects of such a transaction.

Payments Returned for Insufficient Funds

If your premium payment is returned for insufficient funds, we reserve the right to reverse your allocation(s) and charge you a $20 fee for each returned payment. In addition, a Fund may also redeem shares to cover any losses it incurs as result of a returned payment. If a payment is returned for insufficient funds for two consecutive periods, the privileges to pay by check or electronically will be suspended until VPSC receives a written request to reinstate it in Good Order at one of the addresses noted in Question 15 of this prospectus, and we agree.

Your Right to Cancel (“Free Look”)

The policies are no longer available for new sales. When you purchased your policy, you had the right to cancel the policy within 10 days of delivery of the policy or such longer period as required under state law. To cancel your policy, you needed to return it to VPSC at one of the addresses listed in Question 15 of this Prospectus or to the registered representative through whom you purchased it, with a written request for cancellation. Except where you were entitled by law to receive the total of premium payments less any prior partial withdrawals, we would have promptly returned the Accumulation Value calculated as of the Business Day that either the registered representative through whom you purchased the policy or VPSC received the policy along with a written request for cancellation in Good Order, but without any deduction for premium taxes or a surrender charge. We set forth the Free Look provision in your policy.

If you are entitled to receive the total of premium payments less any prior withdrawals, but your Accumulation Value is higher than that amount as of the date your written request for cancellation is received in Good Order, we will return the Accumulation Value, calculated as set forth above and subject to the deductions noted above.

Issue Ages

To purchase a Non-Qualified Policy you and the Annuitant must not be older than age 75 (oldest Owner, if the policy is jointly owned). We will accept additional premium payments until 12 months after either you or the Annuitant reaches the age of 85.

For IRA, Roth IRA, SIMPLE IRA, TSA and SEP plans, you must also be the Annuitant. We can issue Qualified Policies if the Owner/Annuitant is between the ages of 18 and 75. We will accept additional premium payments until 12 months after the Owner/Annuitant reaches the age of 80, unless otherwise limited by the terms of a particular plan.

Transfers

You may transfer amounts between Investment Divisions of the Separate Account, an Asset Allocation Model or to the Fixed Account any time prior to 30 days before the Annuity Commencement Date. Except in connection with transfers made pursuant to the Dollar Cost Averaging, Automatic Asset Reallocation, and Interest Sweep options, the minimum that you may transfer from one Investment Division to other Investment Divisions, an Asset Allocation Model or to the Fixed Account is $500. Except for the Dollar Cost Averaging, Automatic Asset Reallocation and Interest Sweep options, if the value of the remaining Accumulation Units in an Investment Division or the Fixed Account would be less than $500 after you make a transfer, we will transfer the entire value unless NYLIAC in its discretion determines otherwise. The amount(s) transferred to other Investment Divisions must be a minimum of $25 for each Investment Division.

Currently, we do not charge for transfers under the policy. However, we reserve the right to charge for each transfer after the first 12 in a given Policy Year, subject to any applicable state insurance law requirements. Any transfer into or out of an Asset Allocation Model counts as one transfer. Any transfer made in connection with the Dollar Cost Averaging, Automatic Asset Reallocation and Interest Sweep options will not count as a transfer toward the twelve transfer limit. You may make transfers from the Fixed Account to the Investment Divisions in connection with the Interest Sweep option and in certain other situations. Transfers into the Fixed Account may be subject to restrictions. (See the “FIXED ACCOUNT.”)

You can request a transfer by any of the three methods listed below. Transfer requests are subject to limitations and must be made in accordance with our established procedures. (See “Online Service at www.newyorklife.com”).

•	submit your request in writing on a form we approve to the VPSC at one of the addresses listed in Question 15 of this prospectus (or any other address we indicate to you in writing);

•	speak to a Customer Service Representative at 800-598-2019 on Business Days between the hours of 9:00 a.m. and 6:00 p.m. (Eastern Time); or

•	make your request through www.newyorklife.com.

We do not currently accept faxed or e-mailed transfer requests, however, we reserve the right to accept them at our discretion. NYLIAC is not liable for any loss, cost or expense for action based on telephone or electronic instructions which are believed to be genuine in accordance with these procedures. Transfer requests received after the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time or received on a non-Business Day, will be priced as of the next Business Day.

Limits on Transfers

Procedures Designed to Limit Potentially Harmful Transfers—This policy is not intended as a vehicle for market timing. Accordingly, your ability to make transfers under the policy is subject to limitation if we determine, in our sole opinion, that the exercise of that privilege may disadvantage or potentially hurt the rights or interests of other policyowners.

Any modification of the transfer privilege could be applied to transfers to or from some or all of the Investment Divisions. If not expressly prohibited by the policy, we may, for example:

•	reject a transfer request from you or from any person acting on your behalf;

•	restrict the method of making a transfer;

•	charge you for any redemption fee imposed by an underlying fund; or

•	limit the dollar amount, frequency, or number of transfers.

Currently, if you or someone acting on your behalf requests by telephone and/or electronically transfers into or out of one or more Investment Divisions or an Asset Allocation Model on three or more days within any 60-day period, we will send you a letter notifying you that the transfer limitation has been exceeded. If we receive an additional transfer request that would result in transfers into or out of one or more Investment Divisions or an Asset Allocation Model on three or more days within any 60-day period, we will process the transfer request. Thereafter, we will immediately suspend your ability to make transfers electronically and by telephone, regardless of whether you have received the warning letter. All subsequent transfer requests for your policy must then be made in writing through the U.S. mail or an overnight courier and received by VPSC at one of the addresses listed in Question 15 of this Prospectus. We will provide you with written notice when we take this action.

We currently do not include the following transfers in these limitations, although we reserve the right to include them in the future: transfers to and from the Fixed Account, the first transfer out of the MainStay VP U.S. Government Money Market Investment Division within six months of the issuance of a policy, and transfers made pursuant to the Dollar Cost Averaging programs, Automatic Asset Reallocation, and Interest Sweep options.

We may change these limitations or restrictions or add new ones at any time without prior notice; your policy will be subject to these changes regardless of the issue date of your policy. All transfers are subject to the limits set forth in this Prospectus in effect on the date of the transfer request, regardless of when your policy was issued. Note, also, that any applicable transfer rules, either as indicated above or that we may utilize in the future, will be applied even if we cannot identify any specific harmful effect from any particular transfer.

We apply our limits on transfers procedures to all owners of this policy without exception.

Orders for the purchase of Fund portfolio shares are subject to acceptance by the relevant Fund. We will reject or reverse, without prior notice, any transfer request into an Investment Division if the purchase of shares in the corresponding Fund portfolio is not accepted by the Fund for any reason. For transfers into multiple Investment Divisions, and/or an Asset Allocation Model the entire transfer request will be rejected or reversed if any part of it is not accepted by any one of the Funds. We will provide you with written notice of any transfer request we reject or reverse. You should read the Fund prospectuses for more details regarding their ability to refuse or restrict purchases or redemptions of their shares. In addition, a Fund may require us to share specific policyowner transactional data with them, such as taxpayer identification numbers and transfer information.

Risks Associated with Potentially Harmful Transfers—Our procedures are designed to limit potentially harmful transfers. However, we cannot guarantee that our procedures will be effective in detecting and preventing all transfer activity that could disadvantage or potentially hurt the rights or interests of other policyowners. The risks described below apply to policyowners and other persons having material rights under the policies.

•

We do not currently impose redemption fees on transfers or expressly limit the number or size of transfers in a given period. Redemption fees, transfer limits, and other procedures or restrictions may be more or less successful than our procedures in deterring or preventing potentially harmful transfer activity.

•	Our ability to detect and deter potentially harmful transfer activity may be limited by policy provisions.

(1) The underlying fund portfolios may have adopted their own policies and procedures with respect to trading of their respective shares. The prospectuses for the underlying fund portfolios, in effect at the time of any trade, describe any such policies and procedures. The trading policies and procedures of an underlying fund portfolio may vary from ours and be more or less effective at preventing harm. Accordingly, the sole protection you may have against potentially harmful frequent transfers is the protection provided by the procedures described herein.

(2) The purchase and redemption orders received by the underlying fund portfolios reflect the aggregation and netting of multiple orders from owners of this policy and other variable policies issued by us. The nature of these combined orders may limit the underlying fund portfolios’ ability to apply their respective trading policies and procedures. In addition, if an underlying fund portfolio believes that a combined order we submit may reflect one or more transfer requests from owners engaged in potentially harmful transfer activity, the underlying fund portfolio may reject the entire order and thereby prevent us from implementing any transfers that day. We do not generally expect this to happen. Alternatively, Funds may request information on individual policyowner transactions and may impose restrictions on individual policyowner transfer activity.

•

Other insurance companies that invest in the Fund portfolios underlying this policy, may have adopted their own policies and procedures to detect and prevent potentially harmful transfer activity. The policies and procedures of other insurance companies may vary from ours and be more or less effective at preventing harm. If their policies and procedures fail to successfully discourage potentially harmful transfer activity, there could be a negative effect on the owners of all of the variable policies, including ours, whose Investment Divisions correspond to the affected underlying fund portfolios.

•	Potentially harmful transfer activity could result in reduced performance results for one or more Investment Divisions, due to among other things:

(1)	an adverse effect on portfolio management, such as:

a)	impeding a portfolio manager’s ability to sustain an investment objective;

b)	causing the underlying fund portfolio to maintain a higher level of cash than would otherwise be the case; or

c)	causing an underlying fund portfolio to liquidate investments prematurely (or at an otherwise inopportune time) in order to pay withdrawals or transfers out of the underlying fund portfolio.

(2)	increased administrative and Fund brokerage expenses.

(3)

dilution of the interests of long-term investors in an Investment Division if purchases or redemptions into or out of an underlying fund portfolio are made when, and if, the underlying fund portfolio’s investments do not reflect an accurate value (sometimes referred to as “time-zone arbitrage” and “liquidity arbitrage”).

Speculative Investing

Do not purchase the policy if you plan to use it, or any of its riders, for speculation, arbitrage, viatication or any other type of collective investment scheme. Your policy may not be traded on any stock exchange or secondary market. By purchasing the policy, you represent and warrant that you are not using the policy, or any of its riders, for speculation, arbitrage, viatication or any other type of collective investment scheme.

Online Service at www.newyorklife.com

The online service at www.newyorklife.com enables you to sign-up to receive future prospectuses and policyowner annual and semi-annual reports electronically for your policy online at www.newyorklife.com. Electronic delivery is not available for policies that are owned by corporations, trusts or organizations at this time.

Through www.newyorklife.com you can get up-to-date information about your policy and request fund transfers, allocation changes and partial withdrawals. Policies that are jointly owned may not request transactions through www.newyorklife.com. We may revoke online service for certain policyowners (see “THE POLICIES-Limits on Transfers”).

In order to obtain policy information online at www.newyorklife.com, you are required to register for access. You will be required to register a unique User Name and Password to gain access. On www.newyorklife.com you can, among other things, access policy values, change your address, download service forms, view policy statements, and submit policy transactions.

We will use reasonable procedures to make sure that the instructions we receive through www.newyorklife.com are genuine. We are not responsible for any loss, cost, or expense for any actions we take based on instructions received online at www.newyorklife.com that we believe are genuine. We will confirm all transactions in writing.

Financial requests received after 4:00 p.m. (Eastern Time) or on non Business Days will be processed as of the next Business Day.

Currently, online service at www.newyorklife.com is open Monday through Friday, from 6 a.m. until 4 a.m., Saturday, from 6 a.m. until 2 a.m. and Sunday from 7 a.m. until 1 a.m. (Eastern Time).

After login at www.newyorklife.com, you can:

•	e-mail your registered representative or VPSC;

•	obtain current policy values;

•	transfer assets between Investment Divisions;

•	request partial withdrawals;

•	change the allocation of future premium payments;

•	reset your password;

•	change your address;

•	download service forms;

•	view and download policy statements;

•	modify an existing Automatic Asset Reallocation arrangement;

•	change your phone number or e-mail address;

•	view and update beneficiary information;

•	update your Investor Profile; and

•	enroll in electronic delivery of select policy materials.

We make the online service at www.newyorklife.com available at our discretion. In addition, availability of online service may temporarily be interrupted at certain times. We do not assume responsibility for any loss while online service at www.newyorklife.com is unavailable. If you are experiencing problems, you can send service requests to us at one of the addresses listed in Question 15 of this Prospectus.

Information System Failures and Cybersecurity Risks

We rely on technology, including digital communications and data storage networks and systems, to conduct our variable product business activities. Because our business, including our variable product business, is highly dependent upon the effective operation of our computer systems (including online service at www.newyorklife.com, and other systems) and those of our service providers and business partners, our business is vulnerable to disruptions from utility outages and susceptible to operational and information security risks resulting from information system failures and cyber-attacks. These risks also apply to other insurance and financial services companies and businesses. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption, and unauthorized use, abuse and/or release of confidential customer information. We have established administrative and technical controls and cybersecurity plans, including a business continuity plan, to identify and protect our operations against system failures and cybersecurity breaches. Despite these controls and plans, systems failures and cyber-attacks affecting New York Life Insurance Company and any of its affiliates and other affiliated or unaffiliated third-party administrators, underlying funds, intermediaries and other service providers and business partners may have a material, negative impact on us and your policy Accumulation Value. For instance, system failures and cyber-attacks may (i) interfere with our processing of policy transactions (including surrenders, withdrawals, loans and transfers) and the processing of orders from www.newyorklife.com, or with the underlying funds or cause other operations issues; (ii) impact our ability to calculate Accumulation Unit Values and your policy’s Accumulation Values; (iii) cause the release, loss and/or possible destruction of confidential customer and/or business information; (iv) subject us and/or our service providers, business partners and intermediaries to regulatory fines, litigation and financial losses and/or cause us reputational damage. System failures and cybersecurity breaches may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your policy to lose value. There can be no assurance that we, or the underlying funds or our service providers and business partners, will be able to avoid these risks at all times or avoid losses affecting your policy due to information systems failures or cyber-attacks.

Third Party and Registered Representative Actions

You may authorize a third party to have access to your policy information and to make transfers among investment divisions and/or the Fixed Account, allocation changes and other permitted transactions by telephone. To do so, you must send VPSC a Telephone Authorization Form in Good Order to one of the addresses noted in Question 15 of this Prospectus. The Customer Service Representative will require certain identifying information (such as Social Security number, address of record, date of birth) before taking any requests or providing any information to ensure that the individual giving instructions is authorized. See “The Policies—Transfers” for information on how to transfer assets between Investment Divisions and/or an Asset Allocation Model.

You may authorize us to accept electronic instructions from a registered representative or a registered service assistant assigned to your policy in order to make premium allocations, transfers among investment options, Automatic Asset Reallocation (AAR) updates, partial withdrawals and changes to your investment objective and/or risk tolerance. (Your AAR may be cancelled if a premium allocation change or fund transfer is submitted on your behalf and the AAR is not also modified at that time to be consistent with your investment option transfer and premium allocation changes). You may also authorize us to accept telephone instructions from a registered representative to make transfers among investment options. To authorize the registered representative(s) or registered service assistants assigned to your policy to make premium allocations, electronic transfers or telephone transfers, you must send a completed Variable Product Electronic and Telephone Trading Authorization Form to VPSC at one of the addresses listed in Question 15 of this Prospectus. You must provide a separate authorization to us in order for your registered representative or the registered service assistant assigned to your policy to be able to make online partial withdrawals on your behalf. Any online partial withdrawal is subject to dollar amount limits that we establish. We may revoke trading authorization privileges for certain policyowners (See “THE POLICIES—Limits on Transfers”). Trading authorization may be elected, changed or canceled at any time. We will confirm all transactions in writing. Not all transactions are available on the Internet.

NYLIAC is not liable for any loss, cost or expense for action on instructions which are believed to be genuine in accordance with the procedures. As these parties act on your behalf, you are responsible for and bear the consequences of their instructions and other actions, including any limits on transfers.

We may choose to accept forms you have completed that your registered representative or your local General Office transmits to us electronically via our internal secured network. We will accept electronically-transmitted service forms only. For information on how to initiate a transfer between Investment Divisions, or request a withdrawal, please refer to “THE POLICIES — Transfers” or “DISTRIBUTIONS UNDER THE POLICY — Partial Withdrawals”. We do not currently accept faxed or e-mailed requests for transactions affecting your investments under the policy, but reserve the right to accept them at our discretion.

Dollar Cost Averaging

The main objective of dollar cost averaging is to achieve an average cost per Accumulation Unit that is lower than the average price per Accumulation Unit during volatile market conditions. Since you transfer the same dollar amount to an Investment Division with each transfer, you purchase more units in an Investment Division if the value per unit is low and fewer units if the value per unit is high. Therefore, you may achieve a lower than average cost per unit if prices fluctuate over the long term. Similarly, for each transfer out of an Investment Division, you sell more units in an Investment Division if the value per unit is low and fewer units if the value per unit is high. Dollar cost averaging does not assure a profit or protect against a loss in declining markets. Because it involves continuous investing regardless of price levels, you should consider your financial ability to continue to make purchases during periods of varying price levels. We do not count transfers under Dollar Cost Averaging as part of your 12 free transfers each Policy Year.

Under this option, which is available at no additional cost, you may specify, prior to the Annuity Commencement Date, a specific dollar amount to be transferred from any Investment Divisions to any combination of Investment Divisions and/or the Fixed Account. You will specify the Investment Divisions to transfer money from, the Investment Divisions and/or Fixed Account to transfer money to, the amounts to be transferred, the date on which transfers will be made, subject to our rules, and the frequency of the transfers (monthly, quarterly, semi-annually or annually). You may not use dollar cost averaging to make transfers into or from an Asset Allocation Model. You may not make transfers from the Fixed Account, but you may make transfers into the Fixed Account. Each transfer from an Investment Division must be at least $100. You must have a minimum Accumulation Value of $2,500 to elect this option. Once all money has been allocated to the Investment Divisions of your choice or the balance remaining in the Investment Division you are transferring from is less than $100, the Dollar Cost Averaging option will cease. A new request must be submitted to reactive this feature. NYLIAC may reduce the minimum transfer amount and minimum Accumulation Value at its discretion.

NYLIAC will make all Dollar Cost Averaging transfers on the day of each calendar month that you specify or on the next Business Day (if the day you have specified is not a Business Day). You may specify any day of the month with the exception of the 29th, 30th or 31st of a month. In order to process transfers under our Dollar Cost Averaging Option, VPSC must have received a completed Dollar Cost Averaging request form at one of the addresses listed in Question 15 of this Prospectus no later than five Business Days prior to the date transfers are to begin. You may also process a Dollar Cost Averaging transfer by any other method we make available. If your Dollar Cost Averaging request form for this option is received less than five Business Days prior to the date you request it to begin, the transfers will begin on the day of the month you specify in the month following the receipt of your request. All completed Dollar Cost Averaging request forms must be sent to VPSC at one of the addresses listed in Question 15 of this prospectus. Faxed and e-mailed requests are not currently accepted, however, we reserve the right to accept them at our discretion.

You may cancel the Dollar Cost Averaging option at any time. To cancel the Dollar Cost Averaging Option, you must send a written cancellation request in Good Order to VPSC at one of the addresses listed in Question 15 of this Prospectus or contact us by phone at the number provided in Question 16 of this Prospectus. NYLIAC may also cancel this option if the Accumulation Value is less than $2,500, or such lower amount as we may determine. You may not elect the Dollar Cost Averaging option if you have selected the Automatic Asset Reallocation option.

We have set forth below an example of how dollar cost averaging works. In the example, we have assumed that you want to transfer $100 from the MainStay VP U.S. Government Money Market Investment Division to the MainStay VP MacKay Common Stock Investment Division each month. Assuming the Accumulation Unit values below, you would purchase the following number of Accumulation Units:

Month	Amount Transferred	Accumulation Unit Value	Accumulation Units Purchased
1	$100	$10.00	10.00
2	$100	$8.00	12.50
3	$100	$12.50	8.00
4	$100	$7.50	13.33

Total	$400	$38.00	43.83

The average unit price is calculated as follows:

Total unit price	=	$38.00	=	$9.50
Number of months		4

The average unit cost is calculated as follows:

Total amount transferred	=	$400.00	=	$9.13
Total units purchased		43.83

In this example, with dollar cost averaging you would have paid an average of $9.13 per unit while the average price per unit during the purchase period was $9.50. Keep in mind that it is also possible for dollar cost averaging to result in a loss. For example, if Accumulation Unit Values had increased rapidly over the four month period used in the example above, you would have achieved a lower average unit cost by making the entire purchase in the first month.

Automatic Asset Reallocation

This option, which is available at no additional cost, allows you to maintain the percentage allocated to each Investment Division at a pre-set level. For example, you might specify that 50% of the Variable Accumulation Value of your policy be allocated to the MainStay VP MacKay Convertible – Service Class Investment Division and 50% of the Variable Accumulation Value be allocated to the MainStay VP MacKay International Equity – Service Class Investment Division. Over time, the fluctuations in each of these Investment Division’s investment results will shift the percentages. If you elect the Automatic Asset Reallocation option, NYLIAC will automatically transfer your Variable Accumulation Value back to the percentages you specify. You may also utilize the Automatic Asset Reallocation Option if your Variable Accumulation Value is allocated to an Asset Allocation Model. You may choose to have reallocations made on your quarterly, semi-annual or annual policy anniversary. To request Automatic Asset Reallocation, you must send a completed Automatic Asset Reallocation request form to VPSC at one of the addresses listed in Question 15 of this Prospectus or use any other method we make available. VPSC must receive the completed Automatic Asset Reallocation request form at least five Business Days before the date transfers are scheduled to begin. If we receive your completed Automatic Asset Reallocation request form for this option less than five Business Days prior to the date you request it to begin, the reallocation will begin on the next rebalancing date based on the rebalancing frequency you selected. Faxed and e-mailed requests are not currently accepted; however, we reserve the right to accept them at our discretion. You may modify an existing Automatic Asset Reallocation option by contacting us by phone at the number provided in Question 16 of this Prospectus. The minimum Accumulation Value required to elect this option is $2,500. We will suspend this feature automatically if the Separate Account Value is less than $2,500 on a reallocation date. Once the Separate Account Value equals or exceeds this amount, Automatic Asset Reallocation will resume automatically as scheduled. There is no minimum amount that you must allocate among the Investment Divisions under this option. Your Automatic Asset Reallocation may be cancelled if a premium allocation change or transfer is submitted on your behalf that is inconsistent with your current Automatic Asset Reallocation arrangements. You may prevent this cancellation if a conforming Automatic Asset Reallocation change is processed within one Business Day of the inconsistent premium allocation change or transfer.

You may cancel the Automatic Asset Reallocation option at any time. To cancel the Automatic Asset Reallocation option, you may send a written cancellation request in Good Order us to VPSC at one of the addresses listed in Question 15 of this Prospectus or contact us by phone or internet as described in Question 16 of this Prospectus. You may not elect the Automatic Asset Reallocation option if you have selected the traditional Dollar Cost Averaging option. However, you have the option of alternating between these two features.

Interest Sweep

This option, which is available at no additional cost, allows the interest earned on monies allocated to the Fixed Account to be transferred from the Fixed Account to one or any combination of Investment Divisions or an Asset Allocation Model. You must specify the Investment Divisions or Asset Allocation Model, the frequency of the transfers (monthly, quarterly, semi-annually or annually), and the day of each calendar month to make the transfers (except the 29th, 30th and 31st of a month). To process an Interest Sweep transfer you must send a completed Interest Sweep request form to VPSC at one of the addresses listed in Question 15 of this Prospectus. VPSC must receive a completed Interest Sweep request form at least five Business Days prior to the date transfers are scheduled to begin. If VPSC does not receive a completed Interest Sweep request form within the five Business Days prior to the date you request it to begin, the transfer will begin on the day of the month you specify in the month following the receipt of your request. Faxed and e-mailed requests are not currently accepted, however, we reserve the right to accept them at our discretion. The minimum Fixed Accumulation Value required to elect this option is $2,500, but this amount may be reduced at our discretion. NYLIAC will make all Interest Sweep transfers on the day of each calendar month you have specified or on the next Business Day (if the day you have specified is not a Business Day). There is no charge imposed for the Interest Sweep option.

You may request the Interest Sweep option in addition to either traditional Dollar Cost Averaging or Automatic Asset Reallocation. With an Asset Allocation Model, the Interest Sweep option may be utilized with Automatic Asset Reallocation. If an Interest Sweep transfer is scheduled for the same day as a transfer related to the traditional Dollar Cost Averaging option or the Automatic Asset Reallocation option. We will process the Interest Sweep transfer first.

You can cancel the Interest Sweep option at any time. To cancel the Interest Sweep Option, you must send a written cancellation request in Good Order to VPSC at one of the addresses listed in Question 15 of this Prospectus or contact us by phone at the number provided in Question 16 of this Prospectus. We may also cancel this option if the Fixed Account Accumulation Value is less than $2,500, or such a lower amount as we may determine.

To establish a new Interest Sweep transfer after the option has been cancelled, you must send an Interest Sweep request form in Good Order to VPSC at one of the addresses listed in Question 15 of this Prospectus. You may also process Interest Sweep transfers by any other method we make available. VPSC must receive an Interest Sweep request form in Good Order at least five Business Days prior to the date transfers are scheduled to begin. If VPSC does not receive a completed Interest Sweep request form at least five Business Days prior to the date you request it to begin, transfers will begin on the day of the month you specify in the month following the receipt of your request. Faxed and e-mailed requests are not currently accepted, however, we reserve the right to accept them at our discretion. The minimum Fixed Account Accumulation Value required to elect this option is $2,500, but this amount may be reduced at our discretion.

Accumulation Period

(a) Crediting of Premium Payments

You can allocate a portion of each premium payment to one or more Investment Divisions, one Asset Allocation Model or the Fixed Account. The minimum amount that you may allocate to any one Investment Division or the Fixed Account is $25 (or such lower amount as we may permit). The minimum that you can allocate to an Asset Allocation Model is $25 per Investment Division. Unless we notify you otherwise, we will allocate all premium payments to the Investment Divisions, an Asset Allocation Model and/or the Fixed Account as requested.

We will credit that portion of each premium payment you allocate to an Investment Division (or to each of the Investment Divisions that make up an Asset Allocation Model) in the form of Accumulation Units at the value next determined after we receive such premium payment. We determine the value of an Accumulation Unit each Business Day. We determine the number of Accumulation Units we credit to a policy by dividing the amount allocated to each Investment Division by the Accumulation Unit value for that Investment Division as of the close of the Business Day we are making this calculation. The value of an Accumulation Unit will vary with the investment experience of the Portfolio in which the Investment Division invests and reflects the deduction of Separate Account charges. The number of Accumulation Units we credit to a policy will not, however, change as a result of any fluctuations in the value of an Accumulation Unit. (See “THE FIXED ACCOUNT” for a description of interest crediting.)

(b) Valuation of Accumulation Units

The value of Accumulation Units in each Investment Division will change daily to reflect the investment experience of the corresponding Portfolio as well as the daily deduction of the Separate Account charges. The Statement of Additional Information contains a detailed description of how we value the Accumulation Units.

Riders

At no additional charge, we include a Living Needs Benefit/Unemployment Rider for all types of policies. These riders provide for an increase in the amount that can be withdrawn from your policy which will not be subject to the imposition of a surrender charge upon the happening of certain qualifying events. We also offer the EBB Rider for an additional charge. The Enhanced Spousal Continuance (“ESC”) Rider is available at no additional charge if the EBB Rider is elected. The riders are only available in those states where they have been approved. See below for descriptions of each rider. Please consult with your registered representative regarding the availability of these riders in your state. Please note that benefits under the riders are payable from NYLIAC’s general account and are subject to the claims paying ability of NYLIAC.

(a) Living Needs Benefit/Unemployment Rider

This rider is available at no additional cost. Rider benefits and requirements to qualify for the rider benefits may not be the same in all jurisdictions. In Connecticut, the rider is named the “Living Needs Benefit Rider” and the Unemployment and disability portions of the rider are not available. In New York, the rider is named “Waiver Of Surrender Charges For Living Needs Qualifying Events” and the Unemployment portion of the rider is not available. In New Jersey, the rider is named the “Living Needs Benefit Rider” and the unemployment portion of the rider is not available.

You may be eligible to receive all or a portion of the Accumulation Value of your policy without paying a surrender charge if you provide satisfactory proof that a Qualifying Event (as defined below) has occurred. In order to receive the benefit associated with this rider, your policy must have been in force for at least one year and have a minimum Accumulation Value of $5,000 and the Qualifying Event must occur on or after the Policy Date. For the Disability portion of the rider, any withdrawal after your 66th birthday will not be eligible for the rider benefit and surrender charges may apply. In addition, none of the benefits of this rider are available for policies where any Owner(s) has attained their 86th birthday on the Policy Date.

The types of Qualifying Events are defined as follows:

Health Care Facility: The Owner is enrolled and living in a Health Care Facility for 60 consecutive days.

Terminal Illness: A determination by a licensed physician that the Owner has a life expectancy of 12 months or less.

Disability: A determination by a licensed physician that the Owner has a disability that prevents them from performing any work for pay or profit for at least 12 consecutive months.

Unemployment: A determination letter from the applicable state’s Department of Labor that the Owner qualifies for and has been receiving state unemployment benefits for 60 consecutive days.

A Health Care Facility is defined as a state licensed/certified nursing home/assisted living facility. In addition, we may also require proof of continued disability as of the date of the withdrawal.

You will be able to receive benefits under this rider the later of the date you meet the above requirements or the date we receive your documentation in Good Order at VPSC at one of the addresses listed in Question 15 of this Prospectus. There is no additional charge for this rider.

(b) Living Needs Benefit Rider

If the Annuitant enters a nursing home, becomes terminally ill or disabled you, the policyowner, may be eligible to receive all or a portion of the Accumulation Value without paying a surrender charge. The policy must have been inforce for at least one year and have a minimum Accumulation Value of $5,000. We must be provided with proof that the Annuitant has spent 60 or more consecutive days in a nursing home, is terminally ill or disabled. Withdrawals will be taxable to the extent of gain and, prior to age 59 1/2, may be subject to a 10% IRS penalty. This rider is in effect in all jurisdictions where approved. To qualify for the disability benefit of this rider, the Annuitant must be classified as disabled by the Social Security Administration. You, the policyowner, are no longer eligible for the disability benefit once the Annuitant begins collecting Social Security retirement benefits. The rider will be effective the later of the date you meet the above requirements or the date we receive your documentation in a form acceptable to us at VPSC. There is no additional charge for this rider.

(c) Unemployment Benefit Rider

For all Non-Qualified, IRA, SEP IRA, Roth IRA and SIMPLE IRA policies, if you become unemployed, you may be eligible to increase the amount that can be withdrawn from your policy to 50% of the policy’s Accumulation Value without paying surrender charges. This rider can only be used once. The policy must have been inforce for at least one year and have a minimum Accumulation Value of $5,000. You also must have been unemployed for at least 60 consecutive days. Withdrawals may be taxable transactions and, prior to age 59 1/2, may be subject to a 10% IRS penalty. This rider is in effect in all states where approved. To apply for this benefit, you must submit a determination letter from the applicable state’s Department of Labor indicating that you qualify for and are receiving unemployment benefits. The rider will be effective the later of the date you meet the above requirements or the date we receive your notification at VPSC. There is no additional charge for this rider.

(d) Enhanced Beneficiary Benefit Rider (optional)

The EBB Rider is available only at the time of application. The EBB Rider is available on Non-Qualified Policies and, where permitted by the IRS, also on Qualified Policies. The EBB Rider can increase the death benefit if you or the Annuitant die before the Annuity Commencement Date. If you purchased this rider, the EBB, in addition to the amount payable under the terms of your policy, may be payable to your Beneficiary(ies) if you (if you are not the Annuitant) or the Annuitant die(s) prior to the Annuity Commencement Date. Therefore, under this Rider, the total death benefit payable will be the greatest of any of the amounts payable as described in the Death Before Annuity Commencement section of the Prospectus, plus the EBB, if any.

While this Rider is in effect, we will deduct a charge from your Accumulation Value on each policy quarter. (See “CHARGES AND DEDUCTIONS—Other Charges—Enhanced Beneficiary Benefit Rider Charge.”)

The payment under the EBB Rider is calculated as a percentage of any gain in the policy as of the date we receive a request in Good Order to pay death benefit proceeds at VPSC. The applicable percentage varies based upon the issue age of you or the Annuitant, whoever is older. As of the date of this Prospectus, the applicable percentages are as follows: 50% where the oldest owner or Annuitant is 70 or younger, and 25% where the oldest owner or Annuitant is 71 to 75 inclusive. We may change the applicable percentages under the EBB Rider from time to time, within the following ranges:

Age of Oldest Owner or Annuitant at Issue	Range of Applicable Percentages
70 or younger	Not less than 40% nor greater than 60%
71 to 75 inclusive	Not less than 20% nor greater than 40%

When you purchased the EBB Rider, the applicable percentage appeared on your Policy Data Page. The applicable percentage for the policy will not change once the policy is issued. Please check with your registered representative for further details.

The Gain equals the policy’s Accumulation Value minus the Adjusted Premium Payments. Adjusted Premium Payments are the total of all premium payments less Proportional Withdrawals. Proportional Withdrawals are the amount(s)

withdrawn from the policy divided by the policy’s Accumulation Value immediately preceding the withdrawal, multiplied by the total of all Adjusted Premium Payments immediately preceding the withdrawal.

If more than one Beneficiary is named, each Beneficiary will be paid a pro rata portion of the EBB. The EBB will be calculated for a Beneficiary on each date that we receive all necessary requirements to pay such Beneficiary at VPSC. Due to market fluctuations, the EBB may increase or decrease and Beneficiaries may therefore be paid different amounts.

The maximum amount payable under the EBB Rider, regardless of the Gain, is equal to a percentage of Adjusted Premium Payments. As of the date of this Prospectus, the applicable percentages are as follows: 100% where the oldest owner or Annuitant is 70 or younger, and 75% where the oldest owner or Annuitant is 71 to 75 inclusive. We may change the applicable percentages under the EBB Rider from time to time, but the maximum amount payable will not exceed 200% of Adjusted Premium Payments. If you purchased this rider, the applicable percentage appeared on your Policy Data Page. Please check with your registered representative for further details.

There will be no payment under the EBB Rider if on the date we calculate the EBB: 1) there is no Gain, 2) the policy’s Accumulation Value is less than your premium payments made and not previously withdrawn, or 3) the Rider has ended or terminated. The EBB Rider will end on the earliest of the following: 1) on the Annuity Commencement Date, 2) if you surrender the policy, 3) if your spouse, as the sole primary Beneficiary, elects to continue the policy upon your death, (see THE POLICIES—Riders—Enhanced Spousal Continuance Rider) 4) if the Annuitant was your spouse and you, as the sole primary Beneficiary, elect to continue the policy upon your spouse’s death, 5) if you transfer ownership of the policy or 6) if the Annuitant was your spouse and you, as the sole primary Beneficiary, elect to continue the policy upon your spouse’s death. As discussed below in THE POLICIES—Riders— Enhanced Spousal Continuance Rider, if upon your death prior to the Annuity Commencement Date your spouse elects to continue the policy as the new owner (and Annuitant, if you are the Annuitant), the Accumulation Value will be adjusted (as of the date we receive due proof of death and all other requirements at VPSC) to equal the greatest of any of the amounts payable as described in the Death Before Annuity Commencement section of the Prospectus, plus, if applicable, any EBB provided by the EBB Rider. This rider cannot be cancelled without surrendering your policy. You will forfeit any benefits under the EBB Rider if you elect to receive Income Payments, or surrender or transfer your policy. If you expect to do any of these, the EBB Rider may not be appropriate for you.

Below is an example of how the benefit of this rider may be realized and how withdrawals impact the benefit under this Rider. In this example, we assume the following:

1.  The rider is elected at the time of application;

2.  You purchase this policy with a $200,000 initial premium payment (no additional premium payments are made);

3.  A withdrawal of $20,000 is made in the fourth Policy Year;

4.  Immediately preceding the withdrawal, the Accumulation Value has increased to $250,000, and the total Adjusted Premium Payments equaled $200,000 (since there have been no previous withdrawals);

5.  You (or the Annuitant, if you are not the Annuitant) die in the fifth Policy Year and the Accumulation Value of the policy has increased once again to $250,000 as of the date we receive the necessary requirements to pay the death benefit; and

6.  The Enhanced Beneficiary Benefit Rider percentage equals 50%.

First, the Proportional Withdrawal amount is calculated (withdrawal amount divided by the Accumulation Value immediately preceding the withdrawal, multiplied by the Adjusted Premium Payments immediately preceding the withdrawal):

Proportional Withdrawal = ($20,000/$250,000) X $200,000 = $16,000

Second, the amount of current Adjusted Premium Payments (after the withdrawal) is calculated (total of all premium payments minus Proportional Withdrawals):

Adjusted Premium Payments = $200,000 – $16,000 = $184,000

  Third, the Gain is calculated (Accumulation Value – Adjusted Premium Payments):

Gain = $250,000 – $184,000 = $66,000

Finally, the Enhanced Beneficiary Benefit amount is calculated (Gain multiplied by the applicable EBB rider percentage):

Enhanced Beneficiary Benefit = $66,000 X 50% = $33,000

In this example, the Enhanced Beneficiary Benefit is equal to $33,000. This amount would be payable in addition to the guaranteed death benefit amount under the policy.

(e) Enhanced Spousal Continuance Rider (optional)

If you purchased the EBB Rider at the time of application (see above), your policy will, subject to state availability, also include the ESC Rider at no charge. The ESC Rider is not included on policies sold in connection with TSAs or Section 457 deferred compensation plans.

Under the ESC Rider, if your spouse is the sole primary Beneficiary, upon your death prior to the Annuity Commencement Date, your spouse may elect to continue the policy as the new owner (and Annuitant, if you are also the Annuitant). If the election is made, the Accumulation Value will be adjusted (as of the date we receive due proof of death and all necessary requirements at VPSC) to equal the greatest of any of the amounts payable as described in the Death Before Annuity Commencement section of the Prospectus, plus, if applicable, any EBB provided by the EBB Rider. Unless we notify you otherwise, any additional Accumulation Value calculated under the ESC Rider will be allocated to the policy according to the premium allocation instructions on record.

The ESC Rider ends upon the earliest of the following: 1) if you surrender the policy, 2) if Income Payments begin, 3) once the ESC Rider has been exercised, or 4) if you transfer ownership of the policy to someone other than your spouse. This rider cannot be cancelled without surrendering your policy.

Upon exercising the ESC Rider and continuing the policy, the EBB Rider and the quarterly charges for the EBB Rider will cease. All other policy provisions will continue as if your spouse had purchased the policy on the original Policy Date.

Policyowner Inquiries

Your inquiries and written requests for service must be addressed to NYLIAC as indicated in the response to Questions 15, 16 and 17 of this Prospectus. Faxed and e-mailed requests are not currently accepted; however, we reserve the right to accept them at our discretion. All phone calls for service requests are recorded. We will confirm all transactions in writing. If you feel that a transaction has been processed incorrectly, it is your responsibility to contact us in writing and provide us with all relevant details. You must provide us with the nature of the error, the date of the error and any other relevant details. You should review your reports and statements carefully and promptly report any errors and discrepancies to us, preferably, within fifteen (15) days of the date of the confirmation with the transaction in question.

Records and Reports

NYLIAC will mail to you at your last known address of record, at least semi-annually after the first Policy Year, reports containing information required under the federal securities laws or by any other applicable law or regulation. Generally, NYLIAC will immediately mail to you confirmation of any transactions involving the Separate Account. When we receive premium payments on your behalf involving the Separate Account initiated through pre-authorized monthly deductions from banks, payments forwarded by your employer (“list billing”), or through other payments made by pre-authorized deductions to which we agree, a summary of these policy transactions will only appear on your quarterly statement and you will not receive a confirmation statement after each such transaction. If you feel a transaction has been processed incorrectly, it is your responsibility to contact us in writing and provide us with all relevant details. You must provide us with the nature of the error, the date of the error and any other relevant details. It is important that you review your confirmation and quarterly statements carefully and promptly report any errors and discrepancies to us, preferably, within fifteen (15) days of the date of the statement in question. It is important that you inform NYLIAC of an address change so that you can receive these policy statements (see Question 16 of this Prospectus). In the event your statement is returned from the US Postal Service as undeliverable, we reserve the right to suspend mailing future correspondence and also suspend current transaction processing until an accurate address is obtained. In addition, no new service requests can be processed until a valid current address is provided.

CHARGES AND DEDUCTIONS

Surrender Charges

Since no deduction for a sales charge is made from premium payments, we impose a surrender charge on certain partial withdrawals and surrenders of the policies. The surrender charge covers certain expenses relating to the sale of the policies, including commissions to registered representatives and other promotional expenses. We measure the surrender charge as a percentage of the amount withdrawn or surrendered. The surrender charge may apply if you elect to receive Income Payments during the first Policy Year.

If you surrender your policy, we deduct the surrender charge from the amount paid to you. However, you can withdraw any investment gains under your policy without a surrender charge (see “CHARGES AND DEDUCTIONS—Exceptions to Surrender Charges”, below). In the case of a partial withdrawal, you can direct NYLIAC to take surrender charges either from the remaining value of the Allocation Options from which the partial withdrawals are made, or from the amount paid to you. If the remaining value in an Allocation Option is less than the necessary surrender charge, we will not process the withdrawal.

The surrender charge is 7% of the amounts withdrawn or surrendered during the first three Policy Years. The percentage of the charge declines 1% for each additional Policy Year, until the ninth Policy Year, after which no surrender charge is made, as shown in the following chart:

Amount of Surrender Charge

Policy Year	Charge
1	7%
2	7%
3	7%
4	6%
5	5%
6	4%
7	3%
8	2%
9	1%
10+	0

The duration of the surrender charge schedule is based solely on the Policy Date. Additional premium payments do not begin their own surrender charge schedules.

Exceptions to Surrender Charges

We will not assess a surrender charge:

(a)

on amounts you withdraw in any one Policy Year that are less than or equal to the greater of: (i) 10% of the Accumulation Value at the time of surrender or withdrawal, less any prior Surrender Charge free withdrawals during the Policy Year; (ii) 10% of the Accumulation Value as of the prior Policy Anniversary (10% of the premium payment if the withdrawal is made in the first Policy Year), less any prior Surrender Charge free withdrawals during the Policy Year; or (iii) the Accumulation Value less accumulated premium payments.

(b)	if NYLIAC cancels the policy;

(c)	when we pay proceeds upon the death of the policyowner or the Annuitant;

(d)	when you select an Income Payment option involving lifetime income in any Policy Year after the first Policy Anniversary;

(e)	when a required minimum distribution calculated based on the value of this policy is made under a Qualified Policy (this amount will, however, count against the first exception);

(f)	on withdrawals at age 59 1/2 or older if the policy is tax-qualified and if the money withdrawn from the policy was transferred or rolled over from a NYLIAC fixed deferred annuity policy;

(g)	on withdrawals you make under the Living Needs Benefit Rider, Unemployment Benefit Rider or Living Needs Benefit/Unemployment Rider, if applicable;

(h)	when the aggregate surrender charges under a policy exceed 9.0% of the total premium payments; and

(i)	on monthly or quarterly periodic partial withdrawals made pursuant to Section 72(t)(2)(A)(iv) of the Code.

Other Charges

(a) Mortality and Expense Risk Charges

Prior to the Annuity Commencement Date, NYLIAC imposes risk charges to compensate it for bearing certain mortality and expense risks under the policies. This charge is equal, on an annual basis, to 1.20% (annualized) of the daily average Variable Accumulation Value and is deducted daily. We guarantee that these charges will not increase. If these charges are insufficient to cover actual costs and assumed risks, the loss will fall on NYLIAC. We expect to profit from this charge. We may use these funds for any corporate purpose, including expenses relating to the sale of the policies, to the extent that surrender charges do not adequately cover sales expenses.

The mortality risk assumed is the risk that Annuitants as a group will live for a longer time than our actuarial tables predict. As a result, we would be paying more Income Payments than we planned. We also assume a risk that the mortality assumptions reflected in our guaranteed annuity payment tables, shown in each policy, will differ from actual mortality experience. Lastly, we assume a mortality risk that, at the time of death, the guaranteed minimum death benefit will exceed the policy’s Accumulation Value. The expense risk assumed is the risk that the cost of issuing and administering the policies will exceed the amount we charge for these services.

(b) Administration Fee

Prior to the Annuity Commencement Date, we impose an administration fee intended to cover the cost of providing policy administration services. This charge is equal, on an annual basis, to 0.20% for policies investing in Separate Account III and, 0.10% for policies investing in Separate Accounts-I and II of the daily average Variable Accumulation Value.

(c) Policy Service Charge

For policies investing in Separate Account III, we deduct a $30 annual policy service charge each Policy Year on the Policy Anniversary and upon surrender of the policy. However, the policy service charge is waived for policies with $20,000 or more in Accumulation Value. For policies investing in Separate Accounts-I and II, this charge will be lesser of $30 or 2% of the Accumulation Value at the end of the Policy Year or on the date of surrender. However, the policy service charge is waived for policies with $10,000 or more in Accumulation Value.

We deduct the annual policy service charge from each Allocation Option in proportion to its percentage of the Accumulation Value on the Policy Anniversary or date of surrender. This charge is designed to cover the costs for providing services under the policy such as collecting, processing and confirming premium payments and establishing and maintaining the available methods of payment.

(d) Fund Charges

The value of the assets in the Separate Account will indirectly reflect the Funds’ total fees and expenses. The Funds’ total fees and expenses are not part of the policy. They may vary in amount from year to year. These fees and expenses are described in detail in the relevant Fund’s prospectus and/or Statement of Additional Information.

Certain Eligible Portfolios may also impose liquidity or redemption fees on withdrawals (including transfers) pursuant to SEC rules, including Rules 2a-7 or 22c-2 under the Investment Company Act of 1940. In such cases, we would administer the Fund fees and deduct them from your Accumulation Value or transaction proceeds.

(e) Transfer Fees

Currently, we do not charge for transfers under the policy. However, we reserve the right to charge up to $30 for each transfer after the first 12 in a given Policy Year, subject to any applicable state insurance law requirements. The charge is to compensate us for the expense of processing the transfer. The transfer charge, if applicable, will be assessed at the time that the transfer is processed. Each time you request a transfer, we will assess the transfer charge, if applicable. Separate requests submitted on the same day will each be treated as separate transfers. Transfers made under Dollar Cost Averaging, Interest Sweep and Automatic Asset Reallocation do not count toward this transfer limit.

(f) Enhanced Beneficiary Benefit Rider Charge

If you purchase the EBB Rider (in jurisdictions where available), we will deduct a charge each policy quarter that the Rider is in effect based on the Accumulation Value. We will deduct this charge beginning with the first policy quarter after the Policy Date. This charge will be deducted quarterly from each Allocation Option in proportion to its percentage of the Accumulation Value.

The maximum annual charge is 1.00% of the policy’s Accumulation Value, applied on a quarterly basis. We may set a lower charge at our sole discretion. The current charge for the EBB Rider is 0.30% of the policy’s Accumulation Value, applied on a quarterly basis (0.075% per quarter). You should check with your registered representative to determine the percentage we are currently charging before you purchase this rider.

Group and Sponsored Arrangements

For certain group or sponsored arrangements, we may reduce the surrender charge and the policy service charge or change the minimum initial and additional premium payment requirements. Group arrangements include those in which a trustee or an employer, for example, purchases policies covering a group of individuals on a group basis. Sponsored arrangements include those in which an employer allows us to sell policies to its employees or retirees on an individual basis.

Our costs for sales, administration, and mortality generally vary with the size and stability of the group among other factors. We take all these factors into account when reducing charges. To qualify for reduced charges, a group or sponsored arrangement must meet certain requirements, including our requirements for size and number of years in existence. Group or sponsored arrangements that have been set up solely to buy policies or that have been in existence less than six months will not qualify for reduced charges.

We will make any reductions according to our rules in effect when an application or enrollment form for a policy is approved. We may change these rules from time to time. Any variation in the surrender charge or policy service charge will reflect differences in costs or services and will not be unfairly discriminatory.

Taxes

NYLIAC may, where premium taxes are imposed by state law, deduct such taxes from your policy either: (i) when a surrender or cancellation occurs, or (ii) at the Annuity Commencement Date. Applicable premium tax rates depend upon such factors as your current state of residency, and the insurance laws and NYLIAC’s status in states where premium taxes are incurred. Current premium tax rates range from 0% to 3.5%. Applicable premium tax rates are subject to change by legislation, administrative interpretations or judicial acts.

We may in the future seek to amend the policies to deduct premium taxes when a premium payment is received.

Under present laws, NYLIAC will also incur state and local taxes (in addition to the premium taxes described above) in several states. NYLIAC may assess charges for such taxes.

NYLIAC does not expect to incur any federal income tax liability attributable to investment income or capital gains retained as part of the Separate Account reserves under the policies. (See “FEDERAL TAX MATTERS.”) Based upon these expectations, no charge is being made currently for corporate federal income taxes which may be attributable to the Separate Account. Such a charge may be made in future years for any federal income taxes NYLIAC incurs.

DISTRIBUTIONS UNDER THE POLICY

Surrenders and Withdrawals

You can make partial withdrawals, periodic partial withdrawals, hardship withdrawals or surrender the policy to receive part or all of the Accumulation Value at any time before the Annuity Commencement Date and while the Annuitant is living. To request a surrender or withdrawal, you can send a written request in Good Order to VPSC at one of the addresses listed on Question 15 of this Prospectus, or utilize any other method we make available. Faxed and e-mailed requests are not currently accepted, however, we reserve the right to accept them at our discretion. If the request is in Good Order, the amount available for withdrawal is the Accumulation Value at the end of the Business Day that VPSC receives the written request, less any outstanding loan balance, surrender charges, taxes that we may deduct, and the annual policy service charge, if applicable. If you have not provided us with a written election not to withhold federal income taxes at the time you make a withdrawal or surrender request, NYLIAC must by law withhold such taxes from the taxable portion of any surrender or withdrawal. We will remit that amount to the federal government. In addition, some states have enacted legislation requiring withholding. You can also request a partial withdrawal online at www.newyorklife.com. Currently, online withdrawals cannot exceed $10,000. NYLIAC will pay all surrenders or withdrawals within seven days of receipt of all required information in Good Order (including documents necessary to comply with federal and state tax law), subject to postponement in certain circumstances. (See “DISTRIBUTIONS UNDER THE POLICY—Delay of Payments.”)

Since you assume the investment risk with respect to amounts allocated to the Separate Account and because certain surrenders or withdrawals are subject to a surrender charge and premium tax deduction, the total amount paid upon surrender of the policy (taking into account any prior withdrawals) may be more or less than the total premium payments made.

Surrenders and withdrawals may be taxable transactions, and the Code provides that a 10% penalty tax may be imposed on certain early surrenders or withdrawals (the penalty tax is increased to 25% in the case of a distribution from a SIMPLE IRA within the first two years of your participation in the SIMPLE IRA Plan.) (See “FEDERAL TAX MATTERS—Taxation of Annuities in General.”) In addition, taxable surrenders and withdrawals may be subject to an additional 3.8 percent tax on net investment income. (See “FEDERAL TAX MATTERS—3.8 Percent Tax on Certain Investment Income.”)

(a) Surrenders

We may deduct a surrender charge and any state premium tax, if applicable, any outstanding loan balance, and the annual policy service charge, if applicable, from the amount paid. We will pay the proceeds in a lump sum to you unless you elect a different Income Payment method. If your address or bank account information has been on file with us for less than 15 days, we may require additional verification of your identity, in Good Order, before we will process a request to send surrender proceeds electronically to that bank account or through the mail to that address. For requests to surrender amounts greater than $50,000, we may require a notarized confirmation of the owner(s) signature . (See “DISTRIBUTIONS UNDER THE POLICY—Income Payments.”) Surrenders may be taxable transactions and the 10% penalty tax provisions may be applicable. (See “FEDERAL TAX MATTERS—Taxation of Annuities in General.”)

(b) Partial Withdrawals

The minimum amount that can be withdrawn is $500, unless we agree otherwise. We will withdraw the amount from the Allocation Options in accordance with your request. If you do not specify how to allocate a partial withdrawal among the Allocation Options, we will allocate the partial withdrawal on a pro-rata basis. Your requested partial withdrawal will be effective on the date we receive your request in Good Order at the VPSC or online at www.newyorklife.com. However, if that day is not a Business Day or if your request is received after the close of the NYSE, then the requested partial withdrawal will be effective on the next Business Day. Generally, we will pay the partial withdrawal within seven days of that date. Partial withdrawals may be taxable transactions and the 10% penalty tax provisions may be applicable. (See “FEDERAL TAX MATTERS—Taxation of Annuities in General.”)

If the requested partial withdrawal is equal to the value in any of the Allocation Options from which the partial withdrawal is being made, we will pay the entire value of that Allocation Option, less any surrender charge that may apply to you. For policies investing in Separate Account-III, if honoring a partial withdrawal request would result in an Accumulation Value of less than $2,000, we reserve the right to terminate your policy and pay you the Accumulation Value in a single sum, subject to any applicable state insurance law or regulation. We will notify you of our intention to exercise this right and give you 90 days to make a premium payment. If we terminate your policy, we will pay you the Accumulation Value of your policy in one lump sum.

Also note that partial withdrawal requests for amounts greater than $50,000 must be received in Good Order and we may require a notarized confirmation of the Owner(s) signature. If your address or bank account information has been on file with us for less than 30 days, we will either require the request in writing or require additional verification of your identity, in a means acceptable to us, before we will process a request to send partial withdrawal proceeds electronically to that bank account or through the mail to that address. In addition, partial withdrawal requests made from policies that are less than 90 days old or that had an ownership change within 30 days of such partial withdrawal request must be made in writing and sent to VPSC at one of the addresses noted in Question 15 of this Prospectus. Faxed and e-mailed requests are not currently accepted, however, we reserve the right to accept them at our discretion.

(c) Periodic Partial Withdrawals

You may elect to receive regularly scheduled withdrawals from the policy. These periodic partial withdrawals may be paid on a monthly, quarterly, semi-annual, or annual basis. You will elect the frequency of the withdrawals, and the day of the month for the withdrawals to be made (may not be the 29th, 30th, or 31st of a month). To process Periodic Partial Withdrawals you must send a written request in Good Order to VPSC at one of the addresses listed in Question 15 of this Prospectus. NYLIAC must receive a request in writing no later than five Business Days prior to the date the withdrawals are to begin. If your request for this option is received less than five Business Days prior to the date you request it to begin, the withdrawals will begin on the day of the month you specify in the month following the receipt of your request. Faxed and e-mailed requests are not currently accepted, however, we reserve the right to accept them at our discretion. We will make all withdrawals on the day of each calendar month you specify, or on the next Business Day (if the day you have specified is not a Business Day). You must specify which Allocation Options from which the periodic withdrawals will be made. The minimum amount under this feature is $100, or such lower amount as we may permit. Periodic partial withdrawals may be taxable transactions and the 10% penalty tax provisions may be applicable. (See “FEDERAL TAX MATTERS—Taxation of Annuities in General.”) If you do not specify otherwise, we will withdraw money on a pro rata basis from each Investment Division and/or the Fixed Account.

You can elect to receive “Interest Only” periodic partial withdrawals for the interest earned on monies allocated to the Fixed Account. If this option is chosen, the $100 minimum for periodic partial withdrawals will be waived. However, you must have at least $5,000 in the Fixed Account at the time of each periodic partial withdrawal, unless we agree otherwise.

(d) Hardship Withdrawals

Under certain Qualified Policies, the Plan Administrator (as defined in Code Section 414(g)) may allow, in its sole discretion, certain withdrawals it determines to be “Hardship Withdrawals.” The surrender charge and 10% penalty tax, if applicable, and provisions applicable to partial withdrawals apply to Hardship Withdrawals.

Required Minimum Distribution Option

For IRAs, SIMPLE IRAs and SEP IRAs, the policyowner is generally not required to elect the required minimum distribution option until April 1st of the year following the calendar year he or she attains age 70 1/2. For TSAs, the policyowner is generally not required to elect the required minimum distribution option until April 1st of the year following the calendar year he or she attains age 70 1/2 or until April 1st of the year following the calendar year he or she retires, whichever occurs later. For Inherited IRAs, the policyowner is required to take the first required minimum distribution on or before December 31 of the calendar year following the year of the original owner’s death.

Our Right to Cancel

If we do not receive any premium payments for a period of two years, and both the Accumulation Value of your policy and your total premium payments less any withdrawals, outstanding loans and surrender charges are less than $2,000, we reserve the right to terminate your policy subject to any applicable state insurance law or regulation. We will notify you of our intention to exercise this right and, provided that you are not older than the maximum age for making a premium payment as stated on the Policy Data Page, give you 90 days to make a premium payment. If we terminate your policy, we will pay you the Accumulation Value of your policy in one lump sum.

Annuity Commencement Date

The Annuity Commencement Date is the date specified on the Policy Data Page. The Annuity Commencement Date is the day that Income Payments are scheduled to commence (sometimes referred to as annuitization of the policy) under the policy unless the policy has been surrendered or an amount has been paid as proceeds to the designated Beneficiary prior to that date. If we agree, you may change the Annuity Commencement Date to an earlier date. The earliest possible Annuity Commencement Date is the first Policy Anniversary. However, Income Payments generally must begin by the later of age 85 or ten years after the date your policy is issued. If we agree, you may defer the Annuity Commencement Date to a later date provided that we receive notice in a form acceptable to us (or as required under state law) of the request at least one month before the last selected Annuity Commencement Date. To request to change or defer the Annuity Commencement Date to a later date, subject to the constraints noted above, you must provide notice in a form acceptable to us (or as required under state law) in Good Order to VPSC at one of the addresses listed in Question 15 of this Prospectus. The Annuity Commencement Date and Income Payment method for Qualified Policies may also be controlled by endorsements, the plan, or applicable law.

Death Before Annuity Commencement

Unless amended by any rider attached to the policy, if the Owner or the Annuitant dies prior to the Annuity Commencement Date, we will pay an amount as proceeds to the designated Beneficiary, as of the date VPSC receives proof of death and all other required information in Good Order at one of the addresses listed in Question 15 of this Prospectus. Generally, NYLIAC will not issue a policy to joint owners. However, if NYLIAC makes an exception and issues a jointly owned policy, ownership rights and privileges under the policy must be exercised jointly and benefits under the policy will be paid upon the death of any joint owner. (See “FEDERAL TAX MATTERS—Taxation of Annuities in General.”) For policies owned by a grantor trust, all of whose grantors are individuals, benefits will be paid upon the death of any grantor. That amount will be the greatest of:

(a)	the Accumulation Value, less any outstanding loan balance;

(b)	the sum of all premium payments made less any outstanding loan balance, partial withdrawals and surrender charges on those withdrawals less any rider charges; or

(c)

the “reset value” plus any additional premium payments made since the most recent “Reset Anniversary,” less any outstanding loan balance, partial withdrawals made since the most recent Reset Anniversary and any surrender charges applicable to such partial withdrawals less any rider charges. This feature is only available for policies investing in Separate Account-III.

In states where approved, we recalculate the reset value, with respect to any policy, every three years from the date of the initial premium payment (“Reset Anniversary”) until you or the Annuitant reaches age 85. For policies owned by a grantor trust, the Reset Value will be recalculated until any grantor reaches age 85. We calculate the reset value on the Reset Anniversary based on a comparison between (a) the current Reset Anniversary’s Accumulation Value, and (b) the prior Reset Anniversary’s value, plus any premiums since the prior Reset Anniversary date, less any partial withdrawals and surrender charges on those partial withdrawals and any rider charges since the last Reset Anniversary date. The greater of the compared values will be the new reset value. Please consult with your registered representative regarding the reset value that is available under your particular policy.

We have set forth below an example of how the death benefit is calculated. In this example, we have assumed the following:

(1)	you purchase a policy with a $200,000 premium payment;

(2)	the Accumulation Value is $250,000 in the second Policy Year;

(3)	$20,000 withdrawal is made prior to the policy’s third Policy Anniversary;

(4)	the Accumulation Value is $220,000 on the third Policy Anniversary (Reset Anniversary); and

(5)	you die in the fourth Policy Year and the Accumulation Value of the policy has decreased to $175,000.

The death benefit is the greater of:

(a)	Accumulation Value = $175,000

(b)	Premium payments less

any partial withdrawals; or = $180,000 ($200,000 – $20,000)

(c)	Reset value (Accumulation

Value on third Policy Anniversary) = $220,000

The formula guarantees that the amount we pay will at least equal the sum of all premium payments (less any outstanding loan balance, partial withdrawals and surrender charges on such partial withdrawals), independent of the investment experience of the Separate Account. The Beneficiary may receive the amount payable in a lump sum or under any Life Income Payment option which is then available. If more than one Beneficiary is named, each Beneficiary will be paid a pro rata portion from each Allocation Option in which the policy is invested as of the date we receive proof of death and all requirements necessary to make the payment to that Beneficiary. We will keep the remaining balance in the policy to pay the other Beneficiaries. Due to market fluctuations the remaining Accumulation Value may increase or decrease and we may pay subsequent Beneficiaries a different amount. Beneficiary(ies) may not make transfers between Investment Divisions of the Separate Account, the Fixed Account or any other investment option that we may offer at any time.

We will make payments in a lump sum to the Beneficiary unless you have elected or the Beneficiary elects otherwise in a signed written notice in Good Order. If such an election is properly made, we will apply all or part of these proceeds:

(i)	under a Life Income Payment Option to provide an immediate annuity for the Beneficiary who will be the policyowner and Annuitant; or

(ii)	under another Income Payment Option we may offer at the time.

Payments under the annuity or under any other method of payment we make available must be for the life of the Beneficiary, or for a number of years that is not more than the life expectancy of the Beneficiary at the time of the policyowner’s death (as determined for federal tax purposes), and must begin within one year after the Owner’s death. (See “DISTRIBUTIONS UNDER THE POLICY—Income Payments.”)

If your spouse (as defined under Federal law) is the sole primary Beneficiary, we can pay the proceeds to the surviving spouse if you die before the Annuity Commencement Date or the policy can continue with the surviving spouse as (a) the new policyowner, and, (b) the Annuitant, if you were the Annuitant.

We will make any distribution or application of policy proceeds within 7 days after VPSC receives all documents (including documents necessary to comply with federal and state tax law) in connection with the event or election that causes the distribution to take place at one of the addresses listed in Question 15 of this Prospectus, subject to postponement in certain circumstances. (See “DISTRIBUTIONS UNDER THE POLICY—Delay of Payments.)

Income Payments

(a) Election of Income Payment Options

We will make Income Payments under the Life Income – Guaranteed Period Payment Option. (See “ANNUITY PAYMENTS” in the Statement of Additional Information.) However, on or before the Annuity Commencement Date, you can elect to receive Income Payments under such other option we may offer at that time where permitted by state laws. We will require that a lump sum payment be made if the Accumulation Value is an amount that would provide Income Payments of less than $20 a month on the Annuity Commencement Date. Under the Life Income – Guaranteed Period Payment Option, we will make payments in the same specified amount over the life of the Annuitant(s) with a guarantee that payments will be made for at least 10 years. If the Annuitant dies before all guaranteed payments have been made, the rest will be made to the Beneficiary. NYLIAC does not currently offer variable Income Payment options.

If the Life Income – Guaranteed Period Payment Option is not chosen, you may request another method of payment, if we agree to it, at any time before the Annuity Commencement Date. To change the Income Payment option or to request another method of payment prior to the Annuity Commencement Date, you must send a written request in Good Order to VPSC at one of the addresses listed in Question 15 of this Prospectus. However, once payments begin, you may not change the option. Under the Life Income Payment option, we may require proof of birth date before Income Payments begin. For Income Payment options involving life income, the actual age of the Annuitant(s) will affect the amount of each payment. Since payments based on older Annuitants are expected to be fewer in number, the amount of each annuity payment should be greater.

Effective for amounts received in taxable years beginning after December 31, 2010, a policyholder may elect to apply a portion of the Accumulation Value toward one of the Income Payment options we may offer, while the remainder of the policy continues to accumulate income on a tax-deferred basis. This is called a partial annuitization. A partial annuitization will reduce the benefits provided under this policy. The Accumulation Value will be reduced by the amount placed under one of the Income Payment options we may offer. Under a partial annuitization, the policy’s Accumulation Value, any riders under the policy and any charges assessed will be treated the same as they would under any other withdrawal from the policy’s Accumulation Value, except that surrender charges will not be assessed. (See “FEDERAL TAX MATTERS.”)

Under Income Payment options involving life income, the Payee may not receive Income Payments equal to the total premium payments made under the policy if the Annuitant dies before the actuarially predicted date of death. We base Income Payment options involving life income on annuity tables that vary on the basis of gender, unless the policy was issued under an employer sponsored plan or in a state which requires unisex rates.

Once Income Payments begin, you may not surrender your policy or make any partial withdrawals.

Taxable Income Payments may be subject to an additional 3.8 percent tax on net investment income. (See “FEDERAL TAX MATTERS—3.8 Percent Tax on Certain Investment Income.”)

(b) Proof of Survivorship

We may require satisfactory proof of survival from time to time, before we pay any Income Payments or other benefits. We will request the proof at least 30 days prior to the next scheduled payment date.

Delay of Payments

We will pay any amounts due from the Separate Account under the policy within seven (7) days of the date VPSC receives all documents (including documents necessary to comply with federal and state tax law) in connection with a payment request at one of the addresses listed in Question 15 of this Prospectus.

Situations where payment may be delayed:

1.	We may delay payment of any amounts due from the Separate Account under the policy and transfers among Investment Divisions during any period that:

(a)

The New York Stock Exchange (“NYSE”) is closed, for other than usual weekends or holidays; trading is restricted by the Securities and Exchange Commission (SEC); or the SEC declares that an emergency exists;

(b)	The SEC, by order, permits us to delay payment in order to protect our policyowners; or

(c)	The check used to pay the premium has not cleared through the banking system. This may take up to fifteen (15) days.

2.

We may delay payment of any amounts due from the Fixed Account. When permitted by law, we may defer payment of any partial withdrawal or full surrender request for up to six months from the date of surrender from the Fixed Account. We will pay interest of at least 3.50% per year on any partial withdrawal or full surrender request deferred for 30 days or more.

3.

Federal laws made to combat terrorism and prevent money laundering by criminals might, in certain circumstances, require us to reject a premium payment and/or “freeze” a policy. If these laws apply in a particular policy(ies), we would not be allowed to pay any request for transfers, partial withdrawals, surrenders or death benefits. If a policy or an account is frozen, the Accumulation Value would be moved to a special segregated interest-bearing account and held in that account until we receive instructions from the appropriate federal regulator.

Designation of Beneficiary

You may select one or more Beneficiaries and name them in the application. Thereafter, before the Annuity Commencement Date and while the Annuitant is living, you may change the Beneficiary by written notice in Good Order sent to one of the addresses listed in Question 15 of this Prospectus, at www.newyorklife.com, or you can utilize any other method we make available. If before the Annuity Commencement Date, the Annuitant dies before you and no Beneficiary for the proceeds or for a stated share of the proceeds survives, the right to the proceeds or shares of the proceeds passes to you. If you are the Annuitant, the proceeds pass to your Beneficiary.

If no Beneficiary for any amount payable, or for a stated share, survives you, the right to this amount or this share will pass to your estate. Payment of the proceeds will be made in a single sum to your estate. If any Beneficiary dies at the same time as you, or within fifteen (15) days after your death, but before we receive proof of death and all claim information in Good Order, we will pay any amount payable as though the Beneficiary died first.

Every state has unclaimed property laws, which generally declare an annuity policy to be abandoned after a period of inactivity of three to five years from the policy’s maturity date or the date the death benefit is due and payable. If, after a thorough search, we are unable to locate you after your policy’s Annuity Commencement Date, or if we are unable to locate your Beneficiary if you die before the Annuity Commencement Date, or you or the Beneficiary do not come forward to claim the policy proceeds or death benefit in a timely manner, the proceeds or death benefit may be paid to the abandoned property division or unclaimed property office of the state in which the beneficiary or the annuitant last resided, as shown on our books and records, or to Delaware (our state of domicile). This escheatment is revocable, however, and the state is obligated to pay back the escheated amount if you or your beneficiary steps forward to claim it with the proper documentation. To prevent such escheatment, it is important that you update your Beneficiary designation, including addresses, if and as they change. Please contact us at 1-800-598-2019, or send written notice to one of the addresses in Question 15 of the Prospectus.

Restrictions Under Code Section 403(b)(11)

With respect to 403(b) TSAs, distributions attributable to salary reduction contributions made in years beginning after December 31, 1988 (including the earnings on these contributions), as well as to earnings in such years on salary reduction accumulations held as of the end of the last year beginning before January 1, 1989, may not begin before the employee attains age 59 1/2, has a severance from employment, dies or becomes disabled. The Code section 403(b) plan may also provide for distribution in the case of hardship. However, hardship distributions are limited to amounts contributed by salary reduction. The earnings on such amounts may not be withdrawn. Even though a distribution may be permitted under these rules (e.g., for hardship or due to a severance from employment), it may still be subject to a 10% additional income tax as a premature distribution.

Under the final Code section 403(b) regulations, which the Department of Treasury published on July 26, 2007, employer contributions made to Code section 403(b) TSA contracts will be subject to new withdrawal restrictions. Under the new rules, amounts attributable to employer contributions to a Code section 403(b) TSA contract that is issued after December 31, 2008 may not be distributed earlier than the earliest of severance from employment or upon the occurrence of a certain event, such as after a fixed number of years, the attainment of a stated age, or disability. These new withdrawal restrictions do not apply to Code section 403(b) TSA contracts issued before January 1, 2009.

Under the terms of your Code section 403(b) plan, you may have the option to invest in other funding vehicles, including Code section 403(b)(7) custodial accounts. You should consult your plan document to make this determination.

Loans

Loans are available only if you have purchased your policy in connection with a 403(b) plan and may not be available in all states for plans subject to the Employment Retirement Income Security Act of 1974 (ERISA). To request a TSA loan, you must send a written request in Good Order to VPSC. If your address or bank account information has been on file with us for less than 15 days, we may require additional verification of your identity, in Good Order, before we will process a request to send loan proceeds electronically to that bank account or through the mail to that address. Under your 403(b) policy, you may borrow against your policy’s Accumulation Value prior to the Annuity Commencement Date. Unless we agree otherwise, only one loan may be outstanding at a time. There must be a minimum Accumulation Value of $5,000 in the policy at the time of the loan. The minimum loan amount is $500. The maximum loan that you may take is the lesser of: (a) 50% of the policy’s Accumulation Value on the date of the loan or (b) $50,000 minus your highest outstanding principal balance in the previous 12 months from your policy and any qualified employer plan (as defined under Sections 72(p)(4) and 72(p)(2)(D) of the Code). Please note that adverse tax consequences could result from your failure to comply with this limitation. NYLIAC, and its affiliates and agents do not provide legal or tax advice nor assume responsibility or liability for any legal or tax consequences of any TSA loan taken under a 403(b) policy or the compliance of such loan with the Code limitations set forth in this paragraph or for determining whether any plan or loan is subject to and/or complies with ERISA.

We withdraw a loan processing fee of $25 from the Accumulation Value on a pro rata basis, unless prohibited by applicable state law or regulation. If on the date of the loan you do not have a Fixed Accumulation Value equal to at least 125% (110% in New York) of the loan amount, we will transfer sufficient Accumulation Value from the Investment Divisions on a pro rata basis so that the Fixed Accumulation Value equals 125% (110% in New York) of the loan amount. While a loan is outstanding, you may not make partial withdrawals or transfers which would reduce the Fixed Accumulation Value to an amount less than 125% (110% in New York) of the outstanding loan balance.

For all loans, of the assets being held in the Fixed Account to secure 125% (110% in New York) of the loan amount, the interest rate credited to the amount representing the outstanding loan balance will be 2% less than the interest rate charged on the loan. The additional 25% (10% in New York) being held in the Fixed Account to secure the loan will be credited with the current declared interest rate for both non-ERISA and ERISA subject plans. The credited interest rate will always be at least equal to the minimum guaranteed interest rate stated on the Policy Data Page.

For plans subject to ERISA, interest charged will be based on the Prime Rate, as reported in the Wall Street Journal on the first Business Day of a calendar year or the Moody’s Corporate Bond Yield Average as of two months before the date the rate is determined. The rate is determined on the first Business Day of the calendar year. We will assess interest in arrears as part of the periodic loan repayments.

You must repay the loan on a periodic basis not less frequent than quarterly and over a period no greater than five years from the date it is taken. If a loan repayment is in default we will withdraw the amount in default from the Fixed Accumulation Value to the extent permitted by federal income tax rules. We will take such a repayment on a first-in, first-out (FIFO) basis from amounts allocated to the Fixed Account.

We permit loans to acquire a principal residence under the same terms described above, except that:

(a)	the minimum loan amount is $5,000; and

(b)	repayment of the loan amount may be extended to a maximum of twenty-five years.

We deduct any outstanding loan balance including any accrued interest from the Fixed Accumulation Value prior to payment of a surrender or the commencement of the annuity benefits. On death of the policyowner or Annuitant, we deduct any outstanding loan balance from the Fixed Accumulation Value as a partial withdrawal as of the date we receive the notice of death.

Loans are subject to the terms of the policy, your 403(b) plan and the Code, which may impose restrictions upon them. We reserve the right to suspend, modify, or terminate the availability of loans under this policy at any time. However, any action taken by us will not affect already outstanding loans. We also deduct any outstanding loan balance from the Fixed Accumulation Value as a partial withdrawal upon default of a loan repayment, including any applicable surrender charges.

THE FIXED ACCOUNT

The Fixed Account is backed by assets in NYLIAC’s general account, which includes all of NYLIAC’s assets except those assets specifically allocated to NYLIAC’s separate accounts. NYLIAC has sole discretion to invest the assets of the Fixed Account subject to applicable law. The Fixed Account is not registered under the federal securities laws and is not generally subject to their provision. Therefore, generally you do not have the benefits and protections of these statutes for amounts allocated to the Fixed Account. These disclosures regarding the Fixed Account may be subject to certain applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

(a) Interest Crediting

NYLIAC guarantees that it will credit interest at an effective rate of at least the minimum guaranteed interest rate stated on the Policy Data Page of your policy to amounts allocated or transferred to the Fixed Account under the policies. For policies purchased prior to May 1, 2012, please see your Policy’s Data Page for the guaranteed minimum interest rate applicable to your policy. For policies purchased on and after May 1, 2012, the guaranteed minimum interest rate is 1%. Please contact your registered representative for the current guaranteed minimum interest rate. We credit interest on a daily basis. NYLIAC may, at its sole discretion, credit a higher rate or rates of interest to amounts allocated or transferred to the Fixed Account.

Interest rates will be set quarterly on the first day of each new calendar quarter. All premium payments and additional payments (including transfers from other Investment Divisions) allocated to the Fixed Account during a calendar quarter will receive the interest rate declared for that quarter until the end of that Policy Year. All other amounts in the Fixed Account are credited with the rate set for the quarter in which the last Policy Anniversary occurred, guaranteed for the current Policy Year. The Fixed Account Accumulation Value will never be less than the Fixed Account portion of the Nonforfeiture Value.

(b) Transfers to Investment Divisions or an Asset Allocation Model

You may transfer amounts from the Fixed Account to the Investment Divisions or an Asset Allocation Model up to 30 days prior to the Annuity Commencement Date, subject to the following conditions.

1. The maximum amount you are allowed to transfer from the Fixed Account to the Investment Divisions or an Asset Allocation Model during any Policy Year is 20% of the Fixed Account Accumulation Value at the beginning of the Policy Year.

2. The minimum amount that you may transfer from the Fixed Account to the Investment Divisions or an Asset Allocation Model is the lesser of (i) $500 or (ii) 20% of the Fixed Account Accumulation Value at the beginning of the Policy Year. Additionally, the remaining values in the Fixed Account must be at least $500. If, after a contemplated transfer, the remaining values in the Fixed Account would be less than $500, that amount must be included in the transfer, unless NYLIAC in its discretion determines otherwise. We determine amounts transferred from the Fixed Account on a first-in, first-out (“FIFO”) basis, for purposes of determining the rate at which we credit interest on amounts remaining in the Fixed Account.

3. For policies investing in Separate Accounts-I and II whose applications were signed prior to April 1, 1999, you may transfer an amount from the Fixed Account to the Investment Divisions if on any Policy Anniversary: (i) the interest rate set for that amount falls more than 2.5 percentage points below the rate which was set for the immediately preceding Policy Year, or below the minimum rate specified on your Policy Data Page, and (ii) within 60 days after that Policy Anniversary, you make a request for such transfer. There is no minimum transfer requirement and no charges will be imposed under this condition.

(c) Bail-Out (For Policies Investing in Separate Accounts-I and II)

Surrender Charges may be applied to withdrawals from the Fixed Account. (See “SURRENDER CHARGES.”) For policies applied for prior to April 1, 1999, in addition to the “Exceptions to Surrender Charges”, subject to any applicable state insurance law or regulation, a surrender charge will not be imposed on any amount which is withdrawn from the Fixed Account if on any Policy Anniversary: (1) the interest rate set for that amount falls more than 2.5 percentage points below the rate which was set for the immediately preceding Policy Year, or below the minimum rate specified on your Policy Data Page, and (2) within 60 days after that Policy Anniversary, you withdraw part or all of that amount allocated to the Fixed Account. We reserve the right to set a separate yearly interest rate and period for which this rate is guaranteed for amounts transferred to the Fixed Account.

The exception described above does not apply to policies applied for on or after April 1, 1999, in states where approved. You should check with your registered representative to determine whether this provision is still available in your state.

Except as part of an existing request relating to the Dollar Cost Averaging or Interest Sweep options, you may not transfer money into the Fixed Account if you made a transfer out of the Fixed Account during the previous six- month period.

You must make transfer requests in writing in Good Order and sent to VPSC at one of the addresses listed in Question 15 of this Prospectus, by telephone in accordance with established procedures or through our online service at www.newyorklife.com. Faxed and e-mailed requests are not currently accepted, however, we reserve the right to accept them at our discretion.

We will deduct partial withdrawals and apply any surrender charges to the Fixed Account in the following sequence: first, from any value in the Fixed Account as of the last Policy Anniversary, then from any value in the Fixed Account attributed to additional premium payments or transfers from Investment Divisions in the same order in which you allocated such payments to the Fixed Account during the current Policy Year.

See the policy itself for details and a description of the Fixed Account.

FEDERAL TAX MATTERS

Introduction

The following discussion is general and is not intended as tax advice. We issue both Qualified and Non-Qualified Policies. Both types of policies offer tax-deferred accumulation. A Non-Qualified Policy can provide for retirement income other than through a tax-qualified plan. Qualified Policies are designed for use by individuals in retirement plans which are intended to qualify as plans qualified for special income tax treatment under Sections 219, 403, 408, 408A or 457 of the Code. The ultimate effect of federal income taxes on the Accumulation Value, on Income Payments and on the economic benefit to you, the Annuitant or the Beneficiary depends on the type of retirement plan for which the Qualified Policy is purchased, on the tax and employment status of the individual concerned and on NYLIAC’s tax status. The following discussion assumes that Qualified Policies are used in retirement plans that qualify for the special federal income tax treatment described above. This discussion is not intended to address the tax consequences resulting from all of the situations in which a person may be entitled to or may receive a distribution under a policy. Any person concerned about these tax implications should consult a tax adviser before making a premium payment. This discussion is based upon NYLIAC’s understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service. We cannot predict the likelihood of continuation of the present federal income tax laws or of the current interpretations by the Internal Revenue Service, which may change from time to time without notice. Any such change could have retroactive effects regardless of the date of enactment. Moreover, this discussion does not take into consideration any applicable state or other tax laws except with respect to the imposition of any state premium taxes. We suggest you consult with your tax adviser.

Taxation of Annuities in General

The following discussion assumes that the policies will qualify as annuity contracts for federal income tax purposes. The Statement of Additional Information discusses such qualifications.

Section 72 of the Code governs taxation of annuities in general. NYLIAC believes that an annuity policyowner generally is not taxed on increases in the value of a policy until distribution occurs either in the form of a lump sum received by withdrawing all or part of the Accumulation Value (i.e., surrenders or partial withdrawals), or as Income Payments under the Income Payment option elected. The exception to this rule is that generally, a policyowner of any deferred annuity policy who is not a natural person must include in income any increase in the excess of the policyowner’s Accumulation Value over the policyowner’s investment in the contract during the taxable year. However, there are some exceptions to this exception. You may wish to discuss these with your tax counsel. The taxable portion of a distribution (in the form of an annuity or lump sum payment), is generally taxed as ordinary income. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the Accumulation Value generally will be treated as a distribution.

In the case of a withdrawal or surrender distributed to a participant or Beneficiary under a Qualified Policy (other than a Qualified Policy used in a retirement plan that qualifies for special federal income tax treatment under Section 457 of the Code as to which there are special rules), a ratable portion of the amount received is taxable, generally based on the ratio of the investment in the contract to the total policy value. The “investment in the contract” generally equals the portion, if any, of any premium payments paid by or on behalf of an individual under a policy which is not excluded from the individual’s gross income. For policies issued in connection with qualified plans, the “investment in the contract” can be zero. The law requires the use of special simplified methods to determine the taxable amount of payments that are based in whole or in part on the Annuitant’s life and that are paid from TSAs.

Generally, in the case of a withdrawal under a Non-Qualified Policy before the Annuity Commencement Date, amounts received are first treated as taxable income to the extent that the Accumulation Value immediately before the withdrawal exceeds the “investment in the contract” at that time. Any additional amount withdrawn is not taxable. On the other hand, upon a full surrender of a Non-Qualified Policy, if the “investment in the contract” exceeds the Accumulation Value (less any surrender charges), the loss is treated as an ordinary loss for federal income tax purposes. However, limitations may apply to the amount of the loss that may be deductible.

Although the tax consequences may vary depending on the Income Payment option elected under the policy, in general, only the portion of the Income Payment that represents the amount by which the Accumulation Value exceeds the “investment in the contract” will be taxed. After the investment in the Policy is recovered, the full amount of any additional Income Payments is taxable. For fixed Income Payments, in general, there is no tax on the portion of each payment which represents the same ratio that the “investment in the contract” bears to the total expected value of the Income Payments for the term of the payments. However, the remainder of each Income Payment is taxable until the recovery of the investment in the contract, and thereafter the full amount of each annuity payment is taxable. If death occurs before full recovery of the investment in the contract, the unrecovered amount may be deducted on the Annuitant’s final tax return.

Effective for amounts received in taxable years beginning after December 31, 2010, a policyowner may elect to apply a portion of the Accumulation Value towards one of the Income Payment options we may offer, while the remainder of the policy continues to accumulate income on a tax-deferred basis. This is called a partial annuitization. If a policyowner chooses to partially annuitize a policy, the resulting payments will be taxed as fixed Income Payments described above, only if such payments are received for one of the following periods: (1) the annuitant’s life (or the lives of the joint annuitants, if applicable), or (2) a period of 10 years or more. Provided such requirements are met, the “investment in the contract” will be allocated pro rata between each portion of the policy from which amounts are received as an annuity and the portion of the policy from which amounts are not received as an annuity.

In the case of a distribution, a penalty tax equal to 10% of the amount treated as taxable income may be imposed. The penalty tax is not imposed in certain circumstances, including, generally, distributions: (1) made on or after the date on which the policyowner attains age 59 1/2, (2) made as a result of the policyowner’s (or, where the policyowner is not an individual, the Annuitant’s) death, (3) made as a result of the policyowner’s disability, (4) which are part of a series of substantially equal periodic payments (at least annually) made for the life (or life expectancy) of the policyowner or the joint lives (or joint life expectancies) of the policyowner and his or her designated beneficiary (5) received from an Inherited IRA. Other tax penalties may apply to certain distributions pursuant to a Qualified Policy.

All non-qualified, deferred annuity contracts issued by NYLIAC (or its affiliates), to the same policyowner during any calendar year are to be treated as one annuity contract for purposes of determining the amount includible in an individual’s gross income. In addition, there may be other situations in which the Treasury Department may conclude (under its authority to issue regulations) that it would be appropriate to aggregate two or more annuity contracts purchased by the same policyowner. Accordingly, a policyowner should consult a tax adviser before purchasing more than one policy or other annuity contract.
A transfer of ownership of a policy, or designation of an Annuitant or other Beneficiary who is not also the policyowner, may result in certain income or gift tax consequences to the policyowner. A policyowner contemplating any transfer or assignment of a policy should consult a tax adviser with respect to the potential tax effects of such a transaction.

3.8 Percent Tax on Certain Investment Income

In general, a tax of 3.8 percent will apply to net investment income (“NII”) received by an individual taxpayer to the extent his or her modified adjusted gross income (“MAGI”) exceeds certain thresholds (e.g., $250,000 in the case of taxpayers filing jointly, $125,000 in the case of a married taxpayer filing separately and $200,000 in the case of other individual taxpayers). For this purpose, NII includes (i) gross income from various investments, including gross income received with respect to annuities that are not held through a tax-qualified plan (e.g., a traditional IRA or Section 403(b) plan) and (ii) net gain attributable to the disposition of property. Such NII (as well as gross income from tax qualified plans) will also increase a taxpayer’s MAGI for purposes of the taxable thresholds described above. This tax also applies to trusts and estates under a special set of rules. In 2012 the IRS and the Treasury Department issued guidance regarding this new tax in the form of proposed regulations, which were finalized in 2013. You should consult your tax advisor to determine the applicability of this tax in your individual circumstances and with respect to any amount received in connection with the surrender of this policy, distributions or withdrawals from this policy or the exercise of other rights and features under this annuity contract.

Partial Section 1035 Exchanges

Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract or a long-term care insurance policy. The IRS has issued guidance which provides that the direct transfer of a portion of an annuity contract into another annuity contract can qualify as a tax-free exchange, provided that no amounts (other than annuity payments made for life or for a term of at least 10 years) are distributed from either contract involved in the exchange for 180 days following the date of the transfer. If a taxpayer takes a distribution during this 180-day waiting period, the IRS guidance provides that the IRS will apply general tax principles to determine the tax treatment of the transfer and/or the distribution (e.g., in appropriate circumstances, as taxable “boot” or as a taxable distribution, effectively negating the tax-free exchange).

This IRS guidance, however, does not address the tax treatment of a partial exchange of an annuity contract for a long-term care insurance policy. Although we believe that taking a distribution or withdrawal from the Contract described in this prospectus within 180 days of a partial exchange of such Contract for a long-term care insurance policy should not cause such prior partial exchange to be treated as taxable, there can be no assurance that the IRS will not expand the 180-day rule described above to partial exchanges of an annuity contract for a long-term care insurance policy, or that the IRS will not provide other guidance with respect to such partial exchanges. If you contemplate such an exchange, you should consult a tax advisor to discuss the potential tax effects of such a transaction.

Qualified Policies

Qualified Policies are designed for use with retirement plans that qualify for special federal income tax treatment under Sections 219, 403(b), 408, 408A and 457 of the Code. The tax rules applicable to participants and beneficiaries in these plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions (including special rules for certain lump sum distributions to individuals who attained the age of 50 by January 1, 1986). Adverse tax consequences may result from contributions in excess of specified limits, distributions prior to age 59 1/2 (subject to certain exceptions), distributions that do not conform to specified minimum distribution rules and in certain other circumstances. Therefore, this discussion only provides general information about the use of Qualified Policies with the plans described below. Policyowners and participants under these plans, as well as Annuitants and Beneficiaries are cautioned that the rights of any person to any benefits under the plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the policy issued in connection with the plan. Purchasers of Qualified Policies should seek legal and tax advice regarding the suitability of the policy.

(a) 403(b) Plans. Under Section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase annuity policies for their employees are excludible from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (“Social Security”) taxes.

Important Information Regarding Final Code Section 403(b) Regulations

On July 26, 2007, the Department of the Treasury published final Code section 403(b) regulations that were largely effective on January 1, 2009. These comprehensive regulations include several new rules and requirements, such as a requirement that employers maintain their Code section 403(b) plans pursuant to a written plan. The final regulations, subsequent IRS guidance, and the terms of the written plan and/or the written information sharing agreement between the employer and NYLIAC may impose new restrictions on both new and existing Code section 403(b) TSA contracts, including restrictions on the availability of loans, distributions, transfers and exchanges, regardless of when a contract was purchased.

Prior to the effective date of the final regulations, IRS guidance applicable to tax-free transfers and exchanges of Code section 403(b) TSA contracts or custodial accounts became effective September 25, 2007, replacing existing rules under IRS Revenue Ruling 90-24 previously applicable to such transfers and exchanges (a “90-24 transfer”). Under this guidance, transfers and exchanges (both referred to below as “transfers”) are available only to the extent permitted under the employer’s written Code section 403(b) plan.

Transfers occurring after September 24, 2007 that do not comply with this guidance can result in the applicable contract becoming taxable on January 1, 2009, or the date of the transfer, whichever is later. If you make a transfer to a contract or custodial account that is not part of the employer’s Code section 403(b) plan (other than a transfer to a different plan), and the contract provider and employer fail to enter into an information sharing agreement by January 1, 2009, the transfer would be considered a “failed” transfer, resulting in the applicable contract becoming subject to tax. Additional guidance issued by the IRS generally permits a failed transfer to be corrected no later than June 30, 2009, by re-transferring to a contract or custodial account that is part of the employer’s Code section 403(b) plan and/or that is subject to an information-sharing agreement with the employer.

In general, certain contracts originally established by a 90-24 transfer prior to September 25, 2007, are exempt (or grandfathered) from some of the requirements of the final regulations; provided that no salary reduction or other contributions have ever been made to such contracts, and that no additional transfers are made to such contracts on or after September 25, 2007. Further, contracts that are not grandfathered are generally required to be part of, and subject to the requirements of, an employer’s written Code section 403(b) plan no later than by January 1, 2009.

The new rules in the final regulations generally do not affect a participant’s ability to transfer some or all of a Code section 403(b) TSA contract to a state-defined benefit plan to purchase service credits, where such a transfer is otherwise consistent with applicable rules and requirements and with the terms of the employer’s plan.

You should discuss with your tax advisor the final Code section 403(b) regulations and other applicable IRS guidance in order to determine the impact they may have on any existing Code section 403(b) TSA contracts that you may own and/or on any Code section 403(b) TSA contract that you may consider purchasing.

(b) Individual Retirement Annuities. Sections 219 and 408 of the Code permit individuals or their employers to contribute to an individual retirement program known as an “Individual Retirement Annuity” or “IRA”, including an employer-sponsored Simplified Employee Pension or “SEP”. Individual Retirement Annuities are subject to limitations on the amount which may be contributed and deducted and the time when distributions may commence. In addition, distributions from certain other types of qualified plans may be placed into Individual Retirement Annuities on a tax-deferred basis.

(c) Roth Individual Retirement Annuities. Section 408A of the Code permits individuals with incomes below a certain level to contribute to an individual retirement program known as a “Roth Individual Retirement Annuity” or “Roth IRA.” Roth IRAs are subject to limitations on the amount that may be contributed. Contributions to Roth IRAs are not deductible, but distributions from Roth IRAs that meet certain requirements are not included in gross income. Individuals generally may convert their existing non-Roth IRAs into Roth IRAs. Beginning in 2008, a direct rollover may also be made from an eligible retirement plan other than a non- Roth IRA (such as a qualified retirement plan, section 403(b) tax sheltered annuity, or eligible governmental section 457 plan) to a Roth IRA provided applicable requirements are met. Such conversions and rollovers will be subject to income tax at the time of conversion or rollover.

(d) Deferred Compensation Plans. Section 457 of the Code, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities and tax exempt organizations which enjoy special treatment. The policies can be used with such plans. Under such plans, a participant may specify the form of investment in which his or her participation will be made. Such investments are generally owned by, and are subject to the claims of the general creditors of, the sponsoring employer, except that Section 457 plans of state and local government must be held and used for the exclusive benefit of participants and beneficiaries in a trust or annuity contract.

(e) SIMPLE IRAs. SIMPLE IRAs permit certain small employers to establish SIMPLE IRA plans as provided by Section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a percentage of compensation up to $13,000 for 2019 (and thereafter, adjusted for cost-of-living increases in accordance with the Code). Employees who attain age 50 or over by the end of the relevant calendar year may also elect to make an additional catch-up contribution. Such additional contribution may be up to $3,000 for 2019 (and thereafter adjusted for cost-of-living increases in accordance with the Code). The sponsoring employer is generally required to make matching or non-elective contributions on behalf of the employees. Distributions from SIMPLE IRAs are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, distributions prior to age 59 1/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee’s participation in the SIMPLE IRA plan. All references in this Prospectus to the 10% penalty tax should be read to include this limited 25% penalty tax if your Qualified Policy is used as a SIMPLE IRA.

The Qualified Policies are subject to the required minimum distribution (“RMD”) rules under Code section 401(a)(9) and the regulations issued thereunder. Under these rules, generally, distributions under your Qualified Policy must begin no later than the beginning date required by the Internal Revenue Service (“IRS”). The beginning date is determined by the type of Qualified Policy that you own. For each calendar year that an RMD is not timely made, a 50% excise tax is imposed on the amount that should have been distributed, but was not.

Unless the distributions are made in the form of an annuity that complies with Code section 401(a)(9) and the regulations issued thereunder, the minimum amount required to be distributed for each calendar year is generally determined by dividing the value of the Qualified Policy as of the end of the prior calendar year by the applicable distribution period (determined under IRS tables).

Beginning in 2006, regulations under Code section 401(a)(9) provide a new method for calculating the amount of RMDs from Qualified Policies. Under these regulations, during the accumulation phase of the Qualified Policy, the actuarial present value of certain additional benefits provided under the policy (such as guaranteed death benefits) must be taken into account in calculating the value of the Qualified Policy for purposes of determining the annual RMD for the Qualified Policy. As a result, under these regulations, it is possible that, after taking account of the value of such benefits, there may not be sufficient Accumulation Value to satisfy the applicable RMD requirement. This generally will depend on the investment performance of your policy. You may need to satisfy such RMD from other tax-qualified plans that you own. You should consult with your tax advisor regarding these requirements and the implications of purchasing any riders or other benefits in connection with your Qualified Policy.

Taxation of Death Benefits

The tax treatment of amounts distributed from your contract upon the death of the policyowner or annuitant depends on whether the policyowner or annuitant dies before or after the Annuity Commencement Date. If death occurs prior to the Annuity Commencement Date, and the Beneficiary receives payments under an annuity payout option, the benefits are generally taxed in the manner described above for annuity payouts. If the benefits are received in a lump sum, they are taxed to the extent they exceed the remaining investment in the contract. If death occurs after the Annuity Commencement Date, amounts received by the Beneficiary are not taxed until they exceed the remaining investment in the contract.

DISTRIBUTION AND COMPENSATION ARRANGEMENTS

NYLIFE Distributors LLC (“NYLIFE Distributors”), the underwriter and distributor of the policies, is registered with the SEC and the Financial Industry Regulatory Authority, Inc. (FINRA) as a broker-dealer. The firm is an indirect wholly-owned subsidiary of New York Life, and an affiliate of NYLIAC. Its principal business address is 30 Hudson Street, Jersey City, New Jersey 07302.

The policies are sold by registered representatives of NYLIFE Securities, LLC (“NYLIFE Securities”), a broker- dealer that is an affiliate of NYLIFE Distributors. Your registered representative is also a licensed insurance agent with New York Life. He or she may be qualified to offer other forms of life insurance, annuities, and other investment products. In certain circumstances, NYLIFE Securities registered representatives can sell both products manufactured and issued by New York Life or its affiliates and products provided by other companies.

NYLIFE Securities and in turn your registered representative, receive compensation for selling you this policy or any other investment product. Compensation may consist of commissions, asset-based compensation, allowances for expenses, and other compensation programs. The amount of compensation will vary depending on the policy, the age of the Owner and whether the source of funds is from an internal exchange. Differing compensation arrangements have the potential to influence the recommendation made by your registered representative or broker-dealer.

The maximum commission and expense allowance paid to NYLIFE Securities registered representatives is typically 5% of all premiums received. The total commissions paid for the New York Life Flexible Premium Variable Annuity policies were as follows:

For Policies Investing in Separate Accounts-I and II:

For the years ended December 31, 2018, 2017 and 2016, NYLIAC paid commissions of $2,558,102, $3,549,246 and $2,484,585, respectively. NYLIFE Distributors did not retain any of these commissions. The policies are sold and premium payments are accepted on a continuous basis.

For Policies Investing in Separate Account-III:

For the years ended December 31, 2018, 2017 and 2016, NYLIAC paid commissions of $2,640,756, $2,961,209 and $3,332,169, respectively. NYLIFE Distributors did not retain any of these commissions. The policies are sold and premium payments are accepted on a continuous basis.

New York Life also has other compensation programs where managers and employees involved in the sales process receive additional compensation related to the sale of products manufactured and issued by New York Life or its affiliates.

NYLIFE Securities registered representatives can qualify to attend New York Life-sponsored educational, training, and development conferences based on the sales they make of life insurance, annuities, and investment products during a particular twelve-month period. In addition, qualification for recognition programs sponsored by New York Life depends on the sale of products manufactured and issued by New York Life or its affiliates.

VOTING RIGHTS

The Funds are not required to and typically do not hold routine annual stockholder meetings. Special stockholder meetings will be called when necessary. To the extent required by law, NYLIAC will vote the Eligible Portfolio shares held in the Investment Divisions at special shareholder meetings of the Funds in accordance with instructions we receive from persons having voting interests in the corresponding Investment Division. If, however, the federal securities laws are amended, or if NYLIAC’s present interpretation should change, and as a result, NYLIAC determines that it is allowed to vote the Eligible Portfolio shares in its own right, we may elect to do so.

Prior to the Annuity Commencement Date, you hold a voting interest in each Investment Division to which you have money allocated. We will determine the number of votes which are available to you by dividing the Accumulation Value attributable to an Investment Division by the net asset value per share of the applicable Eligible Portfolios. We will calculate the number of votes which are available to you separately for each Investment Division. We will determine that number by applying your percentage interest, if any, in a particular Investment Division to the total number of votes attributable to the Investment Division.

We will determine the number of votes of the Eligible Portfolio which are available as of the date established by the Portfolio of the relevant Fund. Voting instructions will be solicited by written or electronic communication prior to such meeting in accordance with procedures established by the relevant Fund.

If we do not receive timely instructions, we will vote those shares in proportion to the voting instructions which are received with respect to all policies participating in that Investment Division. As a result, a small number of policyholders may control the outcome of the vote. We will apply voting instructions to abstain on any item to be voted upon on a pro rata basis to reduce the votes eligible to be cast. Each person having a voting interest in an Investment Division will receive proxy material, reports and other materials relating to the appropriate Eligible Portfolio.

TABLE OF CONTENTS FOR THE

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more details concerning the subjects discussed in this Prospectus. The following is the Table of Contents for the SAI:

How to obtain a New York Life Flexible Premium Variable Annuity Statement of Additional Information.

The New York Life Flexible Premium Variable Annuity Statement of Additional Information is posted on our website, www.newyorklife.com. For a paper copy of the Statement of Additional Information, call (800) 598-2019 or send this request form to:

            NYLIAC Variable Products Service Center

            Madison Square Station

            P.O. Box 922

            New York, NY 10159

Please send me a New York Life Flexible Premium Variable Annuity Statement of Additional Information

dated May 1, 2019:

Name

Address

City	State	Zip

Statement of Additional Information

May 1, 2019

for

New York Life Flexible Premium Variable Annuity

From

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a Delaware Corporation)

51 Madison Avenue, Room 251

New York, New York 10010

Investing in

NYLIAC Variable Annuity Separate Account-I

NYLIAC Variable Annuity Separate Account-II

NYLIAC Variable Annuity Separate Account-III

This Statement of Additional Information (“SAI”) is not a prospectus. This SAI contains information that expands upon subjects discussed in the current New York Life Flexible Premium Variable Annuity Prospectus. You should read the SAI in conjunction with the current New York Life Flexible Premium Variable Annuity Prospectus dated May 1, 2019. You may obtain a copy of the Prospectus by calling New York Life Insurance and Annuity Corporation (“NYLIAC”) at (800) 598-2019 or writing to NYLIAC at Madison Square Station, P.O. Box 922, New York, NY 10159. Terms used but not defined in this SAI have the same meaning as in the current New York Life Flexible Premium Variable Annuity Prospectus.

THE POLICIES

The following provides additional information about the policies and supplements the description in the Prospectus.

Valuation of Accumulation Units

Accumulation Units are valued separately for each Investment Division of the Separate Account. The method used for valuing Accumulation Units in each Investment Division is the same. We arbitrarily set the value of each Accumulation Unit as of the date operations began for the Investment Division. Thereafter, the value of an Accumulation Unit of an Investment Division for any Business Day equals the value of an Accumulation Unit in that Investment Division as of the immediately preceding Business Day multiplied by the “Net Investment Factor” for that Investment Division for the current Business Day.

We determine the Net Investment Factor for each Investment Division for any period from the close of the preceding Business Day to the close of the current Business Day (the “Valuation Period”) is determined by the following formula:

(a/b) – c

Where: a = the result of

(1) the net asset value per share of the Eligible Portfolio shares held in the Investment Division determined at the end of the current Valuation Period, plus

(2) the per share amount of any dividend or capital gain distribution made by the Eligible Portfolio for shares held in the Investment Division if the “ex-dividend” date occurs during the current Valuation Period;

b	= the net asset value per share of the Eligible Portfolio shares held in the Investment Division determined as of the end of the immediately preceding Valuation Period; and

c

= a factor representing the charges deducted from the applicable Investment Division on a daily basis. Such factor is equal to 1.40% (annualized) for policies investing in Separate Account-III (1.30% (annualized) for policies investing in Separate Accounts-I and II) of the daily average Variable Accumulation Value. (See “Other Charges” in the Prospectus.)

The Net Investment Factor may be greater or less than one. Therefore, the value of an Accumulation Unit in an Investment Division may increase or decrease from Valuation Period to Valuation Period.

ANNUITY PAYMENTS

We will make equal annuity payments each month under the Life Income – Guaranteed Period Payment Option during the lifetime of the Annuitant. Once payments begin, they do not change and are guaranteed for 10 years even if the Annuitant dies sooner. If the Annuitant dies before all guaranteed payments have been made, the rest will be made to the Beneficiary. We may require that the payee submit proof of the Annuitant’s survivorship as a condition for future payments beyond the 10-year guaranteed payment period.

On the Annuity Commencement Date, we will determine the Accumulation Value of your policy and use that value to calculate the amount of each annuity payment. We determine each annuity payment by applying the Accumulation Value, less any premium taxes, to the annuity factors specified in the annuity table set forth in the policy. Those factors are based on a set amount per $1,000 of proceeds applied. The appropriate rate must be determined by the gender (except where, as in the case of certain Qualified Policies and other employer-sponsored retirement plans, such classification is not permitted), date of application and age of the Annuitant. The dollars applied are then divided by 1,000 and the result multiplied by the appropriate annuity factor from the table to compute the amount of each monthly annuity payment.

GENERAL MATTERS

Non-Participating. The policies are non-participating. Dividends are not paid.

Misstatement of Age or Gender. If the Annuitant’s stated age and/or gender in the policy are incorrect, NYLIAC will change the benefits payable to those which the premium payments would have purchased for the correct age and gender. Gender is not a factor when annuity benefits are based on unisex annuity payment rate tables. (See “Income Payments—Election of Income Payment Options” in the Prospectus.) If We made payments based on incorrect age or gender, We will increase or reduce a later payment or payments to adjust for the error. Any adjustment will include interest, at 3.5% per year, from the date of the wrong payment to the date the adjustment is made.

Assignments. If permitted by the plan or by law for the plan indicated in the application for the policy, you may assign your interest in a Non-Qualified Policy or any interest in it prior to the Annuity Commencement Date and during the

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Owner’s lifetime. In order to effect an assignment of all or any part of your interest in a Non-Qualified Policy prior to the Annuity Commencement Date and during the Owner’s lifetime, you must send a duly executed instrument of assignment to VPSC at one of the addresses listed in Question 15 of the Prospectus. NYLIAC will not be deemed to know of an assignment unless it receives a copy of a duly executed instrument evidencing such assignment. Further, NYLIAC assumes no responsibility for the validity of any assignment. (See “Federal Tax Matters—Taxation of Annuities in General” of the Prospectus.)

Modification. NYLIAC may not modify the policy without your consent except to make the policy meet the requirements of the Investment Company Act of 1940, or to make the policy comply with any changes in the Code or as required by the Code in order to continue treatment of the policy as an annuity, or by any other applicable law.

Incontestability. We rely on statements made in the application or a Policy Request. They are representations, not warranties. We will not contest the policy after it has been in force during the lifetime of the Annuitant for two years from the Policy Date.

FEDERAL TAX MATTERS

Taxation of New York Life Insurance and Annuity Corporation

NYLIAC is taxed as a life insurance company. Because the Separate Account is not an entity separate from NYLIAC, and its operations form a part of NYLIAC, it will not be taxed separately as a “regulated investment company” under Subchapter M of the Code. As a result, NYLIAC takes into account applicable tax attributes of the assets of the Separate Account on its corporate income tax return, including corporate dividends received deductions and foreign tax credits that may be produced by assets of the Separate Account. Investment income and realized net capital gains on the assets of the Separate Account are reinvested and are taken into account in determining the Accumulation Value. As a result, such investment income and realized net capital gains are automatically retained as part of the reserves under the policy. Under existing federal income tax law, NYLIAC believes that Separate Account investment income and realized net capital gains should not be taxed to the extent that such income and gains are retained as part of the tax-deductible reserves under the policy.

Tax Status of the Policies

Section 817(h) of the Code requires that the investments of the Separate Account must be “adequately diversified” in accordance with Treasury regulations in order for the policies to qualify as annuity contracts under Section 72 of the Code. The Separate Account intends to comply with the diversification requirements prescribed by the Treasury under Treasury Regulation Section 1.817-5.

To comply with regulations under Section 817(h) of the Code, the Separate Account is required to diversify its investments, so that on the last day of each quarter of a calendar year, no more than 55% of the value of its assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a single issuer are treated as one investment and each U.S. Government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. Government or an agency or instrumentality of the U.S. Government is treated as a security issued by the U.S. Government or its agency or instrumentality, whichever is applicable.

Although the Treasury Department has issued regulations on the diversification requirements, such regulations do not provide guidance concerning the extent to which policyowners may direct their investments to particular subaccounts of a separate account, or the permitted number of such subaccounts. It is unclear whether additional guidance in this regard will be issued in the future. It is possible that if such guidance is issued, the policy may need to be modified to comply with such additional guidance. For these reasons, NYLIAC reserves the right to modify the policy as necessary to attempt to prevent the policyowner from being considered the owner of the assets of the Separate Account or otherwise to qualify the policy for favorable tax treatment.

The Code also requires that non-qualified annuity contracts contain specific provisions for distribution of the policy proceeds upon the death of any policyowner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such policies provide that (a) if any policyowner dies on or after the Annuity Commencement Date and before the entire interest in the policy has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on the policyowner’s death; and (b) if any policyowner dies before the Annuity Commencement Date, the entire interest in the policy must generally be distributed within 5 years after the policyowner’s date of death. For policies owned by a grantor trust, all of whose grantors are individuals, these distribution requirements apply at the death of any grantor. These requirements will be considered satisfied if the entire

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interest of the policy is used to purchase an immediate annuity under which payments will begin within one year of the policyowner’s death and will be made for the life of the Beneficiary or for a period not extending beyond the life expectancy of the Beneficiary. If the Beneficiary is the policyowner’s surviving spouse (as defined under Federal law), the Policy may be continued with the surviving spouse as the new policyowner. If the policyowner is not a natural person, these “death of Owner” rules apply when the primary Annuitant dies or is changed. Non-Qualified Policies contain provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in these policies satisfy all such Code requirements. The provisions contained in these policies will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.

Withholding of federal income taxes on the taxable portion of all distributions may be required unless the recipient elects not to have any such amounts withheld and properly notifies NYLIAC of that election. Different rules may apply to United States citizens or expatriates living abroad. In addition, some states have enacted legislation requiring withholding.

Even if a recipient elects no withholding, special rules may require NYLIAC to disregard the recipient’s election if the recipient fails to supply NYLIAC with a “TIN” or taxpayer identification number (social security number for individuals) or if the Internal Revenue Service notifies NYLIAC that the TIN provided by the recipient is incorrect.

Under the Foreign Account Tax Compliance Act (“FATCA”), as reflected in Sections 1471 through 1474 of the IRC, U.S. withholding agents (such as NYLIAC) may be required to obtain certain information to establish the U.S. or non-U.S. status of its account or contract holders (e.g., a Form W-9 or W-8BEN may be required) and perform certain due diligence to ensure that information is accurate. In certain cases, if this information is not obtained, withholding agents, such as NYLIAC may be required to withhold at a 30 percent rate on certain payments beginning July 1, 2014.

SAFEKEEPING OF SEPARATE ACCOUNT ASSETS

NYLIAC holds title to assets of the Separate Accounts. The assets are kept physically segregated and held separate and apart from NYLIAC’s general corporate assets. Records are maintained of all purchases and redemptions of Eligible Portfolio shares held by each of the Investment Divisions.

STATE REGULATION

NYLIAC is a stock life insurance company organized under the laws of Delaware, and is subject to regulation by the Delaware State Insurance Department. We file an annual statement with the Delaware Commissioner of Insurance on or before March 1 of each year covering the operations and reporting on the financial condition of NYLIAC as of December 31 of the preceding calendar year. Periodically, the Delaware Commissioner of Insurance examines the financial condition of NYLIAC, including the liabilities and reserves of the Separate Account.

In addition, NYLIAC is subject to the insurance laws and regulations of all the states where it is licensed to operate. The availability of certain policy rights and provisions depends on state approval and/or filing and review processes. Where required by state law or regulation, the policies will be modified accordingly.

RECORDS AND REPORTS

NYLIAC maintains all records and accounts relating to the Separate Account. As presently required by the federal securities laws, NYLIAC will mail to you at your last known address of record, at least semi-annually after the first Policy Year, reports containing information required under the federal securities laws or by any other applicable law or regulation. If you feel a transaction has been processed incorrectly, it is your responsibility to contact us in writing and provide us with all relevant details. You must provide us with the nature of the error, the date of the error and any other relevant details. It is important that you review your confirmation and quarterly statements carefully and promptly report any errors and discrepancies to us, preferably, within fifteen (15) days of the date of the statement in question.

It is important that you inform NYLIAC of an address change so that you can receive these policy statements (See “How do I contact NYLIAC by Telephone or by the Internet?” in the Prospectus). In the event your statement is returned from the US Postal Service as undeliverable, we reserve the right to suspend mailing future correspondence and also suspend current transaction processing until an accurate address is obtained. Additionally, no new service requests can be processed until a valid current address is provided.

LEGAL PROCEEDINGS

NYLIAC is a defendant in lawsuits arising from its agency sales force, insurance (including variable contracts registered under the federal securities laws) and/or other operations. Some of these actions seek substantial or unspecified compensatory and punitive damages. NYLIAC is from time to time involved in various governmental, administrative, and investigative proceedings and inquiries.

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Notwithstanding the uncertain nature of litigation and regulatory inquiries, the outcome of which cannot be predicted, NYLIAC believes that, after provisions made in the financial statements, the ultimate liability that could result from litigation and proceedings would not have a material adverse effect on NYLIAC’s financial position; however, it is possible that settlements or adverse determinations in one or more actions or other proceedings in the future could have a material adverse effect on NYLIAC’s operating results for a given year.

FINANCIAL STATEMENTS

The statutory financial statements of NYLIAC as of December 31, 2018 and 2017, and for each of the three years in the period ended December 31, 2018 included in this SAI have been so included in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. The financial statements of each Separate Account as of December 31, 2018 and for each of the periods indicated in the Financial Statements included in this SAI have been so included in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

OTHER INFORMATION

NYLIAC filed a Registration Statement with the Securities and Exchange Commission, under the Securities Act of 1933 as amended, with respect to the policies discussed in this Prospectus and SAI. We have not included all of the information set forth in the registration statement, amendments and exhibits to the registration statement in the Prospectus and this SAI. We intend the statements contained in the Prospectus and this SAI concerning the content of the policies and other legal instruments to be summaries. For a complete statement of the terms of these documents, you should refer to the instruments filed with the Securities and Exchange Commission. The omitted information may be obtained at the principal offices of the Securities and Exchange Commission in Washington, D.C., upon payment of prescribed fees, or through the Commission’s website at www.sec.gov.

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NYLIAC Variable Annuity Separate Account-I
NYLIAC Variable Annuity Separate Account-II
Financial Statements

NYLIAC Variable Annuity Separate Account-I
Non-Qualified Policies

Statement of Assets and Liabilities
As of December 31, 2018

	MainStay VP Balanced— Service Class	MainStay VP Bond— Initial Class	MainStay VP Conservative Allocation— Service Class	MainStay VP Cushing® Renaissance Advantage— Service Class	MainStay VP Eagle Small Cap Growth— Initial Class	MainStay VP Eagle Small Cap Growth— Service Class	MainStay VP Emerging Markets Equity— Initial Class	MainStay VP Epoch U.S. Equity Yield— Initial Class
ASSETS:
Investment at net asset value	$2,661,976	$4,849,108	$5,817,910	$42,259	$2,850,294	$571,772	$1,697,764	$16,579,715
Dividends due and accrued	—	—	—	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	(400)	—	—	—	—	—	(5)	(2,240)
Net receivable from (payable to) the Fund for shares sold or purchased	683	517	620	4	301	61	186	3,998
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	261	477	572	4	278	56	167	1,623
Administrative charges	22	40	48	—	23	5	14	135

Total net assets	$2,661,976	$4,849,108	$5,817,910	$42,259	$2,850,294	$571,772	$1,697,764	$16,579,715

Total shares outstanding	203,283	353,535	545,947	5,596	233,617	47,800	212,403	1,183,816

Net asset value per share (NAV)	$13.09	$13.72	$10.66	$7.55	$12.20	$11.96	$7.99	$14.01

Total units outstanding	152,395	200,882	377,217	5,917	190,440	42,498	217,711	733,859
Variable accumulation unit value	$17.47	$24.14	$15.42	$7.14	$14.97	$13.45	$7.80	$22.60
Identified cost of investment	$2,908,032	$5,094,255	$6,230,505	$57,053	$2,586,243	$645,356	$1,862,802	$16,358,250

The notes to the financial statements are an integral part of, and should be read in conjuncti on with, the financial statements.

NYLIAC Variable Annuity Separate Account-I
Non-Qualified Policies

Statement of Assets and Liabilities (Continued)
As of December 31, 2018

	MainStay VP Epoch U.S. Small Cap— Initial Class	MainStay VP Fidelity Institutional AM® Utilities— Service Class	MainStay VP Floating Rate— Service Class	MainStay VP Growth Allocation— Service Class	MainStay VP Income Builder— Initial Class	MainStay VP Indexed Bond— Service Class	MainStay VP IQ Hedge Multi- Strategy— Service Class	MainStay VP Janus Henderson Balanced— Initial Class
ASSETS:
Investment at net asset value	$2,492,479	$7,658,601	$4,097,105	$1,919,651	$23,739,082	$65,444	$341,965	$15,486,997
Dividends due and accrued	—	—	560	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	(4,889)	—	60	(748)	—	12	(3)
Net receivable from (payable to) the Fund for shares sold or purchased	264	5,705	(122)	144	3,275	7	25	1,649
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	244	753	404	188	2,333	6	34	1,519
Administrative charges	20	63	34	16	194	1	3	127

Total net assets	$2,492,479	$7,658,601	$4,097,105	$1,919,651	$23,739,082	$65,444	$341,965	$15,486,997

Total shares outstanding	253,790	658,653	473,184	184,788	1,559,067	6,692	41,818	1,258,397

Net asset value per share (NAV)	$9.82	$11.63	$8.66	$10.39	$15.23	$9.78	$8.18	$12.31

Total units outstanding	111,384	522,563	313,831	120,998	588,022	6,664	44,330	980,937
Variable accumulation unit value	$22.38	$14.66	$13.06	$15.83	$40.38	$9.82	$7.71	$15.79
Identified cost of investment	$3,075,854	$7,934,906	$4,335,004	$2,140,236	$24,254,689	$65,733	$349,963	$13,889,266

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-I
Non-Qualified Policies

Statement of Assets and Liabilities (Continued)
As of December 31, 2018

	MainStay VP Large Cap Growth— Initial Class	MainStay VP MacKay Common Stock— Initial Class	MainStay VP MacKay Convertible— Initial Class	MainStay VP MacKay Government— Initial Class	MainStay VP MacKay Growth— Initial Class	MainStay VP MacKay High Yield Corporate Bond— Initial Class	MainStay VP MacKay International Equity— Initial Class	MainStay VP MacKay Mid Cap Core— Initial Class
ASSETS:
Investment at net asset value	$4,752,195	$18,612,380	$7,244,913	$4,078,232	$30,273,403	$34,540,156	$4,334,565	$6,399,931
Dividends due and accrued	—	—	—	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	(25)	(718)	(441)	—	(697)	(2,227)	(13)	(1,808)
Net receivable from (payable to) the Fund for shares sold or purchased	528	2,690	1,211	435	3,903	5,920	473	2,485
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	464	1,820	711	402	2,959	3,409	425	625
Administrative charges	39	152	59	33	247	284	35	52

Total net assets	$4,752,195	$18,612,380	$7,244,913	$4,078,232	$30,273,403	$34,540,156	$4,334,565	$6,399,931

Total shares outstanding	219,575	737,704	588,338	388,845	1,092,320	3,706,744	289,231	535,918

Net asset value per share (NAV)	$21.64	$25.23	$12.31	$10.49	$27.71	$9.32	$14.99	$11.94

Total units outstanding	142,016	320,511	189,157	182,636	733,909	791,175	160,059	204,774
Variable accumulation unit value	$33.46	$58.08	$38.30	$22.33	$41.26	$43.66	$27.09	$31.26
Identified cost of investment	$4,945,524	$15,188,412	$7,508,181	$4,386,137	$27,188,007	$36,541,268	$3,866,562	$7,620,453

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-I
Non-Qualified Policies

Statement of Assets and Liabilities (Continued)
As of December 31, 2018

	MainStay VP MacKay S&P 500 Index— Initial Class	MainStay VP MacKay Small Cap Core— Service Class	MainStay VP MacKay Unconstrained Bond— Service Class	MainStay VP Mellon Natural Resources— Initial Class	MainStay VP Moderate Allocation— Service Class	MainStay VP Moderate Growth Allocation— Service Class	MainStay VP PIMCO Real Return— Service Class	MainStay VP T. Rowe Price Equity Income— Initial Class
ASSETS:
Investment at net asset value	$43,604,614	$434,178	$1,914,568	$2,311,986	$7,510,431	$6,669,403	$657,343	$4,734,654
Dividends due and accrued	—	—	—	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	(22,869)	(6)	20	(1,504)	—	(35,868)	2	—
Net receivable from (payable to) the Fund for shares sold or purchased	27,492	52	185	1,749	798	36,580	68	502
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	4,267	42	189	226	737	657	65	463
Administrative charges	356	4	16	19	61	55	5	39

Total net assets	$43,604,614	$434,178	$1,914,568	$2,311,986	$7,510,431	$6,669,403	$657,343	$4,734,654

Total shares outstanding	906,286	44,488	199,979	425,389	733,888	637,291	80,399	415,838

Net asset value per share (NAV)	$48.11	$9.76	$9.57	$5.43	$10.23	$10.47	$8.18	$11.39

Total units outstanding	687,846	39,262	166,472	453,693	472,420	410,078	71,506	292,954
Variable accumulation unit value	$63.40	$11.06	$11.50	$5.10	$15.90	$16.26	$9.19	$16.16
Identified cost of investment	$28,117,020	$503,059	$2,000,053	$3,496,370	$8,489,416	$7,694,637	$686,248	$5,016,274

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-I
Non-Qualified Policies

Statement of Assets and Liabilities (Continued)
As of December 31, 2018

	MainStay VP U.S. Government Money Market— Initial Class	American Funds IS Asset Allocation Fund— Class 4	American Funds IS Blue Chip Income and Growth Fund— Class 4	American Funds IS Global Small Capitalization Fund— Class 4	American Funds IS Growth Fund— Class 4	American Funds IS New World Fund®— Class 4	BlackRock® Global Allocation V.I. Fund— Class III	BlackRock® High Yield V.I. Fund— Class III
ASSETS:
Investment at net asset value	$3,305,186	$166,025	$133,847	$115,863	$41,491	$244,658	$1,258,858	$351,322
Dividends due and accrued	183	—	—	—	—	—	—	1,495
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	—	—	(923)	—	1	—	—
Net receivable from (payable to) the Fund for shares sold or purchased	170	17	14	935	4	25	134	(1,457)
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	315	16	13	11	4	24	124	35
Administrative charges	27	1	1	1	—	2	10	3

Total net assets	$3,305,197	$166,025	$133,847	$115,863	$41,491	$244,658	$1,258,858	$351,322

Total shares outstanding	3,304,746	7,910	10,980	5,445	604	11,814	97,209	51,445

Net asset value per share (NAV)	$1.00	$20.99	$12.19	$21.28	$68.64	$20.71	$12.95	$6.80

Total units outstanding	2,540,432	17,477	14,051	11,464	4,135	25,011	111,337	33,340
Variable accumulation unit value	$1.30	$9.50	$9.53	$10.11	$10.03	$9.78	$11.31	$10.54
Identified cost of investment	$3,305,075	$176,926	$154,151	$132,500	$47,206	$260,705	$1,399,200	$372,063

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-I
Non-Qualified Policies

Statement of Assets and Liabilities (Continued)
As of December 31, 2018

	ClearBridge Variable Appreciation Portfolio— Class II	Columbia Variable Portfolio— Commodity Strategy Fund— Class 2	Columbia Variable Portfolio— Emerging Markets Bond Fund— Class 2	Columbia Variable Portfolio— Small Cap Value Fund— Class 2	Delaware VIP® Small Cap Value Series— Service Class	Dreyfus IP Technology Growth Portfolio— Initial Shares	DWS Alternative Asset Allocation VIP— Class B	Fidelity® VIP ContrafundSM Portfolio— Initial Class
ASSETS:
Investment at net asset value	$32,697	$4,808	$99,479	$572,987	$2,566	$2,337,778	$173,103	$20,291,812
Dividends due and accrued	—	—	—	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	—	4	—	—	(7,506)	8	20
Net receivable from (payable to) the Fund for shares sold or purchased	3	—	7	61	—	7,754	10	2,126
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	3	—	10	56	—	229	17	1,981
Administrative charges	—	—	1	5	—	19	1	165

Total net assets	$32,697	$4,808	$99,479	$572,987	$2,566	$2,337,778	$173,103	$20,291,812

Total shares outstanding	844	934	11,053	40,580	79	103,625	14,318	631,553

Net asset value per share (NAV)	$38.73	$5.15	$9.00	$14.12	$32.58	$22.56	$12.09	$32.13

Total units outstanding	3,050	675	9,557	27,909	300	88,857	18,231	397,488
Variable accumulation unit value	$10.72	$7.12	$10.41	$20.54	$8.52	$26.31	$9.49	$51.06
Identified cost of investment	$37,525	$5,214	$105,175	$730,289	$3,214	$2,246,858	$183,608	$18,260,617

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-I
Non-Qualified Policies

Statement of Assets and Liabilities (Continued)
As of December 31, 2018

	Fidelity® VIP Emerging Markets Portfolio— Service Class 2	Fidelity® VIP Equity-IncomeSM Portfolio— Initial Class	Fidelity® VIP Growth Opportunities Portfolio— Service Class 2	Fidelity® VIP Mid Cap Portfolio— Service Class 2	Invesco V.I. American Value Fund— Series II Shares	Invesco V.I. International Growth Fund— Series II Shares	Janus Henderson Enterprise Portfolio— Service Shares	Janus Henderson Global Research Portfolio— Institutional Shares
ASSETS:
Investment at net asset value	$68,788	$5,850,457	$510,751	$3,039,415	$144,479	$293,460	$39,726	$6,762,929
Dividends due and accrued	—	—	—	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	—	(7)	(416)	—	8	—	—
Net receivable from (payable to) the Fund for shares sold or purchased	8	621	61	738	15	23	4	717
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	7	573	50	297	14	29	4	662
Administrative charges	1	48	4	25	1	2	—	55

Total net assets	$68,788	$5,850,457	$510,751	$3,039,415	$144,479	$293,460	$39,726	$6,762,929

Total shares outstanding	6,906	287,209	13,635	104,018	10,538	9,027	631	143,495

Net asset value per share (NAV)	$9.96	$20.37	$37.46	$29.22	$13.71	$32.51	$62.99	$47.13

Total units outstanding	8,343	181,425	30,067	95,449	11,963	31,720	3,972	259,523
Variable accumulation unit value	$8.25	$32.26	$16.99	$31.85	$12.08	$9.25	$10.00	$26.06
Identified cost of investment	$76,727	$6,142,987	$495,277	$3,429,514	$179,671	$331,105	$38,931	$4,767,630

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-I
Non-Qualified Policies

Statement of Assets and Liabilities (Continued)
As of December 31, 2018

	MFS® International Value Portfolio— Service Class	MFS® Investors Trust Series— Initial Class	MFS® Research Series— Initial Class	Morgan Stanley VIF U.S. Real Estate Portfolio— Class II	Neuberger Berman AMT Mid Cap Growth Portfolio— Class S	PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)— Advisor Class	PIMCO VIT Low Duration Portfolio— Advisor Class	PIMCO VIT Total Return Portfolio— Advisor Class
ASSETS:
Investment at net asset value	$93,038	$1,037,868	$796,712	$467,818	$1,046,741	$738,189	$180,505	$668,778
Dividends due and accrued	—	—	—	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	12	—	—	6	10	4	10
Net receivable from (payable to) the Fund for shares sold or purchased	10	97	85	50	104	69	15	61
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	9	101	78	46	102	73	18	66
Administrative charges	1	8	7	4	8	6	1	5

Total net assets	$93,038	$1,037,868	$796,712	$467,818	$1,046,741	$738,189	$180,505	$668,778

Total shares outstanding	3,782	38,368	31,958	24,114	47,236	68,099	17,907	63,815

Net asset value per share (NAV)	$24.60	$27.05	$24.93	$19.40	$22.16	$10.84	$10.08	$10.48

Total units outstanding	9,198	48,946	32,788	41,798	36,064	65,420	18,301	64,799
Variable accumulation unit value	$10.12	$21.18	$24.30	$11.19	$29.03	$11.28	$9.86	$10.32
Identified cost of investment	$103,113	$1,053,095	$836,594	$493,063	$1,131,532	$750,045	$181,804	$690,029

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-I
Non-Qualified Policies

Statement of Assets and Liabilities (Continued)
As of December 31, 2018

	Victory VIF Diversified Stock Fund— Class A Shares	MainStay VP Absolute Return Multi-Strategy— Service Class
ASSETS:
Investment at net asset value	$189,479	$—
Dividends due and accrued	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	—
Net receivable from (payable to) the Fund for shares sold or purchased	21	—
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	19	—
Administrative charges	2	—

Total net assets	$189,479	$—

Total shares outstanding	18,540	—

Net asset value per share (NAV)	$10.22	$—

Total units outstanding	9,920	—
Variable accumulation unit value	$19.11	$—
Identified cost of investment	$236,771	$—

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-I
Non-Qualified Policies

Statement of Operations
For the year ended December 31, 2018

	MainStay VP Absolute Return Multi-Strategy— Service Class	MainStay VP Balanced— Service Class	MainStay VP Bond— Initial Class	MainStay VP Conservative Allocation— Service Class	MainStay VP Cushing® Renaissance Advantage— Service Class	MainStay VP Eagle Small Cap Growth— Initial Class	MainStay VP Eagle Small Cap Growth— Service Class	MainStay VP Emerging Markets Equity— Initial Class
INVESTMENT INCOME (LOSS):
Dividend income	$455	$40,960	$140,446	$137,780	$—	$—	$—	$30,617
Mortality and expense risk charges	(4,605)	(36,584)	(62,603)	(78,035)	(688)	(41,590)	(7,379)	(27,232)
Administrative charges	(387)	(3,163)	(5,509)	(6,730)	(57)	(3,736)	(624)	(2,554)

Net investment income (loss)	(4,537)	1,213	72,334	53,015	(745)	(45,326)	(8,003)	831

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	481,407	622,715	1,197,475	761,491	8,706	372,157	83,084	530,547
Cost of investments sold	(536,954)	(616,649)	(1,276,444)	(813,686)	(8,668)	(254,136)	(87,950)	(565,493)

Net realized gain (loss) on investments	(55,547)	6,066	(78,969)	(52,195)	38	118,021	(4,866)	(34,946)
Realized gain distribution received	—	132,569	13,983	—	—	176,979	36,881	—
Change in unrealized appreciation (depreciation) on investments	30,687	(404,407)	(141,437)	(515,783)	(16,825)	(556,311)	(110,707)	(474,314)

Net gain (loss) on investments	(24,860)	(265,772)	(206,423)	(567,978)	(16,787)	(261,311)	(78,692)	(509,260)

Net increase (decrease) in net assets resulting from operations	$(29,397)	$(264,559)	$(134,089)	$(514,963)	$(17,532)	$(306,637)	$(86,695)	$(508,429)

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-I
Non-Qualified Policies

Statement of Operations (Continued)
For the year ended December 31, 2018

	MainStay VP Epoch U.S. Equity Yield— Initial Class	MainStay VP Epoch U.S. Small Cap— Initial Class	MainStay VP Fidelity Institutional AM® Utilities— Service Class	MainStay VP Floating Rate— Service Class	MainStay VP Growth Allocation— Service Class	MainStay VP Income Builder— Initial Class	MainStay VP Indexed Bond— Service Class	MainStay VP IQ Hedge Multi- Strategy— Service Class (a)
INVESTMENT INCOME (LOSS):
Dividend income	$387,251	$22,451	$77,790	$191,463	$30,318	$714,369	$1,052	$1,963
Mortality and expense risk charges	(223,064)	(37,037)	(100,851)	(51,063)	(28,776)	(314,933)	(315)	(349)
Administrative charges	(19,605)	(3,296)	(8,910)	(4,490)	(2,587)	(27,934)	(26)	(29)

Net investment income (loss)	144,582	(17,882)	(31,971)	135,910	(1,045)	371,502	711	1,585

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	2,497,518	381,019	1,507,668	829,523	624,817	3,976,363	10,263	4,702
Cost of investments sold	(1,687,980)	(268,635)	(1,274,922)	(854,845)	(601,504)	(2,568,372)	(10,310)	(4,750)

Net realized gain (loss) on investments	809,538	112,384	232,746	(25,322)	23,313	1,407,991	(47)	(48)
Realized gain distribution received	1,187,261	352,493	13,557	—	88,109	1,124,930	—	—
Change in unrealized appreciation (depreciation) on investments	(3,316,876)	(976,238)	(267,690)	(181,333)	(438,323)	(4,628,459)	(289)	(7,997)

Net gain (loss) on investments	(1,320,077)	(511,361)	(21,387)	(206,655)	(326,901)	(2,095,538)	(336)	(8,045)

Net increase (decrease) in net assets resulting from operations	$(1,175,495)	$(529,243)	$(53,358)	$(70,745)	$(327,946)	$(1,724,036)	$375	$(6,460)

(a) For the period November 30, 2018 (commencement of Investment Division) through December 31, 2018.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-I
Non-Qualified Policies

Statement of Operations (Continued)
For the year ended December 31, 2018

	MainStay VP Janus Henderson Balanced— Initial Class	MainStay VP Large Cap Growth— Initial Class	MainStay VP MacKay Common Stock— Initial Class	MainStay VP MacKay Convertible— Initial Class	MainStay VP MacKay Government— Initial Class	MainStay VP MacKay Growth— Initial Class	MainStay VP MacKay High Yield Corporate Bond— Initial Class	MainStay VP MacKay International Equity— Initial Class
INVESTMENT INCOME (LOSS):
Dividend income	$300,817	$—	$334,969	$130,811	$108,145	$215,537	$2,137,844	$59,983
Mortality and expense risk charges	(203,977)	(64,771)	(264,351)	(95,888)	(53,370)	(430,407)	(450,759)	(61,236)
Administrative charges	(17,876)	(5,682)	(23,025)	(8,378)	(4,978)	(39,499)	(39,399)	(5,297)

Net investment income (loss)	78,964	(70,453)	47,593	26,545	49,797	(254,369)	1,647,686	(6,550)

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	2,189,712	1,063,024	3,311,142	1,159,834	1,103,187	4,626,003	5,839,793	659,442
Cost of investments sold	(1,624,764)	(936,203)	(1,362,691)	(1,041,371)	(1,226,011)	(3,225,015)	(5,495,633)	(490,829)

Net realized gain (loss) on investments	564,948	126,821	1,948,451	118,463	(122,824)	1,400,988	344,160	168,613
Realized gain distribution received	884,666	732,139	1,887,729	292,035	—	2,093,331	—	92,472
Change in unrealized appreciation (depreciation) on investments	(1,609,864)	(684,361)	(5,222,568)	(695,593)	(3,275)	(4,742,993)	(2,974,575)	(909,836)

Net gain (loss) on investments	(160,250)	174,599	(1,386,388)	(285,095)	(126,099)	(1,248,674)	(2,630,415)	(648,751)

Net increase (decrease) in net assets resulting from operations	$(81,286)	$104,146	$(1,338,795)	$(258,550)	$(76,302)	$(1,503,043)	$(982,729)	$(655,301)

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-I
Non-Qualified Policies

Statement of Operations (Continued)
For the year ended December 31, 2018

	MainStay VP MacKay Mid Cap Core— Initial Class	MainStay VP MacKay S&P 500 Index— Initial Class	MainStay VP MacKay Small Cap Core— Service Class	MainStay VP MacKay Unconstrained Bond— Service Class	MainStay VP Mellon Natural Resources— Initial Class	MainStay VP Moderate Allocation— Service Class	MainStay VP Moderate Growth Allocation— Service Class	MainStay VP PIMCO Real Return— Service Class
INVESTMENT INCOME (LOSS):
Dividend income	$73,894	$695,780	$—	$63,945	$—	$172,812	$132,260	$9,297
Mortality and expense risk charges	(92,595)	(597,630)	(6,613)	(24,905)	(38,580)	(105,565)	(99,154)	(8,359)
Administrative charges	(8,005)	(52,569)	(582)	(2,146)	(3,537)	(9,102)	(8,497)	(725)

Net investment income (loss)	(26,706)	45,581	(7,195)	36,894	(42,117)	58,145	24,609	213

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	914,310	5,657,456	91,416	296,494	483,891	1,522,613	1,342,562	140,874
Cost of investments sold	(701,831)	(2,398,748)	(75,924)	(315,529)	(667,841)	(1,567,518)	(1,171,102)	(147,802)

Net realized gain (loss) on investments	212,479	3,258,708	15,492	(19,035)	(183,950)	(44,905)	171,460	(6,928)
Realized gain distribution received	937,412	912,644	66,692	—	—	258,891	333,070	—
Change in unrealized appreciation (depreciation) on investments	(2,079,773)	(6,775,602)	(160,309)	(73,484)	(764,024)	(1,105,338)	(1,466,403)	(22,093)

Net gain (loss) on investments	(929,882)	(2,604,250)	(78,125)	(92,519)	(947,974)	(891,352)	(961,873)	(29,021)

Net increase (decrease) in net assets resulting from operations	$(956,588)	$(2,558,669)	$(85,320)	$(55,625)	$(990,091)	$(833,207)	$(937,264)	$(28,808)

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-I
Non-Qualified Policies

Statement of Operations (Continued)
For the year ended December 31, 2018

	MainStay VP T. Rowe Price Equity Income— Initial Class	MainStay VP U.S. Government Money Market— Initial Class	American Funds IS Asset Allocation Fund— Class 4 (b)	American Funds IS Blue Chip Income and Growth Fund— Class 4	American Funds IS Global Small Capitalization Fund— Class 4	American Funds IS Growth Fund— Class 4	American Funds IS New World Fund®— Class 4	BlackRock® Global Allocation V.I. Fund— Class III
INVESTMENT INCOME (LOSS):
Dividend income	$111,086	$50,119	$1,854	$2,309	$54	$149	$1,820	$11,900
Mortality and expense risk charges	(68,839)	(44,836)	(729)	(1,173)	(2,947)	(287)	(3,222)	(16,990)
Administrative charges	(5,922)	(4,294)	(61)	(98)	(246)	(24)	(280)	(1,450)

Net investment income (loss)	36,325	989	1,064	1,038	(3,139)	(162)	(1,682)	(6,540)

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	952,877	2,913,478	5,524	58,356	144,751	84,502	73,644	205,746
Cost of investments sold	(694,975)	(2,913,479)	(5,792)	(65,959)	(142,369)	(91,581)	(59,700)	(216,671)

Net realized gain (loss) on investments	257,902	(1)	(268)	(7,603)	2,382	(7,079)	13,944	(10,925)
Realized gain distribution received	505,503	—	—	7,526	10,789	8,861	7,060	60,489
Change in unrealized appreciation (depreciation) on investments	(1,363,362)	1	(10,902)	(20,305)	(33,803)	(5,760)	(63,516)	(165,703)

Net gain (loss) on investments	(599,957)	—	(11,170)	(20,382)	(20,632)	(3,978)	(42,512)	(116,139)

Net increase (decrease) in net assets resulting from operations	$(563,632)	$989	$(10,106)	$(19,344)	$(23,771)	$(4,140)	$(44,194)	$(122,679)

(b) For the period May 1, 2018 (commencement of Investment Division) through December 31, 2018.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-I
Non-Qualified Policies

Statement of Operations (Continued)
For the year ended December 31, 2018

	BlackRock® High Yield V.I. Fund— Class III	ClearBridge Variable Appreciation Portfolio— Class II	Columbia Variable Portfolio— Commodity Strategy Fund— Class 2	Columbia Variable Portfolio— Emerging Markets Bond Fund— Class 2	Columbia Variable Portfolio— Small Cap Value Fund— Class 2	Delaware VIP® Small Cap Value Series— Service Class	Dreyfus IP Technology Growth Portfolio— Initial Shares	DWS Alternative Asset Allocation VIP— Class B
INVESTMENT INCOME (LOSS):
Dividend income	$18,132	$378	$—	$5,285	$1,174	$18	$—	$914
Mortality and expense risk charges	(4,152)	(138)	(163)	(1,447)	(8,580)	(31)	(29,887)	(1,159)
Administrative charges	(346)	(12)	(13)	(121)	(738)	(3)	(2,563)	(98)

Net investment income (loss)	13,634	228	(176)	3,717	(8,144)	(16)	(32,450)	(343)

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	10,640	387	70,459	102,290	163,427	34	503,726	11,550
Cost of investments sold	(10,904)	(370)	(75,911)	(109,764)	(149,206)	(24)	(367,217)	(11,804)

Net realized gain (loss) on investments	(264)	17	(5,452)	(7,474)	14,221	10	136,509	(254)
Realized gain distribution received	—	1,262	—	—	100,438	219	117,598	—
Change in unrealized appreciation (depreciation) on investments	(28,125)	(4,829)	3,159	(7,711)	(244,431)	(649)	(344,113)	(12,090)

Net gain (loss) on investments	(28,389)	(3,550)	(2,293)	(15,185)	(129,772)	(420)	(90,006)	(12,344)

Net increase (decrease) in net assets resulting from operations	$(14,755)	$(3,322)	$(2,469)	$(11,468)	$(137,916)	$(436)	$(122,456)	$(12,687)

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-I
Non-Qualified Policies

Statement of Operations (Continued)
For the year ended December 31, 2018

	Fidelity® VIP ContrafundSM Portfolio— Initial Class	Fidelity® VIP Emerging Markets Portfolio— Service Class 2 (b)	Fidelity® VIP Equity-IncomeSM Portfolio— Initial Class	Fidelity® VIP Growth Opportunities Portfolio— Service Class 2	Fidelity® VIP Mid Cap Portfolio— Service Class 2	Invesco V.I. American Value Fund— Series II Shares	Invesco V.I. International Growth Fund— Series II Shares	Janus Henderson Enterprise Portfolio— Service Shares
INVESTMENT INCOME (LOSS):
Dividend income	$164,928	$426	$149,835	$364	$15,463	$340	$5,950	$38
Mortality and expense risk charges	(286,421)	(306)	(83,273)	(4,976)	(47,530)	(2,095)	(4,075)	(465)
Administrative charges	(24,986)	(25)	(7,265)	(422)	(4,132)	(180)	(346)	(39)

Net investment income (loss)	(146,479)	95	59,297	(5,034)	(36,199)	(1,935)	1,529	(466)

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	3,118,157	324	1,287,018	224,396	920,636	14,960	77,945	144,111
Cost of investments sold	(2,426,591)	(354)	(1,038,871)	(173,879)	(793,292)	(13,722)	(68,270)	(154,457)

Net realized gain (loss) on investments	691,566	(30)	248,147	50,517	127,344	1,238	9,675	(10,346)
Realized gain distribution received	2,060,019	—	326,851	23,631	368,361	24,489	2,334	1,607
Change in unrealized appreciation (depreciation) on investments	(4,230,068)	(7,939)	(1,243,142)	(35,793)	(1,022,294)	(47,700)	(70,805)	748

Net gain (loss) on investments	(1,478,483)	(7,969)	(668,144)	38,355	(526,589)	(21,973)	(58,796)	(7,991)

Net increase (decrease) in net assets resulting from operations	$(1,624,962)	$(7,874)	$(608,847)	$33,321	$(562,788)	$(23,908)	$(57,267)	$(8,457)

(b) For the period May 1, 2018 (commencement of Investment Division) through December 31, 2018.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-I
Non-Qualified Policies

Statement of Operations (Continued)
For the year ended December 31, 2018

	Janus Henderson Global Research Portfolio— Institutional Shares	MFS® International Value Portfolio— Service Class	MFS® Investors Trust Series— Initial Class	MFS® Research Series— Initial Class	Morgan Stanley VIF U.S. Real Estate Portfolio— Class II	Neuberger Berman AMT Mid Cap Growth Portfolio— Class S	PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)— Advisor Class	PIMCO VIT Low Duration Portfolio— Advisor Class
INVESTMENT INCOME (LOSS):
Dividend income	$88,595	$646	$7,058	$5,826	$13,527	$—	$9,833	$1,928
Mortality and expense risk charges	(95,877)	(907)	(13,240)	(9,872)	(7,033)	(14,256)	(9,826)	(1,277)
Administrative charges	(8,820)	(76)	(1,115)	(874)	(592)	(1,231)	(832)	(107)

Net investment income (loss)	(16,102)	(337)	(7,297)	(4,920)	5,902	(15,487)	(825)	544

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	1,035,850	9,861	103,180	51,289	253,144	192,680	167,851	27,865
Cost of investments sold	(535,649)	(10,151)	(68,236)	(30,616)	(242,618)	(185,796)	(169,255)	(28,272)

Net realized gain (loss) on investments	500,201	(290)	34,944	20,673	10,526	6,884	(1,404)	(407)
Realized gain distribution received	—	804	49,053	96,245	—	96,031	2,348	—
Change in unrealized appreciation (depreciation) on investments	(1,060,886)	(12,058)	(153,867)	(164,802)	(71,595)	(185,976)	5,580	(1,128)

Net gain (loss) on investments	(560,685)	(11,544)	(69,870)	(47,884)	(61,069)	(83,061)	6,524	(1,535)

Net increase (decrease) in net assets resulting from operations	$(576,787)	$(11,881)	$(77,167)	$(52,804)	$(55,167)	$(98,548)	$5,699	$(991)
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-I
Non-Qualified Policies

Statement of Operations (Continued)
For the year ended December 31, 2018

	PIMCO VIT Total Return Portfolio— Advisor Class	Victory VIF Diversified Stock Fund— Class A Shares
INVESTMENT INCOME (LOSS):
Dividend income	$15,160	$1,044
Mortality and expense risk charges	(7,385)	(3,014)
Administrative charges	(622)	(255)

Net investment income (loss)	7,153	(2,225)

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	52,172	55,750
Cost of investments sold	(52,781)	(47,194)

Net realized gain (loss) on investments	(609)	8,556
Realized gain distribution received	7,944	38,603
Change in unrealized appreciation (depreciation) on investments	(23,774)	(78,637)

Net gain (loss) on investments	(16,439)	(31,478)

Net increase (decrease) in net assets resulting from operations	$(9,286)	$(33,703)

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-I
Non-Qualified Policies

Statement of Changes in Net Assets
For the years ended December 31, 2018
and December 31, 2017

	MainStay VP Absolute Return Multi-Strategy— Service Class		MainStay VP Balanced— Service Class		MainStay VP Bond— Initial Class		MainStay VP Conservative Allocation— Service Class		MainStay VP Cushing® Renaissance Advantage— Service Class
	2018	2017	2018	2017	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(4,537)	$(1,461)	$1,213	$(8,060)	$72,334	$72,750	$53,015	$34,448	$(745)	$(880)
Net realized gain (loss) on investments	(55,547)	(20,571)	6,066	72,904	(78,969)	(83,666)	(52,195)	(34,086)	38	1,864
Realized gain distribution received	—	—	132,569	66,239	13,983	55,516	—	—	—	—
Change in unrealized appreciation (depreciation) on investments	30,687	14,856	(404,407)	134,572	(141,437)	107,245	(515,783)	577,306	(16,825)	(2,578)

Net increase (decrease) in net assets resulting from operations	(29,397)	(7,176)	(264,559)	265,655	(134,089)	151,845	(514,963)	577,668	(17,532)	(1,594)

Contributions and (Withdrawals):
Payments received from policyowners	8,728	39,488	80,765	14,322	23,584	903,530	40,379	186,787	165	50
Policyowners' surrenders	(49,623)	(24,784)	(406,868)	(240,069)	(517,622)	(488,262)	(462,268)	(372,288)	(5,546)	(26,270)
Policyowners' annuity and death benefits	(9,869)	—	(8,497)	(116,029)	(274,089)	(141,945)	(25,276)	(223,811)	—	—
Net transfers from (to) Fixed Account	(15,285)	621	(12,217)	(70,617)	(45,026)	(939,195)	(173,991)	(56,731)	(1,043)	7,000
Transfers between Investment Divisions	(391,958)	68,188	(57,844)	164,519	(49,238)	30,912	142,093	(11,206)	10,646	4,272

Net contributions and (withdrawals)	(458,007)	83,513	(404,661)	(247,874)	(862,391)	(634,960)	(479,063)	(477,249)	4,222	(14,948)

Increase (decrease) in net assets	(487,404)	76,337	(669,220)	17,781	(996,480)	(483,115)	(994,026)	100,419	(13,310)	(16,542)

NET ASSETS:
Beginning of period	487,404	411,067	3,331,196	3,313,415	5,845,588	6,328,703	6,811,936	6,711,517	55,569	72,111

End of period	$—	$487,404	$2,661,976	$3,331,196	$4,849,108	$5,845,588	$5,817,910	$6,811,936	$42,259	$55,569

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-I
Non-Qualified Policies

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2018
and December 31, 2017

	MainStay VP Eagle Small Cap Growth— Initial Class		MainStay VP Eagle Small Cap Growth— Service Class		MainStay VP Emerging Markets Equity— Initial Class		MainStay VP Epoch U.S. Equity Yield— Initial Class		MainStay VP Epoch U.S. Small Cap— Initial Class
	2018	2017	2018	2017	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(45,326)	$(45,437)	$(8,003)	$(5,714)	$831	$(2,641)	$144,582	$(224)	$(17,882)	$(27,290)
Net realized gain (loss) on investments	118,021	167,945	(4,866)	(1,154)	(34,946)	(49,823)	809,538	1,343,932	112,384	320,648
Realized gain distribution received	176,979	163,235	36,881	23,563	—	—	1,187,261	—	352,493	282,277
Change in unrealized appreciation (depreciation) on investments	(556,311)	386,596	(110,707)	65,802	(474,314)	859,728	(3,316,876)	1,854,644	(976,238)	(150,890)

Net increase (decrease) in net assets resulting from operations	(306,637)	672,339	(86,695)	82,497	(508,429)	807,264	(1,175,495)	3,198,352	(529,243)	424,745

Contributions and (Withdrawals):
Payments received from policyowners	16,810	22,627	1,062	903	33,019	31,636	199,596	215,855	103,375	29,892
Policyowners' surrenders	(175,152)	(479,872)	(50,093)	(5,668)	(207,874)	(203,031)	(1,417,222)	(2,215,635)	(184,981)	(288,474)
Policyowners' annuity and death benefits	(56,686)	(63,890)	(334)	(2,675)	(34,047)	(14,421)	(576,786)	(399,863)	(500)	(56,345)
Net transfers from (to) Fixed Account	(35,953)	(24,565)	358	3,715	(112,720)	(18,297)	(233,110)	(484,551)	(51,347)	(22,862)
Transfers between Investment Divisions	(56,945)	(49,028)	173,513	108,710	(109,379)	46,825	(36,062)	(330,807)	(31,488)	(178,398)

Net contributions and (withdrawals)	(307,926)	(594,728)	124,506	104,985	(431,001)	(157,288)	(2,063,584)	(3,215,001)	(164,941)	(516,187)

Increase (decrease) in net assets	(614,563)	77,611	37,811	187,482	(939,430)	649,976	(3,239,079)	(16,649)	(694,184)	(91,442)

NET ASSETS:
Beginning of period	3,464,857	3,387,246	533,961	346,479	2,637,194	1,987,218	19,818,794	19,835,443	3,186,663	3,278,105

End of period	$2,850,294	$3,464,857	$571,772	$533,961	$1,697,764	$2,637,194	$16,579,715	$19,818,794	$2,492,479	$3,186,663

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-I
Non-Qualified Policies

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2018
and December 31, 2017

	MainStay VP Fidelity Institutional AM® Utilities— Service Class		MainStay VP Floating Rate— Service Class		MainStay VP Growth Allocation— Service Class		MainStay VP Income Builder— Initial Class		MainStay VP Indexed Bond— Service Class
	2018	2017	2018	2017	2018	2017	2018	2017	2018
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(31,971)	$229,996	$135,910	$117,594	$(1,045)	$(11,601)	$371,502	$685,570	$711
Net realized gain (loss) on investments	232,746	221,652	(25,322)	(24,118)	23,313	82,998	1,407,991	1,596,176	(47)
Realized gain distribution received	13,557	—	—	—	88,109	43,176	1,124,930	—	—
Change in unrealized appreciation (depreciation) on investments	(267,690)	661,587	(181,333)	10,220	(438,323)	334,455	(4,628,459)	785,776	(289)

Net increase (decrease) in net assets resulting from operations	(53,358)	1,113,235	(70,745)	103,696	(327,946)	449,028	(1,724,036)	3,067,522	375

Contributions and (Withdrawals):
Payments received from policyowners	100,655	82,713	471,448	63,257	220,594	266,000	404,348	406,753	—
Policyowners' surrenders	(717,292)	(985,552)	(440,041)	(414,054)	(245,018)	(354,548)	(1,816,337)	(2,387,740)	(9,851)
Policyowners' annuity and death benefits	(142,808)	(154,316)	(2,697)	(233,774)	(25,991)	(8,194)	(873,327)	(819,322)	—
Net transfers from (to) Fixed Account	(233,062)	(58,554)	(95,862)	(78,394)	(82,873)	2,097	(437,711)	(628,430)	6,257
Transfers between Investment Divisions	(143,972)	(76,608)	(19,917)	118,418	(210,791)	57,210	(668,826)	387,444	68,663

Net contributions and (withdrawals)	(1,136,479)	(1,192,317)	(87,069)	(544,547)	(344,079)	(37,435)	(3,391,853)	(3,041,295)	65,069

Increase (decrease) in net assets	(1,189,837)	(79,082)	(157,814)	(440,851)	(672,025)	411,593	(5,115,889)	26,227	65,444

NET ASSETS:
Beginning of period	8,848,438	8,927,520	4,254,919	4,695,770	2,591,676	2,180,083	28,854,971	28,828,744	—

End of period	$7,658,601	$8,848,438	$4,097,105	$4,254,919	$1,919,651	$2,591,676	$23,739,082	$28,854,971	$65,444

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-I
Non-Qualified Policies

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2018
and December 31, 2017

	MainStay VP IQ Hedge Multi- Strategy— Service Class	MainStay VP Janus Henderson Balanced— Initial Class		MainStay VP Large Cap Growth— Initial Class		MainStay VP MacKay Common Stock— Initial Class		MainStay VP MacKay Convertible— Initial Class
	2018 (a)	2018	2017	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$1,585	$78,964	$81,222	$(70,453)	$(58,258)	$47,593	$10,758	$26,545	$34,139
Net realized gain (loss) on investments	(48)	564,948	565,425	126,821	159,875	1,948,451	1,843,112	118,463	132,725
Realized gain distribution received	—	884,666	718,746	732,139	159,854	1,887,729	888,744	292,035	133,280
Change in unrealized appreciation (depreciation) on investments	(7,997)	(1,609,864)	1,321,992	(684,361)	915,948	(5,222,568)	1,448,172	(695,593)	479,459

Net increase (decrease) in net assets resulting from operations	(6,460)	(81,286)	2,687,385	104,146	1,177,419	(1,338,795)	4,190,786	(258,550)	779,603

Contributions and (Withdrawals):
Payments received from policyowners	226	201,658	93,221	109,787	53,911	314,639	239,745	140,688	116,764
Policyowners' surrenders	(292)	(1,019,983)	(1,784,919)	(661,326)	(374,029)	(1,684,072)	(1,822,712)	(807,220)	(745,885)
Policyowners' annuity and death benefits	(3,158)	(385,067)	(468,842)	(131,452)	(128,501)	(500,737)	(369,643)	(182,385)	(38,625)
Net transfers from (to) Fixed Account	48	(286,591)	(167,019)	(80,720)	(84,544)	(356,616)	(412,018)	(114,605)	(14,221)
Transfers between Investment Divisions	351,601	(182,665)	(47,854)	727,741	58,825	(458,446)	(161,781)	520,748	320,500

Net contributions and (withdrawals)	348,425	(1,672,648)	(2,375,413)	(35,970)	(474,338)	(2,685,232)	(2,526,409)	(442,774)	(361,467)

Increase (decrease) in net assets	341,965	(1,753,934)	311,972	68,176	703,081	(4,024,027)	1,664,377	(701,324)	418,136

NET ASSETS:
Beginning of period	—	17,240,931	16,928,959	4,684,019	3,980,938	22,636,407	20,972,030	7,946,237	7,528,101

End of period	$341,965	$15,486,997	$17,240,931	$4,752,195	$4,684,019	$18,612,380	$22,636,407	$7,244,913	$7,946,237

(a) For the period November 30, 2018 (commencement of Investment Division) through December 31, 2018.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-I
Non-Qualified Policies

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2018
and December 31, 2017

	MainStay VP MacKay Government— Initial Class		MainStay VP MacKay Growth— Initial Class		MainStay VP MacKay High Yield Corporate Bond— Initial Class		MainStay VP MacKay International Equity— Initial Class		MainStay VP MacKay Mid Cap Core— Initial Class
	2018	2017	2018	2017	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$49,797	$75,089	$(254,369)	$(360,620)	$1,647,686	$1,876,083	$(6,550)	$(34,706)	$(26,706)	$(20,540)
Net realized gain (loss) on investments	(122,824)	(86,411)	1,400,988	(760,186)	344,160	908,661	168,613	300,767	212,479	444,484
Realized gain distribution received	—	—	2,093,331	242,387	—	—	92,472	—	937,412	92,587
Change in unrealized appreciation (depreciation) on investments	(3,275)	57,166	(4,742,993)	9,566,509	(2,974,575)	(490,746)	(909,836)	1,002,949	(2,079,773)	760,256

Net increase (decrease) in net assets resulting from operations	(76,302)	45,844	(1,503,043)	8,688,090	(982,729)	2,293,998	(655,301)	1,269,010	(956,588)	1,276,787

Contributions and (Withdrawals):
Payments received from policyowners	38,452	132,100	226,656	460,432	556,641	928,747	113,449	37,663	34,737	142,013
Policyowners' surrenders	(576,174)	(391,468)	(1,950,202)	(3,719,351)	(3,508,223)	(4,290,183)	(401,840)	(506,078)	(290,217)	(875,657)
Policyowners' annuity and death benefits	(281,617)	(114,352)	(799,102)	(848,004)	(952,047)	(1,884,474)	(10,088)	(87,778)	(221,524)	(92,871)
Net transfers from (to) Fixed Account	(143,733)	(222,756)	(443,754)	(589,694)	(203,098)	(352,751)	(119,737)	(45,514)	(12,203)	(160,506)
Transfers between Investment Divisions	(14,833)	(247,214)	(970,627)	(536,197)	(534,559)	(558,087)	405,477	(94,645)	(137,017)	(164,239)

Net contributions and (withdrawals)	(977,905)	(843,690)	(3,937,029)	(5,232,814)	(4,641,286)	(6,156,748)	(12,739)	(696,352)	(626,224)	(1,151,260)

Increase (decrease) in net assets	(1,054,207)	(797,846)	(5,440,072)	3,455,276	(5,624,015)	(3,862,750)	(668,040)	572,658	(1,582,812)	125,527

NET ASSETS:
Beginning of period	5,132,439	5,930,285	35,713,475	32,258,199	40,164,171	44,026,921	5,002,605	4,429,947	7,982,743	7,857,216

End of period	$4,078,232	$5,132,439	$30,273,403	$35,713,475	$34,540,156	$40,164,171	$4,334,565	$5,002,605	$6,399,931	$7,982,743

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-I
Non-Qualified Policies

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2018
and December 31, 2017

	MainStay VP MacKay S&P 500 Index— Initial Class		MainStay VP MacKay Small Cap Core— Service Class		MainStay VP MacKay Unconstrained Bond— Service Class		MainStay VP Mellon Natural Resources— Initial Class		MainStay VP Moderate Allocation— Service Class
	2018	2017	2018	2017	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$45,581	$42,742	$(7,195)	$(8,369)	$36,894	$31,402	$(42,117)	$(47,014)	$58,145	$15,856
Net realized gain (loss) on investments	3,258,708	3,601,523	15,492	37,375	(19,035)	(17,038)	(183,950)	(279,260)	(44,905)	(16,138)
Realized gain distribution received	912,644	697,026	66,692	10,319	—	—	—	—	258,891	39,159
Change in unrealized appreciation (depreciation) on investments	(6,775,602)	4,339,732	(160,309)	31,383	(73,484)	45,196	(764,024)	224,115	(1,105,338)	1,064,688

Net increase (decrease) in net assets resulting from operations	(2,558,669)	8,681,023	(85,320)	70,708	(55,625)	59,560	(990,091)	(102,159)	(833,207)	1,103,565

Contributions and (Withdrawals):
Payments received from policyowners	895,616	548,718	1,589	1,276	5,889	98,889	33,167	30,435	167,573	242,976
Policyowners' surrenders	(3,540,803)	(3,873,966)	(58,917)	(91,841)	(145,522)	(100,893)	(113,305)	(288,895)	(555,309)	(535,247)
Policyowners' annuity and death benefits	(785,509)	(919,057)	(10,535)	(3,953)	(49,013)	(159,236)	(31,090)	(78,010)	(696,811)	(263,432)
Net transfers from (to) Fixed Account	(376,735)	(737,941)	(356)	(28,072)	(21,301)	(16,871)	(22,187)	(15,055)	(110,862)	(239,176)
Transfers between Investment Divisions	36,220	450,481	10,320	(38,723)	140,400	369,615	(193,671)	(93,555)	152,782	292,276

Net contributions and (withdrawals)	(3,771,211)	(4,531,765)	(57,899)	(161,313)	(69,547)	191,504	(327,086)	(445,080)	(1,042,627)	(502,603)

Increase (decrease) in net assets	(6,329,880)	4,149,258	(143,219)	(90,605)	(125,172)	251,064	(1,317,177)	(547,239)	(1,875,834)	600,962

NET ASSETS:
Beginning of period	49,934,494	45,785,236	577,397	668,002	2,039,740	1,788,676	3,629,163	4,176,402	9,386,265	8,785,303

End of period	$43,604,614	$49,934,494	$434,178	$577,397	$1,914,568	$2,039,740	$2,311,986	$3,629,163	$7,510,431	$9,386,265

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-I
Non-Qualified Policies

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2018
and December 31, 2017

	MainStay VP Moderate Growth Allocation— Service Class		MainStay VP PIMCO Real Return— Service Class		MainStay VP T. Rowe Price Equity Income— Initial Class		MainStay VP U.S. Government Money Market— Initial Class		American Funds IS Asset Allocation Fund— Class 4
	2018	2017	2018	2017	2018	2017	2018	2017	2018 (b)
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$24,609	$(6,164)	$213	$358	$36,325	$46,352	$989	$(51,758)	$1,064
Net realized gain (loss) on investments	171,460	213,004	(6,928)	(72,680)	257,902	249,626	(1)	2	(268)
Realized gain distribution received	333,070	164,853	—	—	505,503	273,369	—	—	—
Change in unrealized appreciation (depreciation) on investments	(1,466,403)	947,042	(22,093)	88,093	(1,363,362)	251,047	1	(533)	(10,902)

Net increase (decrease) in net assets resulting from operations	(937,264)	1,318,735	(28,808)	15,771	(563,632)	820,394	989	(52,289)	(10,106)

Contributions and (Withdrawals):
Payments received from policyowners	124,638	141,077	1,347	11,368	36,477	66,850	672,189	722,177	501
Policyowners' surrenders	(962,116)	(988,534)	(31,779)	(65,769)	(487,090)	(371,479)	(1,410,868)	(393,396)	—
Policyowners' annuity and death benefits	(118,191)	(8,418)	(15,396)	(40,360)	(270,584)	(174,844)	(44,410)	(81,734)	—
Net transfers from (to) Fixed Account	(84,719)	(153,715)	(32,941)	(66,054)	(23,377)	(23,455)	(431,957)	(248,321)	—
Transfers between Investment Divisions	20,011	55,262	29,127	(88,126)	(87,285)	(153,281)	(528,856)	(1,144,025)	175,630

Net contributions and (withdrawals)	(1,020,377)	(954,328)	(49,642)	(248,941)	(831,859)	(656,209)	(1,743,902)	(1,145,299)	176,131

Increase (decrease) in net assets	(1,957,641)	364,407	(78,450)	(233,170)	(1,395,491)	164,185	(1,742,913)	(1,197,588)	166,025

NET ASSETS:
Beginning of period	8,627,044	8,262,637	735,793	968,963	6,130,145	5,965,960	5,048,110	6,245,698	—

End of period	$6,669,403	$8,627,044	$657,343	$735,793	$4,734,654	$6,130,145	$3,305,197	$5,048,110	$166,025

(b) For the period May 1, 2018 (commencement of Investment Division) through December 31, 2018.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-I
Non-Qualified Policies

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2018
and December 31, 2017

	American Funds IS Blue Chip Income and Growth Fund— Class 4	American Funds IS Global Small Capitalization Fund— Class 4		American Funds IS Growth Fund— Class 4		American Funds IS New World Fund®— Class 4		BlackRock ® Global Allocation V.I. Fund— Class III
	2018	2018	2017	2018	2017 (c)	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$1,038	$(3,139)	$(1,071)	$(162)	$(2)	$(1,682)	$(994)	$(6,540)	$835
Net realized gain (loss) on investments	(7,603)	2,382	(278)	(7,079)	1	13,944	6,289	(10,925)	(8,046)
Realized gain distribution received	7,526	10,789	—	8,861	—	7,060	—	60,489	16,470
Change in unrealized appreciation (depreciation) on investments	(20,305)	(33,803)	24,631	(5,760)	45	(63,516)	46,395	(165,703)	136,296

Net increase (decrease) in net assets resulting from operations	(19,344)	(23,771)	23,282	(4,140)	44	(44,194)	51,690	(122,679)	145,555

Contributions and (Withdrawals):
Payments received from policyowners	30,000	721	15,471	437	—	369	7,717	63,277	89,383
Policyowners' surrenders	(36)	(923)	—	(84,827)	—	(23,637)	(9,908)	(179,059)	(126,029)
Policyowners' annuity and death benefits	—	—	—	—	—	(869)	—	(2,840)	(10,944)
Net transfers from (to) Fixed Account	(50,014)	(7,437)	796	3,336	4,818	3,089	(12,269)	18,888	(24,940)
Transfers between Investment Divisions	173,241	(86,475)	154,966	121,824	(1)	46,373	66,039	46,775	216,192

Net contributions and (withdrawals)	153,191	(94,114)	171,233	40,770	4,817	25,325	51,579	(52,959)	143,662

Increase (decrease) in net assets	133,847	(117,885)	194,515	36,630	4,861	(18,869)	103,269	(175,638)	289,217

NET ASSETS:
Beginning of period	—	233,748	39,233	4,861	—	263,527	160,258	1,434,496	1,145,279

End of period	$133,847	$115,863	$233,748	$41,491	$4,861	$244,658	$263,527	$1,258,858	$1,434,496

(c) For the period November 13, 2017 (commencement of Investment Division) through December 31, 2017.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-I
Non-Qualified Policies

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2018
and December 31, 2017

	BlackRock ® High Yield V.I. Fund— Class III		ClearBridge Variable Appreciation Portfolio— Class II	Columbia Variable Portfolio— Commodity Strategy Fund— Class 2		Columbia Variable Portfolio— Emerging Markets Bond Fund— Class 2		Columbia Variable Portfolio— Small Cap Value Fund— Class 2
	2018	2017	2018	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$13,634	$6,620	$228	$(176)	$3,156	$3,717	$1,870	$(8,144)	$(8,312)
Net realized gain (loss) on investments	(264)	479	17	(5,452)	117	(7,474)	1,812	14,221	50,794
Realized gain distribution received	—	—	1,262	—	—	—	—	100,438	56,145
Change in unrealized appreciation (depreciation) on investments	(28,125)	2,853	(4,829)	3,159	(4,321)	(7,711)	502	(244,431)	(6,100)

Net increase (decrease) in net assets resulting from operations	(14,755)	9,952	(3,322)	(2,469)	(1,048)	(11,468)	4,184	(137,916)	92,527

Contributions and (Withdrawals):
Payments received from policyowners	—	14,999	—	749	501	2,548	2,487	44,214	5,289
Policyowners' surrenders	(1,158)	(15,452)	—	(69,937)	(750)	(4,103)	(1,178)	(121,083)	(83,703)
Policyowners' annuity and death benefits	—	—	—	—	—	—	—	(503)	(7,219)
Net transfers from (to) Fixed Account	(4,040)	—	—	—	(34)	2,178	186	23,406	(39,056)
Transfers between Investment Divisions	180,149	11,926	36,019	174	38,161	(28,318)	84,711	(5,521)	(11,082)

Net contributions and (withdrawals)	174,951	11,473	36,019	(69,014)	37,878	(27,695)	86,206	(59,487)	(135,771)

Increase (decrease) in net assets	160,196	21,425	32,697	(71,483)	36,830	(39,163)	90,390	(197,403)	(43,244)

NET ASSETS:
Beginning of period	191,126	169,701	—	76,291	39,461	138,642	48,252	770,390	813,634

End of period	$351,322	$191,126	$32,697	$4,808	$76,291	$99,479	$138,642	$572,987	$770,390

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-I
Non-Qualified Policies

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2018
and December 31, 2017

	Delaware VIP® Small Cap Value Series— Service Class	Dreyfus IP Technology Growth Portfolio— Initial Shares		DWS Alternative Asset Allocation VIP— Class B		Fidelity ® VIP ContrafundSM Portfolio— Initial Class		Fidelity ® VIP Emerging Markets Portfolio— Service Class 2
	2018	2018	2017	2018	2017	2018	2017	2018 (b)
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(16)	$(32,450)	$(21,111)	$(343)	$65	$(146,479)	$(76,767)	$95
Net realized gain (loss) on investments	10	136,509	47,409	(254)	86	691,566	783,675	(30)
Realized gain distribution received	219	117,598	70,576	—	—	2,060,019	1,259,559	—
Change in unrealized appreciation (depreciation) on investments	(649)	(344,113)	425,099	(12,090)	1,628	(4,230,068)	2,409,770	(7,939)

Net increase (decrease) in net assets resulting from operations	(436)	(122,456)	521,973	(12,687)	1,779	(1,624,962)	4,376,237	(7,874)

Contributions and (Withdrawals):
Payments received from policyowners	3,002	120,277	55,981	227	12,415	329,168	193,550	—
Policyowners' surrenders	—	(252,754)	(137,331)	(2,308)	(116)	(1,807,749)	(2,305,056)	—
Policyowners' annuity and death benefits	—	(859)	—	(807)	—	(458,759)	(592,756)	—
Net transfers from (to) Fixed Account	—	(149,899)	(9,142)	7,337	352	(124,102)	(212,438)	349
Transfers between Investment Divisions	—	714,827	379,513	125,138	34,944	(144,917)	133,645	76,313

Net contributions and (withdrawals)	3,002	431,592	289,021	129,587	47,595	(2,206,359)	(2,783,055)	76,662

Increase (decrease) in net assets	2,566	309,136	810,994	116,900	49,374	(3,831,321)	1,593,182	68,788

NET ASSETS:
Beginning of period	—	2,028,642	1,217,648	56,203	6,829	24,123,133	22,529,951	—

End of period	$2,566	$2,337,778	$2,028,642	$173,103	$56,203	$20,291,812	$24,123,133	$68,788

(b) For the period May 1, 2018 (commencement of Investment Division) through December 31, 2018.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-I
Non-Qualified Policies

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2018
and December 31, 2017

	Fidelity ® VIP Equity-IncomeSM Portfolio— Initial Class		Fidelity ® VIP Growth Opportunities Portfolio— Service Class 2		Fidelity ® VIP Mid Cap Portfolio— Service Class 2		Invesco V.I. American Value Fund— Series II Shares		Invesco V.I. International Growth Fund— Series II Shares
	2018	2017	2018	2017	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$59,297	$28,382	$(5,034)	$(3,716)	$(36,199)	$(35,038)	$(1,935)	$(1,336)	$1,529	$424
Net realized gain (loss) on investments	248,147	391,456	50,517	(2,422)	127,344	158,232	1,238	(18,446)	9,675	960
Realized gain distribution received	326,851	154,228	23,631	29,356	368,361	201,634	24,489	2,088	2,334	—
Change in unrealized appreciation (depreciation) on investments	(1,243,142)	233,480	(35,793)	57,820	(1,022,294)	418,255	(47,700)	30,253	(70,805)	42,869

Net increase (decrease) in net assets resulting from operations	(608,847)	807,546	33,321	81,038	(562,788)	743,083	(23,908)	12,559	(57,267)	44,253

Contributions and (Withdrawals):
Payments received from policyowners	113,028	40,082	13,844	9,080	49,539	36,608	5,039	54,526	6,521	21,177
Policyowners' surrenders	(761,067)	(526,821)	(144,253)	(66,889)	(539,438)	(313,075)	(4,594)	(5,066)	(20,714)	(4,705)
Policyowners' annuity and death benefits	(251,902)	(95,930)	—	—	(62,254)	(299,530)	(431)	—	(1,347)	—
Net transfers from (to) Fixed Account	(64,051)	(15,579)	(43,206)	(121)	(80,120)	(53,535)	275	(2,699)	(280)	(1,862)
Transfers between Investment Divisions	(96,708)	(30,484)	270,164	116,814	(111,756)	81,429	7,262	(98,695)	11,551	134,823

Net contributions and (withdrawals)	(1,060,700)	(628,732)	96,549	58,884	(744,029)	(548,103)	7,551	(51,934)	(4,269)	149,433

Increase (decrease) in net assets	(1,669,547)	178,814	129,870	139,922	(1,306,817)	194,980	(16,357)	(39,375)	(61,536)	193,686

NET ASSETS:
Beginning of period	7,520,004	7,341,190	380,881	240,959	4,346,232	4,151,252	160,836	200,211	354,996	161,310

End of period	$5,850,457	$7,520,004	$510,751	$380,881	$3,039,415	$4,346,232	$144,479	$160,836	$293,460	$354,996

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-I
Non-Qualified Policies

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2018
and December 31, 2017

	Janus Henderson Enterprise Portfolio— Service Shares		Janus Henderson Global Research Portfolio— Institutional Shares		MFS ® International Value Portfolio— Service Class		MFS ® Investors Trust Series— Initial Class		MFS ® Research Series— Initial Class
	2018	2017 (c)	2018	2017	2018	2017 (d)	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(466)	$(2)	$(16,102)	$(39,638)	$(337)	$(109)	$(7,297)	$(4,414)	$(4,920)	$279
Net realized gain (loss) on investments	(10,346)	1	500,201	806,611	(290)	33	34,944	60,814	20,673	44,368
Realized gain distribution received	1,607	—	—	—	804	—	49,053	34,980	96,245	43,406
Change in unrealized appreciation (depreciation) on investments	748	47	(1,060,886)	1,029,864	(12,058)	1,983	(153,867)	72,407	(164,802)	41,082

Net increase (decrease) in net assets resulting from operations	(8,457)	46	(576,787)	1,796,837	(11,881)	1,907	(77,167)	163,787	(52,804)	129,135

Contributions and (Withdrawals):
Payments received from policyowners	—	—	61,576	673,701	3,001	—	85,803	10,014	21,700	2,634
Policyowners' surrenders	(80,471)	—	(596,512)	(818,849)	—	—	(52,439)	(74,865)	(18,652)	(76,571)
Policyowners' annuity and death benefits	—	—	(65,858)	(118,484)	—	—	(17,273)	(32,152)	(9,064)	—
Net transfers from (to) Fixed Account	(35,618)	4,818	(109,748)	(116,757)	7,519	—	(7,202)	(3,544)	4,887	(3,195)
Transfers between Investment Divisions	159,409	(1)	(185,982)	(684,129)	54,039	38,453	72,048	281,083	167,072	(1,466)

Net contributions and (withdrawals)	43,320	4,817	(896,524)	(1,064,518)	64,559	38,453	80,937	180,536	165,943	(78,598)

Increase (decrease) in net assets	34,863	4,863	(1,473,311)	732,319	52,678	40,360	3,770	344,323	113,139	50,537

NET ASSETS:
Beginning of period	4,863	—	8,236,240	7,503,921	40,360	—	1,034,098	689,775	683,573	633,036

End of period	$39,726	$4,863	$6,762,929	$8,236,240	$93,038	$40,360	$1,037,868	$1,034,098	$796,712	$683,573
(c) For the period November 13, 2017 (commencement of Investment Division) through December 31, 2017.
(d) For the period May 1, 2017 (commencement of Investment Division) through December 31, 2017.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-I
Non-Qualified Policies

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2018
and December 31, 2017

	Morgan Stanley VIF U.S. Real Estate Portfolio— Class II		Neuberger Berman AMT Mid Cap Growth Portfolio— Class S		PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)— Advisor Class		PIMCO VIT Low Duration Portfolio— Advisor Class		PIMCO VIT Total Return Portfolio— Advisor Class
	2018	2017	2018	2017	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$5,902	$(267)	$(15,487)	$(12,837)	$(825)	$29,155	$544	$(119)	$7,153	$1,654
Net realized gain (loss) on investments	10,526	14,515	6,884	(19,181)	(1,404)	1,214	(407)	(8)	(609)	(90)
Realized gain distribution received	—	—	96,031	20,793	2,348	—	—	—	7,944	—
Change in unrealized appreciation (depreciation) on investments	(71,595)	(3,472)	(185,976)	216,249	5,580	(22,524)	(1,128)	(33)	(23,774)	4,671

Net increase (decrease) in net assets resulting from operations	(55,167)	10,776	(98,548)	205,024	5,699	7,845	(991)	(160)	(9,286)	6,235

Contributions and (Withdrawals):
Payments received from policyowners	5,643	9,344	13,598	19,774	5,493	37,093	672	17,730	3,174	52,113
Policyowners' surrenders	(16,976)	(9,704)	(124,319)	(85,290)	(36,527)	(5,438)	(11,367)	(2,990)	(29,813)	(4,934)
Policyowners' annuity and death benefits	(260)	—	(458)	—	(4,268)	—	(1,714)	—	(3,466)	—
Net transfers from (to) Fixed Account	(1,369)	(18,348)	(13,852)	(33,694)	34	5,239	126	177	7,433	428
Transfers between Investment Divisions	(166,478)	(18,170)	174,966	(91,052)	(58,164)	327,077	79,933	61,828	287,168	210,147

Net contributions and (withdrawals)	(179,440)	(36,878)	49,935	(190,262)	(93,432)	363,971	67,650	76,745	264,496	257,754

Increase (decrease) in net assets	(234,607)	(26,102)	(48,613)	14,762	(87,733)	371,816	66,659	76,585	255,210	263,989

NET ASSETS:
Beginning of period	702,425	728,527	1,095,354	1,080,592	825,922	454,106	113,846	37,261	413,568	149,579

End of period	$467,818	$702,425	$1,046,741	$1,095,354	$738,189	$825,922	$180,505	$113,846	$668,778	$413,568

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-I
Non-Qualified Policies

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2018
and December 31, 2017

	Victory VIF Diversified Stock Fund— Class A Shares
	2018	2017
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(2,225)	$(1,685)
Net realized gain (loss) on investments	8,556	15,095
Realized gain distribution received	38,603	3,605
Change in unrealized appreciation (depreciation) on investments	(78,637)	45,042

Net increase (decrease) in net assets resulting from operations	(33,703)	62,057

Contributions and (Withdrawals):
Payments received from policyowners	—	—
Policyowners' surrenders	(49,433)	(20,342)
Policyowners' annuity and death benefits	—	—
Net transfers from (to) Fixed Account	95	(37,340)
Transfers between Investment Divisions	(719)	3,645

Net contributions and (withdrawals)	(50,057)	(54,037)

Increase (decrease) in net assets	(83,760)	8,020

NET ASSETS:
Beginning of period	273,239	265,219

End of period	$189,479	$273,239

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-II
Tax-Qualified Policies

Statement of Assets and Liabilities
As of December 31, 2018

	MainStay VP Balanced— Service Class	MainStay VP Bond— Initial Class	MainStay VP Conservative Allocation— Service Class	MainStay VP Cushing® Renaissance Advantage— Service Class	MainStay VP Eagle Small Cap Growth— Initial Class	MainStay VP Eagle Small Cap Growth— Service Class	MainStay VP Emerging Markets Equity— Initial Class	MainStay VP Epoch U.S. Equity Yield— Initial Class
ASSETS:
Investment at net asset value	$4,847,700	$7,797,228	$8,618,859	$72,989	$5,988,432	$597,172	$3,387,053	$26,345,939
Dividends due and accrued	—	—	—	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	204	(588)	575	—	1,135	38	542	(24,438)
Net receivable from (payable to) the Fund for shares sold or purchased	311	1,419	343	8	(503)	25	(182)	27,235
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	475	767	847	7	583	58	332	2,582
Administrative charges	40	64	71	1	49	5	28	215

Total net assets	$4,847,700	$7,797,228	$8,618,859	$72,989	$5,988,432	$597,172	$3,387,053	$26,345,939

Total shares outstanding	370,196	568,475	808,785	9,666	490,826	49,923	423,745	1,881,139

Net asset value per share (NAV)	$13.09	$13.72	$10.66	$7.55	$12.20	$11.96	$7.99	$14.01

Total units outstanding	277,434	322,981	560,207	10,220	400,112	44,387	434,334	1,150,375
Variable accumulation unit value	$17.48	$24.14	$15.38	$7.14	$14.97	$13.45	$7.80	$22.90
Identified cost of investment	$5,364,763	$8,311,564	$9,196,464	$94,404	$5,414,455	$704,032	$3,956,579	$25,201,874

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-II
Tax-Qualified Policies

Statement of Assets and Liabilities (Continued)
As of December 31, 2018

	MainStay VP Epoch U.S. Small Cap— Initial Class	MainStay VP Fidelity Institutional AM® Utilities— Service Class	MainStay VP Floating Rate— Service Class	MainStay VP Growth Allocation— Service Class	MainStay VP Income Builder— Initial Class	MainStay VP Indexed Bond— Service Class	MainStay VP IQ Hedge Multi- Strategy— Service Class	MainStay VP Janus Henderson Balanced— Initial Class
ASSETS:
Investment at net asset value	$3,124,302	$16,096,335	$3,809,255	$4,424,116	$34,088,610	$201,757	$959,271	$34,236,058
Dividends due and accrued	—	—	520	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	(2,854)	(19,454)	342	1,230	(3,051)	—	112	388
Net receivable from (payable to) the Fund for shares sold or purchased	3,187	21,170	(455)	(761)	6,680	22	(9)	3,249
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	307	1,584	376	433	3,350	20	95	3,357
Administrative charges	26	132	31	36	279	2	8	280

Total net assets	$3,124,302	$16,096,335	$3,809,255	$4,424,116	$34,088,610	$201,757	$959,271	$34,236,058

Total shares outstanding	318,124	1,384,313	439,939	425,871	2,238,774	20,632	117,308	2,781,854

Net asset value per share (NAV)	$9.82	$11.63	$8.66	$10.39	$15.23	$9.78	$8.18	$12.31

Total units outstanding	139,329	1,098,288	291,874	276,516	844,322	20,544	124,347	2,168,491
Variable accumulation unit value	$22.43	$14.66	$13.06	$15.96	$40.38	$9.82	$7.71	$15.79
Identified cost of investment	$3,884,803	$16,019,337	$3,985,673	$4,842,168	$33,169,564	$202,268	$981,638	$30,561,548

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-II
Tax-Qualified Policies

Statement of Assets and Liabilities (Continued)
As of December 31, 2018

	MainStay VP Large Cap Growth— Initial Class	MainStay VP MacKay Common Stock— Initial Class	MainStay VP MacKay Convertible— Initial Class	MainStay VP MacKay Government— Initial Class	MainStay VP MacKay Growth— Initial Class	MainStay VP MacKay High Yield Corporate Bond— Initial Class	MainStay VP MacKay International Equity— Initial Class	MainStay VP MacKay Mid Cap Core— Initial Class
ASSETS:
Investment at net asset value	$8,403,809	$31,097,412	$10,876,144	$5,237,213	$52,267,123	$38,881,723	$6,030,444	$10,170,341
Dividends due and accrued	—	—	—	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	(295)	(16,570)	152	478	(7,492)	(1,333)	1,198	(21,791)
Net receivable from (payable to) the Fund for shares sold or purchased	1,183	19,865	1,004	81	13,027	5,491	(558)	22,870
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	820	3,042	1,067	516	5,109	3,838	591	996
Administrative charges	68	253	89	43	426	320	49	83

Total net assets	$8,403,809	$31,097,412	$10,876,144	$5,237,213	$52,267,123	$38,881,723	$6,030,444	$10,170,341

Total shares outstanding	388,298	1,232,550	883,220	499,350	1,885,894	4,172,667	402,391	851,645

Net asset value per share (NAV)	$21.64	$25.23	$12.31	$10.49	$27.71	$9.32	$14.99	$11.94

Total units outstanding	248,995	535,480	284,712	234,526	1,267,004	891,539	222,559	324,839
Variable accumulation unit value	$33.75	$58.08	$38.20	$22.33	$41.26	$43.61	$27.10	$31.31
Identified cost of investment	$8,639,121	$24,039,641	$11,189,774	$5,664,600	$47,942,764	$40,625,020	$5,301,242	$12,258,024

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-II
Tax-Qualified Policies

Statement of Assets and Liabilities (Continued)
As of December 31, 2018

	MainStay VP MacKay S&P 500 Index— Initial Class	MainStay VP MacKay Small Cap Core— Service Class	MainStay VP MacKay Unconstrained Bond— Service Class	MainStay VP Mellon Natural Resources— Initial Class	MainStay VP Moderate Allocation— Service Class	MainStay VP Moderate Growth Allocation— Service Class	MainStay VP PIMCO Real Return— Service Class	MainStay VP T. Rowe Price Equity Income— Initial Class
ASSETS:
Investment at net asset value	$68,627,764	$1,080,945	$2,757,640	$3,194,017	$13,547,052	$11,196,110	$1,266,308	$8,464,353
Dividends due and accrued	—	—	—	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	(16,364)	395	155	480	(8,110)	(24,000)	10	156
Net receivable from (payable to) the Fund for shares sold or purchased	23,637	(280)	140	(142)	9,551	25,192	125	742
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	6,714	106	272	312	1,330	1,100	125	829
Administrative charges	559	9	23	26	111	92	10	69

Total net assets	$68,627,764	$1,080,945	$2,757,640	$3,194,017	$13,547,052	$11,196,110	$1,266,308	$8,464,353

Total shares outstanding	1,426,372	110,760	288,039	587,676	1,323,761	1,069,838	154,880	743,412

Net asset value per share (NAV)	$48.11	$9.76	$9.57	$5.43	$10.23	$10.47	$8.18	$11.39

Total units outstanding	1,082,471	97,764	239,737	626,778	846,252	678,563	137,749	523,728
Variable accumulation unit value	$63.40	$11.06	$11.50	$5.10	$16.01	$16.50	$9.19	$16.16
Identified cost of investment	$40,956,963	$1,248,183	$2,866,836	$4,798,935	$15,129,663	$12,865,288	$1,342,984	$9,031,831

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-II
Tax-Qualified Policies

Statement of Assets and Liabilities (Continued)
As of December 31, 2018

	MainStay VP U.S. Government Money Market— Initial Class	American Funds IS Asset Allocation Fund— Class 4	American Funds IS Blue Chip Income and Growth Fund— Class 4	American Funds IS Global Small Capitalization Fund— Class 4	American Funds IS Growth Fund— Class 4	American Funds IS New World Fund®— Class 4	BlackRock® Global Allocation V.I. Fund— Class III	BlackRock® High Yield V.I. Fund— Class III
ASSETS:
Investment at net asset value	$6,368,050	$622,405	$510,003	$119,190	$153,707	$634,292	$2,627,545	$688,905
Dividends due and accrued	352	—	—	—	—	—	—	3,015
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	460	—	—	—	—	52	348	—
Net receivable from (payable to) the Fund for shares sold or purchased	(132)	66	54	13	16	15	(68)	(2,941)
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	628	61	50	12	15	62	258	68
Administrative charges	52	5	4	1	1	5	22	6

Total net assets	$6,368,050	$622,405	$510,003	$119,190	$153,707	$634,292	$2,627,545	$688,905

Total shares outstanding	6,367,201	29,652	41,838	5,601	2,239	30,627	202,899	100,866

Net asset value per share (NAV)	$1.00	$20.99	$12.19	$21.28	$68.64	$20.71	$12.95	$6.80

Total units outstanding	4,891,301	65,521	53,539	11,793	15,324	64,842	232,388	65,391
Variable accumulation unit value	$1.30	$9.50	$9.53	$10.11	$10.03	$9.78	$11.31	$10.54
Identified cost of investment	$6,367,782	$676,064	$594,398	$127,860	$176,297	$688,524	$2,933,773	$726,034

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-II
Tax-Qualified Policies

Statement of Assets and Liabilities (Continued)
As of December 31, 2018

	ClearBridge Variable Appreciation Portfolio— Class II	Columbia Variable Portfolio— Commodity Strategy Fund— Class 2	Columbia Variable Portfolio— Emerging Markets Bond Fund— Class 2	Columbia Variable Portfolio— Small Cap Value Fund— Class 2	Delaware VIP® Small Cap Value Series— Service Class	Dreyfus IP Technology Growth Portfolio— Initial Shares	DWS Alternative Asset Allocation VIP— Class B	Fidelity® VIP ContrafundSM Portfolio— Initial Class
ASSETS:
Investment at net asset value	$27,379	$25,202	$255,837	$1,246,897	$89,451	$4,171,447	$355,602	$38,952,830
Dividends due and accrued	—	—	—	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	30	—	76	45	60	(4)	20	(41,824)
Net receivable from (payable to) the Fund for shares sold or purchased	(27)	3	(49)	87	(50)	446	18	45,948
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	3	3	25	122	9	408	35	3,807
Administrative charges	—	—	2	10	1	34	3	317

Total net assets	$27,379	$25,202	$255,837	$1,246,897	$89,451	$4,171,447	$355,602	$38,952,830

Total shares outstanding	707	4,894	28,426	88,307	2,746	184,905	29,413	1,212,351

Net asset value per share (NAV)	$38.73	$5.15	$9.00	$14.12	$32.58	$22.56	$12.09	$32.13

Total units outstanding	2,554	3,540	24,579	60,703	10,497	163,373	37,452	777,841
Variable accumulation unit value	$10.72	$7.12	$10.41	$20.54	$8.52	$25.53	$9.49	$50.08
Identified cost of investment	$31,406	$29,381	$279,357	$1,606,415	$108,866	$3,953,531	$380,648	$34,991,287

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-II
Tax-Qualified Policies

Statement of Assets and Liabilities (Continued)
As of December 31, 2018

	Fidelity® VIP Emerging Markets Portfolio— Service Class 2	Fidelity® VIP Equity-IncomeSM Portfolio— Initial Class	Fidelity® VIP Growth Opportunities Portfolio— Service Class 2	Fidelity® VIP Mid Cap Portfolio— Service Class 2	Invesco V.I. American Value Fund— Series II Shares	Invesco V.I. International Growth Fund— Series II Shares	Janus Henderson Enterprise Portfolio— Service Shares	Janus Henderson Global Research Portfolio— Institutional Shares
ASSETS:
Investment at net asset value	$90,154	$10,766,203	$1,250,864	$6,331,106	$167,613	$508,812	$218,600	$15,675,490
Dividends due and accrued	—	—	—	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	(29,218)	(20,460)	(20,236)	30	91	—	1,146
Net receivable from (payable to) the Fund for shares sold or purchased	10	30,363	20,594	20,910	(13)	(37)	23	516
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	9	1,057	124	622	16	50	21	1,534
Administrative charges	1	88	10	52	1	4	2	128

Total net assets	$90,154	$10,766,203	$1,250,864	$6,331,106	$167,613	$508,812	$218,600	$15,675,490

Total shares outstanding	9,052	528,532	33,392	216,670	12,226	15,651	3,470	332,601

Net asset value per share (NAV)	$9.96	$20.37	$37.46	$29.22	$13.71	$32.51	$62.99	$47.13

Total units outstanding	10,934	336,300	73,635	195,447	13,878	54,997	21,860	600,304
Variable accumulation unit value	$8.25	$32.02	$16.99	$32.40	$12.08	$9.25	$10.00	$26.11
Identified cost of investment	$102,462	$11,133,744	$1,220,880	$7,047,285	$203,070	$567,867	$244,360	$9,688,041

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-II
Tax-Qualified Policies

Statement of Assets and Liabilities (Continued)
As of December 31, 2018

	MFS® International Value Portfolio— Service Class	MFS® Investors Trust Series— Initial Class	MFS® Research Series— Initial Class	Morgan Stanley VIF U.S. Real Estate Portfolio— Class II	Neuberger Berman AMT Mid Cap Growth Portfolio— Class S	PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)— Advisor Class	PIMCO VIT Low Duration Portfolio— Advisor Class	PIMCO VIT Total Return Portfolio— Advisor Class
ASSETS:
Investment at net asset value	$237,020	$1,647,949	$1,024,348	$556,151	$1,951,643	$1,207,842	$299,581	$1,160,900
Dividends due and accrued	—	—	—	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	121	(130)	87	(431)	126	10	60
Net receivable from (payable to) the Fund for shares sold or purchased	25	53	238	(27)	637	3	22	64
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	23	161	100	55	190	119	30	114
Administrative charges	2	13	8	5	16	10	2	10

Total net assets	$237,020	$1,647,949	$1,024,348	$556,151	$1,951,643	$1,207,842	$299,581	$1,160,900

Total shares outstanding	9,635	60,922	41,089	28,668	88,071	111,425	29,720	110,773

Net asset value per share (NAV)	$24.60	$27.05	$24.93	$19.40	$22.16	$10.84	$10.08	$10.48

Total units outstanding	23,431	75,634	42,706	49,690	70,504	107,043	30,374	112,501
Variable accumulation unit value	$10.12	$21.77	$23.99	$11.19	$27.68	$11.28	$9.86	$10.32
Identified cost of investment	$262,916	$1,644,518	$1,100,658	$588,602	$2,125,286	$1,220,587	$302,932	$1,194,904

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-II
Tax-Qualified Policies

Statement of Assets and Liabilities (Continued)
As of December 31, 2018

	Victory VIF Diversified Stock Fund— Class A Shares	MainStay VP Absolute Return Multi-Strategy— Service Class
ASSETS:
Investment at net asset value	$489,172	$—
Dividends due and accrued	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	—
Net receivable from (payable to) the Fund for shares sold or purchased	52	—
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	48	—
Administrative charges	4	—

Total net assets	$489,172	$—

Total shares outstanding	47,864	—

Net asset value per share (NAV)	$10.22	$—

Total units outstanding	24,917	—
Variable accumulation unit value	$19.64	$—
Identified cost of investment	$597,938	$—

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-II
Tax-Qualified Policies

Statement of Operations
For the year ended December 31, 2018

	MainStay VP Absolute Return Multi-Strategy— Service Class	MainStay VP Balanced— Service Class	MainStay VP Bond— Initial Class	MainStay VP Conservative Allocation— Service Class	MainStay VP Cushing® Renaissance Advantage— Service Class	MainStay VP Eagle Small Cap Growth— Initial Class	MainStay VP Eagle Small Cap Growth— Service Class	MainStay VP Emerging Markets Equity— Initial Class
INVESTMENT INCOME (LOSS):
Dividend income	$1,192	$74,824	$228,639	$217,214	$—	$—	$—	$59,075
Mortality and expense risk charges	(12,236)	(65,965)	(101,347)	(124,273)	(1,122)	(90,244)	(7,042)	(51,109)
Administrative charges	(1,062)	(5,878)	(10,300)	(11,463)	(99)	(9,505)	(636)	(5,433)

Net investment income (loss)	(12,106)	2,981	116,992	81,478	(1,221)	(99,749)	(7,678)	2,533

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	1,318,914	1,104,338	1,726,411	2,734,467	20,663	1,151,342	172,526	628,611
Cost of investments sold	(1,465,607)	(1,065,843)	(1,861,397)	(2,835,079)	(18,492)	(785,318)	(146,929)	(663,000)

Net realized gain (loss) on investments	(146,693)	38,495	(134,986)	(100,612)	2,171	366,024	25,597	(34,389)
Realized gain distribution received	—	242,169	22,764	—	—	378,538	38,408	—
Change in unrealized appreciation (depreciation) on investments	81,533	(757,977)	(223,928)	(767,227)	(30,057)	(1,270,268)	(155,384)	(937,607)

Net gain (loss) on investments	(65,160)	(477,313)	(336,150)	(867,839)	(27,886)	(525,706)	(91,379)	(971,996)

Net increase (decrease) in net assets resulting from operations	$(77,266)	$(474,332)	$(219,158)	$(786,361)	$(29,107)	$(625,455)	$(99,057)	$(969,463)

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-II
Tax-Qualified Policies

Statement of Operations (Continued)
For the year ended December 31, 2018

	MainStay VP Epoch U.S. Equity Yield— Initial Class	MainStay VP Epoch U.S. Small Cap— Initial Class	MainStay VP Fidelity Institutional AM® Utilities— Service Class	MainStay VP Floating Rate— Service Class	MainStay VP Growth Allocation— Service Class	MainStay VP Income Builder— Initial Class	MainStay VP Indexed Bond— Service Class	MainStay VP IQ Hedge Multi- Strategy— Service Class (a)
INVESTMENT INCOME (LOSS):
Dividend income	$622,882	$28,154	$163,603	$178,535	$68,870	$1,029,034	$2,938	$5,506
Mortality and expense risk charges	(360,299)	(47,806)	(214,241)	(47,636)	(67,766)	(451,633)	(841)	(946)
Administrative charges	(37,278)	(4,572)	(19,692)	(4,327)	(6,284)	(47,438)	(71)	(84)

Net investment income (loss)	225,305	(24,224)	(70,330)	126,572	(5,180)	529,963	2,026	4,476

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	4,837,529	881,776	3,462,786	1,437,789	1,264,069	4,361,487	13,373	30,511
Cost of investments sold	(3,191,134)	(621,789)	(2,933,230)	(1,472,286)	(1,076,286)	(2,855,655)	(13,483)	(30,832)

Net realized gain (loss) on investments	1,646,395	259,987	529,556	(34,497)	187,783	1,505,832	(110)	(321)
Realized gain distribution received	1,909,675	442,041	28,513	—	200,145	1,627,300	—	—
Change in unrealized appreciation (depreciation) on investments	(5,650,562)	(1,343,827)	(594,717)	(151,342)	(1,121,262)	(6,125,839)	(511)	(22,366)

Net gain (loss) on investments	(2,094,492)	(641,799)	(36,648)	(185,839)	(733,334)	(2,992,707)	(621)	(22,687)

Net increase (decrease) in net assets resulting from operations	$(1,869,187)	$(666,023)	$(106,978)	$(59,267)	$(738,514)	$(2,462,744)	$1,405	$(18,211)

(a) For the period November 30, 2018 (commencement of Investment Division) through December 31, 2018.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-II
Tax-Qualified Policies

Statement of Operations (Continued)
For the year ended December 31, 2018

	MainStay VP Janus Henderson Balanced— Initial Class	MainStay VP Large Cap Growth— Initial Class	MainStay VP MacKay Common Stock— Initial Class	MainStay VP MacKay Convertible— Initial Class	MainStay VP MacKay Government— Initial Class	MainStay VP MacKay Growth— Initial Class	MainStay VP MacKay High Yield Corporate Bond— Initial Class	MainStay VP MacKay International Equity— Initial Class
INVESTMENT INCOME (LOSS):
Dividend income	$674,882	$—	$559,163	$195,557	$143,616	$375,820	$2,453,886	$81,544
Mortality and expense risk charges	(461,398)	(110,461)	(437,552)	(143,745)	(68,755)	(745,921)	(515,693)	(86,765)
Administrative charges	(49,559)	(11,230)	(46,233)	(13,616)	(7,789)	(87,048)	(50,777)	(8,124)

Net investment income (loss)	163,925	(121,691)	75,378	38,196	67,072	(457,149)	1,887,416	(13,345)

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	5,976,919	1,515,808	4,487,221	1,473,629	1,245,395	7,123,216	6,492,470	1,287,299
Cost of investments sold	(4,442,110)	(949,233)	(1,860,806)	(1,216,000)	(1,383,220)	(6,835,507)	(5,727,130)	(781,223)

Net realized gain (loss) on investments	1,534,809	566,575	2,626,415	257,629	(137,825)	287,709	765,340	506,076
Realized gain distribution received	1,984,744	1,224,605	3,151,188	430,398	—	3,650,020	—	125,712
Change in unrealized appreciation (depreciation) on investments	(3,837,524)	(1,504,795)	(8,130,138)	(1,112,551)	(22,627)	(6,127,757)	(3,770,153)	(1,489,760)

Net gain (loss) on investments	(317,971)	286,385	(2,352,535)	(424,524)	(160,452)	(2,190,028)	(3,004,813)	(857,972)

Net increase (decrease) in net assets resulting from operations	$(154,046)	$164,694	$(2,277,157)	$(386,328)	$(93,380)	$(2,647,177)	$(1,117,397)	$(871,317)

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-II
Tax-Qualified Policies

Statement of Operations (Continued)
For the year ended December 31, 2018

	MainStay VP MacKay Mid Cap Core— Initial Class	MainStay VP MacKay S&P 500 Index— Initial Class	MainStay VP MacKay Small Cap Core— Service Class	MainStay VP MacKay Unconstrained Bond— Service Class	MainStay VP Mellon Natural Resources— Initial Class	MainStay VP Moderate Allocation— Service Class	MainStay VP Moderate Growth Allocation— Service Class	MainStay VP PIMCO Real Return— Service Class
INVESTMENT INCOME (LOSS):
Dividend income	$118,230	$1,106,446	$—	$90,640	$—	$326,694	$219,191	$17,424
Mortality and expense risk charges	(151,450)	(950,189)	(16,471)	(35,553)	(54,305)	(197,594)	(158,495)	(16,181)
Administrative charges	(13,832)	(100,444)	(1,565)	(3,096)	(5,611)	(17,854)	(14,267)	(1,418)

Net investment income (loss)	(47,052)	55,813	(18,036)	51,991	(59,916)	111,246	46,429	(175)

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	2,246,344	8,643,456	333,796	457,168	940,905	3,479,161	1,905,518	363,888
Cost of investments sold	(1,718,333)	(3,030,263)	(261,653)	(481,419)	(1,334,285)	(3,401,562)	(1,694,671)	(419,190)

Net realized gain (loss) on investments	528,011	5,613,193	72,143	(24,251)	(393,380)	77,599	210,847	(55,302)
Realized gain distribution received	1,499,860	1,451,310	162,511	—	—	489,424	551,987	—
Change in unrealized appreciation (depreciation) on investments	(3,507,226)	(11,126,623)	(420,575)	(108,374)	(939,471)	(2,228,883)	(2,353,902)	(563)

Net gain (loss) on investments	(1,479,355)	(4,062,120)	(185,921)	(132,625)	(1,332,851)	(1,661,860)	(1,591,068)	(55,865)

Net increase (decrease) in net assets resulting from operations	$(1,526,407)	$(4,006,307)	$(203,957)	$(80,634)	$(1,392,767)	$(1,550,614)	$(1,544,639)	$(56,040)

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-II
Tax-Qualified Policies

Statement of Operations (Continued)
For the year ended December 31, 2018

	MainStay VP T. Rowe Price Equity Income— Initial Class	MainStay VP U.S. Government Money Market— Initial Class	American Funds IS Asset Allocation Fund— Class 4	American Funds IS Blue Chip Income and Growth Fund— Class 4	American Funds IS Global Small Capitalization Fund— Class 4	American Funds IS Growth Fund— Class 4	American Funds IS New World Fund®— Class 4	BlackRock® Global Allocation V.I. Fund— Class III
INVESTMENT INCOME (LOSS):
Dividend income	$196,938	$90,574	$7,658	$9,073	$33	$436	$4,613	$24,775
Mortality and expense risk charges	(126,822)	(79,977)	(2,476)	(4,194)	(1,653)	(1,468)	(7,856)	(35,462)
Administrative charges	(11,972)	(9,062)	(206)	(353)	(138)	(127)	(673)	(3,079)

Net investment income (loss)	58,144	1,535	4,976	4,526	(1,758)	(1,159)	(3,916)	(13,766)

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	2,473,628	4,216,570	91,421	17,201	34,095	41,693	95,054	443,494
Cost of investments sold	(1,777,437)	(4,216,704)	(93,016)	(18,681)	(30,555)	(48,203)	(85,321)	(471,029)

Net realized gain (loss) on investments	696,191	(134)	(1,595)	(1,480)	3,540	(6,510)	9,733	(27,535)
Realized gain distribution received	896,175	—	134	24,266	6,558	12,740	17,938	125,606
Change in unrealized appreciation (depreciation) on investments	(2,653,896)	133	(53,658)	(83,942)	(24,307)	(22,579)	(133,513)	(343,699)

Net gain (loss) on investments	(1,061,530)	(1)	(55,119)	(61,156)	(14,209)	(16,349)	(105,842)	(245,628)

Net increase (decrease) in net assets resulting from operations	$(1,003,386)	$1,534	$(50,143)	$(56,630)	$(15,967)	$(17,508)	$(109,758)	$(259,394)

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-II
Tax-Qualified Policies

Statement of Operations (Continued)
For the year ended December 31, 2018

	BlackRock® High Yield V.I. Fund— Class III	ClearBridge Variable Appreciation Portfolio— Class II	Columbia Variable Portfolio— Commodity Strategy Fund— Class 2	Columbia Variable Portfolio— Emerging Markets Bond Fund— Class 2	Columbia Variable Portfolio— Small Cap Value Fund— Class 2	Delaware VIP® Small Cap Value Series— Service Class	Dreyfus IP Technology Growth Portfolio— Initial Shares	DWS Alternative Asset Allocation VIP— Class B
INVESTMENT INCOME (LOSS):
Dividend income	$35,221	$317	$—	$10,953	$2,653	$29	$—	$3,638
Mortality and expense risk charges	(8,096)	(131)	(263)	(2,922)	(18,788)	(461)	(55,139)	(3,171)
Administrative charges	(686)	(11)	(22)	(255)	(1,658)	(38)	(5,013)	(267)

Net investment income (loss)	26,439	175	(285)	7,776	(17,793)	(470)	(60,152)	200

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	111,387	1,057	17,498	79,658	258,727	18,851	876,008	34,852
Cost of investments sold	(113,984)	(1,034)	(16,832)	(82,648)	(280,645)	(19,555)	(631,109)	(36,283)

Net realized gain (loss) on investments	(2,597)	23	666	(2,990)	(21,918)	(704)	244,899	(1,431)
Realized gain distribution received	—	1,059	—	—	226,991	343	221,746	—
Change in unrealized appreciation (depreciation) on investments	(54,404)	(4,027)	(5,112)	(27,199)	(488,550)	(19,415)	(594,419)	(29,961)

Net gain (loss) on investments	(57,001)	(2,945)	(4,446)	(30,189)	(283,477)	(19,776)	(127,774)	(31,392)

Net increase (decrease) in net assets resulting from operations	$(30,562)	$(2,770)	$(4,731)	$(22,413)	$(301,270)	$(20,246)	$(187,926)	$(31,192)

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-II
Tax-Qualified Policies

Statement of Operations (Continued)
For the year ended December 31, 2018

	Fidelity® VIP ContrafundSM Portfolio— Initial Class	Fidelity® VIP Emerging Markets Portfolio— Service Class 2 (b)	Fidelity® VIP Equity-IncomeSM Portfolio— Initial Class	Fidelity® VIP Growth Opportunities Portfolio— Service Class 2	Fidelity® VIP Mid Cap Portfolio— Service Class 2	Invesco V.I. American Value Fund— Series II Shares	Invesco V.I. International Growth Fund— Series II Shares	Janus Henderson Enterprise Portfolio— Service Shares
INVESTMENT INCOME (LOSS):
Dividend income	$315,129	$558	$274,843	$558	$31,852	$410	$10,685	$115
Mortality and expense risk charges	(551,473)	(485)	(152,814)	(11,208)	(97,794)	(2,649)	(7,547)	(1,386)
Administrative charges	(56,956)	(40)	(16,120)	(983)	(8,778)	(249)	(640)	(123)

Net investment income (loss)	(293,300)	33	105,909	(11,633)	(74,720)	(2,488)	2,498	(1,394)

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	5,761,766	537	2,234,088	230,950	1,369,095	91,569	141,066	34,088
Cost of investments sold	(4,461,036)	(607)	(1,404,484)	(189,158)	(1,203,267)	(95,626)	(125,880)	(38,126)

Net realized gain (loss) on investments	1,300,730	(70)	829,604	41,792	165,828	(4,057)	15,186	(4,038)
Realized gain distribution received	3,986,701	—	598,710	37,572	727,546	29,606	4,191	4,706
Change in unrealized appreciation (depreciation) on investments	(8,043,432)	(12,308)	(2,665,217)	(34,486)	(1,993,447)	(48,616)	(128,804)	(25,811)

Net gain (loss) on investments	(2,756,001)	(12,378)	(1,236,903)	44,878	(1,100,073)	(23,067)	(109,427)	(25,143)

Net increase (decrease) in net assets resulting from operations	$(3,049,301)	$(12,345)	$(1,130,994)	$33,245	$(1,174,793)	$(25,555)	$(106,929)	$(26,537)
(b) For the period May 1, 2018 (commencement of Investment Division) through December 31, 2018.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-II
Tax-Qualified Policies

Statement of Operations (Continued)
For the year ended December 31, 2018

	Janus Henderson Global Research Portfolio— Institutional Shares	MFS® International Value Portfolio— Service Class	MFS® Investors Trust Series— Initial Class	MFS® Research Series— Initial Class	Morgan Stanley VIF U.S. Real Estate Portfolio— Class II	Neuberger Berman AMT Mid Cap Growth Portfolio— Class S	PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)— Advisor Class	PIMCO VIT Low Duration Portfolio— Advisor Class
INVESTMENT INCOME (LOSS):
Dividend income	$203,357	$1,892	$11,361	$7,886	$16,129	$—	$13,789	$4,968
Mortality and expense risk charges	(218,389)	(2,164)	(21,814)	(13,881)	(8,180)	(26,891)	(13,740)	(3,338)
Administrative charges	(25,631)	(197)	(2,107)	(1,570)	(745)	(2,352)	(1,178)	(279)

Net investment income (loss)	(40,663)	(469)	(12,560)	(7,565)	7,204	(29,243)	(1,129)	1,351

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	2,012,640	3,080	207,612	180,322	290,008	580,987	203,669	209,983
Cost of investments sold	(947,475)	(2,818)	(118,477)	(108,025)	(286,651)	(445,669)	(202,228)	(211,099)

Net realized gain (loss) on investments	1,065,165	262	89,135	72,297	3,357	135,318	1,441	(1,116)
Realized gain distribution received	—	2,353	78,956	130,269	—	176,446	3,672	—
Change in unrealized appreciation (depreciation) on investments	(2,377,424)	(30,089)	(276,571)	(254,289)	(68,654)	(449,982)	3,980	(3,359)

Net gain (loss) on investments	(1,312,259)	(27,474)	(108,480)	(51,723)	(65,297)	(138,218)	9,093	(4,475)

Net increase (decrease) in net assets resulting from operations	$(1,352,922)	$(27,943)	$(121,040)	$(59,288)	$(58,093)	$(167,461)	$7,964	$(3,124)

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-II
Tax-Qualified Policies

Statement of Operations (Continued)
For the year ended December 31, 2018

	PIMCO VIT Total Return Portfolio— Advisor Class	Victory VIF Diversified Stock Fund— Class A Shares
INVESTMENT INCOME (LOSS):
Dividend income	$25,885	$2,562
Mortality and expense risk charges	(12,721)	(7,474)
Administrative charges	(1,101)	(683)

Net investment income (loss)	12,063	(5,595)

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	178,199	236,018
Cost of investments sold	(184,851)	(148,262)

Net realized gain (loss) on investments	(6,652)	87,756
Realized gain distribution received	13,629	101,482
Change in unrealized appreciation (depreciation) on investments	(38,003)	(265,057)

Net gain (loss) on investments	(31,026)	(75,819)

Net increase (decrease) in net assets resulting from operations	$(18,963)	$(81,414)

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-II
Tax-Qualified Policies

Statement of Changes in Net Assets
For the years ended December 31, 2018
and December 31, 2017

	MainStay VP Absolute Return Multi-Strategy— Service Class		MainStay VP Balanced— Service Class		MainStay VP Bond— Initial Class		MainStay VP Conservative Allocation— Service Class		MainStay VP Cushing® Renaissance Advantage— Service Class
	2018	2017	2018	2017	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(12,106)	$(6,119)	$2,981	$(12,544)	$116,992	$109,614	$81,478	$58,443	$(1,221)	$(2,295)
Net realized gain (loss) on investments	(146,693)	(80,955)	38,495	107,401	(134,986)	(64,105)	(100,612)	(88,206)	2,171	26,472
Realized gain distribution received	—	—	242,169	113,499	22,764	87,196	—	—	—	—
Change in unrealized appreciation/(depreciation) on investments	81,533	63,027	(757,977)	242,128	(223,928)	119,275	(767,227)	1,043,864	(30,057)	(27,053)

Net increase (decrease) in net assets resulting from operations	(77,266)	(24,047)	(474,332)	450,484	(219,158)	251,980	(786,361)	1,014,101	(29,107)	(2,876)

Contributions and (Withdrawals):
Payments received from policyowners	49,317	59,314	192,992	306,321	208,405	224,698	166,877	690,129	3,777	2,356
Policyowners' surrenders	(186,876)	(204,855)	(482,698)	(752,075)	(1,180,107)	(1,426,519)	(1,698,635)	(1,409,260)	(6,955)	(16,687)
Policyowners' annuity and death benefits	(3,298)	(715)	(26,454)	(17,565)	(29,671)	(58,405)	(134,336)	(203,333)	—	—
Net transfers from (to) Fixed Account	(15,373)	(45,842)	(115,697)	21,220	(165,826)	(253,851)	(549,050)	(246,758)	(7,485)	—
Transfers between Investment Divisions	(998,458)	113,699	10,018	461,977	(58,667)	(96,047)	172,037	(300,920)	18,769	(81,220)

Net contributions and (withdrawals)	(1,154,688)	(78,399)	(421,839)	19,878	(1,225,866)	(1,610,124)	(2,043,107)	(1,470,142)	8,106	(95,551)

Increase (decrease) in net assets	(1,231,954)	(102,446)	(896,171)	470,362	(1,445,024)	(1,358,144)	(2,829,468)	(456,041)	(21,001)	(98,427)

NET ASSETS:
Beginning of period	1,231,954	1,334,400	5,743,871	5,273,509	9,242,252	10,600,396	11,448,327	11,904,368	93,990	192,417

End of period	$—	$1,231,954	$4,847,700	$5,743,871	$7,797,228	$9,242,252	$8,618,859	$11,448,327	$72,989	$93,990

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-II
Tax-Qualified Policies

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2018
and December 31, 2017

	MainStay VP Eagle Small Cap Growth— Initial Class		MainStay VP Eagle Small Cap Growth— Service Class		MainStay VP Emerging Markets Equity— Initial Class		MainStay VP Epoch U.S. Equity Yield— Initial Class		MainStay VP Epoch U.S. Small Cap— Initial Class
	2018	2017	2018	2017	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(99,749)	$(98,509)	$(7,678)	$(4,840)	$2,533	$(7,520)	$225,305	$(8,786)	$(24,224)	$(34,986)
Net realized gain (loss) on investments	366,024	296,946	25,597	(8,150)	(34,389)	(102,411)	1,646,395	1,286,069	259,987	284,606
Realized gain distribution received	378,538	354,771	38,408	19,498	—	—	1,909,675	—	442,041	384,418
Change in unrealized appreciation/(depreciation) on investments	(1,270,268)	875,518	(155,384)	64,788	(937,607)	1,632,392	(5,650,562)	3,756,531	(1,343,827)	(69,228)

Net increase (decrease) in net assets resulting from operations	(625,455)	1,428,726	(99,057)	71,296	(969,463)	1,522,461	(1,869,187)	5,033,814	(666,023)	564,810

Contributions and (Withdrawals):
Payments received from policyowners	81,300	143,643	49,149	103,720	115,672	186,200	715,305	881,323	110,722	191,766
Policyowners' surrenders	(862,959)	(787,572)	(33,383)	(44,914)	(376,726)	(585,923)	(3,199,007)	(3,969,596)	(457,837)	(460,853)
Policyowners' annuity and death benefits	(13,967)	(8,275)	(3,981)	—	(14,731)	(5,631)	(384,515)	(196,969)	(67,439)	(12,122)
Net transfers from (to) Fixed Account	(18,317)	(84,223)	2,309	(14,659)	(64,285)	(37,863)	(283,797)	(226,265)	(6,793)	(5,287)
Transfers between Investment Divisions	(199,353)	(260,278)	139,153	132,654	(95,765)	(198,639)	(870,301)	(588,268)	(120,101)	(10,935)

Net contributions and (withdrawals)	(1,013,296)	(996,705)	153,247	176,801	(435,835)	(641,856)	(4,022,315)	(4,099,775)	(541,448)	(297,431)

Increase (decrease) in net assets	(1,638,751)	432,021	54,190	248,097	(1,405,298)	880,605	(5,891,502)	934,039	(1,207,471)	267,379

NET ASSETS:
Beginning of period	7,627,183	7,195,162	542,982	294,885	4,792,351	3,911,746	32,237,441	31,303,402	4,331,773	4,064,394

End of period	$5,988,432	$7,627,183	$597,172	$542,982	$3,387,053	$4,792,351	$26,345,939	$32,237,441	$3,124,302	$4,331,773

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-II
Tax-Qualified Policies

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2018
and December 31, 2017

	MainStay VP Fidelity Institutional AM® Utilities— Service Class		MainStay VP Floating Rate— Service Class		MainStay VP Growth Allocation— Service Class		MainStay VP Income Builder— Initial Class		MainStay VP Indexed Bond— Service Class
	2018	2017	2018	2017	2018	2017	2018	2017	2018
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(70,330)	$476,738	$126,572	$123,264	$(5,180)	$(30,229)	$529,963	$934,235	$2,026
Net realized gain (loss) on investments	529,556	363,975	(34,497)	(34,784)	187,783	133,264	1,505,832	1,269,669	(110)
Realized gain distribution received	28,513	—	—	—	200,145	104,067	1,627,300	—	—
Change in unrealized appreciation/(depreciation) on investments	(594,717)	1,503,435	(151,342)	21,806	(1,121,262)	894,389	(6,125,839)	1,969,082	(511)

Net increase (decrease) in net assets resulting from operations	(106,978)	2,344,148	(59,267)	110,286	(738,514)	1,101,491	(2,462,744)	4,172,986	1,405

Contributions and (Withdrawals):
Payments received from policyowners	301,300	876,371	114,358	221,337	170,250	140,397	739,976	682,330	18,257
Policyowners' surrenders	(1,753,754)	(2,269,564)	(972,647)	(803,791)	(743,121)	(616,812)	(2,944,266)	(3,492,162)	(377)
Policyowners' annuity and death benefits	(170,491)	(18,077)	(15,577)	(6,571)	(22,943)	—	(393,883)	(302,786)	—
Net transfers from (to) Fixed Account	(283,916)	(110,986)	(91,365)	(80,326)	(215,500)	(39,424)	(544,174)	(240,022)	225
Transfers between Investment Divisions	(1,031,569)	(125,877)	775,928	(285,952)	(173,068)	133,229	(318,230)	317,223	182,247

Net contributions and (withdrawals)	(2,938,430)	(1,648,133)	(189,303)	(955,303)	(984,382)	(382,610)	(3,460,577)	(3,035,417)	200,352

Increase (decrease) in net assets	(3,045,408)	696,015	(248,570)	(845,017)	(1,722,896)	718,881	(5,923,321)	1,137,569	201,757

NET ASSETS:
Beginning of period	19,141,743	18,445,728	4,057,825	4,902,842	6,147,012	5,428,131	40,011,931	38,874,362	—

End of period	$16,096,335	$19,141,743	$3,809,255	$4,057,825	$4,424,116	$6,147,012	$34,088,610	$40,011,931	$201,757

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-II
Tax-Qualified Policies

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2018
and December 31, 2017

	MainStay VP IQ Hedge Multi- Strategy— Service Class	MainStay VP Janus Henderson Balanced— Initial Class		MainStay VP Large Cap Growth— Initial Class		MainStay VP MacKay Common Stock— Initial Class		MainStay VP MacKay Convertible— Initial Class
	2018 (a)	2018	2017	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$4,476	$163,925	$166,105	$(121,691)	$(100,936)	$75,378	$6,835	$38,196	$48,924
Net realized gain (loss) on investments	(321)	1,534,809	936,954	566,575	558,250	2,626,415	888,145	257,629	279,961
Realized gain distribution received	—	1,984,744	1,581,341	1,224,605	273,013	3,151,188	1,444,810	430,398	193,517
Change in unrealized appreciation/(depreciation) on investments	(22,366)	(3,837,524)	3,244,054	(1,504,795)	1,263,473	(8,130,138)	4,498,649	(1,112,551)	603,773

Net increase (decrease) in net assets resulting from operations	(18,211)	(154,046)	5,928,454	164,694	1,993,800	(2,277,157)	6,838,439	(386,328)	1,126,175

Contributions and (Withdrawals):
Payments received from policyowners	10,570	586,535	690,029	259,476	277,986	599,466	542,306	378,314	456,375
Policyowners' surrenders	(14,524)	(4,727,301)	(3,097,336)	(664,752)	(1,149,017)	(3,096,009)	(3,394,403)	(1,189,096)	(1,306,879)
Policyowners' annuity and death benefits	—	(137,333)	(115,339)	(29,597)	(6,910)	(252,069)	(244,742)	(33,028)	(6,693)
Net transfers from (to) Fixed Account	(4,212)	(306,194)	(573,314)	(29,312)	(24,269)	(324,146)	(222,437)	(68,174)	(60,139)
Transfers between Investment Divisions	985,648	(615,774)	(502,182)	456,595	419,005	(681,083)	(605,728)	634,822	353,094

Net contributions and (withdrawals)	977,482	(5,200,067)	(3,598,142)	(7,590)	(483,205)	(3,753,841)	(3,925,004)	(277,162)	(564,242)

Increase (decrease) in net assets	959,271	(5,354,113)	2,330,312	157,104	1,510,595	(6,030,998)	2,913,435	(663,490)	561,933

NET ASSETS:
Beginning of period	—	39,590,171	37,259,859	8,246,705	6,736,110	37,128,410	34,214,975	11,539,634	10,977,701

End of period	$959,271	$34,236,058	$39,590,171	$8,403,809	$8,246,705	$31,097,412	$37,128,410	$10,876,144	$11,539,634

(a) For the period November 30, 2018 (commencement of Investment Division) through December 31, 2018.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-II
Tax-Qualified Policies

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2018
and December 31, 2017

	MainStay VP MacKay Government— Initial Class		MainStay VP MacKay Growth— Initial Class		MainStay VP MacKay High Yield Corporate Bond— Initial Class		MainStay VP MacKay International Equity— Initial Class		MainStay VP MacKay Mid Cap Core— Initial Class
	2018	2017	2018	2017	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$67,072	$84,877	$(457,149)	$(612,672)	$1,887,416	$2,124,739	$(13,345)	$(52,341)	$(47,052)	$(33,468)
Net realized gain (loss) on investments	(137,825)	(146,387)	287,709	(2,174,124)	765,340	1,663,597	506,076	357,113	528,011	631,880
Realized gain distribution received	—	—	3,650,020	396,478	—	—	125,712	—	1,499,860	152,578
Change in unrealized appreciation/(depreciation) on investments	(22,627)	118,391	(6,127,757)	16,665,490	(3,770,153)	(1,268,796)	(1,489,760)	1,554,700	(3,507,226)	1,348,000

Net increase (decrease) in net assets resulting from operations	(93,380)	56,881	(2,647,177)	14,275,172	(1,117,397)	2,519,540	(871,317)	1,859,472	(1,526,407)	2,098,990

Contributions and (Withdrawals):
Payments received from policyowners	143,704	148,241	1,170,081	1,275,669	872,770	793,787	180,167	239,841	325,210	411,971
Policyowners' surrenders	(757,471)	(1,031,177)	(5,129,706)	(5,415,824)	(4,995,615)	(5,571,228)	(898,702)	(788,711)	(1,331,541)	(1,394,557)
Policyowners' annuity and death benefits	(38,169)	(55,403)	(220,839)	(349,387)	(372,035)	(423,115)	(31,600)	(35,312)	(61,810)	(1,754)
Net transfers from (to) Fixed Account	(215,367)	(72,969)	(781,443)	(590,451)	(457,127)	(460,510)	(120,563)	(49,453)	(96,987)	(94,986)
Transfers between Investment Divisions	(68,159)	(134,812)	(1,152,753)	(873,313)	(450,586)	538,323	184,108	34,774	(570,981)	(233,379)

Net contributions and (withdrawals)	(935,462)	(1,146,120)	(6,114,660)	(5,953,306)	(5,402,593)	(5,122,743)	(686,590)	(598,861)	(1,736,109)	(1,312,705)

Increase (decrease) in net assets	(1,028,842)	(1,089,239)	(8,761,837)	8,321,866	(6,519,990)	(2,603,203)	(1,557,907)	1,260,611	(3,262,516)	786,285

NET ASSETS:
Beginning of period	6,266,055	7,355,294	61,028,960	52,707,094	45,401,713	48,004,916	7,588,351	6,327,740	13,432,857	12,646,572

End of period	$5,237,213	$6,266,055	$52,267,123	$61,028,960	$38,881,723	$45,401,713	$6,030,444	$7,588,351	$10,170,341	$13,432,857

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-II
Tax-Qualified Policies

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2018
and December 31, 2017

	MainStay VP MacKay S&P 500 Index— Initial Class		MainStay VP MacKay Small Cap Core— Service Class		MainStay VP MacKay Unconstrained Bond— Service Class		MainStay VP Mellon Natural Resources— Initial Class		MainStay VP Moderate Allocation— Service Class
	2018	2017	2018	2017	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$55,813	$46,832	$(18,036)	$(20,315)	$51,991	$48,049	$(59,916)	$(71,836)	$111,246	$22,683
Net realized gain (loss) on investments	5,613,193	4,840,142	72,143	61,126	(24,251)	(28,297)	(393,380)	(553,676)	77,599	60,841
Realized gain distribution received	1,451,310	1,112,119	162,511	25,693	—	—	—	—	489,424	73,333
Change in unrealized appreciation/(depreciation) on investments	(11,126,623)	7,851,431	(420,575)	111,731	(108,374)	76,932	(939,471)	429,801	(2,228,883)	1,970,124

Net increase (decrease) in net assets resulting from operations	(4,006,307)	13,850,524	(203,957)	178,235	(80,634)	96,684	(1,392,767)	(195,711)	(1,550,614)	2,126,981

Contributions and (Withdrawals):
Payments received from policyowners	1,477,672	1,865,968	32,072	38,762	108,556	71,750	155,701	230,435	374,627	1,085,150
Policyowners' surrenders	(6,593,731)	(7,532,296)	(196,634)	(210,343)	(318,430)	(587,757)	(520,061)	(573,749)	(2,412,467)	(2,355,197)
Policyowners' annuity and death benefits	(624,729)	(439,198)	—	—	(23,957)	(12,752)	(17,514)	(7,376)	(29,181)	(30,196)
Net transfers from (to) Fixed Account	(875,867)	(603,263)	18,141	282	(32,866)	(36,117)	(46,849)	(72,419)	(785,427)	(511,295)
Transfers between Investment Divisions	(371,003)	(641,442)	(18,653)	(146,101)	151,670	334,492	(157,512)	(494,419)	311,839	610,300

Net contributions and (withdrawals)	(6,987,658)	(7,350,231)	(165,074)	(317,400)	(115,027)	(230,384)	(586,235)	(917,528)	(2,540,609)	(1,201,238)

Increase (decrease) in net assets	(10,993,965)	6,500,293	(369,031)	(139,165)	(195,661)	(133,700)	(1,979,002)	(1,113,239)	(4,091,223)	925,743

NET ASSETS:
Beginning of period	79,621,729	73,121,436	1,449,976	1,589,141	2,953,301	3,087,001	5,173,019	6,286,258	17,638,275	16,712,532

End of period	$68,627,764	$79,621,729	$1,080,945	$1,449,976	$2,757,640	$2,953,301	$3,194,017	$5,173,019	$13,547,052	$17,638,275

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-II
Tax-Qualified Policies

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2018
and December 31, 2017

	MainStay VP Moderate Growth Allocation— Service Class		MainStay VP PIMCO Real Return— Service Class		MainStay VP T. Rowe Price Equity Income— Initial Class		MainStay VP U.S. Government Money Market— Initial Class		American Funds IS Asset Allocation Fund— Class 4
	2018	2017	2018	2017	2018	2017	2018	2017	2018 (b)
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$46,429	$(9,031)	$(175)	$1,782	$58,144	$90,406	$1,535	$(75,768)	$4,976
Net realized gain (loss) on investments	210,847	357,976	(55,302)	(116,391)	696,191	412,787	(134)	3	(1,595)
Realized gain distribution received	551,987	264,984	—	—	896,175	523,918	—	—	134
Change in unrealized appreciation/(depreciation) on investments	(2,353,902)	1,485,968	(563)	143,874	(2,653,896)	526,413	133	(798)	(53,658)

Net increase (decrease) in net assets resulting from operations	(1,544,639)	2,099,897	(56,040)	29,265	(1,003,386)	1,553,524	1,534	(76,563)	(50,143)

Contributions and (Withdrawals):
Payments received from policyowners	561,336	336,223	53,410	39,889	178,081	315,013	979,044	286,682	18,488
Policyowners' surrenders	(1,220,531)	(1,948,239)	(151,603)	(261,516)	(1,590,197)	(1,094,572)	(1,823,583)	(3,095,456)	(56,594)
Policyowners' annuity and death benefits	(197,723)	(3,976)	—	(9,248)	(133,558)	(33,842)	(191,639)	(16,917)	—
Net transfers from (to) Fixed Account	(192,878)	(50,407)	(53,680)	(5,603)	(66,708)	(76,017)	(614,032)	(347,944)	—
Transfers between Investment Divisions	(124,935)	224,143	45,351	(116,174)	(575,718)	(84,393)	1,088,813	818,847	710,654

Net contributions and (withdrawals)	(1,174,731)	(1,442,256)	(106,522)	(352,652)	(2,188,100)	(973,811)	(561,397)	(2,354,788)	672,548

Increase (decrease) in net assets	(2,719,370)	657,641	(162,562)	(323,387)	(3,191,486)	579,713	(559,863)	(2,431,351)	622,405

NET ASSETS:
Beginning of period	13,915,480	13,257,839	1,428,870	1,752,257	11,655,839	11,076,126	6,927,913	9,359,264	—

End of period	$11,196,110	$13,915,480	$1,266,308	$1,428,870	$8,464,353	$11,655,839	$6,368,050	$6,927,913	$622,405

(b) For the period May 1, 2018 (commencement of Investment Division) through December 31, 2018.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-II
Tax-Qualified Policies

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2018
and December 31, 2017

	American Funds IS Blue Chip Income and Growth Fund— Class 4		American Funds IS Global Small Capitalization Fund— Class 4		American Funds IS Growth Fund— Class 4		American Funds IS New World Fund®— Class 4		BlackRock ® Global Allocation V.I. Fund— Class III
	2018	2017 (c)	2018	2017	2018	2017 (c)	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$4,526	$36	$(1,758)	$(806)	$(1,159)	$(1)	$(3,916)	$(1,704)	$(13,766)	$(2,241)
Net realized gain (loss) on investments	(1,480)	1	3,540	(1,764)	(6,510)	—	9,733	6,205	(27,535)	(31,549)
Realized gain distribution received	24,266	—	6,558	—	12,740	—	17,938	—	125,606	35,124
Change in unrealized appreciation/(depreciation) on investments	(83,942)	(453)	(24,307)	21,952	(22,579)	(11)	(133,513)	92,018	(343,699)	356,853

Net increase (decrease) in net assets resulting from operations	(56,630)	(416)	(15,967)	19,382	(17,508)	(12)	(109,758)	96,519	(259,394)	358,187

Contributions and (Withdrawals):
Payments received from policyowners	26,539	—	4,019	957	17,723	—	69,796	21,964	86,311	108,242
Policyowners' surrenders	(8,224)	—	(26,625)	(2,142)	(1,223)	—	(65,738)	(61,836)	(295,776)	(433,401)
Policyowners' annuity and death benefits	—	—	—	—	—	—	(161)	—	(274)	(511)
Net transfers from (to) Fixed Account	677	—	(1,638)	—	912	—	3,565	(4,276)	(37,045)	(107,515)
Transfers between Investment Divisions	386,387	161,670	32,088	51,400	150,683	3,132	138,457	220,811	119,552	(3,154)

Net contributions and (withdrawals)	405,379	161,670	7,844	50,215	168,095	3,132	145,919	176,663	(127,232)	(436,339)

Increase (decrease) in net assets	348,749	161,254	(8,123)	69,597	150,587	3,120	36,161	273,182	(386,626)	(78,152)

NET ASSETS:
Beginning of period	161,254	—	127,313	57,716	3,120	—	598,131	324,949	3,014,171	3,092,323

End of period	$510,003	$161,254	$119,190	$127,313	$153,707	$3,120	$634,292	$598,131	$2,627,545	$3,014,171

(c) For the period November 13, 2017 (commencement of Investment Division) through December 31, 2017.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-II
Tax-Qualified Policies

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2018
and December 31, 2017

	BlackRock ® High Yield V.I. Fund— Class III		ClearBridge Variable Appreciation Portfolio— Class II	Columbia Variable Portfolio— Commodity Strategy Fund— Class 2		Columbia Variable Portfolio— Emerging Markets Bond Fund— Class 2		Columbia Variable Portfolio— Small Cap Value Fund— Class 2
	2018	2017	2018	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$26,439	$24,880	$175	$(285)	$698	$7,776	$3,985	$(17,793)	$(15,381)
Net realized gain (loss) on investments	(2,597)	(4,502)	23	666	(1,782)	(2,990)	1,127	(21,918)	(17,987)
Realized gain distribution received	—	—	1,059	—	—	—	—	226,991	104,831
Change in unrealized appreciation/(depreciation) on investments	(54,404)	18,055	(4,027)	(5,112)	894	(27,199)	6,430	(488,550)	119,219

Net increase (decrease) in net assets resulting from operations	(30,562)	38,433	(2,770)	(4,731)	(190)	(22,413)	11,542	(301,270)	190,682

Contributions and (Withdrawals):
Payments received from policyowners	15,539	12,197	2,601	1	279	24,379	3,874	17,117	23,283
Policyowners' surrenders	(13,264)	(110,376)	—	(373)	(14,812)	(25,062)	(39,651)	(135,003)	(137,980)
Policyowners' annuity and death benefits	(10,084)	—	—	—	—	—	—	(204)	—
Net transfers from (to) Fixed Account	(2,913)	80	—	—	13	(5,983)	2	(10,240)	(16,160)
Transfers between Investment Divisions	113,140	(52,413)	27,548	3,594	38,641	135,210	74,986	21,205	(1,970)

Net contributions and (withdrawals)	102,418	(150,512)	30,149	3,222	24,121	128,544	39,211	(107,125)	(132,827)

Increase (decrease) in net assets	71,856	(112,079)	27,379	(1,509)	23,931	106,131	50,753	(408,395)	57,855

NET ASSETS:
Beginning of period	617,049	729,128	—	26,711	2,780	149,706	98,953	1,655,292	1,597,437

End of period	$688,905	$617,049	$27,379	$25,202	$26,711	$255,837	$149,706	$1,246,897	$1,655,292

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-II
Tax-Qualified Policies

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2018
and December 31, 2017

	Delaware VIP® Small Cap Value Series— Service Class	Dreyfus IP Technology Growth Portfolio— Initial Shares		DWS Alternative Asset Allocation VIP— Class B		Fidelity ® VIP ContrafundSM Portfolio— Initial Class		Fidelity ® VIP Emerging Markets Portfolio— Service Class 2
	2018	2018	2017	2018	2017	2018	2017	2018 (b)
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(470)	$(60,152)	$(40,117)	$200	$402	$(293,300)	$(155,296)	$33
Net realized gain (loss) on investments	(704)	244,899	169,866	(1,431)	130	1,300,730	1,272,779	(70)
Realized gain distribution received	343	221,746	135,702	—	—	3,986,701	2,402,926	—
Change in unrealized appreciation/(depreciation) on investments	(19,415)	(594,419)	731,304	(29,961)	5,677	(8,043,432)	4,819,180	(12,308)

Net increase (decrease) in net assets resulting from operations	(20,246)	(187,926)	996,755	(31,192)	6,209	(3,049,301)	8,339,589	(12,345)

Contributions and (Withdrawals):
Payments received from policyowners	13,549	191,076	86,042	46,551	3,017	936,399	1,139,610	2,061
Policyowners' surrenders	(13,909)	(463,177)	(185,780)	(21,805)	(8,554)	(4,724,288)	(4,363,780)	—
Policyowners' annuity and death benefits	—	(5,660)	(2,003)	—	—	(132,636)	(258,772)	—
Net transfers from (to) Fixed Account	(1)	15,342	(131,129)	(1,619)	209	(351,356)	(469,461)	—
Transfers between Investment Divisions	110,058	894,687	555,624	208,979	78,348	(335,635)	(946,177)	100,438

Net contributions and (withdrawals)	109,697	632,268	322,754	232,106	73,020	(4,607,516)	(4,898,580)	102,499

Increase (decrease) in net assets	89,451	444,342	1,319,509	200,914	79,229	(7,656,817)	3,441,009	90,154

NET ASSETS:
Beginning of period	—	3,727,105	2,407,596	154,688	75,459	46,609,647	43,168,638	—

End of period	$89,451	$4,171,447	$3,727,105	$355,602	$154,688	$38,952,830	$46,609,647	$90,154

(b) For the period May 1, 2018 (commencement of Investment Division) through December 31, 2018.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-II
Tax-Qualified Policies

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2018
and December 31, 2017

	Fidelity ® VIP Equity-IncomeSM Portfolio— Initial Class		Fidelity ® VIP Growth Opportunities Portfolio— Service Class 2		Fidelity ® VIP Mid Cap Portfolio— Service Class 2		Invesco V.I. American Value Fund— Series II Shares		Invesco V.I. International Growth Fund— Series II Shares
	2018	2017	2018	2017	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$105,909	$45,876	$(11,633)	$(4,922)	$(74,720)	$(68,054)	$(2,488)	$(2,220)	$2,498	$(201)
Net realized gain (loss) on investments	829,604	(28,248)	41,792	1,669	165,828	314,942	(4,057)	(26,331)	15,186	2,353
Realized gain distribution received	598,710	284,625	37,572	44,299	727,546	390,881	29,606	3,335	4,191	—
Change in unrealized appreciation/(depreciation) on investments	(2,665,217)	1,153,426	(34,486)	67,481	(1,993,447)	808,940	(48,616)	47,036	(128,804)	96,387

Net increase (decrease) in net assets resulting from operations	(1,130,994)	1,455,679	33,245	108,527	(1,174,793)	1,446,709	(25,555)	21,820	(106,929)	98,539

Contributions and (Withdrawals):
Payments received from policyowners	301,207	458,370	22,760	18,767	139,443	216,924	11,140	12,235	30,822	16,795
Policyowners' surrenders	(1,201,399)	(2,004,809)	(33,906)	(80,662)	(953,895)	(777,555)	(42,245)	(40,252)	(73,267)	(150,472)
Policyowners' annuity and death benefits	(268,385)	(103,748)	—	—	(9,049)	(3,764)	(180)	—	(194)	—
Net transfers from (to) Fixed Account	(143,961)	(170,193)	6,023	(697)	(125,943)	(124,834)	(15,071)	(4,990)	(9,820)	(3,976)
Transfers between Investment Divisions	(435,482)	(58,614)	572,176	344,328	(184,885)	(248,428)	(14,435)	(73,362)	11,760	242,731

Net contributions and (withdrawals)	(1,748,020)	(1,878,994)	567,053	281,736	(1,134,329)	(937,657)	(60,791)	(106,369)	(40,699)	105,078

Increase (decrease) in net assets	(2,879,014)	(423,315)	600,298	390,263	(2,309,122)	509,052	(86,346)	(84,549)	(147,628)	203,617

NET ASSETS:
Beginning of period	13,645,217	14,068,532	650,566	260,303	8,640,228	8,131,176	253,959	338,508	656,440	452,823

End of period	$10,766,203	$13,645,217	$1,250,864	$650,566	$6,331,106	$8,640,228	$167,613	$253,959	$508,812	$656,440
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-II
Tax-Qualified Policies

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2018
and December 31, 2017

	Janus Henderson Enterprise Portfolio— Service Shares		Janus Henderson Global Research Portfolio— Institutional Shares		MFS ® International Value Portfolio— Service Class		MFS ® Investors Trust Series— Initial Class		MFS ® Research Series— Initial Class
	2018	2017 (c)	2018	2017	2018	2017 (d)	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(1,394)	$(9)	$(40,663)	$(93,484)	$(469)	$21	$(12,560)	$(9,041)	$(7,565)	$30
Net realized gain (loss) on investments	(4,038)	1	1,065,165	858,082	262	799	89,135	83,036	72,297	99,473
Realized gain distribution received	4,706	—	—	—	2,353	27	78,956	60,245	130,269	74,544
Change in unrealized appreciation/(depreciation) on investments	(25,811)	51	(2,377,424)	3,200,048	(30,089)	4,192	(276,571)	163,737	(254,289)	48,636

Net increase (decrease) in net assets resulting from operations	(26,537)	43	(1,352,922)	3,964,646	(27,943)	5,039	(121,040)	297,977	(59,288)	222,683

Contributions and (Withdrawals):
Payments received from policyowners	32,858	1	309,364	485,931	28,604	1	49,043	37,832	27,467	24,172
Policyowners' surrenders	(133)	—	(1,420,525)	(1,892,158)	(649)	(1,250)	(106,296)	(132,800)	(131,193)	(169,505)
Policyowners' annuity and death benefits	—	—	(40,846)	(65,585)	—	—	(7,610)	(2,564)	(6,704)	—
Net transfers from (to) Fixed Account	36	—	(85,419)	(97,247)	1,094	10,151	(34,472)	(1,947)	(3)	(1,857)
Transfers between Investment Divisions	202,160	10,172	(298,092)	(158,001)	148,377	73,596	129,181	191,939	44,453	(28,017)

Net contributions and (withdrawals)	234,921	10,173	(1,535,518)	(1,727,060)	177,426	82,498	29,846	92,460	(65,980)	(175,207)

Increase (decrease) in net assets	208,384	10,216	(2,888,440)	2,237,586	149,483	87,537	(91,194)	390,437	(125,268)	47,476

NET ASSETS:
Beginning of period	10,216	—	18,563,930	16,326,344	87,537	—	1,739,143	1,348,706	1,149,616	1,102,140

End of period	$218,600	$10,216	$15,675,490	$18,563,930	$237,020	$87,537	$1,647,949	$1,739,143	$1,024,348	$1,149,616

(c) For the period November 13, 2017 (commencement of Investment Division) through December 31, 2017.
(d) For the period May 1, 2017 (commencement of Investment Division) through December 31, 2017.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-II
Tax-Qualified Policies

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2018
and December 31, 2017

	Morgan Stanley VIF U.S. Real Estate Portfolio— Class II		Neuberger Berman AMT Mid Cap Growth Portfolio— Class S		PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)— Advisor Class		PIMCO VIT Low Duration Portfolio— Advisor Class		PIMCO VIT Total Return Portfolio— Advisor Class
	2018	2017	2018	2017	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$7,204	$(353)	$(29,243)	$(25,202)	$(1,129)	$38,706	$1,351	$(136)	$12,063	$5,507
Net realized gain (loss) on investments	3,357	2,442	135,318	(24,069)	1,441	2,484	(1,116)	(24)	(6,652)	(9,617)
Realized gain distribution received	—	—	176,446	40,872	3,672	—	—	—	13,629	—
Change in unrealized appreciation/(depreciation) on investments	(68,654)	6,515	(449,982)	409,791	3,980	(26,996)	(3,359)	55	(38,003)	31,835

Net increase (decrease) in net assets resulting from operations	(58,093)	8,604	(167,461)	401,392	7,964	14,194	(3,124)	(105)	(18,963)	27,725

Contributions and (Withdrawals):
Payments received from policyowners	18,216	56,209	91,998	58,068	61,476	27,298	9,240	1,758	74,091	19,028
Policyowners' surrenders	(106,249)	(90,718)	(238,464)	(294,801)	(130,227)	(197,975)	(117,546)	(11,927)	(119,453)	(214,764)
Policyowners' annuity and death benefits	(102)	—	(3,767)	—	(284)	—	—	—	—	—
Net transfers from (to) Fixed Account	(3,338)	(166)	(5,959)	(8,690)	(21,733)	(5,316)	(1,880)	407	(3,155)	(4,957)
Transfers between Investment Divisions	(93,496)	(115,242)	136,496	161,137	142,471	226,732	126,237	245,854	201,714	345,905

Net contributions and (withdrawals)	(184,969)	(149,917)	(19,696)	(84,286)	51,703	50,739	16,051	236,092	153,197	145,212

Increase (decrease) in net assets	(243,062)	(141,313)	(187,157)	317,106	59,667	64,933	12,927	235,987	134,234	172,937

NET ASSETS:
Beginning of period	799,213	940,526	2,138,800	1,821,694	1,148,175	1,083,242	286,654	50,667	1,026,666	853,729

End of period	$556,151	$799,213	$1,951,643	$2,138,800	$1,207,842	$1,148,175	$299,581	$286,654	$1,160,900	$1,026,666

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-II
Tax-Qualified Policies

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2018
and December 31, 2017

	Victory VIF Diversified Stock Fund— Class A Shares
	2018	2017
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(5,595)	$(4,711)
Net realized gain (loss) on investments	87,756	55,563
Realized gain distribution received	101,482	10,422
Change in unrealized appreciation/(depreciation) on investments	(265,057)	107,821

Net increase (decrease) in net assets resulting from operations	(81,414)	169,095

Contributions and (Withdrawals):
Payments received from policyowners	4,723	10,740
Policyowners' surrenders	(194,918)	(88,410)
Policyowners' annuity and death benefits	—	—
Net transfers from (to) Fixed Account	(15,902)	1,093
Transfers between Investment Divisions	(10,009)	(53,311)

Net contributions and (withdrawals)	(216,106)	(129,888)

Increase (decrease) in net assets	(297,520)	39,207

NET ASSETS:
Beginning of period	786,692	747,485

End of period	$489,172	$786,692

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Accounts-I and -II
Non-Qualified and Tax-Qualified Policies

Notes to Financial Statements

NOTE 1—Organization and Significant Accounting Policies:

NYLIAC Variable Annuity Separate Account-I (“Separate Account-I”) and NYLIAC Variable Annuity Separate Account-II (“Separate Account-II”) were established on October 5, 1992, under Delaware law by New York Life Insurance and Annuity Corporation (“NYLIAC”), a wholly-owned subsidiary of New York Life Insurance Company (“NYLIC”). These accounts were established to receive and invest premium payments under Non-Qualified Flexible Premium Multi-Funded Variable Retirement Annuity Policies (“Separate Account-I”) and Tax-Qualified Flexible Premium Multi-Funded Variable Retirement Annuity Policies (“Separate Account-II”) issued by NYLIAC. Sales of these policies were discontinued effective May 10, 2002. Separate Account-I policies are designed to establish retirement benefits to provide individuals with supplemental retirement income. Separate Account-II policies are designed to establish retirement benefits for individuals who participate in tax-qualified pension, profit sharing or annuity plans. The policies are distributed by NYLIFE Distributors LLC and sold by registered representatives of NYLIFE Securities LLC. NYLIFE Securities LLC and NYLIFE Distributors LLC are both indirect, wholly-owned subsidiaries of NYLIC. Separate Account-I and Separate Account-II are registered under the Investment Company Act of 1940, as amended, as unit investment trusts that follows the accounting and reporting guidance under ASC 946.
The assets of Separate Account-I and Separate Account-II are invested in shares of eligible portfolios of the MainStay VP Funds Trust, the AIM Variable Insurance Funds, the American Funds Insurance Series®, the BlackRock® Variable Series Funds, Inc., the BlackRock® Variable Series Funds II, Inc., the Columbia Funds Variable Insurance Trust, the Columbia Funds Variable Series Trust II, the Delaware VIP® Trust, the Deutsche DWS Variable Series II, the Dreyfus Investment Portfolios, the Fidelity Variable Insurance Products Fund, the Janus Aspen Series, the Legg Mason Partners Variable Equity Trust, the MFS® Variable Insurance Trust, the MFS® Variable Insurance Trust II, the Morgan Stanley Variable Insurance Fund, Inc., the Neuberger Berman Advisers Management Trust, the PIMCO Variable Insurance Trust, and the Victory Variable Insurance Funds (collectively “Funds”). These assets are clearly identified and distinguished from the other assets and liabilities of NYLIAC. These assets are the property of NYLIAC; however, the portion of the assets attributable to the policies will not be charged with liabilities arising out of any other business NYLIAC may conduct. The Fixed Account represents a portion of the general account assets of NYLIAC and is not included in this report. NYLIAC’s Fixed Account may be charged with liabilities arising out of other business NYLIAC may conduct.

The following Investment Divisions, with their respective Fund portfolios, are available in Separate Account-I and Separate Account-II:

MainStay VP Balanced—Service Class
MainStay VP Bond—Initial Class
MainStay VP Conservative Allocation—Service Class
MainStay VP Cushing® Renaissance Advantage—Service Class
MainStay VP Eagle Small Cap Growth—Initial Class
MainStay VP Eagle Small Cap Growth—Service Class
MainStay VP Emerging Markets Equity—Initial Class
MainStay VP Epoch U.S. Equity Yield—Initial Class
MainStay VP Epoch U.S. Small Cap—Initial Class
MainStay VP Fidelity Institutional AM® Utilities—Service Class (formerly MainStay VP MFS® Utilities—Service Class)
MainStay VP Floating Rate—Service Class
MainStay VP Growth Allocation—Service Class
MainStay VP Income Builder—Initial Class
MainStay VP Indexed Bond—Service Class
MainStay VP IQ Hedge Multi-Strategy—Service Class
MainStay VP Janus Henderson Balanced—Initial Class
MainStay VP Large Cap Growth—Initial Class
MainStay VP MacKay Common Stock—Initial Class (formerly MainStay VP Common Stock—Initial Class)
MainStay VP MacKay Convertible—Initial Class (formerly MainStay VP Convertible—Initial Class)
MainStay VP MacKay Government—Initial Class (formerly MainStay VP Government—Initial Class)
MainStay VP MacKay Growth—Initial Class (formerly MainStay VP Cornerstone Growth—Initial Class)
MainStay VP MacKay High Yield Corporate Bond—Initial Class (formerly MainStay VP High Yield Corporate Bond—Initial Class)
MainStay VP MacKay International Equity—Initial Class (formerly MainStay VP International Equity—Initial Class)
MainStay VP MacKay Mid Cap Core—Initial Class (formerly MainStay VP Mid Cap Core—Initial Class)
MainStay VP MacKay S&P 500 Index—Initial Class (formerly MainStay VP S&P 500 Index—Initial Class)
MainStay VP MacKay Small Cap Core—Service Class (formerly MainStay VP Small Cap Core—Service Class)
MainStay VP MacKay Unconstrained Bond—Service Class (formerly MainStay VP Unconstrained Bond—Service Class)
MainStay VP Mellon Natural Resources—Initial Class (formerly MainStay VP VanEck Global Hard Assets—Initial Class)
MainStay VP Moderate Allocation—Service Class

NYLIAC Variable Annuity Separate Accounts-I and -II
Non-Qualified and Tax-Qualified Policies
Notes to Financial Statements (Continued)

NOTE 1—Organization and Significant Accounting Policies (Continued):

MainStay VP Moderate Growth Allocation—Service Class
MainStay VP PIMCO Real Return—Service Class
MainStay VP T. Rowe Price Equity Income—Initial Class
MainStay VP U.S. Government Money Market—Initial Class
American Funds IS Asset Allocation—Class 4
American Funds IS Blue Chip Income and Growth Fund—Class 4
American Funds IS Global Small Capitalization Fund—Class 4
American Funds IS Growth Fund—Class 4
American Funds IS New World Fund®—Class 4
BlackRock® Global Allocation V.I. Fund—Class III
BlackRock® High Yield V.I. Fund—Class III
ClearBridge Variable Appreciation Portfolio—Class II
Columbia Variable Portfolio—Commodity Strategy Fund—Class 2
Columbia Variable Portfolio—Emerging Markets Bond Fund—Class 2
Columbia Variable Portfolio—Small Cap Value Fund—Class 2
Delaware VIP® Small Cap Value Series—Service Class
Dreyfus IP Technology Growth Portfolio—Initial Shares
DWS Alternative Asset Allocation VIP—Class B (formerly Deutsche Alternative Asset Allocation VIP—Class B)
Fidelity® VIP ContrafundSM Portfolio—Initial Class
Fidelity® VIP Emerging Markets Portfolio—Service Class 2
Fidelity® VIP Equity-IncomeSM Portfolio—Initial Class
Fidelity® VIP Growth Opportunities Portfolio—Service Class 2
Fidelity® VIP Mid Cap Portfolio—Service Class 2
Invesco V.I. American Value Fund—Series II Shares
Invesco V.I. International Growth Fund—Series II Shares
Janus Henderson Enterprise Portfolio—Service Shares
Janus Henderson Global Research Portfolio—Institutional Shares
MFS® International Value Portfolio—Service Class
MFS® Investors Trust Series—Initial Class
MFS® Research Series—Initial Class
Morgan Stanley VIF U.S. Real Estate Portfolio—Class II
Neuberger Berman AMT Mid Cap Growth Portfolio—Class S
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)—Advisor Class (formerly PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged)—Advisor Class)
PIMCO VIT Low Duration Portfolio—Advisor Class
PIMCO VIT Total Return Portfolio—Advisor Class
Victory VIF Diversified Stock Fund—Class A Shares
________________
New investments in the MainStay VP Emerging Markets Equity, MainStay VP MacKay Growth, MainStay VP T. Rowe Price Equity Income and Victory VIF Diversified Stock Investment Divisions are restricted to those policies already invested in these Investment Divisions.

On November 30, 2018, the Service Class shares of the MainStay VP Absolute Return Multi-Strategy Portfolio were merged into the Service Class shares of the MainStay VP IQ Hedge Multi-Strategy Portfolio.

Initial premium payments were allocated to the MainStay VP U.S. Government Money Market Investment Division until 15 days after the policy issue date. Subsequent premium payments for flexible premium policies are generally allocated to the Investment Divisions of Separate Account-I or Separate Account-II and the Fixed Account at the close of the business day they are received, in accordance with the policyowner’s instructions. In addition, the policyowner has the option to transfer amounts between the Investment Divisions of Separate Account-I or Separate Account-II and the Fixed Account of NYLIAC, subject to certain restrictions.
No Federal income tax is payable on investment income or capital gains of Separate Account-I or Separate Account-II under current Federal income tax law.
Security Valuation—The investments are valued at the net asset value (“NAV”) of shares of the respective Fund portfolios.
Security Transactions—Realized gains and losses from security transactions are reported on the identified cost basis. Security transactions are accounted for as of the date the securities are purchased or sold (trade date).

NYLIAC Variable Annuity Separate Accounts-I and -II
Non-Qualified and Tax-Qualified Policies
Notes to Financial Statements (Continued)

NOTE 1—Organization and Significant Accounting Policies (Continued):

Distributions Received—Dividend income and capital gain distributions are recorded on the ex-dividend date and reinvested in the corresponding Fund portfolio.
The authoritative guidance defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The authoritative guidance also establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement.
The levels of the fair value hierarchy are based on the inputs to the valuation as follows:
Level 1—Fair value is based on unadjusted quoted prices for identical assets or liabilities in an active market. Active markets are defined as a market in which many transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
Level 2—Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data for substantially the full term of the asset.
Level 3—Instruments who values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These inputs reflect management’s own assumptions in pricing of the asset or liability.
Investments in the mutual funds represent open-end mutual funds in which the valuation is based on the aggregate NAV of the shares held at the valuation date, which represents fair value, and are classified as level 1.
The amounts shown as net receivable from (payable to) NYLIAC on the Statement of Assets and Liabilities reflect transactions that occurred on the last business day of the reporting period. These amounts will be deposited to or withdrawn from the separate account in accordance with the policyowners’ instructions on the first business day subsequent to the close of the period presented. The amounts shown as net receivable from (payable to) the Fund for shares sold or purchased represent unsettled trades.
The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NYLIAC Variable Annuity Separate Accounts-I and -II
Non-Qualified and Tax-Qualified Policies
Notes to Financial Statements (Continued)

NOTE 2—Purchases and Sales (in 000’s):

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2018 were as follows:

Separate Account-I (Non-Qualified Policies)	Purchases	Sales
MainStay VP Absolute Return Multi-Strategy—Service Class	$19	$481
MainStay VP Balanced—Service Class	352	623
MainStay VP Bond—Initial Class	412	1,197
MainStay VP Conservative Allocation—Service Class	342	761
MainStay VP Cushing® Renaissance Advantage—Service Class	12	9
MainStay VP Eagle Small Cap Growth—Initial Class	196	372
MainStay VP Eagle Small Cap Growth—Service Class	236	83
MainStay VP Emerging Markets Equity—Initial Class	100	531
MainStay VP Epoch U.S. Equity Yield—Initial Class	1,730	2,498
MainStay VP Epoch U.S. Small Cap—Initial Class	551	381
MainStay VP Fidelity Institutional AM® Utilities—Service Class	352	1,508
MainStay VP Floating Rate—Service Class	891	830
MainStay VP Growth Allocation—Service Class	368	625
MainStay VP Income Builder—Initial Class	2,119	3,976
MainStay VP Indexed Bond—Service Class	76	10
MainStay VP IQ Hedge Multi-Strategy—Service Class	355	5
MainStay VP Janus Henderson Balanced—Initial Class	1,480	2,190
MainStay VP Large Cap Growth—Initial Class	1,689	1,063
MainStay VP MacKay Common Stock—Initial Class	2,560	3,311
MainStay VP MacKay Convertible—Initial Class	1,035	1,160
MainStay VP MacKay Government—Initial Class	174	1,103
MainStay VP MacKay Growth—Initial Class	2,527	4,626
MainStay VP MacKay High Yield Corporate Bond—Initial Class	2,843	5,840
MainStay VP MacKay International Equity—Initial Class	732	659
MainStay VP MacKay Mid Cap Core—Initial Class	1,199	914
MainStay VP MacKay S&P 500 Index—Initial Class	2,853	5,657
MainStay VP MacKay Small Cap Core—Service Class	93	91
MainStay VP MacKay Unconstrained Bond—Service Class	264	296
MainStay VP Mellon Natural Resources—Initial Class	115	484
MainStay VP Moderate Allocation—Service Class	797	1,523
MainStay VP Moderate Growth Allocation—Service Class	680	1,343
MainStay VP PIMCO Real Return—Service Class	91	141
MainStay VP T. Rowe Price Equity Income—Initial Class	663	953
MainStay VP U.S. Government Money Market—Initial Class	1,174	2,913
American Funds IS Asset Allocation Fund—Class 4	183	6
American Funds IS Blue Chip Income and Growth Fund—Class 4	220	58
American Funds IS Global Small Capitalization Fund—Class 4	58	145
American Funds IS Growth Fund—Class 4	134	85
American Funds IS New World Fund®—Class 4	104	74
BlackRock® Global Allocation V.I. Fund—Class III	207	206
BlackRock® High Yield V.I. Fund—Class III	198	11
ClearBridge Variable Appreciation Portfolio—Class II	38	—
Columbia Variable Portfolio—Commodity Strategy Fund—Class 2	1	70
Columbia Variable Portfolio—Emerging Markets Bond Fund—Class 2	78	102
Columbia Variable Portfolio—Small Cap Value Fund—Class 2	196	163
Delaware VIP® Small Cap Value Series—Service Class	3	—
Dreyfus IP Technology Growth Portfolio—Initial Shares	1,020	504
DWS Alternative Asset Allocation VIP—Class B	141	12

NYLIAC Variable Annuity Separate Accounts-I and -II
Non-Qualified and Tax-Qualified Policies
Notes to Financial Statements (Continued)

NOTE 2—Purchases and Sales (in 000’s) (Continued):

Separate Account-I (Non-Qualified Policies)	Purchases	Sales
Fidelity® VIP ContrafundSM Portfolio—Initial Class	$2,824	$3,118
Fidelity® VIP Emerging Markets Portfolio—Service Class 2	77	—
Fidelity® VIP Equity-IncomeSM Portfolio—Initial Class	612	1,287
Fidelity® VIP Growth Opportunities Portfolio—Service Class 2	340	224
Fidelity® VIP Mid Cap Portfolio—Service Class 2	509	921
Invesco V.I. American Value Fund—Series II Shares	45	15
Invesco V.I. International Growth Fund—Series II Shares	78	78
Janus Henderson Enterprise Portfolio—Service Shares	189	144
Janus Henderson Global Research Portfolio—Institutional Shares	123	1,036
MFS® International Value Portfolio—Service Class	75	10
MFS® Investors Trust Series—Initial Class	226	103
MFS® Research Series—Initial Class	309	51
Morgan Stanley VIF U.S. Real Estate Portfolio—Class II	80	253
Neuberger Berman AMT Mid Cap Growth Portfolio—Class S	323	193
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)—Advisor Class	76	168
PIMCO VIT Low Duration Portfolio—Advisor Class	96	28
PIMCO VIT Total Return Portfolio—Advisor Class	332	52
Victory VIF Diversified Stock Fund—Class A Shares	42	56
Total	$38,017	$57,330

NYLIAC Variable Annuity Separate Accounts-I and -II
Non-Qualified and Tax-Qualified Policies
Notes to Financial Statements (Continued)

NOTE 2—Purchases and Sales (in 000’s) (Continued):

Separate Account-II (Tax-Qualified Policies)	Purchases	Sales
MainStay VP Absolute Return Multi-Strategy—Service Class	$152	$1,319
MainStay VP Balanced—Service Class	929	1,104
MainStay VP Bond—Initial Class	640	1,726
MainStay VP Conservative Allocation—Service Class	773	2,734
MainStay VP Cushing® Renaissance Advantage—Service Class	28	21
MainStay VP Eagle Small Cap Growth—Initial Class	440	1,151
MainStay VP Eagle Small Cap Growth—Service Class	356	173
MainStay VP Emerging Markets Equity—Initial Class	219	629
MainStay VP Epoch U.S. Equity Yield—Initial Class	3,030	4,838
MainStay VP Epoch U.S. Small Cap—Initial Class	839	882
MainStay VP Fidelity Institutional AM® Utilities—Service Class	563	3,463
MainStay VP Floating Rate—Service Class	1,373	1,438
MainStay VP Growth Allocation—Service Class	475	1,264
MainStay VP Income Builder—Initial Class	3,065	4,361
MainStay VP Indexed Bond—Service Class	216	13
MainStay VP IQ Hedge Multi-Strategy—Service Class	1,012	31
MainStay VP Janus Henderson Balanced—Initial Class	2,917	5,977
MainStay VP Large Cap Growth—Initial Class	2,611	1,516
MainStay VP MacKay Common Stock—Initial Class	3,959	4,487
MainStay VP MacKay Convertible—Initial Class	1,665	1,474
MainStay VP MacKay Government—Initial Class	377	1,245
MainStay VP MacKay Growth—Initial Class	4,225	7,123
MainStay VP MacKay High Yield Corporate Bond—Initial Class	2,960	6,492
MainStay VP MacKay International Equity—Initial Class	696	1,287
MainStay VP MacKay Mid Cap Core—Initial Class	2,019	2,246
MainStay VP MacKay S&P 500 Index—Initial Class	3,183	8,643
MainStay VP MacKay Small Cap Core—Service Class	313	334
MainStay VP MacKay Unconstrained Bond—Service Class	361	457
MainStay VP Mellon Natural Resources—Initial Class	295	941
MainStay VP Moderate Allocation—Service Class	1,653	3,479
MainStay VP Moderate Growth Allocation—Service Class	1,345	1,906
MainStay VP PIMCO Real Return—Service Class	257	364
MainStay VP T. Rowe Price Equity Income—Initial Class	1,240	2,474
MainStay VP U.S. Government Money Market—Initial Class	3,661	4,217
American Funds IS Asset Allocation Fund—Class 4	769	91
American Funds IS Blue Chip Income and Growth Fund—Class 4	451	17
American Funds IS Global Small Capitalization Fund—Class 4	47	34
American Funds IS Growth Fund—Class 4	221	42
American Funds IS New World Fund®—Class 4	255	95
BlackRock® Global Allocation V.I. Fund—Class III	383	443
BlackRock® High Yield V.I. Fund—Class III	240	111
ClearBridge Variable Appreciation Portfolio—Class II	32	1
Columbia Variable Portfolio—Commodity Strategy Fund—Class 2	20	17
Columbia Variable Portfolio—Emerging Markets Bond Fund—Class 2	216	80
Columbia Variable Portfolio—Small Cap Value Fund—Class 2	361	259
Delaware VIP® Small Cap Value Series—Service Class	128	19
Dreyfus IP Technology Growth Portfolio—Initial Shares	1,670	876
DWS Alternative Asset Allocation VIP—Class B	267	35
Fidelity® VIP ContrafundSM Portfolio—Initial Class	4,824	5,762
Fidelity® VIP Emerging Markets Portfolio—Service Class 2	103	1

NYLIAC Variable Annuity Separate Accounts-I and -II
Non-Qualified and Tax-Qualified Policies
Notes to Financial Statements (Continued)

NOTE 2—Purchases and Sales (in 000’s) (Continued):

Separate Account-II (Tax-Qualified Policies)	Purchases	Sales
Fidelity® VIP Equity-IncomeSM Portfolio—Initial Class	$1,271	$2,234
Fidelity® VIP Growth Opportunities Portfolio—Service Class 2	824	231
Fidelity® VIP Mid Cap Portfolio—Service Class 2	887	1,369
Invesco V.I. American Value Fund—Series II Shares	59	92
Invesco V.I. International Growth Fund—Series II Shares	107	141
Janus Henderson Enterprise Portfolio—Service Shares	272	34
Janus Henderson Global Research Portfolio—Institutional Shares	361	2,013
MFS® International Value Portfolio—Service Class	182	3
MFS® Investors Trust Series—Initial Class	304	208
MFS® Research Series—Initial Class	237	180
Morgan Stanley VIF U.S. Real Estate Portfolio—Class II	112	290
Neuberger Berman AMT Mid Cap Growth Portfolio—Class S	709	581
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)—Advisor Class	259	204
PIMCO VIT Low Duration Portfolio—Advisor Class	228	210
PIMCO VIT Total Return Portfolio—Advisor Class	359	178
Victory VIF Diversified Stock Fund—Class A Shares	116	236
Total	$64,121	$95,896

NYLIAC Variable Annuity Separate Accounts-I and -II
Non-Qualified and Tax-Qualified Policies

Notes to Financial Statements (Continued)

NOTE 3—Expenses and Related Party Transactions:
New York Life Investment Management LLC (“New York Life Investments”) provides investment advisory services to the MainStay VP Funds Trust, for a fee. New York Life Investments retains several sub-advisors, including BNY Mellon Asset Management North America Corporation ("BNY Mellon AMNA"), Candriam Belgium S.A. (“Candriam Belgium”), Cushing® Asset Management, LP (“Cushing”), Eagle Asset Management, Inc. (“Eagle”), Epoch Investment Partners, Inc. (“Epoch”), FIAM, LLC ("FIAM"), IndexIQ Advisors LLC ("IndexIQ Advisors"), Janus Capital Management LLC (“Janus Capital”), MacKay Shields LLC (“MacKay”), New York Life Investors LLC (“NYL Investors”), Pacific Investment Management Company LLC (“PIMCO”), T. Rowe Price Associates, Inc. (“T. Rowe Price”), and Winslow Capital Management Inc. (“Winslow Capital”) to provide investment advisory services to certain portfolios of the MainStay VP Funds Trust.
New York Life Investments, MacKay, IndexIQ Advisors and NYL Investors are all indirect, wholly-owned subsidiaries of NYLIC. BNY Mellon AMNA is a specialist multi-asset investment manager formed by the combination of certain Bank of New York Mellon affiliated investment management firms. Candriam Belgium is a part of Candriam Investors Group. Capital Research and Management is a wholly-owned subsidiary of The Capital Group Companies, Inc. ClearBridge Investments, LLC is a wholly-owned subsidiary of Legg Mason, Inc. Cushing is a wholly-owned subsidiary of Swank Capital. Eagle is a wholly-owned subsidiary of Raymond James Financial, Inc. Epoch is an indirect, wholly-owned subsidiary of Toronto Dominion Bank. FIAM is an indirectly held subsidiary of FMR LLC. Janus is a wholly-owned subsidiary of Janus Capital Group, Inc. PIMCO is a majority owned subsidiary of Allianz Asset Management of America LLC. Winslow Capital is a wholly-owned subsidiary of Nuveen Investments, Inc. T. Rowe Price is an independent investment advisory firm.
Effective January 1, 2018, the portfolio managers from Cornerstone Capital Management Holdings LLC ("CCM") who manage all or a portion of the day-to-day investment operations of the Portfolios transitioned from CCM to MacKay, which is also a wholly-owned, fully autonomous subsidiary of NYLIC.
NYLIAC deducts a surrender charge on certain partial withdrawals and surrenders. This charge is 7% during the first three policy years and declines 1% per year for each additional policy year, until the ninth policy year, after which no charge is made. Surrender charges are paid to NYLIAC. This charge is shown with policyowners’ surrenders in the accompanying Statements of Changes in Net Assets.
NYLIAC also deducts an annual policy service charge from the policy’s accumulation value on each policy anniversary date and upon surrender, if on the policy anniversary and/or date of surrender the accumulation value is less than $10,000. This charge is the lesser of $30 or 2% of the accumulation value. This charge is shown as a reduction to payments received from policyowners in the accompanying Statements of Changes in Net Assets.
Separate Account-I and Separate Account-II are charged for mortality and expense risks assumed and administrative services provided by NYLIAC. These charges are made daily at an annual rate of 1.20% and .10%, respectively, of the daily average variable accumulation value of each Investment Division, and is the same rate for each of the five periods presented in the Financial Highlights Section. These charges are disclosed on the accompanying Statement of Operations.
Separate Account-I and Separate Account-II policyowners may pay certain Fund portfolio company operating expenses during the time they own their policy, which are reflected in the daily computation of NAVs for the Funds. NYLIAC may receive payment or compensation from the Funds resulting from certain of these operating expenses in connection with the administration, distribution and other services it provides to the Funds, some of whom may be affiliates of NYLIAC. Management Fees (which may include administration and/or advisory fees) range from 0.00% to 1.25%, distribution (12b-1) fees range from 0.00% to 0.30%, and other expenses range from 0.00% to 1.24%. These ranges are shown as a percentage of average net assets as of December 31, 2017, and approximate the ranges as of December 31, 2018.

NOTE 4—Distribution of Net Income:
Separate Account-I and Separate Account-II do not expect to declare dividends to policyowners from accumulated net investment income and realized gains. The income and gains are distributed to policyowners as part of withdrawals of amounts (in the form of surrenders, death benefits, transfers, or annuity payments) in excess of the net premium payments.

NYLIAC Variable Annuity Separate Accounts-I and -II
Non-Qualified and Tax-Qualified Policies
Notes to Financial Statements (Continued)

NOTE 5—Changes in Units Outstanding (in 000’s):

The changes in units outstanding for the years ended December 31, 2018 and 2017 were as follows:

	2018			2017
Separate Account-I (Non-Qualified Policies)	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
MainStay VP Absolute Return Multi-Strategy—Service Class	2	(60)	(58)	22	(12)	10
MainStay VP Balanced—Service Class	10	(32)	(22)	21	(34)	(13)
MainStay VP Bond—Initial Class	11	(47)	(36)	46	(72)	(26)
MainStay VP Conservative Allocation—Service Class	13	(43)	(30)	35	(65)	(30)
MainStay VP Cushing® Renaissance Advantage—Service Class	1	(1)	—	6	(8)	(2)
MainStay VP Eagle Small Cap Growth—Initial Class	1	(19)	(18)	1	(40)	(39)
MainStay VP Eagle Small Cap Growth—Service Class	11	(5)	6	9	(1)	8
MainStay VP Emerging Markets Equity—Initial Class	9	(56)	(47)	27	(44)	(17)
MainStay VP Epoch U.S. Equity Yield—Initial Class	8	(95)	(87)	12	(153)	(141)
MainStay VP Epoch U.S. Small Cap—Initial Class	6	(13)	(7)	6	(27)	(21)
MainStay VP Fidelity Institutional AM® Utilities—Service Class	20	(96)	(76)	27	(111)	(84)
MainStay VP Floating Rate—Service Class	51	(58)	(7)	26	(67)	(41)
MainStay VP Growth Allocation—Service Class	13	(33)	(20)	25	(27)	(2)
MainStay VP Income Builder—Initial Class	6	(87)	(81)	27	(100)	(73)
MainStay VP Indexed Bond—Service Class	8	(1)	7	—	—	—
MainStay VP IQ Hedge Multi-Strategy—Service Class	45	(1)	44	—	—	—
MainStay VP Janus Henderson Balanced—Initial Class	20	(121)	(101)	3	(163)	(160)
MainStay VP Large Cap Growth—Initial Class	27	(28)	(1)	17	(33)	(16)
MainStay VP MacKay Common Stock—Initial Class	6	(47)	(41)	7	(52)	(45)
MainStay VP MacKay Convertible—Initial Class	15	(26)	(11)	12	(22)	(10)
MainStay VP MacKay Government—Initial Class	3	(47)	(44)	7	(44)	(37)
MainStay VP MacKay Growth—Initial Class	6	(90)	(84)	9	(142)	(133)
MainStay VP MacKay High Yield Corporate Bond—Initial Class	17	(121)	(104)	34	(174)	(140)
MainStay VP MacKay International Equity—Initial Class	19	(20)	(1)	10	(36)	(26)
MainStay VP MacKay Mid Cap Core—Initial Class	6	(23)	(17)	11	(46)	(35)
MainStay VP MacKay S&P 500 Index—Initial Class	20	(74)	(54)	19	(93)	(74)
MainStay VP MacKay Small Cap Core—Service Class	1	(6)	(5)	12	(25)	(13)
MainStay VP MacKay Unconstrained Bond—Service Class	17	(23)	(6)	47	(31)	16
MainStay VP Mellon Natural Resources—Initial Class	19	(67)	(48)	34	(98)	(64)
MainStay VP Moderate Allocation—Service Class	23	(83)	(60)	51	(83)	(32)
MainStay VP Moderate Growth Allocation—Service Class	13	(69)	(56)	23	(79)	(56)
MainStay VP PIMCO Real Return—Service Class	9	(14)	(5)	15	(41)	(26)
MainStay VP T. Rowe Price Equity Income—Initial Class	3	(49)	(46)	13	(53)	(40)
MainStay VP U.S. Government Money Market—Initial Class	864	(2,205)	(1,341)	974	(1,852)	(878)
American Funds IS Asset Allocation Fund—Class 4	17	—	17	—	—	—
American Funds IS Blue Chip Income and Growth Fund—Class 4	20	(6)	14	—	—	—
American Funds IS Global Small Capitalization Fund—Class 4	4	(13)	(9)	16	—	16
American Funds IS Growth Fund—Class 4	11	(7)	4	—	—	—
American Funds IS New World Fund®—Class 4	9	(7)	2	11	(6)	5
BlackRock® Global Allocation V.I. Fund—Class III	11	(16)	(5)	25	(13)	12
BlackRock® High Yield V.I. Fund—Class III	17	(1)	16	3	(2)	1
ClearBridge Variable Appreciation Portfolio—Class II	3	—	3	—	—	—

NYLIAC Variable Annuity Separate Accounts-I and -II
Non-Qualified and Tax-Qualified Policies
Notes to Financial Statements (Continued)

NOTE 5—Changes in Units Outstanding (in 000’s) (Continued):

	2018			2017
Separate Account-I (Non-Qualified Policies)	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Columbia Variable Portfolio—Commodity Strategy Fund—Class 2	1	(9)	(8)	9	(5)	4
Columbia Variable Portfolio—Emerging Markets Bond Fund—Class 2	8	(10)	(2)	10	(3)	7
Columbia Variable Portfolio—Small Cap Value Fund—Class 2	4	(6)	(2)	13	(19)	(6)
Delaware VIP® Small Cap Value Series—Service Class	—	—	—	—	—	—
Dreyfus IP Technology Growth Portfolio—Initial Shares	31	(17)	14	23	(12)	11
DWS Alternative Asset Allocation VIP—Class B	14	(1)	13	5	(1)	4
Fidelity® VIP ContrafundSM Portfolio—Initial Class	10	(50)	(40)	9	(63)	(54)
Fidelity® VIP Emerging Markets Portfolio—Service Class 2	8	—	8	—	—	—
Fidelity® VIP Equity-IncomeSM Portfolio—Initial Class	4	(34)	(30)	7	(26)	(19)
Fidelity® VIP Growth Opportunities Portfolio—Service Class 2	18	(13)	5	18	(14)	4
Fidelity® VIP Mid Cap Portfolio—Service Class 2	3	(23)	(20)	7	(22)	(15)
Invesco V.I. American Value Fund—Series II Shares	2	(1)	1	5	(9)	(4)
Invesco V.I. International Growth Fund—Series II Shares	7	(7)	—	19	(5)	14
Janus Henderson Enterprise Portfolio—Service Shares	18	(14)	4	—	—	—
Janus Henderson Global Research Portfolio—Institutional Shares	2	(33)	(31)	29	(70)	(41)
MFS® International Value Portfolio—Service Class	6	(1)	5	4	—	4
MFS® Investors Trust Series—Initial Class	8	(4)	4	14	(6)	8
MFS® Research Series—Initial Class	8	(2)	6	—	(3)	(3)
Morgan Stanley VIF U.S. Real Estate Portfolio—Class II	6	(21)	(15)	7	(10)	(3)
Neuberger Berman AMT Mid Cap Growth Portfolio—Class S	7	(6)	1	8	(15)	(7)
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)—Advisor Class	5	(14)	(9)	36	(3)	33
PIMCO VIT Low Duration Portfolio—Advisor Class	10	(3)	7	8	(1)	7
PIMCO VIT Total Return Portfolio—Advisor Class	31	(5)	26	26	(2)	24
Victory VIF Diversified Stock Fund—Class A Shares	—	(2)	(2)	—	(3)	(3)

NYLIAC Variable Annuity Separate Accounts-I and -II
Non-Qualified and Tax-Qualified Policies
Notes to Financial Statements (Continued)

NOTE 5—Changes in Units Outstanding (in 000’s) (Continued):

	2018			2017
Separate Account-II (Tax-Qualified Policies)	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
MainStay VP Absolute Return Multi-Strategy—Service Class	20	(166)	(146)	29	(39)	(10)
MainStay VP Balanced—Service Class	34	(57)	(23)	48	(46)	2
MainStay VP Bond—Initial Class	18	(69)	(51)	8	(74)	(66)
MainStay VP Conservative Allocation—Service Class	37	(162)	(125)	68	(161)	(93)
MainStay VP Cushing® Renaissance Advantage—Service Class	3	(2)	1	5	(16)	(11)
MainStay VP Eagle Small Cap Growth—Initial Class	4	(62)	(58)	9	(75)	(66)
MainStay VP Eagle Small Cap Growth—Service Class	19	(11)	8	18	(6)	12
MainStay VP Emerging Markets Equity—Initial Class	17	(65)	(48)	30	(104)	(74)
MainStay VP Epoch U.S. Equity Yield—Initial Class	19	(186)	(167)	18	(199)	(181)
MainStay VP Epoch U.S. Small Cap—Initial Class	12	(33)	(21)	12	(24)	(12)
MainStay VP Fidelity Institutional AM® Utilities—Service Class	23	(221)	(198)	54	(169)	(115)
MainStay VP Floating Rate—Service Class	89	(103)	(14)	39	(111)	(72)
MainStay VP Growth Allocation—Service Class	13	(67)	(54)	19	(41)	(22)
MainStay VP Income Builder—Initial Class	11	(94)	(83)	20	(94)	(74)
MainStay VP Indexed Bond—Service Class	22	(1)	21	—	—	—
MainStay VP IQ Hedge Multi-Strategy—Service Class	128	(4)	124	—	—	—
MainStay VP Janus Henderson Balanced—Initial Class	19	(336)	(317)	30	(278)	(248)
MainStay VP Large Cap Growth—Initial Class	39	(40)	(1)	31	(48)	(17)
MainStay VP MacKay Common Stock—Initial Class	5	(64)	(59)	2	(72)	(70)
MainStay VP MacKay Convertible—Initial Class	27	(33)	(6)	19	(34)	(15)
MainStay VP MacKay Government—Initial Class	12	(54)	(42)	7	(57)	(50)
MainStay VP MacKay Growth—Initial Class	6	(137)	(131)	11	(167)	(156)
MainStay VP MacKay High Yield Corporate Bond—Initial Class	14	(134)	(120)	14	(131)	(117)
MainStay VP MacKay International Equity—Initial Class	18	(39)	(21)	18	(41)	(23)
MainStay VP MacKay Mid Cap Core—Initial Class	11	(59)	(48)	13	(53)	(40)
MainStay VP MacKay S&P 500 Index—Initial Class	11	(113)	(102)	17	(137)	(120)
MainStay VP MacKay Small Cap Core—Service Class	12	(24)	(12)	8	(33)	(25)
MainStay VP MacKay Unconstrained Bond—Service Class	24	(34)	(10)	40	(59)	(19)
MainStay VP Mellon Natural Resources—Initial Class	48	(136)	(88)	52	(189)	(137)
MainStay VP Moderate Allocation—Service Class	45	(193)	(148)	107	(179)	(72)
MainStay VP Moderate Growth Allocation—Service Class	34	(96)	(62)	45	(129)	(84)
MainStay VP PIMCO Real Return—Service Class	27	(38)	(11)	12	(49)	(37)
MainStay VP T. Rowe Price Equity Income—Initial Class	10	(131)	(121)	28	(86)	(58)
MainStay VP U.S. Government Money Market—Initial Class	2,760	(3,194)	(434)	1,287	(3,092)	(1,805)
American Funds IS Asset Allocation Fund—Class 4	75	(9)	66	—	—	—
American Funds IS Blue Chip Income and Growth Fund—Class 4	40	(1)	39	15	—	15
American Funds IS Global Small Capitalization Fund—Class 4	4	(3)	1	6	(1)	5
American Funds IS Growth Fund—Class 4	19	(4)	15	—	—	—
American Funds IS New World Fund®—Class 4	21	(8)	13	24	(8)	16
BlackRock® Global Allocation V.I. Fund—Class III	20	(31)	(11)	17	(54)	(37)
BlackRock® High Yield V.I. Fund—Class III	19	(10)	9	6	(20)	(14)
ClearBridge Variable Appreciation Portfolio—Class II	3	—	3	—	—	—
Columbia Variable Portfolio—Commodity Strategy Fund—Class 2	3	(2)	1	8	(5)	3

NYLIAC Variable Annuity Separate Accounts-I and -II
Non-Qualified and Tax-Qualified Policies
Notes to Financial Statements (Continued)

NOTE 5—Changes in Units Outstanding (in 000’s) (Continued):

	2018			2017
Separate Account-II (Tax-Qualified Policies)	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Columbia Variable Portfolio—Emerging Markets Bond Fund—Class 2	19	(7)	12	7	(4)	3
Columbia Variable Portfolio—Small Cap Value Fund—Class 2	6	(10)	(4)	6	(12)	(6)
Delaware VIP® Small Cap Value Series—Service Class	12	(2)	10	—	—	—
Dreyfus IP Technology Growth Portfolio—Initial Shares	50	(30)	20	34	(21)	13
DWS Alternative Asset Allocation VIP—Class B	25	(3)	22	8	(1)	7
Fidelity® VIP ContrafundSM Portfolio—Initial Class	12	(94)	(82)	9	(107)	(98)
Fidelity® VIP Emerging Markets Portfolio—Service Class 2	11	—	11	—	—	—
Fidelity® VIP Equity-IncomeSM Portfolio—Initial Class	10	(60)	(50)	16	(73)	(57)
Fidelity® VIP Growth Opportunities Portfolio—Service Class 2	46	(14)	32	26	(6)	20
Fidelity® VIP Mid Cap Portfolio—Service Class 2	4	(33)	(29)	7	(34)	(27)
Invesco V.I. American Value Fund—Series II Shares	2	(6)	(4)	3	(11)	(8)
Invesco V.I. International Growth Fund—Series II Shares	9	(13)	(4)	27	(18)	9
Janus Henderson Enterprise Portfolio—Service Shares	24	(3)	21	1	—	1
Janus Henderson Global Research Portfolio—Institutional Shares	6	(60)	(54)	16	(83)	(67)
MFS® International Value Portfolio—Service Class	15	—	15	9	(1)	8
MFS® Investors Trust Series—Initial Class	10	(8)	2	11	(7)	4
MFS® Research Series—Initial Class	4	(6)	(2)	1	(9)	(8)
Morgan Stanley VIF U.S. Real Estate Portfolio—Class II	9	(24)	(15)	9	(22)	(13)
Neuberger Berman AMT Mid Cap Growth Portfolio—Class S	18	(18)	—	11	(15)	(4)
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)—Advisor Class	22	(17)	5	26	(22)	4
PIMCO VIT Low Duration Portfolio—Advisor Class	22	(21)	1	25	(1)	24
PIMCO VIT Total Return Portfolio—Advisor Class	32	(17)	15	38	(24)	14
Victory VIF Diversified Stock Fund—Class A Shares	1	(10)	(9)	—	(7)	(7)

NYLIAC Variable Annuity Separate Accounts-I and -II
Non-Qualified and Tax-Qualified Policies
Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights

The following table presents financial highlights for each Investment Division as of December 31, 2018, 2017, 2016, 2015 and 2014:

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value	Total Return[1]	Investment Income Ratio[2]
Separate Account-I (Non-Qualified Policies)
MainStay VP Absolute Return Multi-Strategy—Service Class	2018	$—	—	$—	—	—
	2017	487	58	8.42	(1.8)%	1.0%
	2016	411	48	8.57	(1.5)%	0.0%
	2015	479	55	8.70	(9.2)%	0.0%
	2014	958	100	9.58	(13.3)%	0.0%
MainStay VP Balanced—Service Class	2018	$2,662	152	$17.47	(8.8)%	1.4%
	2017	3,331	174	19.16	8.3%	1.1%
	2016	3,313	187	17.68	8.5%	1.2%
	2015	3,265	200	16.29	(4.1)%	0.9%
	2014	3,515	207	16.98	9.2%	0.7%
MainStay VP Bond—Initial Class	2018	$4,849	201	$24.14	(2.3)%	2.7%
	2017	5,846	237	24.71	2.5%	2.5%
	2016	6,329	263	24.10	2.2%	2.6%
	2015	6,997	297	23.59	(1.1)%	2.4%
	2014	7,939	333	23.84	4.5%	1.9%
MainStay VP Conservative Allocation—Service Class	2018	$5,818	377	$15.42	(7.9)%	2.1%
	2017	6,812	407	16.75	9.1%	1.8%
	2016	6,712	437	15.35	4.7%	2.4%
	2015	7,555	516	14.66	(2.9)%	2.1%
	2014	8,109	537	15.10	2.7%	2.3%
MainStay VP Cushing® Renaissance Advantage—Service Class	2018	$42	6	$7.14	(28.8)%	0.0%
	2017	56	6	10.03	6.2%	0.0%
	2016	72	8	9.44	26.8%	0.2%
	2015	26	4	7.44	(25.6)%	0.5%

NYLIAC Variable Annuity Separate Accounts-I and -II
Non-Qualified and Tax-Qualified Policies
Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value	Total Return[1]	Investment Income Ratio[2]
MainStay VP Eagle Small Cap Growth—Initial Class	2018	$2,850	190	$14.97	(10.1)%	0.0%
	2017	3,465	208	16.64	21.3%	0.0%
	2016	3,387	247	13.72	8.6%	0.0%
	2015	3,600	285	12.64	(2.2)%	0.0%
	2014	4,144	321	12.92	1.2%	0.0%
MainStay VP Eagle Small Cap Growth—Service Class	2018	$572	42	$13.45	(10.3)%	0.0%
	2017	534	36	15.00	21.0%	0.0%
	2016	346	28	12.40	8.3%	0.0%
	2015	348	30	11.45	(2.4)%	0.0%
	2014	156	13	11.73	0.9%	0.0%
MainStay VP Emerging Markets Equity—Initial Class	2018	$1,698	218	$7.80	(21.6)%	1.4%
	2017	2,637	265	9.94	41.3%	1.2%
	2016	1,987	282	7.04	4.9%	0.5%
	2015	2,326	347	6.71	(17.3)%	1.3%
	2014	3,202	395	8.11	(13.1)%	1.1%
MainStay VP Epoch U.S. Equity Yield—Initial Class	2018	$16,580	734	$22.60	(6.5)%	2.1%
	2017	19,819	821	24.16	17.1%	1.3%
	2016	19,835	962	20.62	3.5%	1.1%
	2015	22,461	1,128	19.92	(5.0)%	2.6%
	2014	27,020	1,289	20.97	7.5%	1.4%
MainStay VP Epoch U.S. Small Cap—Initial Class	2018	$2,492	111	$22.38	(17.2)%	0.7%
	2017	3,187	118	27.01	14.3%	0.5%
	2016	3,278	139	23.63	14.7%	0.4%
	2015	3,146	153	20.61	(5.1)%	0.5%
	2014	3,541	163	21.71	5.2%	0.3%

NYLIAC Variable Annuity Separate Accounts-I and -II
Non-Qualified and Tax-Qualified Policies
Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value	Total Return[1]	Investment Income Ratio[2]
MainStay VP Fidelity Institutional AM® Utilities—Service Class	2018	$7,659	523	$14.66	(0.8)%	0.9%
	2017	8,848	599	14.77	13.0%	3.8%
	2016	8,928	683	13.07	9.7%	2.7%
	2015	9,370	787	11.91	(15.7)%	3.5%
	2014	13,411	949	14.13	10.9%	1.6%
MainStay VP Floating Rate—Service Class	2018	$4,097	314	$13.06	(1.7)%	4.5%
	2017	4,255	321	13.28	2.4%	4.0%
	2016	4,696	362	12.97	6.8%	3.7%
	2015	4,659	384	12.15	(1.1)%	3.7%
	2014	5,072	413	12.29	(0.7)%	3.7%
MainStay VP Growth Allocation—Service Class	2018	$1,920	121	$15.83	(14.1)%	1.3%
	2017	2,592	141	18.43	20.8%	0.8%
	2016	2,180	143	15.26	5.9%	1.2%
	2015	2,437	169	14.40	(4.6)%	1.6%
	2014	2,852	189	15.10	3.3%	1.3%
MainStay VP Income Builder—Initial Class	2018	$23,739	588	$40.38	(6.4)%	2.8%
	2017	28,855	669	43.16	11.1%	3.6%
	2016	28,829	742	38.85	7.9%	4.3%
	2015	30,264	841	36.01	(4.7)%	4.7%
	2014	35,280	933	37.80	6.7%	5.7%
MainStay VP Indexed Bond—Service Class	2018	$65	7	$9.82	(2.2)%	2.8%
Mainstay VP IQ Hedge Multi-Strategy—Service Class	2018	$342	44	$7.71	(1.8)%	0.6%
MainStay VP Janus Henderson Balanced—Initial Class	2018	$15,487	981	$15.79	(0.9)%	1.8%
	2017	17,241	1,082	15.93	16.8%	1.8%
	2016	16,929	1,242	13.63	3.4%	1.9%
	2015	18,531	1,405	13.19	(0.6)%	1.8%
	2014	20,860	1,572	13.27	7.3%	1.4%

NYLIAC Variable Annuity Separate Accounts-I and -II
Non-Qualified and Tax-Qualified Policies
Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value	Total Return[1]	Investment Income Ratio[2]
MainStay VP Large Cap Growth—Initial Class	2018	$4,752	142	$33.46	2.2%	0.0%
	2017	4,684	143	32.73	30.7%	0.0%
	2016	3,981	159	25.05	(3.5)%	0.0%
	2015	5,082	196	25.96	4.8%	0.0%
	2014	4,570	184	24.77	9.2%	0.0%
MainStay VP MacKay Common Stock—Initial Class	2018	$18,612	321	$58.08	(7.1)%	1.5%
	2017	22,636	362	62.50	21.2%	1.3%
	2016	20,972	407	51.54	7.7%	1.5%
	2015	22,302	466	47.85	(0.4)%	1.3%
	2014	25,269	526	48.07	13.1%	1.2%
MainStay VP MacKay Convertible—Initial Class	2018	$7,245	189	$38.30	(3.5)%	1.7%
	2017	7,946	200	39.71	10.6%	1.7%
	2016	7,528	210	35.92	10.6%	4.0%
	2015	7,624	235	32.47	(2.6)%	2.7%
	2014	8,797	264	33.33	6.6%	3.3%
MainStay VP MacKay Government—Initial Class	2018	$4,078	183	$22.33	(1.4)%	2.5%
	2017	5,132	227	22.64	0.8%	2.7%
	2016	5,930	264	22.46	(0.2)%	2.3%
	2015	6,730	299	22.51	(0.8)%	2.8%
	2014	7,434	328	22.69	3.3%	2.9%
MainStay VP MacKay Growth—Initial Class	2018	$30,273	734	$41.26	(5.5)%	0.6%
	2017	35,713	818	43.65	28.7%	0.3%
	2016	32,258	951	33.91	(0.9)%	0.2%
	2015	35,532	1,039	34.22	1.3%	0.0%
	2014	38,971	1,153	33.79	7.4%	0.6%

NYLIAC Variable Annuity Separate Accounts-I and -II
Non-Qualified and Tax-Qualified Policies
Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value	Total Return[1]	Investment Income Ratio[2]
MainStay VP MacKay High Yield Corporate Bond—Initial Class	2018	$34,540	791	$43.66	(2.7)%	5.8%
	2017	40,164	895	44.89	5.5%	5.7%
	2016	44,027	1,035	42.56	14.7%	5.7%
	2015	42,890	1,156	37.09	(2.8)%	5.8%
	2014	51,141	1,340	38.18	0.5%	5.6%
MainStay VP MacKay International Equity—Initial Class	2018	$4,335	160	$27.09	(12.7)%	1.2%
	2017	5,003	161	31.03	30.9%	0.6%
	2016	4,430	187	23.70	(6.2)%	0.8%
	2015	5,448	216	25.26	4.8%	0.9%
	2014	5,646	234	24.11	(3.9)%	0.6%
MainStay VP MacKay Mid Cap Core—Initial Class	2018	$6,400	205	$31.26	(13.1)%	1.0%
	2017	7,983	222	35.98	17.6%	1.0%
	2016	7,857	257	30.59	9.7%	0.8%
	2015	7,892	283	27.88	(4.9)%	0.5%
	2014	9,427	322	29.32	12.9%	0.5%
MainStay VP MacKay S&P 500 Index—Initial Class	2018	$43,605	688	$63.40	(5.8)%	1.4%
	2017	49,934	742	67.28	19.9%	1.4%
	2016	45,785	816	56.10	10.2%	1.6%
	2015	46,674	917	50.91	(0.2)%	1.4%
	2014	50,946	999	51.02	11.9%	1.4%
MainStay VP MacKay Small Cap Core—Service Class	2018	$434	39	$11.06	(16.4)%	0.0%
	2017	577	44	13.23	12.2%	0.0%
	2016	668	57	11.79	17.9%	0.1%
MainStay VP MacKay Unconstrained Bond—Service Class	2018	$1,915	166	$11.50	(2.7)%	3.1%
	2017	2,040	172	11.83	3.2%	2.9%
	2016	1,789	156	11.46	5.9%	3.3%
	2015	1,836	170	10.83	(3.9)%	3.1%
	2014	2,724	242	11.27	0.4%	3.7%

NYLIAC Variable Annuity Separate Accounts-I and -II
Non-Qualified and Tax-Qualified Policies
Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value	Total Return[1]	Investment Income Ratio[2]
MainStay VP Mellon Natural Resources—Initial Class	2018	$2,312	454	$5.10	(29.6)%	0.0%
	2017	3,629	502	7.23	(2.0)%	0.0%
	2016	4,176	566	7.38	41.5%	0.6%
	2015	2,517	483	5.22	(33.8)%	0.3%
	2014	4,466	567	7.88	(19.9)%	0.4%
MainStay VP Moderate Allocation—Service Class	2018	$7,510	472	$15.90	(9.8)%	2.0%
	2017	9,386	532	17.63	13.2%	1.5%
	2016	8,785	564	15.57	4.8%	1.9%
	2015	9,902	666	14.86	(3.1)%	2.0%
	2014	12,227	797	15.34	3.0%	2.1%
MainStay VP Moderate Growth Allocation—Service Class	2018	$6,669	410	$16.26	(12.1)%	1.6%
	2017	8,627	466	18.50	16.8%	1.2%
	2016	8,263	522	15.84	5.9%	1.8%
	2015	8,623	577	14.96	(3.9)%	2.3%
	2014	8,173	525	15.56	3.0%	1.6%
MainStay VP PIMCO Real Return—Service Class	2018	$657	72	$9.19	(4.1)%	1.3%
	2017	736	77	9.58	1.9%	1.4%
	2016	969	103	9.41	3.7%	1.4%
	2015	901	99	9.07	(3.9)%	3.8%
	2014	1,245	132	9.44	0.9%	0.6%
MainStay VP T. Rowe Price Equity Income—Initial Class	2018	$4,735	293	$16.16	(10.6)%	2.0%
	2017	6,130	339	18.07	14.7%	2.1%
	2016	5,966	379	15.75	17.3%	1.9%
	2015	5,852	436	13.43	(8.0)%	1.7%
	2014	7,208	494	14.60	6.3%	1.4%

NYLIAC Variable Annuity Separate Accounts-I and -II
Non-Qualified and Tax-Qualified Policies
Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value	Total Return[1]	Investment Income Ratio[2]
MainStay VP U.S. Government Money Market—Initial Class	2018	$3,305	2,540	$1.30	0.1%	1.4%
	2017	5,048	3,881	1.30	(0.9)%	0.4%
	2016	6,246	4,759	1.31	(1.3)%	0.0%
	2015	5,904	4,442	1.33	(1.3)%	0.0%
	2014	4,936	3,667	1.35	(1.3)%	0.0%
American Funds IS Asset Allocation Fund—Class 4	2018	$166	17	$9.50	(5.0)%	1.5%
American Funds IS Blue Chip Income and Growth Fund—Class 4	2018	$134	14	$9.53	(10.1)%	2.3%
American Funds IS Global Small Capitalization Fund—Class 4	2018	$116	11	$10.11	(12.0)%	0.0%
	2017	234	20	11.48	24.0%	0.4%
	2016	39	4	9.26	0.5%	0.1%
	2015	39	4	9.21	(7.9)%	0.0%
American Funds IS Growth Fund—Class 4	2018	$41	4	$10.03	(1.8)%	0.7%
	2017	5	—	10.21	2.1%	0.0%
American Funds IS New World Fund®—Class 4	2018	$245	25	$9.78	(15.4)%	0.7%
	2017	264	23	11.56	27.4%	0.8%
	2016	160	18	9.07	3.7%	0.7%
	2015	111	13	8.75	(4.6)%	0.6%
	2014	45	5	9.17	(8.3)%	1.3%
BlackRock® Global Allocation V.I. Fund—Class III	2018	$1,259	111	$11.31	(8.8)%	0.8%
	2017	1,434	116	12.39	12.2%	1.3%
	2016	1,145	104	11.04	2.5%	1.2%
	2015	1,272	118	10.78	(2.3)%	1.1%
	2014	1,331	121	11.03	0.6%	2.3%
BlackRock® High Yield V.I. Fund—Class III	2018	$351	33	$10.54	(4.2)%	5.2%
	2017	191	17	11.00	5.7%	4.9%
	2016	170	16	10.40	11.4%	5.1%
	2015	126	13	9.34	(5.1)%	4.9%
	2014	119	12	9.84	(1.6)%	2.8%
ClearBridge Variable Appreciation Portfolio—Class II	2018	$33	3	$10.72	(3.3)%	2.0%

NYLIAC Variable Annuity Separate Accounts-I and -II
Non-Qualified and Tax-Qualified Policies
Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value	Total Return[1]	Investment Income Ratio[2]
Columbia Variable Portfolio—Commodity Strategy Fund—Class 2	2018	$5	1	$7.12	(15.3)%	0.0%
	2017	76	9	8.40	0.4%	5.3%
	2016	39	5	8.37	10.9%	0.0%
Columbia Variable Portfolio—Emerging Markets Bond Fund—Class 2	2018	$99	10	$10.41	(8.6)%	4.4%
	2017	139	12	11.39	10.3%	4.0%
	2016	48	5	10.33	9.6%	1.4%
Columbia Variable Portfolio—Small Cap Value Fund—Class 2	2018	$573	28	$20.54	(19.2)%	0.2%
	2017	770	30	25.43	12.5%	0.3%
	2016	814	36	22.60	31.0%	0.4%
	2015	724	42	17.25	(7.5)%	0.6%
	2014	779	42	18.65	1.7%	0.5%
Delaware VIP® Small Cap Value Series—Service Class	2018	$3	—	$8.52	(18.0)%	0.6%
Dreyfus IP Technology Growth Portfolio—Initial Shares	2018	$2,338	89	$26.31	(2.3)%	0.0%
	2017	2,029	75	26.92	40.8%	0.0%
	2016	1,218	64	19.12	3.4%	0.0%
	2015	1,633	88	18.49	4.8%	0.0%
	2014	1,230	70	17.65	5.4%	0.0%
DWS Alternative Asset Allocation VIP—Class B	2018	$173	18	$9.49	(10.5)%	0.9%
	2017	56	5	10.61	5.6%	1.4%
	2016	7	1	10.05	0.5%	0.0%
Fidelity® VIP ContrafundSM Portfolio—Initial Class	2018	$20,292	397	$51.06	(7.6)%	0.7%
	2017	24,123	437	55.26	20.3%	1.0%
	2016	22,530	491	45.93	6.6%	0.8%
	2015	23,576	547	43.08	(0.6)%	1.0%
	2014	25,517	589	43.35	10.5%	0.9%
Fidelity ® VIP Emerging Markets Portfolio—Service Class 2	2018	$69	8	$8.25	(17.5)%	0.7%

NYLIAC Variable Annuity Separate Accounts-I and -II
Non-Qualified and Tax-Qualified Policies
Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value	Total Return[1]	Investment Income Ratio[2]
Fidelity® VIP Equity-IncomeSM Portfolio—Initial Class	2018	$5,850	181	$32.26	(9.5)%	2.2%
	2017	7,520	211	35.64	11.4%	1.7%
	2016	7,341	230	31.98	16.5%	2.2%
	2015	7,284	265	27.45	(5.2)%	3.1%
	2014	8,667	299	28.96	7.3%	2.7%
Fidelity® VIP Growth Opportunities Portfolio—Service Class 2	2018	$511	30	$16.99	10.8%	0.1%
	2017	381	25	15.34	32.4%	0.1%
	2016	241	21	11.58	(1.2)%	0.1%
	2015	264	23	11.72	4.0%	0.0%
	2014	66	6	11.27	12.7%	0.0%
Fidelity® VIP Mid Cap Portfolio—Service Class 2	2018	$3,039	95	$31.85	(15.9)%	0.4%
	2017	4,346	115	37.86	19.0%	0.5%
	2016	4,151	130	31.82	10.5%	0.3%
	2015	4,415	153	28.80	(2.9)%	0.2%
	2014	5,059	171	29.66	4.7%	0.0%
Invesco V.I. American Value Fund—Series II Shares	2018	$144	12	$12.08	(14.0)%	0.2%
	2017	161	11	14.04	8.3%	0.6%
	2016	200	15	12.97	13.7%	0.1%
	2015	210	18	11.40	(10.5)%	0.0%
	2014	145	11	12.75	8.1%	0.2%
Invesco V.I. International Growth Fund—Series II Shares	2018	$293	32	$9.25	(16.3)%	1.8%
	2017	355	32	11.05	21.1%	1.4%
	2016	161	18	9.12	(2.0)%	1.3%
	2015	145	15	9.31	(3.9)%	1.6%
	2014	68	7	9.68	(3.2)%	1.6%
Janus Henderson Enterprise Portfolio—Service Shares	2018	$40	4	$10.00	(2.0)%	0.1%
	2017	5	—	10.20	2.0%	0.0%

NYLIAC Variable Annuity Separate Accounts-I and -II
Non-Qualified and Tax-Qualified Policies
Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value	Total Return[1]	Investment Income Ratio[2]
Janus Henderson Global Research Portfolio—Institutional Shares	2018	$6,763	260	$26.06	(8.1)%	1.1%
	2017	8,236	291	28.35	25.4%	0.8%
	2016	7,504	332	22.61	0.8%	1.1%
	2015	8,826	393	22.44	(3.5)%	0.7%
	2014	10,258	441	23.27	6.1%	1.1%
MFS® International Value Portfolio—Service Class	2018	$93	9	$10.12	(10.9)%	0.8%
	2017	40	4	11.35	13.5%	0.0%
MFS® Investors Trust Series—Initial Class	2018	$1,038	49	$21.18	(6.7)%	0.6%
	2017	1,034	45	22.71	21.8%	0.8%
	2016	690	37	18.65	7.2%	0.9%
	2015	656	38	17.40	(1.1)%	0.9%
	2014	737	42	17.59	9.6%	0.9%
MFS® Research Series—Initial Class	2018	$797	33	$24.30	(5.6)%	0.7%
	2017	684	27	25.75	21.8%	1.3%
	2016	633	30	21.14	7.3%	0.7%
	2015	780	40	19.70	(0.5)%	0.7%
	2014	857	43	19.80	8.8%	0.8%
Morgan Stanley VIF U.S. Real Estate Portfolio—Class II	2018	$468	42	$11.19	(9.2)%	2.3%
	2017	702	57	12.32	1.5%	1.3%
	2016	729	60	12.13	5.2%	1.1%
	2015	650	56	11.54	0.6%	1.2%
	2014	963	84	11.47	27.8%	1.3%
Neuberger Berman AMT Mid Cap Growth Portfolio—Class S	2018	$1,047	36	$29.03	(7.8)%	0.0%
	2017	1,095	35	31.47	23.0%	0.0%
	2016	1,081	42	25.60	2.8%	0.0%
	2015	1,319	53	24.89	(0.3)%	0.0%
	2014	860	34	24.97	5.9%	0.0%

NYLIAC Variable Annuity Separate Accounts-I and -II
Non-Qualified and Tax-Qualified Policies
Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value	Total Return[1]	Investment Income Ratio[2]
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)—Advisor Class	2018	$738	65	$11.28	0.7%	1.2%
	2017	826	74	11.21	1.3%	5.8%
	2016	454	41	11.06	5.0%	1.5%
	2015	308	29	10.53	(1.1)%	3.0%
	2014	320	30	10.65	6.5%	1.0%
PIMCO VIT Low Duration Portfolio—Advisor Class	2018	$181	18	$9.86	(1.1)%	1.7%
	2017	114	11	9.97	(0.1)%	1.1%
	2016	37	4	9.97	(0.3)%	0.8%
PIMCO VIT Total Return Portfolio—Advisor Class	2018	$669	65	$10.32	(1.9)%	2.4%
	2017	414	39	10.52	3.5%	1.8%
	2016	150	15	10.17	1.3%	2.1%
	2015	935	93	10.04	(0.9)%	7.5%
	2014	238	23	10.14	1.4%	1.7%
Victory VIF Diversified Stock Fund—Class A Shares	2018	$189	10	$19.11	(14.4)%	0.4%
	2017	273	12	22.33	24.8%	0.7%
	2016	265	15	17.89	2.6%	1.0%
	2015	362	21	17.45	(4.4)%	0.6%
	2014	397	22	18.24	8.8%	0.9%
Charges and fees levied by NYLIAC are disclosed in Note 3.
Expenses as a percent of average variable accumulation value were 1.30%, excluding expenses of the underlying Funds, surrender charges and the annual policy fee.

(1)
Total returns are not annualized for periods less than a year. The amounts represent the total return for the periods indicated, including changes in the value of the underlying Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total returns are calculated for each period indicated or from the effective date through the end of the reporting period.

(2)
These amounts represent the dividends excluding distributions of capital gains, received by an Investment Division from the underlying Fund, net of management fees assessed by the Fund manager, divided by the average investment at net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the Investment Division is affected by the timing of the declaration of dividends by the underlying Fund in which the Investment Division invests. Annualized percentages are shown for the Investment Income Ratio for all Investment Divisions in all periods.

NYLIAC Variable Annuity Separate Accounts-I and -II
Non-Qualified and Tax-Qualified Policies
Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value	Total Return[1]	Investment Income Ratio[2]
Separate Account-II (Tax-Qualified Policies)
MainStay VP Absolute Return Multi-Strategy—Service Class	2018	$—	—	$—	—	—
	2017	1,232	146	8.42	(1.8)%	0.8%
	2016	1,334	156	8.57	(1.5)%	0.0%
	2015	1,362	157	8.70	(9.2)%	0.0%
	2014	1,795	187	9.58	(13.3)%	0.0%
MainStay VP Balanced—Service Class	2018	$4,848	277	$17.48	(8.8)%	1.4%
	2017	5,744	300	19.16	8.3%	1.1%
	2016	5,274	298	17.69	8.5%	1.2%
	2015	5,357	329	16.29	(4.1)%	0.9%
	2014	6,031	355	16.99	9.2%	0.7%
MainStay VP Bond—Initial Class	2018	$7,797	323	$24.14	(2.3)%	2.7%
	2017	9,242	374	24.71	2.5%	2.4%
	2016	10,600	440	24.10	2.2%	2.7%
	2015	11,500	488	23.59	(1.1)%	2.3%
	2014	13,469	565	23.84	4.5%	2.0%
MainStay VP Conservative Allocation—Service Class	2018	$8,619	560	$15.38	(7.9)%	2.1%
	2017	11,448	685	16.70	9.1%	1.8%
	2016	11,904	778	15.31	4.7%	2.3%
	2015	11,983	820	14.62	(2.9)%	2.1%
	2014	13,553	900	15.06	2.7%	2.3%
MainStay VP Cushing® Renaissance Advantage—Service Class	2018	$73	10	$7.14	(28.8)%	0.0%
	2017	94	9	10.03	6.2%	0.0%
	2016	192	20	9.44	26.8%	0.2%
	2015	25	3	7.44	(25.6)%	0.6%

NYLIAC Variable Annuity Separate Accounts-I and -II
Non-Qualified and Tax-Qualified Policies
Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value	Total Return[1]	Investment Income Ratio[2]
MainStay VP Eagle Small Cap Growth—Initial Class	2018	$5,988	400	$14.97	(10.1)%	0.0%
	2017	7,627	458	16.64	21.3%	0.0%
	2016	7,195	524	13.72	8.6%	0.0%
	2015	7,546	597	12.64	(2.2)%	0.0%
	2014	8,696	673	12.92	1.2%	0.0%
MainStay VP Eagle Small Cap Growth—Service Class	2018	$597	44	$13.45	(10.3)%	0.0%
	2017	543	36	15.00	21.0%	0.0%
	2016	295	24	12.40	8.3%	0.0%
	2015	184	16	11.45	(2.4)%	0.0%
	2014	89	8	11.73	0.9%	0.0%
MainStay VP Emerging Markets Equity—Initial Class	2018	$3,387	434	$7.80	(21.6)%	1.4%
	2017	4,792	482	9.94	41.3%	1.2%
	2016	3,912	556	7.04	4.9%	0.5%
	2015	4,202	626	6.71	(17.3)%	1.3%
	2014	5,897	727	8.11	(13.1)%	1.1%
MainStay VP Epoch U.S. Equity Yield—Initial Class	2018	$26,346	1,150	$22.90	(6.5)%	2.1%
	2017	32,237	1,317	24.48	17.1%	1.3%
	2016	31,303	1,498	20.90	3.5%	1.1%
	2015	34,616	1,715	20.19	(5.0)%	2.6%
	2014	40,054	1,884	21.26	7.5%	1.4%
MainStay VP Epoch U.S. Small Cap—Initial Class	2018	$3,124	139	$22.43	(17.2)%	0.7%
	2017	4,332	160	27.07	14.3%	0.5%
	2016	4,064	172	23.68	14.7%	0.4%
	2015	4,211	204	20.65	(5.1)%	0.5%
	2014	4,928	226	21.76	5.2%	0.3%

NYLIAC Variable Annuity Separate Accounts-I and -II
Non-Qualified and Tax-Qualified Policies
Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value	Total Return[1]	Investment Income Ratio[2]
MainStay VP Fidelity Institutional AM® Utilities—Service Class	2018	$16,096	1,098	$14.66	(0.8)%	0.9%
	2017	19,142	1,296	14.77	13.0%	3.8%
	2016	18,446	1,411	13.07	9.7%	2.7%
	2015	19,802	1,662	11.91	(15.7)%	3.6%
	2014	25,879	1,832	14.13	10.9%	1.5%
MainStay VP Floating Rate—Service Class	2018	$3,809	292	$13.06	(1.7)%	4.5%
	2017	4,058	306	13.28	2.4%	4.0%
	2016	4,903	378	12.97	6.8%	3.7%
	2015	5,471	451	12.15	(1.1)%	3.7%
	2014	5,965	486	12.29	(0.7)%	3.7%
MainStay VP Growth Allocation—Service Class	2018	$4,424	277	$15.96	(14.1)%	1.2%
	2017	6,147	331	18.59	20.8%	0.8%
	2016	5,428	353	15.39	5.9%	1.3%
	2015	5,445	375	14.53	(4.6)%	1.7%
	2014	6,200	407	15.23	3.3%	1.2%
MainStay VP Income Builder—Initial Class	2018	$34,089	844	$40.38	(6.4)%	2.8%
	2017	40,012	927	43.16	11.1%	3.7%
	2016	38,874	1,001	38.85	7.9%	4.3%
	2015	39,758	1,104	36.01	(4.7)%	4.7%
	2014	45,975	1,216	37.80	6.7%	5.7%
MainStay VP Indexed Bond—Service Class	2018	$202	21	$9.82	(2.2)%	3.4%
Mainstay VP IQ Hedge Multi-Strategy—Service Class	2018	$959	124	$7.71	(1.8)%	0.6%
MainStay VP Janus Henderson Balanced—Initial Class	2018	$34,236	2,168	$15.79	(0.9)%	1.8%
	2017	39,590	2,485	15.93	16.8%	1.8%
	2016	37,260	2,733	13.63	3.4%	1.9%
	2015	40,082	3,038	13.19	(0.6)%	1.8%
	2014	44,422	3,347	13.27	7.3%	1.4%

NYLIAC Variable Annuity Separate Accounts-I and -II
Non-Qualified and Tax-Qualified Policies
Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value	Total Return[1]	Investment Income Ratio[2]
MainStay VP Large Cap Growth—Initial Class	2018	$8,404	249	$33.75	2.2%	0.0%
	2017	8,247	250	33.02	30.7%	0.0%
	2016	6,736	267	25.27	(3.5)%	0.0%
	2015	8,133	311	26.19	4.8%	0.0%
	2014	8,012	321	24.99	9.2%	0.0%
MainStay VP MacKay Common Stock—Initial Class	2018	$31,097	535	$58.08	(7.1)%	1.6%
	2017	37,128	594	62.50	21.2%	1.3%
	2016	34,215	664	51.54	7.7%	1.5%
	2015	34,689	725	47.85	(0.4)%	1.3%
	2014	38,162	794	48.07	13.1%	1.2%
MainStay VP MacKay Convertible—Initial Class	2018	$10,876	285	$38.20	(3.5)%	1.6%
	2017	11,540	291	39.60	10.6%	1.7%
	2016	10,978	306	35.82	10.6%	4.0%
	2015	11,475	354	32.38	(2.6)%	2.7%
	2014	12,643	380	33.25	6.6%	3.3%
MainStay VP MacKay Government—Initial Class	2018	$5,237	235	$22.33	(1.4)%	2.5%
	2017	6,266	277	22.64	0.8%	2.6%
	2016	7,355	327	22.46	(0.2)%	2.3%
	2015	7,895	351	22.51	(0.8)%	2.7%
	2014	9,364	413	22.69	3.3%	3.0%
MainStay VP MacKay Growth—Initial Class	2018	$52,267	1,267	$41.26	(5.5)%	0.6%
	2017	61,029	1,398	43.65	28.7%	0.3%
	2016	52,707	1,554	33.91	(0.9)%	0.2%
	2015	58,552	1,711	34.22	1.3%	0.0%
	2014	63,867	1,890	33.79	7.4%	0.6%

NYLIAC Variable Annuity Separate Accounts-I and -II
Non-Qualified and Tax-Qualified Policies
Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value	Total Return[1]	Investment Income Ratio[2]
MainStay VP MacKay High Yield Corporate Bond—Initial Class	2018	$38,882	892	$43.61	(2.7)%	5.8%
	2017	45,402	1,012	44.84	5.5%	5.8%
	2016	48,005	1,129	42.51	14.7%	5.7%
	2015	46,117	1,245	37.05	(2.8)%	5.7%
	2014	54,817	1,437	38.14	0.5%	5.7%
MainStay VP MacKay International Equity—Initial Class	2018	$6,030	223	$27.10	(12.7)%	1.1%
	2017	7,588	244	31.04	30.9%	0.6%
	2016	6,328	267	23.71	(6.2)%	0.8%
	2015	7,635	302	25.27	4.8%	0.9%
	2014	8,132	337	24.12	(3.9)%	0.6%
MainStay VP MacKay Mid Cap Core—Initial Class	2018	$10,170	325	$31.31	(13.1)%	1.0%
	2017	13,433	373	36.04	17.6%	1.0%
	2016	12,647	413	30.64	9.7%	0.8%
	2015	13,572	486	27.92	(4.9)%	0.5%
	2014	15,350	523	29.37	12.9%	0.5%
MainStay VP MacKay S&P 500 Index—Initial Class	2018	$68,628	1,082	$63.40	(5.8)%	1.4%
	2017	79,622	1,184	67.28	19.9%	1.4%
	2016	73,121	1,304	56.10	10.2%	1.6%
	2015	72,097	1,416	50.91	(0.2)%	1.4%
	2014	78,234	1,534	51.02	11.9%	1.4%
MainStay VP MacKay Small Cap Core—Service Class	2018	$1,081	98	$11.06	(16.4)%	0.0%
	2017	1,450	110	13.23	12.2%	0.0%
	2016	1,589	135	11.79	17.9%	0.1%
MainStay VP MacKay Unconstrained Bond—Service Class	2018	$2,758	240	$11.50	(2.7)%	3.1%
	2017	2,953	250	11.83	3.2%	2.9%
	2016	3,087	269	11.46	5.9%	3.3%
	2015	2,936	271	10.83	(3.9)%	3.2%
	2014	2,820	250	11.27	0.4%	3.6%

NYLIAC Variable Annuity Separate Accounts-I and -II
Non-Qualified and Tax-Qualified Policies
Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value	Total Return[1]	Investment Income Ratio[2]
MainStay VP Mellon Natural Resources—Initial Class	2018	$3,194	627	$5.10	(29.6)%	0.0%
	2017	5,173	715	7.23	(2.0)%	0.0%
	2016	6,286	852	7.38	41.5%	0.6%
	2015	5,049	968	5.22	(33.8)%	0.3%
	2014	8,991	1,141	7.88	(19.9)%	0.4%
MainStay VP Moderate Allocation—Service Class	2018	$13,547	846	$16.01	(9.8)%	2.0%
	2017	17,638	994	17.75	13.2%	1.4%
	2016	16,713	1,066	15.68	4.8%	2.0%
	2015	17,894	1,196	14.96	(3.1)%	2.2%
	2014	19,479	1,261	15.45	3.0%	2.0%
MainStay VP Moderate Growth Allocation—Service Class	2018	$11,196	679	$16.50	(12.1)%	1.7%
	2017	13,915	741	18.77	16.8%	1.2%
	2016	13,258	825	16.07	5.9%	1.8%
	2015	13,481	888	15.17	(3.9)%	2.2%
	2014	14,914	945	15.78	3.0%	1.6%
MainStay VP PIMCO Real Return—Service Class	2018	$1,266	138	$9.19	(4.1)%	1.3%
	2017	1,429	149	9.58	1.9%	1.4%
	2016	1,752	186	9.41	3.7%	1.4%
	2015	2,006	221	9.07	(3.9)%	3.9%
	2014	2,760	292	9.44	0.9%	0.6%
MainStay VP T. Rowe Price Equity Income—Initial Class	2018	$8,464	524	$16.16	(10.6)%	1.9%
	2017	11,656	645	18.07	14.7%	2.1%
	2016	11,076	703	15.75	17.3%	1.9%
	2015	10,639	792	13.43	(8.0)%	1.7%
	2014	13,048	894	14.60	6.3%	1.4%

NYLIAC Variable Annuity Separate Accounts-I and -II
Non-Qualified and Tax-Qualified Policies
Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value	Total Return[1]	Investment Income Ratio[2]
MainStay VP U.S. Government Money Market—Initial Class	2018	$6,368	4,891	$1.30	0.1%	1.4%
	2017	6,928	5,325	1.30	(0.9)%	0.4%
	2016	9,359	7,130	1.31	(1.3)%	0.0%
	2015	10,155	7,639	1.33	(1.3)%	0.0%
	2014	9,981	7,412	1.35	(1.3)%	0.0%
American Funds IS Asset Allocation Fund—Class 4	2018	$622	66	$9.50	(5.0)%	2.2%
American Funds IS Blue Chip Income and Growth Fund—Class 4	2018	$510	54	$9.53	(10.1)%	2.5%
	2017	161	15	10.60	6.0%	0.1%
American Funds IS Global Small Capitalization Fund—Class 4	2018	$119	12	$10.11	(12.0)%	0.0%
	2017	127	11	11.48	24.0%	0.4%
	2016	58	6	9.26	0.5%	0.1%
	2015	30	3	9.21	(7.9)%	0.0%
American Funds IS Growth Fund—Class 4	2018	$154	15	$10.03	(1.8)%	0.3%
	2017	3	—	10.21	2.1%	0.0%
American Funds IS New World Fund®—Class 4	2018	$634	65	$9.78	(15.4)%	0.7%
	2017	598	52	11.56	27.4%	0.9%
	2016	325	36	9.07	3.7%	0.7%
	2015	257	29	8.75	(4.6)%	0.7%
	2014	79	9	9.17	(8.3)%	1.9%
BlackRock® Global Allocation V.I. Fund—Class III	2018	$2,628	232	$11.31	(8.8)%	0.8%
	2017	3,014	243	12.39	12.2%	1.2%
	2016	3,092	280	11.04	2.5%	1.2%
	2015	3,440	319	10.78	(2.3)%	1.0%
	2014	3,816	346	11.03	0.6%	2.3%
BlackRock® High Yield V.I. Fund—Class III	2018	$689	65	$10.54	(4.2)%	5.2%
	2017	617	56	11.00	5.7%	5.0%
	2016	729	70	10.40	11.4%	5.1%
	2015	522	56	9.34	(5.1)%	4.7%
	2014	252	26	9.84	(1.6)%	2.2%

NYLIAC Variable Annuity Separate Accounts-I and -II
Non-Qualified and Tax-Qualified Policies
Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value	Total Return[1]	Investment Income Ratio[2]
ClearBridge Variable Appreciation Portfolio—Class II	2018	$27	3	$10.72	(3.3)%	1.5%
Columbia Variable Portfolio—Commodity Strategy Fund—Class 2	2018	$25	4	$7.12	(15.3)%	0.0%
	2017	27	3	8.40	0.4%	4.7%
	2016	3	—	8.37	10.9%	0.0%
	2015	—	—	7.55	(24.5)%	0.0%
Columbia Variable Portfolio—Emerging Markets Bond Fund—Class 2	2018	$256	25	$10.41	(8.6)%	4.4%
	2017	150	13	11.39	10.3%	4.3%
	2016	99	10	10.33	9.6%	2.5%
	2015	2	—	9.42	(5.8)%	0.0%
Columbia Variable Portfolio—Small Cap Value Fund—Class 2	2018	$1,247	61	$20.54	(19.2)%	0.2%
	2017	1,655	65	25.43	12.5%	0.3%
	2016	1,597	71	22.60	31.0%	0.4%
	2015	1,303	76	17.25	(7.5)%	0.6%
	2014	1,515	81	18.65	1.7%	0.4%
Delaware VIP® Small Cap Value Series—Service Class	2018	$89	10	$8.52	(18.0)%	0.1%
Dreyfus IP Technology Growth Portfolio—Initial Shares	2018	$4,171	163	$25.53	(2.3)%	0.0%
	2017	3,727	143	26.12	40.8%	0.0%
	2016	2,408	130	18.55	3.4%	0.0%
	2015	3,074	171	17.95	4.8%	0.0%
	2014	2,199	128	17.13	5.4%	0.0%
DWS Alternative Asset Allocation VIP—Class B	2018	$356	37	$9.49	(10.5)%	1.3%
	2017	155	15	10.61	5.6%	1.6%
	2016	75	8	10.05	0.5%	0.0%
Fidelity® VIP ContrafundSM Portfolio—Initial Class	2018	$38,953	778	$50.08	(7.6)%	0.7%
	2017	46,610	860	54.20	20.3%	1.0%
	2016	43,169	958	45.05	6.6%	0.8%
	2015	45,556	1,078	42.25	(0.6)%	1.0%
	2014	49,929	1,174	42.52	10.5%	0.9%
Fidelity ® VIP Emerging Markets Portfolio—Service Class 2	2018	$90	11	$8.25	(17.5)%	0.8%

NYLIAC Variable Annuity Separate Accounts-I and -II
Non-Qualified and Tax-Qualified Policies
Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value	Total Return[1]	Investment Income Ratio[2]
Fidelity® VIP Equity-IncomeSM Portfolio—Initial Class	2018	$10,766	336	$32.02	(9.5)%	2.2%
	2017	13,645	386	35.37	11.4%	1.7%
	2016	14,069	443	31.74	16.5%	2.3%
	2015	13,271	487	27.24	(5.2)%	3.1%
	2014	15,635	544	28.74	7.3%	2.8%
Fidelity® VIP Growth Opportunities Portfolio—Service Class 2	2018	$1,251	74	$16.99	10.8%	0.1%
	2017	651	42	15.34	32.4%	0.1%
	2016	260	22	11.58	(1.2)%	0.0%
	2015	249	21	11.72	4.0%	0.0%
	2014	40	4	11.27	12.7%	0.0%
Fidelity® VIP Mid Cap Portfolio—Service Class 2	2018	$6,331	195	$32.40	(15.9)%	0.4%
	2017	8,640	224	38.51	19.0%	0.5%
	2016	8,131	251	32.37	10.5%	0.3%
	2015	8,514	291	29.30	(2.9)%	0.2%
	2014	9,917	329	30.17	4.7%	0.0%
Invesco V.I. American Value Fund—Series II Shares	2018	$168	14	$12.08	(14.0)%	0.2%
	2017	254	18	14.04	8.3%	0.6%
	2016	339	26	12.97	13.7%	0.1%
	2015	391	34	11.40	(10.5)%	0.0%
	2014	258	20	12.75	8.1%	0.2%
Invesco V.I. International Growth Fund—Series II Shares	2018	$509	55	$9.25	(16.3)%	1.7%
	2017	656	59	11.05	21.1%	1.2%
	2016	453	50	9.12	(2.0)%	1.2%
	2015	416	45	9.31	(3.9)%	1.7%
	2014	70	7	9.68	(3.2)%	1.5%
Janus Henderson Enterprise Portfolio—Service Shares	2018	$219	22	$10.00	(2.0)%	0.1%
	2017	10	1	10.20	2.0%	0.0%

NYLIAC Variable Annuity Separate Accounts-I and -II
Non-Qualified and Tax-Qualified Policies
Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value	Total Return[1]	Investment Income Ratio[2]
Janus Henderson Global Research Portfolio—Institutional Shares	2018	$15,675	600	$26.11	(8.1)%	1.1%
	2017	18,564	654	28.41	25.4%	0.8%
	2016	16,326	721	22.66	0.8%	1.1%
	2015	17,973	799	22.49	(3.5)%	0.7%
	2014	20,153	864	23.31	6.1%	1.1%
MFS® International Value Portfolio—Service Class	2018	$237	23	$10.12	(10.9)%	1.0%
	2017	88	8	11.35	13.5%	0.8%
MFS® Investors Trust Series—Initial Class	2018	$1,648	76	$21.77	(6.7)%	0.6%
	2017	1,739	74	23.34	21.8%	0.7%
	2016	1,349	70	19.17	7.2%	0.8%
	2015	1,355	76	17.88	(1.1)%	0.9%
	2014	1,376	76	18.07	9.6%	0.9%
MFS® Research Series—Initial Class	2018	$1,024	43	$23.99	(5.6)%	0.7%
	2017	1,150	45	25.42	21.8%	1.3%
	2016	1,102	53	20.87	7.3%	0.8%
	2015	1,068	55	19.44	(0.5)%	0.7%
	2014	1,270	65	19.54	8.8%	0.8%
Morgan Stanley VIF U.S. Real Estate Portfolio—Class II	2018	$556	50	$11.19	(9.2)%	2.4%
	2017	799	65	12.32	1.5%	1.3%
	2016	941	78	12.13	5.2%	1.1%
	2015	971	84	11.54	0.6%	1.3%
	2014	771	67	11.47	27.8%	1.2%
Neuberger Berman AMT Mid Cap Growth Portfolio—Class S	2018	$1,952	71	$27.68	(7.8)%	0.0%
	2017	2,139	71	30.01	23.0%	0.0%
	2016	1,822	75	24.41	2.8%	0.0%
	2015	1,880	79	23.74	(0.3)%	0.0%
	2014	1,663	70	23.81	5.9%	0.0%

NYLIAC Variable Annuity Separate Accounts-I and -II
Non-Qualified and Tax-Qualified Policies
Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value	Total Return[1]	Investment Income Ratio[2]
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)—Advisor Class	2018	$1,208	107	$11.28	0.7%	1.2%
	2017	1,148	102	11.21	1.3%	4.8%
	2016	1,083	98	11.06	5.0%	1.4%
	2015	902	86	10.53	(1.1)%	3.9%
	2014	496	47	10.65	6.5%	1.1%
PIMCO VIT Low Duration Portfolio—Advisor Class	2018	$300	30	$9.86	(1.1)%	1.8%
	2017	287	29	9.97	0.0%	1.2%
	2016	51	5	9.97	(0.3)%	0.8%
PIMCO VIT Total Return Portfolio—Advisor Class	2018	$1,161	113	$10.32	(1.9)%	2.4%
	2017	1,027	98	10.52	3.5%	1.9%
	2016	854	84	10.17	1.3%	2.0%
	2015	744	74	10.04	(0.9)%	5.9%
	2014	184	18	10.14	1.4%	2.3%
Victory VIF Diversified Stock Fund—Class A Shares	2018	$489	25	$19.64	(14.4)%	0.4%
	2017	787	34	22.95	24.8%	0.7%
	2016	747	41	18.39	2.6%	1.0%
	2015	765	43	17.93	(4.4)%	0.6%
	2014	1,003	54	18.75	8.8%	0.9%
Charges and fees levied by NYLIAC are disclosed in Note 3.
Expenses as a percent of average variable accumulation value were 1.30%, excluding expenses of the underlying Funds, surrender charges and the annual policy fee.

(1)
Total returns are not annualized for periods less than a year. These amounts represent the total return for the periods indicated, including changes in the value of the underlying Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total returns are calculated for each period indicated or from the effective date through the end of the reporting period.

(2)
These amounts represent the dividends excluding distributions of capital gains, received by an Investment Division from the underlying Fund, net of management fees assessed by the Fund manager, divided by the average investment at net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the Investment Division is affected by the timing of the declaration of dividends by the underlying Fund in which the Investment Division invests. Annualized percentages are shown for the Investment Income Ratio for all Investment Divisions in all periods.

Report of Independent Registered Public Accounting Firm

To the Board of Directors of New York Life Insurance and Annuity Corporation and the Policyowners of NYLIAC Variable Annuity Separate Account-I and NYLIAC Variable Annuity Separate Account-II

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the investment divisions of NYLIAC Variable Annuity Separate Account-I and NYLIAC Variable Annuity Separate Account-II indicated in the table below as of December 31, 2018, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the investment divisions in the NYLIAC Variable Annuity Separate Account-I and NYLIAC Variable Annuity Separate Account-II as of December 31, 2018, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

MainStay VP Absolute Return Multi-Strategy-Service Class (1)	MainStay VP MacKay High Yield Corporate Bond-Initial Class (1)	Columbia Variable Portfolio-Small Cap Value Fund-Class 2 (1)
MainStay VP Balanced-Service Class (1)	MainStay VP MacKay International Equity-Initial Class (1)	Delaware VIP® Small Cap Value Series-Service Class (1)
MainStay VP Bond-Initial Class (1)	MainStay VP MacKay Mid Cap Core-Initial Class (1)	Dreyfus IP Technology Growth Portfolio-Initial Shares (1)
MainStay VP Conservative Allocation-Service Class (1)	MainStay VP MacKay S&P 500 Index-Initial Class (1)	DWS Alternative Asset Allocation VIP-Class B (1)
MainStay VP Cushing® Renaissance Advantage-Service Class (1)	MainStay VP MacKay Small Cap Core-Service Class (1)	Fidelity® VIP ContrafundSM Portfolio-Initial Class (1)
MainStay VP Eagle Small Cap Growth-Initial Class (1)	MainStay VP MacKay Unconstrained Bond-Service Class (1)	Fidelity® VIP Emerging Markets Portfolio-Service Class 2 (2)
MainStay VP Eagle Small Cap Growth-Service Class (1)	MainStay VP Mellon Natural Resources-Initial Class (1)	Fidelity® VIP Equity-IncomeSM Portfolio-Initial Class (1)
MainStay VP Emerging Markets Equity-Initial Class (1)	MainStay VP Moderate Allocation-Service Class (1)	Fidelity® VIP Growth Opportunities Portfolio-Service Class 2 (1)
MainStay VP Epoch U.S. Equity Yield-Initial Class (1)	MainStay VP Moderate Growth Allocation-Service Class (1)	Fidelity® VIP Mid Cap Portfolio-Service Class 2 (1)
MainStay VP Epoch U.S. Small Cap-Initial Class (1)	MainStay VP PIMCO Real Return-Service Class (1)	Invesco V.I. American Value Fund-Series II Shares (1)
MainStay VP Fidelity Institutional AM® Utilities-Service Class (1)	MainStay VP T. Rowe Price Equity Income-Initial Class (1)	Invesco V.I. International Growth Fund-Series II Shares (1)
MainStay VP Floating Rate-Service Class (1)	MainStay VP U.S. Government Money Market-Initial Class (1)	Janus Henderson Enterprise Portfolio-Service Shares (5)
MainStay VP Growth Allocation-Service Class (1)	American Funds IS Asset Allocation-Class 4 (2)	Janus Henderson Global Research Portfolio-Institutional Shares (1)
MainStay VP Income Builder-Initial Class (1)	American Funds IS Blue Chip Income and Growth Fund-Class 4 (5)	MFS® International Value Portfolio-Service Class (4)
MainStay VP Indexed Bond-Service Class (1)	American Funds IS Global Small Capitalization Fund-Class 4 (1)	MFS® Investors Trust Series-Initial Class (1)
MainStay VP IQ Hedge Multi-Strategy-Service Class (3)	American Funds IS Growth Fund-Class 4 (5)	MFS® Research Series-Initial Class (1)
MainStay VP Janus Henderson Balanced-Initial Class (1)	American Funds IS New World Fund®-Class 4 (1)	Morgan Stanley VIF U.S. Real Estate Portfolio-Class II (1)
MainStay VP Large Cap Growth-Initial Class (1)	BlackRock® Global Allocation V.I. Fund-Class III (1)	Neuberger Berman AMT Mid Cap Growth Portfolio-Class S (1)
MainStay VP MacKay Common Stock-Initial Class (1)	BlackRock® High Yield V.I. Fund-Class III (1)	PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)-Advisor Class (1)

Report of Independent Registered Public Accounting Firm (Continued)

MainStay VP MacKay Convertible-Initial Class (1)	ClearBridge Variable Appreciation Portfolio-Class II (6)	PIMCO VIT Low Duration Portfolio-Advisor Class (1)
MainStay VP MacKay Government-Initial Class (1)	Columbia Variable Portfolio-Commodity Strategy Fund-Class 2 (1)	PIMCO VIT Total Return Portfolio-Advisor Class (1)
MainStay VP MacKay Growth-Initial Class (1)	Columbia Variable Portfolio-Emerging Markets Bond Fund-Class 2 (1)	Victory VIF Diversified Stock Fund-Class A Shares (1)

(1) Statement of operations for the year ended December 31, 2018 and statement of changes in net assets for the years ended December 31, 2018 and 2017
(2) Statement of operations and statement of changes in net assets for the period May 1, 2018 (commencement of operations) through December 31, 2018
(3) Statement of operations and statement of changes in net assets for the period November 30, 2018 (commencement of operations) through December 31, 2018
(4) Statement of operations for the year ended December 31, 2018, and statement of changes in net assets for the year ended December 31, 2018 and the period May 1, 2017 (commencement of operations) through December 31, 2017

(5) Statement of operations for the year ended December 31, 2018, and statement of changes in net assets for the year ended December 31, 2018 and the period November 13, 2017 (commencement of operations) through December 31, 2017

(6) Statement of operations and statement of changes in net assets for the year ended December 31, 2018 (there was no activity in this investment division during the year ended December 31, 2017)

Basis for Opinions

These financial statements are the responsibility of the New York Life Insurance and Annuity Corporation management. Our responsibility is to express an opinion on the financial statements of each of the investment divisions in the NYLIAC Variable Annuity Separate Account-I and NYLIAC Variable Annuity Separate Account-II based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the investment divisions in the NYLIAC Variable Annuity Separate Account-I and NYLIAC Variable Annuity Separate Account-II in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2018 by correspondence with the transfer agents of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP
New York, New York
March 21, 2019

We have served as the auditor of one or more of the investment divisions in NYLIAC Variable Annuity Separate Account-I and NYLIAC Variable Annuity Separate Account-II since at least 1994. We have not been able to determine the specific year we began serving as auditor.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
(A wholly-owned subsidiary of
New York Life Insurance Company)

FINANCIAL STATEMENTS
(STATUTORY BASIS)

December 31, 2018, 2017 and 2016

Report of Independent Auditors

To the Board of Directors of New York Life Insurance and Annuity Corporation:

We have audited the accompanying statutory financial statements of New York Life Insurance and Annuity Corporation (the “Company”), which comprise the statutory statements of financial position as of December 31, 2018 and 2017, and the related statutory statements of operations, of changes in capital and surplus, and of cash flows for the years then ended.

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the Delaware State Insurance Department. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ Responsibility

Our responsibility is to express an opinion on the financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the Delaware State Insurance Department, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the financial statements of the variances between the statutory basis of accounting described in Note 2 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

PricewaterhouseCoopers LLP, PricewaterhouseCoopers Center, 300 Madison Avenue, New York, NY 10017 T: (646) 471 3000, F: (813) 286 6000, www.pwc.com/us

1

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the “Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles” paragraph, the financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2018 and 2017, or the results of its operations or its cash flows for the years then ended.

Opinion on Statutory Basis of Accounting

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and surplus of the Company as of December 31, 2018 and 2017, and the results of its operations and its cash flows for the years then ended, in accordance with the accounting practices prescribed or permitted by the Delaware State Insurance Department described in Note 2.

Emphasis of Matter

As disclosed in Note 11 to the financial statements, the Company has entered into significant related party transactions with New York Life Insurance Company and its affiliates. Our opinion is not modified with respect to this matter.

Other Matter

Our audit was conducted for the purpose of forming an opinion on the statutory-basis financial statements taken as a whole. The supplemental schedules of the Company as of December 31, 2018 and for the year then ended are presented to comply with the National Association of Insurance Commissioners’ Annual Statement Instructions and Accounting Practices and Procedures Manual and for purposes of additional analysis and are not a required part of the statutory-basis financial statements. The supplemental schedules are the responsibility of management and were derived from and relate directly to the underlying accounting and other records used to prepare the statutory-basis financial statements. The supplemental schedules have been subjected to the auditing procedures applied in the audit of the statutory-basis financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the statutory-basis financial statements or to the statutory-basis financial statements themselves and other additional procedures, in accordance with auditing standards generally accepted in the United States of America. In our opinion, the supplemental schedules are fairly stated, in all material respects, in relation to the statutory-basis financial statements taken as a whole.

March 13, 2019

2

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
(A wholly owned subsidiary of New York Life Insurance Company)

STATUTORY STATEMENTS OF FINANCIAL POSITION

	December 31,
	2018	2017
	(in millions)
Assets
Bonds	$84,920	$82,299
Common and preferred stocks	1,327	1,406
Mortgage loans	14,210	13,657
Policy loans	894	867
Limited partnerships and other invested assets	1,320	1,271
Cash, cash equivalents and short-term investments	1,891	2,211
Other investments	479	326
Total cash and invested assets	105,041	102,037
Investment income due and accrued	712	692
Interest in annuity contracts	8,673	8,229
Other assets	566	607
Separate accounts assets	38,466	41,286
Total assets	$153,458	$152,851
Liabilities, capital and surplus
Liabilities:
Policy reserves	94,131	86,310
Deposit funds	1,308	1,176
Policy claims	244	198
Separate accounts transfers due and accrued	(916)	(993)
Obligations under structured settlement agreements	8,673	8,229
Amounts payable under security lending agreements	676	675
Other liabilities	973	1,426
Funds held under coinsurance - affiliated	—	4,015
Interest maintenance reserve	106	154
Asset valuation reserve	1,213	1,189
Separate accounts liabilities	38,464	41,285
Total liabilities	144,872	143,664
Capital and Surplus:
Capital stock - par value $10,000
(20,000 shares authorized,
2,500 issued and outstanding)	25	25
Gross paid in and contributed surplus	3,928	3,928
Unassigned surplus	4,633	5,234
Total capital and surplus	8,586	9,187

Total liabilities, capital and surplus	$153,458	$152,851

See accompanying notes to financial statements.
3

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
(A wholly owned subsidiary of New York Life Insurance Company)

STATUTORY STATEMENTS OF OPERATIONS

	Years Ended December 31,
	2018	2017	2016
	(in millions)
Income
Premiums	$12,301	$13,392	$12,770
Net investment income	4,075	3,934	3,795
Other income	920	900	862
Total income	17,296	18,226	17,427
Benefits and expenses
Benefit payments:
Death benefits	676	463	394
Annuity benefits	3,003	2,799	2,555
Surrender benefits	8,044	6,266	5,805
Other benefit payments	80	60	44
Total benefit payments	11,803	9,588	8,798
Additions to policy reserves	7,626	5,855	5,564
Net transfers to (from) separate accounts	(210)	240	297
Adjustment in funds withheld	(3,886)	189	179
Operating expenses	1,474	1,487	1,420
Total benefits and expenses	16,807	17,359	16,258
Gain from operations before federal and foreign income taxes	489	867	1,169
Federal and foreign income taxes	214	249	279
Net gain from operations	275	618	890
Net realized capital gains (losses), after taxes and transfers to interest maintenance reserve	(8)	34	(112)
Net income	$267	$652	$778

See accompanying notes to financial statements.
4

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
(A wholly owned subsidiary of New York Life Insurance Company)

STATUTORY STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS

	Years Ended December 31,
	2018	2017	2016
	(in millions)
Capital and surplus, beginning of year	$9,187	$8,725	$8,146
Net income	267	652	778
Change in net unrealized capital gains on investments	(73)	100	32
Change in nonadmitted assets	(160)	408	(91)
Change in reserve valuation basis	—	—	(72)
Change in asset valuation reserve	(24)	(137)	(121)
Change in net deferred income tax	153	(282)	54
Dividends to stockholder	(600)	(275)	—
Prior period correction	(169)	—	—
Other adjustments, net	5	(4)	(1)
Capital and surplus, end of year	$8,586	$9,187	$8,725

See accompanying notes to financial statements.
5

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
(A wholly owned subsidiary of New York Life Insurance Company)

STATUTORY STATEMENTS OF CASH FLOWS

	Years Ended December 31,
	2018	2017	2016
	(in millions)
Cash flows from operating activities:
Premiums received	$12,279	$13,378	$12,765
Net investment income received	3,783	3,585	3,518
Other	910	899	851
Total received	16,972	17,862	17,134
Benefits and other payments	11,644	9,478	8,783
Net transfers to separate accounts	(293)	302	336
Operating expenses	1,396	1,590	1,379
Federal income taxes	269	288	254
Total paid	13,016	11,658	10,752
Net cash from operating activities	3,956	6,204	6,382
Cash flows from investing activities:
Proceeds from investments sold	2,888	5,287	4,257
Proceeds from investments matured or repaid	10,107	10,985	10,048
Cost of investments acquired	(16,388)	(21,925)	(20,896)
Net change in policy loans	(29)	—	5
Net cash from investing activities	(3,422)	(5,653)	(6,586)
Cash flows from financing and miscellaneous activities:
Dividends to stockholder	(600)	(275)	—
Other miscellaneous uses	(254)	12	(164)
Net cash from financing and miscellaneous activities	(854)	(263)	(164)
Net increase (decrease) in cash, cash equivalents and short-term investments	(320)	288	(368)
Cash, cash equivalents and short-term investments, beginning of year	2,211	1,923	2,291
Cash, cash equivalents and short-term investments, end of year	$1,891	$2,211	$1,923

See accompanying notes to financial statements.
6

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
(A wholly owned subsidiary of New York Life Insurance Company)

STATUTORY STATEMENTS OF CASH FLOWS (supplemental)

	Years Ended December 31,
	2018	2017	2016
	(in millions)
Supplemental disclosures of cash flow information:
Non-cash activities during the year not included in the Statutory Statements of Cash Flows:
Exchange/conversion of bonds to bonds	$563	$336	$418
Capitalized interest on bonds	$136	$136	$143
Depreciation/amortization on fixed assets	$73	$73	$71
Merger/exchange/spinoff of equity investment to equity investment	$19	$26	$13
Transfer of bond investment to other invested assets	$17	$26	$—
Capitalized interest on mortgage loans	$2	$24	$5
Exchange of bonds to stocks	$2	$12	$88
Transfer of mortgage loans to other invested assets	$—	$23	$—
Transfer of other invested assets to stocks	$—	$—	$51
Bond to be announced commitments - purchased/sold	$—	$94	$903
Other	$14	$28	$27

See accompanying notes to financial statements.
7

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
(A wholly-owned subsidiary of New York Life Insurance Company)
NOTES TO STATUTORY FINANCIAL STATEMENTS

December 31, 2018, 2017 and 2016
NOTE 1 - NATURE OF OPERATIONS

New York Life Insurance and Annuity Corporation (“the Company”), domiciled in the State of Delaware, is a direct, wholly-owned subsidiary of New York Life Insurance Company (“New York Life”). The Company’s primary business operations are its life and annuity business and its investment management activities. The Company offers a wide variety of interest sensitive and variable life insurance and annuity products to a large cross section of the insurance market. The Company markets its products in all 50 states of the United States of America and the District of Columbia, primarily through New York Life’s career agency force, with certain products also marketed through independent brokers, brokerage general agents and banks.

NOTE 2 - BASIS OF PRESENTATION

The accompanying financial statements have been prepared using accounting practices prescribed or permitted by the Delaware State Insurance Department (“DSID” or “statutory accounting practices”), which is a comprehensive basis of accounting other than accounting principles generally accepted in the United States of America (“U.S. GAAP”).

The DSID recognizes only statutory accounting practices prescribed or permitted by the State of Delaware for determining and reporting the financial position and results of operations of an insurance company and for determining its solvency under the Delaware State Insurance Law. The National Association of Insurance Commissioners’ (“NAIC”) Accounting Practices and Procedures Manual (“NAIC SAP”) has been adopted as a component of prescribed or permitted practices by the State of Delaware. Prescribed statutory accounting practices include state laws and regulations. Permitted statutory accounting practices encompass accounting practices that are not prescribed; such practices differ from state to state, may differ from company to company within a state, and may change in the future. The Company has no permitted practices.

Prior Period Correction

The Company determined that it understated reserves dating back to 2014 for a fixed deferred annuity product with guaranteed income benefits. Management evaluated the adjustment and concluded that while the Company's reserves in prior periods were understated, this item was not material to any previously reported annual financial statements. As a result, the Company recorded a prior period correction to reduce surplus by $169 million in 2018, reflecting the cumulative impact for the years 2017 and prior.

NOTE 3 - SIGNIFICANT ACCOUNTING POLICIES
Use of Estimates
The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Management is also required to disclose contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results may differ from those estimates.
Bonds

Bonds other than loan-backed and structured securities are stated at amortized cost using the interest method. Bonds in or near default (rated NAIC 6) are stated at the lower of amortized cost or fair value. Refer to Note 9 - Fair Value Measurements, for a discussion of the valuation approach and methods for bonds.

8

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 3 - SIGNIFICANT ACCOUNTING POLICIES (continued)

SVO-Identified bond Exchange Traded Funds ("ETFs") are stated at fair value and reported as bonds. Refer to Note 9 - Fair Value Measurements, for discussion on the valuation approach and methods for bonds.

Loan-backed and structured securities, which are included in bonds, are valued at amortized cost using the interest method including current assumptions of projected cash flows. Loan-backed and structured securities in or near default (rated NAIC 6) are stated at the lower of amortized cost or fair value. Amortization of premium or accretion of discount from the purchase of these securities considers the estimated timing and amount of cash flows of the underlying loans, including prepayment assumptions based on data obtained from external sources or internal estimates. Projected future cash flows are updated monthly, and the amortized cost and effective yield of the securities are adjusted as necessary to reflect historical prepayment experience and changes in estimated future prepayments. For high credit quality loan-backed and structured securities (those rated AA or above at the date of acquisition), the adjustments to amortized cost are recorded as a charge or credit to net investment income in accordance with the retrospective method. For loan-backed and structured securities that are not of high credit quality (those rated below AA at date of acquisition), certain floating rate securities and securities with the potential for a loss of a portion of the original investment due to contractual prepayments (e.g., interest only securities), the effective yield is adjusted prospectively for any changes in estimated cash flows.

All acquisitions of securities are recorded in the financial statements on a trade date basis except for the acquisitions of private placement bonds, which are recorded on the funding date.

Preferred Stocks

Preferred stocks in “good standing” (NAIC designation of 1 to 3) are valued at amortized cost. Preferred stocks “not in good standing” (NAIC designation of 4 to 6) are valued at the lower of amortized cost or fair value. Refer to Note 9 - Fair Value Measurements, for a discussion of the valuation approach and methods for preferred stocks.

Common Stocks

Common stocks include the Company’s investments in unaffiliated stocks which are carried at fair value. Unrealized gains and losses are reflected in surplus, net of deferred taxes. Refer to Note 9 - Fair Value Measurements, for a discussion of the valuation approach and methods for common stocks.

Other than Temporary Impairments

The cost basis of bonds and equity securities is adjusted for impairments in value that are deemed to be other than temporary. An other-than-temporary loss is recognized in net income when it is anticipated that the amortized cost will not be recovered. Factors considered in evaluating whether a decline in value is other than temporary include: (1) whether the decline is substantial; (2) the duration that the fair value has been less than cost; (3) the financial condition and near-term prospects of the issuer; and (4) the Company’s ability and intent to retain the investment for a period of time sufficient to allow for an anticipated recovery in value.

When a bond (other than loan-backed and structured securities), preferred stock or common stock is deemed other-than-temporarily impaired, the difference between the investments’ amortized cost and its fair value is recognized as a realized loss and reported in net income if the loss is credit related, or deferred in the interest maintenance reserve ("IMR") if interest related for bonds.

For loan-backed and structured securities, the entire difference between the security’s amortized cost and its fair value is recognized in net income only when the Company (1) has the intent to sell the security or (2) it does not have the intent and ability to hold the security to recovery. If neither of these two conditions exists, a realized loss is recognized in net income for the difference between the amortized cost basis of the security and the net present value of projected future cash flows expected to be collected. The net present value is calculated by discounting the Company’s best estimate of projected future cash flows at the effective interest rate implicit in the loan-backed or structured security prior to impairment.

9

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 3 - SIGNIFICANT ACCOUNTING POLICIES (continued)

The determination of cash flow estimates in the net present value calculation is subjective and methodologies will vary, depending on the type of security. The Company considers all information relevant to the collectability of the security, including past events, current conditions, and reasonably supportable assumptions and forecasts in developing the estimate of cash flows expected to be collected. This information generally includes, but may not be limited to, the remaining payment terms of the security, estimated prepayment speeds, defaults, recoveries upon liquidation of the underlying collateral securing the notes, the financial condition of the issuer(s), credit enhancements and other third-party guarantees. In addition, other information, such as industry analyst reports and forecasts, sector credit ratings, the financial condition of the bond insurer for insured fixed income securities and other market data relevant to the collectability may also be considered, as well as the expected timing of the receipt of insured payments, if any. The estimated fair value of the collateral may be used to estimate recovery value if the Company determines that the security is dependent on the liquidation of the collateral for recovery.

The new cost basis of an impaired security is not adjusted for subsequent increases in estimated fair value. In periods subsequent to the recognition of an other-than-temporary impairment ("OTTI"), the impaired bond security is accounted for as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis may be accreted (or amortized) into net investment income in future periods based on prospective changes in cash flow estimates, to reflect adjustments to the effective yield.

Mortgage Loans

Mortgage loans on real estate are carried at unpaid principal balances, net of discounts, premiums, deferred origination fees, and specific valuation allowances, and are collateralized. Specific valuation allowances are established for the excess carrying value of the mortgage loan over the estimated fair value of the collateral as an unrealized loss in surplus, when it is probable that based on current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Fair value of the collateral is estimated by performing an internal or external current appraisal. If impairment is deemed to be other-than-temporary, which can include a loan modification that qualifies as a troubled debt restructuring (“TDR”), a direct write-down is recognized as a realized loss reported in net income, and a new cost basis for the individual mortgage loan, which is equal to the fair value of the collateral, less costs to obtain and sell, is established. Refer to Note 9 - Fair Value Measurements, for a discussion of the valuation approach and methods for mortgage loans.

The Company accrues interest income on mortgage loans to the extent it is deemed collectible. The Company places loans on non-accrual status, and ceases to recognize interest income when management determines that the collection of interest and repayment of principal is not probable. Any accrued but uncollected interest is reversed out of interest income once a loan is put on non-accrual status. Interest payments received on mortgage loans where interest payments have been deemed uncollectible are recognized on a cash basis and recorded as interest income. If a determination is made that the principal will not be collected, the interest payment received is used to reduce the principal balance. If a mortgage loan has any investment income due and accrued that is 90 days past due and collectible, the investment income will continue to accrue but all accrued interest related to the mortgage loan is reported as a nonadmitted asset, until such time that it has been paid or is deemed uncollectible.

Real Estate

Real estate includes properties that are directly-owned real estate properties and real estate property investments that are directly and wholly-owned through a limited liability company and meet certain criteria. Real estate held for the production of income are stated at cost less accumulated depreciation and encumbrances. Real estate held for sale is stated at the lower of cost less accumulated depreciation or fair value, less encumbrances and estimated costs to sell, which may result in an OTTI recognized as a realized loss in net income. Depreciation of real estate held for the production of income is calculated using the straight-line method over the estimated lives of the assets, generally 40 years. Costs of permanent improvements are depreciated over their estimated useful life.

10

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 3 - SIGNIFICANT ACCOUNTING POLICIES (continued)

Policy Loans

Policy loans are stated at the aggregate balance due. The excess of the unpaid balance of a policy loan that exceeds the cash surrender value is nonadmitted.

Limited Partnerships and Limited Liability Companies

Limited partnerships and limited liability companies which have admissible audits are carried at the underlying audited equity of the investee. The financial statements of equity method investees are usually not received sufficiently timely for the Company to apply the equity method at each reporting period. Therefore, the equity pick-up on these investments has been recorded on a one to three-month lag.

The new cost basis of an impaired limited partnership is not adjusted for subsequent increases in the underlying audited equity of the investee. The Company nonadmits the entire investment when an admissible audit is not performed. Dividends and distributions from limited partnerships and limited liability companies, other than those deemed a return of capital, are recorded in net investment income. Undistributed earnings are included in unrealized gains and losses and are reflected in surplus, net of deferred taxes.

Low-Income Housing Tax Credit (“LIHTC”) investments, which are included in limited partnerships and other invested assets, are recorded at proportional amortized cost and include remaining unfunded commitments. The carrying value of the investment is amortized into income in proportion to the actual and projected future amounts of tax credits and deductible losses. The amortization is recorded through net investment income.

Derivative Instruments

Derivative instruments that qualify and are designated for hedge accounting IMR are transferred to the IMR, net of taxes.

Derivative instruments that qualify and are designated for hedge accounting are valued in a manner consistent with the items being hedged. Periodic payments and receipts on these derivatives are recorded on an accrual basis within net investment income for hedges of fixed income securities, other income for hedges of liabilities, and net realized capital gains and losses for hedges of net investments in foreign operations. Net realized gains and losses are recognized upon termination or maturity of these contracts in a manner consistent with the hedged item and when subject to the IMR, are transferred to the IMR, net of taxes.

Derivative instruments that do not qualify or are not designated for hedge accounting are carried at fair value and changes in fair value are recorded in surplus as unrealized gains and losses, net of deferred taxes. Periodic payments and receipts on these derivatives are recorded on an accrual basis within net investment income for hedges of fixed income securities and other income for hedges of liabilities and net realized capital gains and losses for hedges of foreign net investments and credit default swaps. Upon termination or maturity the gains or losses on these contracts are recognized in net realized capital gains and losses, net of taxes. Realized gains or losses on terminated or matured derivatives, which are subject to the IMR, are transferred to the IMR, net of taxes.
Cash, Cash Equivalents and Short-term Investments

Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments that have original maturities of three months or less at date of purchase and are carried at amortized cost. Cash and cash equivalents also include money market mutual funds which are stated at fair value. Short-term investments consist of securities with remaining maturities of one year or less, but greater than three months at the time of acquisition and are carried at amortized cost, which approximates fair value.

11

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 3 - SIGNIFICANT ACCOUNTING POLICIES (continued)

Asset Valuation Reserve

The asset valuation reserve ("AVR") is used to stabilize surplus from fluctuations in the market value of bonds, stocks, mortgage loans, real estate, limited partnerships and other investments. Changes in the AVR are accounted for as direct increases or decreases in surplus. The IMR captures interest related realized gains and losses on sales (net of taxes) of bonds, preferred stocks mortgage loans, interest related other-than-temporary impairments (net of taxes) and realized gains or losses (net of taxes) on terminated interest rate related derivatives which are amortized into net income over the expected years to maturity of the investments sold or the item being hedged using the grouped method. An interest related other-than-temporary impairment occurs when the Company has the intent to sell an investment, at the reporting date, before recovery of the cost of the investment. For loan-backed and structured securities, the non-interest related other-than-temporary impairment is booked to the AVR, and the interest related portion to the IMR.
Loaned Securities and Repurchase Agreements
The Company enters into securities lending agreements whereby certain investment securities are loaned to third-parties. Securities loaned are treated as financing arrangements. With respect to securities loaned, in order to reduce the Company’s risk under these transactions, the Company requires initial cash collateral equal to 102% of the fair value of domestic securities loaned. The Company records an offsetting liability in amounts payable under security lending agreements. The Company monitors the fair value of securities loaned with additional collateral obtained as necessary. The borrower of the loaned securities is permitted to sell or repledge those securities.

The Company enters into dollar roll repurchase agreements to sell and repurchase securities. Assets to be repurchased are the same, or substantially the same, as the assets sold. The Company agrees to sell securities at a specified price and repurchase the securities at a lower price. The Company receives cash in the amount of the sales proceeds and establishes a liability equal to the repurchase amount. The difference between the sale and repurchase amounts represents deferred income which is earned over the life of the agreement. The liability for repurchasing the assets is included in other liabilities.

The Company enters into tri-party reverse repurchase agreements to purchase and resell short-term securities. The Company receives securities as collateral, having a fair value at least equal to 102% of the purchase price paid by the Company for the securities and the Company’s designated custodian takes possession of this collateral. The Company is not permitted to sell or repledge these securities. The collateral is not recorded on the Company’s financial statements. However, if the counterparty defaults, the Company would then exercise its rights with respect to the collateral, including a sale of the collateral. The fair value of the securities held as collateral is monitored daily and additional collateral is obtained, where appropriate, to protect against credit exposure. The Company records the amount paid for securities purchased under agreements to resell in cash, cash equivalents and short-term investments.
Premiums and Related Expenses
Life premiums are recognized as revenue when due. Annuity considerations are recognized as revenue when received. Commissions and other costs associated with acquiring new business are charged to operations as incurred. Amounts received or paid under deposit type contracts without mortality or morbidity risk are not reported as income or benefits but are recorded directly as an adjustment to the liability for deposit funds.
Net Investment Income
Income from investments, including amortization of premium, accrual of discount and similar items, is recorded within net investment income, unless otherwise stated herein.

12

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 3 - SIGNIFICANT ACCOUNTING POLICIES (continued)

Policy Reserves
Policy reserves are based on mortality tables and valuation interest rates, which are consistent with statutory requirements and are designed to be sufficient to provide for contractual benefits. The Company holds reserves greater than those developed under the minimum statutory reserving rules when the valuation actuary determines that the minimum statutory reserves are inadequate. Actual results could differ from these estimates and may result in the establishment of additional reserves. The valuation actuary monitors actual experience and, where circumstances warrant, revises assumptions and the related estimates for policy reserves. Refer to Note 12 - Insurance Liabilities, for discussion of reserves in excess of minimum NAIC requirements.
Federal Income Taxes
Current federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year and any adjustments to such estimates from prior years. Deferred federal income tax assets (“DTAs”) and deferred federal income tax liabilities (“DTLs”) are recognized for expected future tax consequences of temporary differences between statutory and taxable income. Temporary differences are identified and measured using a balance sheet approach whereby statutory and tax balance sheets are compared. Changes in DTAs and DTLs are recognized as a separate component of surplus (except for the net deferred tax asset related to unrealized gains, which is included in unrealized gains and losses). Net DTAs are admitted to the extent permissible under NAIC SAP. Gross DTAs are reduced by a statutory valuation allowance, if it is more likely than not that some portion or all of the gross DTA will not be realized. The Company is required to establish a tax loss contingency if it is more likely than not that a tax position will not be sustained. The amount of the contingency reserve is management’s best estimate of the amount of the original tax benefit that could be reversed upon audit, unless the best estimate is greater than 50% of the original tax benefit, in which case the reserve is equal to the entire tax benefit.

The Company is a member of an affiliated group, which files a consolidated federal income tax return with New York Life. The consolidated income tax provision or benefit is allocated among the members of the group in accordance with a tax allocation agreement. This tax allocation agreement provides that the Company computes its share of the consolidated tax provision or benefit, in general, on a separate company basis, and may, where applicable, include the tax benefits of operating or capital losses utilizable in the New York Life's consolidated returns. Intercompany tax balances are settled quarterly on an estimated basis with a final settlement occurring within 30 days of the filing of the consolidated tax return. Current federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year and any adjustments to such estimates from prior years.

On December 22, 2017, the Tax Cuts and Jobs Act (“TCJA”) was signed into law, making significant changes to the U.S. Internal Revenue Code ("IRC").

On February 8, 2018, the NAIC issued Interpretation 18-01 ("INT 18-01") to address the reporting and updating of estimates that companies are required to reflect as various accounting adjustments in their financial statements as a result of the TCJA. This guidance provides that, although some accounting computations may be considered complete, other accounting computations or assessments may be considered incomplete when the financial statements are filed. As such, for those items which are incomplete but for which a reasonable estimate can be made, those amounts should be recorded as provisional in the financial statements not to extend beyond one year of the TCJA enactment date of December 22, 2017. See Note 16 - Income Taxes for additional information on the TCJA and the INT 18-01 provisional amounts.
Separate Accounts
The Company has established both non-guaranteed and guaranteed separate accounts with varying investment objectives which are segregated from the Company’s general account and are maintained for the benefit of separate accounts policyholders. Assets held in non-guaranteed separate accounts are stated at market value. Assets held in guaranteed separate accounts are carried at the same basis as the general account up to the value of policyholder reserves and at fair value thereafter.

13

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 3 - SIGNIFICANT ACCOUNTING POLICIES (continued)

The liability for separate accounts represents policyholders’ interests in the separate accounts assets, excluding liabilities representing due and accrued transfers to the general account. The liability for non-guaranteed separate accounts represents policyholders’ interests in the separate accounts assets, including accumulated net investment income and realized and unrealized gains and losses on those assets. For the guaranteed separate accounts, the liability represents amounts due to policyholders pursuant to the terms of the contract.
Other Assets and Liabilities
Other assets primarily consist of net DTAs and other receivables.

Other liabilities primarily consist of payable to parent, derivative liabilities, amounts payable for undelivered securities and reinsurance payables.
Nonadmitted Assets
Under statutory accounting practices, certain assets are designated as nonadmitted assets and are not included in the accompanying Statutory Statements of Financial Position since these assets are not permitted by the DSID to be taken into account in determining the Company’s financial condition.

Nonadmitted assets typically include agents’ debit balances, DTAs not realizable within three years, and receivables over ninety days past due. Changes to nonadmitted assets are reported as a direct adjustment to surplus in the accompanying Statutory Statements of Changes in Surplus.
Fair Value of Financial Instruments and Insurance Liabilities
Fair value of various assets and liabilities are included throughout the notes to the financial statements. Specifically, fair value disclosure of investments held is reported in Note 6 - Investments. Fair values for derivative instruments are included in Note 7 - Derivative Instruments and Risk Management. Fair values for insurance liabilities are reported in Note 12 - Insurance Liabilities. The aggregate fair value of all financial instruments summarized by type is included in Note 9 - Fair Value Measurements.
Contingencies
Amounts related to contingencies are accrued if it is probable that a liability has been incurred and an amount is reasonably estimable.

At the inception of a guarantee, the Company recognizes an initial liability at fair value for the obligations it has undertaken, regardless of the probability of performance under the guarantee.
Foreign Currency Transactions
For foreign currency items, income and expenses are translated at the average exchange rate for the period, while assets and liabilities are translated using the spot rate in effect at the date of the statements. Changes in the asset and liability values due to fluctuations in foreign currency exchange rates are recorded as unrealized capital gains and losses in surplus until the asset is sold or exchanged or the liability is settled. Upon settlement, previously recorded unrealized capital gains and losses are reversed, and the foreign exchange gain or loss for the entire holding period is recorded as a realized capital gain or loss in net income.

14

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 4 - BUSINESS RISKS AND UNCERTAINTIES

The Company is exposed to an array of risks, including, but not limited to, regulatory actions, financial risk, risks associated with its investments and operational risk, including cyber security.

The Company is regulated by the insurance departments of the states and territories where it is licensed to do business. Although the federal government does not directly regulate the business of insurance, federal legislation and administrative policies can significantly and adversely affect the insurance industry and the Company. The Company is unable to predict whether any administrative or legislative proposals, at either the federal or state level, will be adopted in the future, or the effect, if any, such proposals would have on the Company.

The Company's insurance liabilities and assets under management are exposed to market risk, policyholder behavior risk and mortality/longevity risk. Market volatility and other equity market conditions may affect the Company’s exposure to risks related to guaranteed death benefits and guaranteed living benefits on variable products. Furthermore, the level of sales of the Company’s insurance and investment products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets, and terms and conditions of competing products.

The Company is exposed to the risks normally associated with an investment portfolio, which include interest rate, liquidity, credit and counterparty risks. The Company controls its exposure to these risks by, among other things, closely monitoring and managing the duration and cash flows of its assets and liabilities, maintaining a large percentage of its portfolio in highly liquid securities, engaging in a disciplined process of underwriting, reviewing and monitoring credit risk, and by devoting significant resources to develop and periodically update its risk management policies and procedures.

The Company relies on technology systems and solutions to conduct business and to retain, store and manage confidential information. The failure of the Company’s technology systems and solutions, or those of a vendor, for any reason has the potential to disrupt its operations, result in the loss of customer business, damage the Company’s reputation, and expose the Company to litigation and regulatory action, all of which could adversely impact its profitability.

NOTE 5 - RECENT ACCOUNTING PRONOUNCEMENTS

Changes in Accounting Principles

Accounting changes adopted to conform to the provisions of NAIC SAP or other state prescribed accounting practices are reported as changes in accounting principles. The cumulative effect of changes in accounting principles is generally reported as an adjustment to unassigned surplus in the period of the change in accounting principle. Generally, the cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date if the new accounting principles had been applied retroactively for all prior periods. There were no significant accounting changes in 2018 or 2017.

In 2017, the NAIC adopted revisions to Statement of Statutory Accounting Practice ("SSAP") 37 “Mortgage Loans.” The revisions clarify the types of mortgage loan transactions that qualify for accounting and reporting under SSAP 37 in instances where the reporting entity is not the only lender in a mortgage loan transaction. The revisions also incorporate additional disclosures. The adoption of these revisions did not have an impact on the Company’s statement of financial positions or results of operations. New disclosures related to the adoption of this guidance are included in Note 6 - Investments.

In 2016, the NAIC adopted revisions to SSAP 103 “Transfers and Servicing of Financial Assets.” The revisions incorporate new required disclosures for repurchase and reverse repurchase transactions with an effective date of December 31, 2017. New disclosures related to the adoption of this guidance are included in Note 6 - Investments.

15

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 5 - RECENT ACCOUNTING PRONOUNCEMENTS (continued)

Future Adoption of New Accounting Pronouncement
In 2016, the NAIC announced that enough states had passed the new standard valuation law to make the Principle Based Reserving ("PBR") valuation manual operative for individual life products. Under PBR, companies will hold reserves at the higher of the three basis; a) the formulaic reserve using prescribed factors or b) the reserve computed under a single economic scenario using justified company experience assumptions which consists of mortality, expenses and policyholder behavior among other assumptions or c) the reserve based on a wide range of future economic conditions using justified company experience assumptions which consists of mortality, expenses and policyholder behavior among other assumptions. Products passing certain specified exclusion tests may be exempt from the calculation of reserves under b) and/or c) above. Insurers are allowed to voluntarily adopt the new standard on a prospective basis to insurance policies issued on or after January 1, 2017. The new standard is mandatory for policies issued on or after January 1, 2020. The Company is assessing the impact of this guidance on its financial statements.

NOTE 6 - INVESTMENTS

Bonds
The carrying value and estimated fair value of bonds at December 31, 2018 and 2017, by maturity, were as follows (in millions):

	2018		2017
	Carrying Value	Estimated Fair Value	Carrying Value	Estimated Fair Value
Due in one year or less	$4,523	$4,540	$3,759	$3,804
Due after one year through five years	24,938	24,904	23,810	24,349
Due after five years through ten years(1)	31,247	30,718	30,750	31,508
Due after ten years	24,212	24,376	23,980	25,610
Total	$84,920	$84,538	$82,299	$85,271
(1) Includes an affiliated bond issued by Madison Capital Funding LLC (“MCF”). Refer to Note 11 - Related Party Transactions for a more detailed discussion of related party investments.

Corporate bonds are shown based on contractual maturity. Expected maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations with or without call or prepayment penalties. Mortgage and asset-backed securities ("ABS") are not due at a single maturity date and therefore are shown based on the expected cash flows of the underlying loans, which includes estimates of anticipated future prepayments.

In addition to the information disclosed above, short-term investments with a carrying value of $8 million and $15 million at December 31, 2018 and 2017, respectively, and cash equivalents with a carrying value of $2,056 million and $2,280 million at December 31, 2018 and 2017, respectively are due in one year or less. Carrying value approximates fair value for these investments.

16

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 6 - INVESTMENTS (continued)

At December 31, 2018 and 2017, the distribution of gross unrealized gains and losses on bonds were as follows (in millions):

	2018
	Carrying Value	Unrealized Gains	Unrealized Losses	Estimated Fair Value
U.S. governments	$5,731	$194	$135	$5,790
All other governments	314	22	2	334
U.S. special revenue and special assessment	15,451	585	280	15,756
Industrial and miscellaneous unaffiliated	61,515	787	1,554	60,748
Parent, subsidiaries, and affiliates	1,909	1	—	1,910
Total	$84,920	$1,589	$1,971	$84,538

	2017
	Carrying Value	Unrealized Gains	Unrealized Losses	Estimated Fair Value
U.S. governments	$6,161	$280	$84	$6,357
All other governments	298	29	1	326
U.S. special revenue and special assessment	14,664	843	128	15,379
Industrial and miscellaneous unaffiliated	59,301	2,194	276	61,219
Parent, subsidiaries, and affiliates	1,875	115	—	1,990
Total	$82,299	$3,461	$489	$85,271

Common and Preferred Stocks

The carrying value of and change in unrealized gains (losses) generated by common and preferred stocks at December 31, 2018, 2017 and 2016 were as follows (in millions):

	2018		2017		2016
	Carrying Value	Change in Unrealized Gains (Losses)	Carrying Value	Change in Unrealized Gains (Losses)	Carrying Value	Change in Unrealized Gains (Losses)
Common stocks	$1,315	$(142)	$1,393	$117	$1,079	$46
Preferred stocks	12	—	13	—	11	—
Total	$1,327	$(142)	$1,406	$117	$1,090	$46
Mortgage Loans
The Company’s mortgage loans are diversified by property type, location and borrower, and are collateralized. The maximum and minimum lending rates for new commercial mortgage loans funded during 2018 were 8.4% and 3.4% and funded during 2017 were 10.6% and 2.6%, respectively. The maximum percentage of any one commercial loan to the value of the collateral at the time of the loan, exclusive of insured or guaranteed or purchase money mortgages was 92.4% (average percentage was 52.7% and 52.4% at December 31, 2018 and 2017, respectively). The maximum percentage of any residential loan to the value of the collateral at the time of the loan was 80% (average percentage was 49.3% and 43.4% at December 31, 2018 and 2017, respectively). The Company has no significant credit risk exposure to any one individual borrower.

17

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 6 - INVESTMENTS (continued)

The majority of the Company's commercial mortgage loans were held in a form of participations with the carrying value of $14,088 million and $13,520 million at December 31, 2018 and 2017, respectively. These loans were originated or acquired by New York Life. For residential mortgages, the carrying value of participations with New York Life are $2 million and $5 million at December 31, 2018 and 2017 respectively. Refer to Note 11- Related Party Transactions for more details.

At December 31, 2018 and 2017, the distribution of the mortgage loan portfolio by property type and geographic location were as follows ($ in millions):

	2018		2017
	Carrying Value	% of Total	Carrying Value	% of Total
Property Type:
Apartment buildings	$4,597	32.4%	$4,049	29.6%
Office buildings	4,150	29.2	3,995	29.3
Retail facilities	3,364	23.7	3,615	26.5
Industrial	1,866	13.1	1,718	12.6
Hotels	202	1.4	216	1.6
Residential	24	0.2	35	0.3
Other	6	—	30	0.2
Total	$14,210	100.0%	$13,657	100.0%

	2018		2017
	Carrying Value	% of Total	Carrying Value	% of Total
Geographic Location:
South Atlantic	$3,562	25.1%	$3,396	24.9%
Central	3,520	24.8	3,338	24.4
Middle Atlantic	3,030	21.3	2,852	20.9
Pacific	2,916	20.5	2,830	20.7
New England	1,183	8.3	1,155	8.5
Other	—	—	86	0.6
Total	$14,210	100.0%	$13,657	100.0%

At December 31, 2018 and 2017, $3 million and $4 million, respectively, of mortgage loans were past due 90 days and over.

The Company maintains a watchlist of commercial loans that may potentially be impaired. The general guidelines analyzed to include commercial loans within the watchlist are loan-to-value ratio (“LTV”), asset performance such as debt service coverage ratio, lease rollovers, income/expense hurdles, major tenant or borrower issues, the economic climate, and catastrophic events, among others. Loans placed on the watchlist generally take priority in being revalued in the Company’s inspection/evaluation commercial loan program that revalues properties securing commercial loans. The guideline for analyzing residential loans occurs once a loan is 60 or more days delinquent. At that point, an appraisal or broker’s price opinion of the underlying asset is obtained.

18

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 6 - INVESTMENTS (continued)

Fair value of the collateral for commercial mortgages (excluding credit loans) over $5 million is updated triennially, unless a more current appraisal is warranted. Commercial mortgages less than $5 million have an on-site inspection performed by an external inspection service every 3 years. If the loan is determined to be troubled, the loan is more frequently monitored as to its status. LTV, which is based on collateral values, is deemed as one of the key mortgage loan indicators to assess credit quality and to assist in identifying problem loans. At December 31, 2018 and 2017, LTVs on the Company’s mortgage loans were as follows (in millions):

	2018
Loan to Value % (By Class)	Apartment Buildings	Office Buildings	Retail Facilities	Industrial	Hotels	Residential	Other	Total
Above 95%	$—	$—	$—	$—	$—	$—	$—	$—
91% to 95%	—	—	—	—	—	—	—	—
81% to 90%	—	43	—	—	—	—	—	43
71% to 80%	491	—	126	—	—	3	—	620
below 70%	4,106	4,108	3,238	1,866	202	21	6	13,547
Total	$4,597	$4,151	$3,364	$1,866	$202	$24	$6	$14,210

	2017
Loan to Value % (By Class)	Apartment Buildings	Office Buildings	Retail Facilities	Industrial	Hotels	Residential	Other	Total
Above 95%	$—	$—	$—	$—	$—	$—	$—	$—
91% to 95%	—	—	—	—	—	—	—	—
81% to 90%	—	43	—	—	—		—	43
71% to 80%	253	32	161	4	—	5	—	455
below 70%	3,796	3,920	3,454	1,714	216	29	30	13,159
Total	$4,049	$3,995	$3,615	$1,718	$216	$34	$30	$13,657

At December 31, 2018 and 2017, impaired mortgage loans were as follows (in millions):

	2018
Type	Impaired Loans with Allowance for Credit Losses	Related Allowance	Impaired Loans Without Allowance for Credit Losses	Average Recorded Investment	Interest Income Recognized	Interest Income on a Cash Basis During the Period
Residential	$—	$—	$3	$3	$—	$—
Commercial	—	—	—	—	—	—
Total	$—	$—	$3	$3	$—	$—

	2017
Type	Impaired Loans with Allowance for Credit Losses	Related Allowance	Impaired Loans Without Allowance for Credit Losses	Average Recorded Investment	Interest Income Recognized	Interest Income on a Cash Basis During the Period
Residential	$—	$—	$4	$5	$—	$—
Commercial	—	—	—	5	—	—
Total	$—	$—	$4	$10	$—	$—

19

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 6 - INVESTMENTS (continued)

Real Estate
At December 31, 2018 and 2017, the carrying value of the Company’s real estate portfolio which is included in Other investments in the accompanying Statutory Statements of Financial Position, consisted of the following (in millions):

	2018	2017
Investment property	$56	$56
Acquired through foreclosure	1	1
Total real estate	$57	$57

At December 31, 2018 and 2017, the Company had $1 million and $1 million, respectively, of real estate that was held for sale, which consisted of residential properties acquired through foreclosure.
Limited Partnerships and Other Invested Assets
The carrying value of limited partnerships and other invested assets at December 31, 2018 and 2017 consisted of the following (in millions):

	2018	2017
Affiliated non-insurance subsidiaries	$630	$600
Limited partnerships and limited liability companies(1)	503	475
Other invested assets	121	109
LIHTC investments	66	87
Total limited partnerships and other invested assets	$1,320	$1,271

(1) At December 31, 2018 and 2017, the Company had $3 million and $12 million, respectively, of investments in limited partnerships and limited liability companies that were nonadmitted, and therefore, excluded from the amounts.

Net investment income (loss) and change in unrealized gains for limited partnerships and other invested assets for the years ended December 31, 2018, 2017 and 2016 consisted of the following (in millions):

	2018		2017		2016
	Net Investment Income (Loss)	Unrealized Gains	Net Investment Income (Loss)	Unrealized Gains	Net Investment Income (Loss)	Unrealized Gains
Limited partnerships and limited liability companies	$4	$—	$39	$9	$22	$12
Affiliated non-insurance subsidiaries	77	29	63	28	56	33
Other invested assets	6	—	5	1	6	—
LIHTC investments	(16)	—	(36)	—	(32)	—
Total limited partnerships and other invested assets	$71	$29	$71	$38	$52	$45
Limited partnerships and limited liability companies primarily consist of limited partnership interests in mezzanine funds, wind energy investments, and other equity investments. Distributions, other than those deemed a return of capital, are recorded as Net investment income in the accompanying Statutory Statements of Operations. Undistributed earnings are included in unrealized gains and losses in surplus.

20

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 6 - INVESTMENTS (continued)

Affiliated non-insurance subsidiaries consist of the Company's equity investment in MCF. Refer to Note 11 - Related Party Transactions for more details. Dividends are recorded in Net investment income in the accompanying Statutory Statements of Operations when declared and changes in the equity of subsidiaries are recorded in unrealized gains and losses in surplus.

Other invested assets consist primarily of other investments with characteristics of debt. Interest earned on these investments is included in Net investment income in the accompanying Statutory Statements of Operations.

The Company receives tax credits related to its investments in LIHTC partnerships. The Company’s unexpired tax credits on its investments in LIHTC expire within a range of 1 year to 11 years. During 2018 and 2017, the Company recorded amortization on these investments under the proportional amortized cost method of $16 million and $36 million, respectively. The Company recorded tax credits and other tax benefits on these investments of $26 million, $34 million, and $42 million for 2018, 2017 and 2016, respectively. The minimum holding period required for the Company’s LIHTC investments extends from 1 years to 13 years. The LIHTC investments are periodically subject to regulatory reviews by housing authorities where the properties are located. The Company is not aware of any adverse issues related to such regulatory reviews The Company's investment in LIHTC partnerships includes $11 million and $17 million of unfunded commitments at December 31, 2018 and 2017, respectively.
Assets on Deposit or Pledged as Collateral
At December 31, 2018 and 2017, the Company’s restricted assets (including pledged collateral) were as follows ($ in millions):

	2018
	Gross (Admitted and Nonadmitted) Restricted				Percentage
Restricted Asset Category	Total General Account (G/A)	Total From Prior Year	Increase (Decrease)	Total Admitted Restricted	Gross (Admitted and Non-admitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
Collateral held under security lending agreements	$675	$675	$—	$675	0.44%	0.44%
Subject to reverse repurchase agreements	220	223	(3)	220	0.14%	0.14%
Letter stock or securities restricted as to sale - excluding Federal Home Loan Bank (“FHLB”) capital stock	19	7	12	19	0.01%	0.01%
FHLB capital stock	28	26	2	28	0.02%	0.02%
On deposit with states	3	4	(1)	3	0.00%	0.00%
Total restricted assets	$945	$935	$10	$945	0.61%	0.62%

21

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 6 - INVESTMENTS (continued)

	2017
	Gross (Admitted and Nonadmitted) Restricted				Percentage
Restricted Asset Category	Total General Account (G/A)	Total From Prior Year	Increase (Decrease)	Total Admitted Restricted	Gross (Admitted and Non-admitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
Collateral held under security lending agreements	$675	$675	$—	$675	0.44%	0.44%
Subject to reverse repurchase agreements	223	298	(75)	223	0.15%	0.15%
Letter stock or securities restricted as to sale - excluding FHLB capital stock	7	15	(8)	7	0.00%	0.00%
FHLB capital stock	26	24	2	26	0.02%	0.02%
On deposit with states	4	4	—	4	0.00%	0.00%
Total restricted assets	$935	$1,016	$(81)	$935	0.61%	0.61%

Loaned Securities and Repurchase Agreements
The Company participates in securities lending programs whereby securities, which are included in investments, are loaned to third parties for the purpose of enhancing income on securities held through reinvestment of cash collateral received upon lending. For securities lending transactions, the Company requires initial collateral, usually in the form of cash, equal to 102% of the fair value of domestic securities loaned. The borrower of the loaned securities is permitted to sell or repledge those securities. At December 31, 2018 and 2017, the Company recorded cash collateral received under these agreements of $675 million, and established a corresponding liability for the same amount, which is included in Amounts payable under security lending agreements in the accompanying Statutory Statements of Financial Position. For securities lending transactions, the carrying value of securities classified as bonds and on loan at December 31, 2018 was $685 million, with a fair value of $659 million. At December 31, 2017, the carrying value was $638 million, with a fair value of $660 million. The reinvested collateral is reported in bonds, cash equivalent and short-term investments in the accompanying Statutory Statements of Financial Position. The total fair value of all reinvested collateral positions was $687 million and $684 million at December 31, 2018 and 2017, respectively.

The Company participates in dollar repurchase agreements to sell and repurchase securities. The purchaser of the securities is permitted to sell or repledge those securities. The liability for repurchasing the assets is included in Borrowed money in the accompanying Statutory Statements of Financial Position. At December 31, 2018 and 2017, the Company was not a party to any dollar repurchase agreements in the general and separate accounts.

At December 31, 2018, the carrying value and fair value of securities held under agreements to purchase and resell was $220 million, which were classified as tri-party reverse repurchase agreements and included with Cash, cash equivalents and short-term investments in the accompanying Statutory Statements of Financial Position. The securities had a weighted average maturity of two days and a weighted average yield of 2.9%. At December 31, 2017, the carrying value and fair value of securities held under agreements to purchase and resell was $223 million, which were classified as tri-party reverse repurchase agreements and included with Cash, cash equivalents and short-term investments in the accompanying Statutory Statements of Financial Position. The securities had a weighted average maturity of four days and a weighted average yield of 1.4%.

22

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 6 - INVESTMENTS (continued)

Collateral Received
At December 31, 2018 and 2017, assets received as collateral are reflected within the accompanying Statutory Statements of Financial Position, along with a liability to return such collateral were as follows ($ in millions):

	2018
Cash Collateral Assets	Book/Adjusted Carrying Value	Fair Value	% Total Assets (Admitted and Nonadmitted)	% Total Admitted Assets
Securities lending	$675	$675	0.6%	0.6%
Derivatives	307	307	0.3	0.3
Total	$982	$982	0.9%	0.9%

	2017
Cash Collateral Assets	Book/Adjusted Carrying Value	Fair Value	% Total Assets (Admitted and Nonadmitted)	% Total Admitted Assets
Securities lending	$675	$675	0.6%	0.6%
Derivatives	203	203	0.2	0.2
Total	$878	$878	0.8%	0.8%

Cash received on securities lending transactions and repurchase agreements is then reinvested in short-term investments and bonds with various maturities.

	2018		2017
Recognized Liability to Return Collateral	Amount	% Total Liabilities	Amount	% Total Liabilities
Amounts payable under securities lending agreements	$675	0.6%	$675	0.7%
Other liabilities (derivatives)	302	0.3	174	0.2
Separate accounts liabilities (derivatives)	5	—	29	—
Total	$982	0.9%	$878	0.9%

23

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 6 - INVESTMENTS (continued)

Composition of Collateral Received
The following table presents the term and amounts of cash collateral received under general account securities lending agreements at December 31, 2018 and 2017 (in millions):

	2018
	Remaining Contractual Maturity of the Agreements
	Open	30 days or less	31 to 60 days	61 to 90 days	Greater than 90 days	Total
US. Treasury	$58	$—	$—	$—	$—	$58
U.S. government corporation and agencies	38	—	—	—	—	38
Foreign governments	5	—	—	—	—	5
U.S. corporate	471	—	—	—	—	471
Foreign corporate	103	—	—	—	—	103
Non-agency ABS	—	—	—	—	—	—
Total general account securities lending transactions	$675	$—	$—	$—	$—	$675

	2017
	Remaining Contractual Maturity of the Agreements
	Open	30 days or less	31 to 60 days	61 to 90 days	Greater than 90 days	Total
US. Treasury	$394	$—	$—	$—	$—	$394
U.S. government corporation and agencies	12	—	—	—	—	12
Foreign governments	5	—	—	—	—	5
U.S. corporate	226	—	—	—	—	226
Foreign corporate	38	—	—	—	—	38
Non-agency ABS	—	—	—	—	—	—
Total general account securities lending transactions	$675	$—	$—	$—	$—	$675

At December 31, 2018 and 2017, there were no separate account securities cash collateral received under securities lending agreements.

24

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 6 - INVESTMENTS (continued)

Reinvestment of Collateral Received
The following tables present the term and aggregate fair value of all securities acquired from the reinvestment of all collateral received at December 31, 2018 and 2017 (in millions):

	2018		2017
	General Account Securities Lending		General Account Securities Lending
Period to Maturity	Amortized Cost	Fair Value	Amortized Cost	Fair Value
Open	$—	$—	$—	$—
30 days or less	448	448	409	409
31 to 60 days	25	25	31	31
61 to 90 days	5	5	5	5
91 to 120 days	—	—	—	—
121 to 180 days	11	11	14	14
181 to 365 days	40	40	19	19
1 to 2 years	85	85	77	77
2 to 3 years	62	62	93	94
Greater than 3 years	11	11	35	35
Total collateral reinvested	$687	$687	$683	$684

To help manage the mismatch of maturity dates between the security lending transactions and the related reinvestment of the collateral received, the Company invests in highly liquid assets.
Insurer Self-Certified Securities
The following represents securities for which the Company does not have all the information required for the NAIC to provide an NAIC designation, but for which the Company is receiving timely payments of principal and interest. These securities are referred to as "5GI Securities" ($ in millions):

General Account	2018			2017
Investments	Number of 5GI Securities	Carrying Value	Estimated Fair Value	Number of 5GI Securities	Carrying Value	Estimated Fair Value
Bonds	2	$3	$1	—	$—	$—
Loan-backed and structured securities	3	5	5	2	54	54
Total	5	$8	$6	2	$54	$54
The Company did not have any 5GI securities in its separate accounts at December 31, 2018 and 2017.
Wash Sales
In the course of the Company’s investment management activities, securities may be sold and purchased within 30 days of the sale date to meet individual portfolio objectives and to achieve the ongoing rebalancing of exposure.

25

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 6 - INVESTMENTS (continued)

The details by NAIC designation of 3 or below, or unrated, of securities sold during the years ended December 31, 2018 and 2017 (there were none during 2016), and reacquired within 30 days of the sale date are as follows ($ in millions):

2018
Description	NAIC Designation	Number of Transactions	Book Value of Securities Sold	Cost of Securities Repurchased	Realized Gains (Losses)
Bonds	NAIC 3	—	$—	$—	$—
Bonds	NAIC 4	4	1	1	—
Bonds	NAIC 5	1	—	—	—
Bonds	NAIC 6	—	—	—	—
Preferred stock	NAIC 3	1	—	—	—
Preferred stock	NAIC 4	—	—	—	—
Preferred stock	NAIC 5	—	—	—	—
Preferred stock	NAIC 6	—	—	—	—
Common stock		497	70	72	3
		503	$71	$73	$3

2017
Description	NAIC Designation	Number of Transactions	Book Value of Securities Sold	Cost of Securities Repurchased	Realized Gains (Losses)
Bonds	NAIC 3	2	$3	$3	$—
Bonds	NAIC 4	1	1	1	—
Bonds	NAIC 5	4	2	1	—
Bonds	NAIC 6	—	—	—	—
Preferred stock	NAIC 3	1	1	1	—
Preferred stock	NAIC 4	—	—	—	—
Preferred stock	NAIC 5	—	—	—	—
Preferred stock	NAIC 6	—	—	—	—
Common stock		455	53	52	4
		463	$60	$58	$4

NOTE 7 - DERIVATIVE INSTRUMENTS AND RISK MANAGEMENT

The Company uses derivative instruments to manage interest rate, equity, and currency risk. These derivative instruments include foreign currency forwards, interest rate and equity options, interest rate futures, interest rate, inflation, and foreign currency swaps. The Company does not engage in derivative instrument transactions for speculative purposes.

The Company may enter into exchange-traded futures and over-the-counter (“OTC”) derivative instruments. Exchange traded derivatives are executed through regulated exchanges and require daily posting of initial and variation margin. The Company is exposed to credit risk resulting from default of the exchange.

26

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 7 - DERIVATIVE INSTRUMENTS AND RISK MANAGEMENT (continued)

OTC derivatives may either be cleared through a clearinghouse (“OTC-cleared”) or transacted between the Company and a counterparty under bilateral agreements (“OTC-bilateral”). Similar to exchange traded futures, OTC-cleared derivatives require initial and daily variation margin collateral postings. When transacting OTC-cleared derivatives, the Company is exposed to credit risk resulting from default of the clearinghouse and/or default of the Futures Commission Merchant (e.g. clearinghouse agent).

When transacting OTC-bilateral derivatives, the Company is exposed to the potential default of its OTC-bilateral counterparty. The Company deals with a large number of highly rated OTC-bilateral counterparties, thus limiting its exposure to any single counterparty. The Company has controls in place to monitor credit exposures of OTC-bilateral counterparties by limiting transactions within specified dollar limits and continuously assessing the creditworthiness of its counterparties. The Company uses master netting agreements and adjusts transaction levels, when appropriate, to minimize risk. The Company’s policy is to not offset amounts for derivatives executed with the same counterparty under the same master netting agreement with the associated collateral.

Credit risk is managed by entering into transactions with creditworthy counterparties and obtaining collateral where appropriate. All of the net credit exposure for the Company from derivative contracts is with investment-grade counterparties. For OTC-cleared and exchange traded derivatives, the Company obtains collateral through variation margin which is adjusted daily based on the parties’ net derivative position.

For OTC-bilateral derivatives, the Company obtains collateral in accordance with the terms of credit support annexes ("CSAs") negotiated as part of the master agreements entered into with most OTC-bilateral counterparties. The CSA defines the terms under which collateral is transferred between the parties in order to mitigate credit risk arising from “in the money” derivative positions. The CSA requires that an OTC-bilateral counterparty post collateral to secure its anticipated derivative obligation, taking into account netting arrangements. In addition, certain of the Company’s contracts require that if the Company’s (or its counterparty’s) credit rating were to fall below a specified rating assigned by a credit rating agency, the other party could request immediate payout on all transactions under the contracts or full collateralization of the positions thereunder. Cash collateral is invested in short-term investments The aggregate fair value of all OTC-bilateral derivative instruments with credit-risk-related contingent features that are in a net liability position at December 31, 2018 was $2 million, for which the Company has posted collateral with a fair value of $2 million. If the credit contingent features had been triggered at December 31, 2018, the Company estimates that it would not have had to post additional collateral for either a one notch downgrade in the Company’s credit rating or for a downgrade that would trigger full collateralization.

The Company may be exposed to credit-related losses in the event that an OTC-bilateral counterparty fails to perform its obligations under its contractual terms. In contractual arrangements with OTC-bilateral counterparties that do not include netting provisions, in the event of default, credit exposure is limited to the positive fair value of derivatives at the reporting date. In contractual arrangements with OTC-bilateral counterparties that include netting provisions, in the event of default, credit exposure is limited to the net fair value, if positive, of all derivatives at the reporting date. At December 31, 2018, the Company held collateral for derivatives of $325 million, including $23 million of securities. Fair value of derivatives in a net asset position, net of collateral, was $1 million at December 31, 2018.
Interest Rate Risk Management
The Company enters into various types of interest rate derivatives primarily to minimize exposure to fluctuations in interest rates on assets and liabilities held by the Company.

Interest rate swaps are used by the Company to hedge interest rate risk for individual and portfolios of assets. Interest rate swaps are agreements with other parties to exchange, at specified intervals, the difference between interest amounts calculated by reference to an agreed upon notional value. Generally, no cash is exchanged at the onset of the contract and no principal payments are made by either party. The Company does not act as an intermediary or broker in interest rate swaps.

Interest rate (Treasury) futures are used by the Company to manage duration of the Company's fixed income portfolio. Interest rate futures are exchange traded contracts to buy or sell a bond at a specific price at a future date.

27

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 7 - DERIVATIVE INSTRUMENTS AND RISK MANAGEMENT (continued)

Interest rate options are used by the Company to hedge the risk of increasing interest rates on policyholder liabilities. Under these contracts, the Company will receive payments from counterparties should an agreed upon interest rate level be reached and payments will continue to increase under the option contract until an agreed upon interest rate ceiling, if applicable.
Currency Risk Management
The primary purpose of the Company’s foreign currency hedging activities is to protect the value of foreign currency denominated assets from the risk of changes in foreign exchange rates.

Foreign currency swaps are agreements with other parties to exchange, at specified intervals, principal and interest in one currency for the same in another, at a fixed exchange rate, which is generally set at inception and calculated by reference to an agreed upon notional value. Generally, only principal payments are exchanged at the onset and the end of the contract.

Foreign currency forwards involve the exchange of foreign currencies at a specified future date and at a specified price. No cash is exchanged at the time the agreement is entered into.
Equity Risk Management
The Company purchases equity put options to minimize exposure to the equity risk associated with guarantees on certain underlying policyholder liabilities. There are upfront fees paid related to option contracts at the time the agreements are entered into.
Hedge Effectiveness
To qualify for hedge accounting, the hedge relationship is designated and formally documented at inception detailing the particular risk management objective and strategy for the hedge, including the item and risk that is being hedged, the derivative that is being used, and how effectiveness is assessed.

A derivative must be highly effective in accomplishing the objective of offsetting either changes in fair value or cash flows for the risk being hedged. The Company formally assesses effectiveness of its hedging relationships both at hedge inception and on an ongoing basis in accordance with its risk management policy. The hedging relationship is considered highly effective if the changes in fair value or discounted cash flows of the hedging instrument are within 80-125% of the inverse changes in the fair value or discounted cash flows of the hedged item.

The Company discontinues hedge accounting prospectively if: (1) it is determined that the derivative is no longer highly effective in offsetting changes in the fair value or cash flows of a hedged item, (2) the derivative expires or is sold, terminated, or exercised, (3) it is probable that the forecasted transaction for which the hedge was entered into will not occur, or (4) management determines that designation of the derivative as a hedge instrument is no longer appropriate.

The Company did not have any cash flow hedges of forecasted transactions except for cash flow hedges related to payments of variable interest on existing financial instruments, for the years ended December 31, 2018 and 2017.

28

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 7 - DERIVATIVE INSTRUMENTS AND RISK MANAGEMENT (continued)

The following tables present the notional amount, gross fair value and carrying value of derivative instruments that are qualifying and designated for hedge accounting, by type of hedge designation, and those that are not designated for hedge accounting at December 31, 2018 and 2017 (in millions):

	2018
	Primary Risk Exposure	Notional Amount(1)	Fair Value(2)		Carrying Value(3)
Derivative Type			Asset	Liability	Asset	Liability
Derivatives qualifying and designated:
Cash flow hedges:
Foreign currency swaps	Currency	$68	$13	$—	$14	$—
Interest rate swaps	Interest	12	3	—	—	—
Total derivatives qualifying and designated		80	16	—	14	—
Derivatives not designated:
Foreign currency forwards	Currency	195	3	—	3	—
Foreign currency swaps	Currency	3,227	309	42	309	42
Futures	Interest	18	—	—	—	—
Equity options	Equity	652	33	—	33	—
Interest rate options	Interest	44,773	32	—	32	—
Interest rate swaps	Interest	2,754	27	62	27	62
Total derivatives not designated		51,619	404	104	404	104
Total derivatives		$51,699	$420	$104	$418	$104
(1) Notional amount of derivative instruments provides a measure of involvement in these types of transactions and generally does not represent the amount exchanged between the parties engaged in the transaction.
(2) For a discussion of valuation methods for derivative instruments refer to Note 9 - Fair Value Measurements.
(3) The carrying value of derivatives in an asset position is reported within other investments and the carrying value of derivatives in a liability position is reported within other liabilities in the accompanying Statutory Statements of Financial Position.

29

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 7 - DERIVATIVE INSTRUMENTS AND RISK MANAGEMENT (continued)

	2017
	Primary Risk Exposure	Notional Amount(1)	Fair Value(2)		Carrying Value(3)
Derivative Type			Asset	Liability	Asset	Liability
Derivatives qualifying and designated:
Cash Flow Hedges:
Foreign currency swaps	Currency	$68	$9	$—	$9	$—
Interest rate swaps	Interest	12	3	—	—	—
Total derivatives qualifying and designated		80	12	—	9	—
Derivatives not designated:
Foreign currency forwards	Currency	117	1	1	1	1
Foreign currency swaps	Currency	2,594	162	83	162	83
Futures	Interest	14	—	—	—	—
Equity options	Equity	652	32	—	32	—
Interest rate options	Interest	11,048	4	—	4	—
Interest rate swaps	Interest	3,208	28	24	28	24
Total derivatives not designated		17,633	227	108	227	108
Total derivatives		$17,713	$239	$108	$236	$108
(1) Notional amount of derivative instruments provides a measure of involvement in these types of transactions and generally does not represent the amount exchanged between the parties engaged in the transaction.
(2) For a discussion of valuation methods for derivative instruments refer to Note 9 - Fair Value Measurements.
(3) The carrying value of derivatives in an asset position is reported within other investments and the carrying value of derivatives in a liability position is reported within other liabilities in the accompanying Statutory Statements of Financial Position.
Cash Flow Hedges
The Company’s cash flow hedges primarily include hedges of floating rate securities and foreign currency denominated assets. Derivative instruments used in cash flow hedges that meet criteria indicating that they are highly effective are valued and reported in a manner that is consistent with the hedged asset.

The Company designates and accounts for the following as qualified cash flow hedges: (1) interest rate swaps used to convert floating rate investments to fixed rate investments; (2) foreign currency swaps used to hedge the foreign currency cash flow exposure of foreign currency denominated investments.

The following table presents the effects of derivatives in cash flow hedging relationships for the years ended December 31, 2018, 2017 and 2016 (in millions):

	Surplus(1)			Net Realized Capital Gains (Losses)			Net Investment Income
Derivative Type	2018	2017	2016	2018	2017	2016	2018	2017	2016
Foreign currency swaps	$5	$(1)	$(16)	$—	$(4)	$10	$1	$1	1
Interest rate swaps	—	—	—	—	—	—	—	—	1
Total	$5	$(1)	$(16)	$—	$(4)	$10	$1	$1	$2
(1) The amount of gain (loss) recognized in surplus is reported as a change in net unrealized losses on investments in the accompanying Statutory Statements of Changes in Surplus.

30

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 7 - DERIVATIVE INSTRUMENTS AND RISK MANAGEMENT (continued)

Derivatives Not Designated
The following table summarizes the surplus and net income impact on derivative instruments not designated for hedge accounting for the years ended December 31, 2018, 2017 and 2016 (in millions):

	Surplus(1)			Net Realized Capital Gains (Losses)			Net Investment Income
Derivative Type	2018	2017	2016	2018	2017	2016	2018	2017	2016
Equity options	$9	$(15)	$3	$—	$—	$(6)	$(7)	$(7)	(10)
Foreign currency forwards	3	(5)	3	9	(5)	1	—	—	—
Foreign currency swaps	187	(239)	127	3	10	(9)	35	30	26
Futures	—	—	—	(1)	—	—	—	—	—
Interest rate options	(2)	(3)	13	—	—	—	(13)	(8)	(15)
Interest rate swaps	(39)	5	(7)	(27)	—	—	10	19	21
Total	$158	$(257)	$139	$(16)	$5	$(14)	$25	$34	$22
(1) The amount of gain (loss) recognized in surplus is reported as a change in net unrealized gains (losses) on investments in the accompanying Statutory Statements of Changes in Surplus.

NOTE 8 - SEPARATE ACCOUNTS
Separate Accounts Activity
The Company utilizes separate accounts to record and account for assets and liabilities for particular lines of business and/or transactions. The Company reported separate accounts assets and liabilities from the following product lines/transactions into separate accounts:

•	Variable universal life (“VUL”) insurance products guaranteed

•	VUL insurance products non-guaranteed

•	Variable annuity (“VA”) products non-guaranteed

•	Universal life (“UL”) insurance products guaranteed

In accordance with the domiciliary state procedures for approving items within the separate accounts, the separate accounts classification of the following items are supported by a specific state statute:

The separate accounts are subject to Section 2932 of the Delaware Insurance Code and the regulations there under. Assets of guaranteed separate accounts are invested in accordance with the provisions of Chapter 13 of the Delaware Insurance Code.

All items that were permitted for separate accounts reporting were supported by state statute.

31

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 8 - SEPARATE ACCOUNTS (continued)

The assets legally and not legally insulated from the general account at December 31, 2018 and 2017 are attributed to the following products/transactions (in millions):

	2018		2017
Product/Transaction	Legally Insulated Assets	Separate Accounts Assets (Not Legally Insulated)(1)	Legally Insulated Assets	Separate Accounts Assets (Not Legally Insulated)(2)
VUL insurance products guaranteed	$195	$6	$240	$9
VUL insurance products non-guaranteed	6,913	3	7,424	1
VA products non-guaranteed	25,348	33	27,637	30
UL insurance products guaranteed	5,960	8	5,904	41
Total	$38,416	$50	$41,205	$81

(1) Separate accounts assets classified as not legally insulated support $33 million of remittances and items not allocated and other transfers to the general account due or accrued (net), $1 million of payable for securities, $10 million of derivatives, $5 million of other liabilities and $1 million of surplus.
(2) Separate accounts assets classified as not legally insulated support $30 million of remittances and items not allocated and other transfers to the general account due or accrued (net), $11 million of payable for securities, $36 million of derivatives, $3 million of other liabilities and $1 million of surplus.
Guaranteed Separate Accounts
The Company maintains four guaranteed separate accounts for universal life insurance policies and one guaranteed separate accounts for a private placement variable universal life policy, with assets of $6,169 million and $6,195 million at December 31, 2018 and 2017, respectively. These accounts provide a guarantee of principal and interest with a market value adjustment imposed upon certain surrenders. A transfer adjustment charge is imposed upon certain transfers. Interest rates on these contracts may be adjusted periodically. The assets of these separate accounts are stated at amortized cost up to the value of policyholder reserves and at fair value thereafter. Certain derivatives not qualifying for hedge accounting are stated at fair value.
Non-Guaranteed Separate Accounts
The Company maintains non-guaranteed separate accounts for its VA and VUL products, some of which are registered with the Securities and Exchange Commission. Assets in non-guaranteed separate accounts were $32,297 million and $35,092 million at December 31, 2018 and 2017, respectively. The assets of these separate accounts represent investments in shares of New York Life sponsored MainStay VP Funds Trust and other non-proprietary insurance-dedicated funds.

Certain of these variable contracts have guaranteed minimum death benefit (“GMDB”) and guaranteed minimum accumulation benefit (“GMAB”) features that are guaranteed by the assets of the general account.

To compensate the general account for the risk taken, the separate accounts have paid risk charges as follows for the past five years (in millions):

Year	Amount
2018	$54
2017	$51
2016	$49
2015	$46
2014	$39

32

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 8 - SEPARATE ACCOUNTS (continued)

The general account of the Company made payments toward separate accounts guarantees as follows for the past five years (in millions):

Year	Amount
2018	$7
2017	$7
2016	$9
2015	$7
2014	$4

The general account holds reserves on these guarantees. Refer to Note 12 - Insurance Liabilities, for discussion of GMAB and GMDB reserves.

Information regarding the separate accounts of the Company for the years ended December 31, 2018 and 2017 is as follows (in millions):

	2018
	Non-Indexed Guarantee Less than / Equal to 4%	Non-Indexed Guarantee More than 4%	Non-Guaranteed Separate Accounts	Total
Premiums, considerations or deposits	$8	$—	$1,911	$1,919
Reserves at 12/31:
For accounts with assets at:
Fair value	$—	$—	$31,382	$31,382
Amortized cost	5,663	485	—	6,148
Total reserves	$5,663	$485	$31,382	$37,530
By withdrawal characteristics:
With fair value adjustment	$5,663	$485	$—	$6,148
At fair value	—	—	31,382	31,382
Total reserves	$5,663	$485	$31,382	$37,530

	2017
	Non-Indexed Guarantee Less than / Equal to 4%	Non-Indexed Guarantee More than 4%	Non-Guaranteed Separate Accounts	Total
Premiums, considerations or deposits	$6	$—	$1,942	$1,948
Reserves at 12/31:
For accounts with assets at:
Fair value	$—	$—	$34,098	$34,098
Amortized cost	5,658	476	—	6,134
Total reserves	$5,658	$476	$34,098	$40,232
By withdrawal characteristics:
With fair value adjustment	$5,658	$476	$—	$6,134
At fair value	—	—	34,098	34,098
Total reserves	$5,658	$476	$34,098	$40,232

33

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 8 - SEPARATE ACCOUNTS (continued)

The following is a reconciliation of net transfers to (from) the general account to the separate accounts (in millions):

	2018	2017	2016
Transfers as reported in the Separate Accounts Statement:
Transfers to separate accounts	$1,918	$1,948	$1,477
Transfers from separate accounts	(2,128)	(1,705)	(1,176)
Net transfers to (from) separate accounts	(210)	243	301
Reconciling adjustment:
Reinsurance ceded	—	(3)	(4)
Net transfers as reported in the Company’s
Statutory Statements of Operations	$(210)	$240	$297

NOTE 9 - FAIR VALUE MEASUREMENTS

The Company's financial assets and liabilities carried at fair value have been classified, for disclosure purposes, based on a hierarchy defined by SSAP No. 100, "Fair Value Measurements". Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. This guidance establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement.

The levels of the fair value hierarchy are based on the inputs to the valuation as follows:

Level 1
Fair value is based on unadjusted quoted prices for identical assets or liabilities in an active market. Active markets are defined as a market in which many transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2
Observable inputs other than level 1 prices, such as quoted prices in active markets for similar assets or liabilities; quoted prices in markets that are not active for identical or similar assets or liabilities, or other model driven inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities. Valuations are generally obtained from third-party pricing services for identical or comparable assets or liabilities or through the use of valuation methodologies using observable market inputs.

Level 3
Instruments whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These inputs reflect management’s own assumptions in pricing the asset or liability. Pricing may also be based upon broker quotes that do not represent an offer to transact. Prices are determined using valuation methodologies such as option pricing models, discounted cash flow models and other similar techniques. Non-binding broker quotes, which are utilized when pricing service information is not available, are reviewed for reasonableness based on the Company’s understanding of the market, and are generally considered Level 3. To the extent the internally developed valuations use significant unobservable inputs, they are classified as Level 3.

34

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 9 - FAIR VALUE MEASUREMENTS (continued)

Determination of Fair Value
The Company has an established and well-documented process for determining fair value. Security pricing is applied using a hierarchy approach whereby publicly available prices are first sought from nationally recognized third-party pricing services. For most private placement securities, the Company applies a matrix-based pricing methodology, which uses spreads derived from third-party benchmark bond indices. For private placement securities that cannot be priced through these processes, the Company uses internal models and calculations. All other securities are submitted to independent brokers for prices. The Company performs various analyses to ascertain that the prices represent fair value. Examples of procedures performed include, but are not limited to, back testing recent trades, monitoring trading volumes, and performing variance analysis of monthly price changes using different thresholds based on asset type. The Company also performs an annual review of all third-party pricing services. During this review, the Company obtains an understanding of the process and sources used by the pricing service to ensure that they maximize the use of observable inputs, the pricing service’s frequency of updating prices, and the controls that the pricing service uses to ensure that their prices reflect market assumptions. The Company also selects a sample of securities and obtains a more detailed understanding from each pricing service regarding how they derived the price assigned to each security. Where inputs or prices do not reflect market participant assumptions, the Company will challenge these prices and apply different methodologies that will enhance the use of observable inputs and data. The Company may use non-binding broker quotes or internal valuations to support the fair value of securities that go through this formal price challenge process.
In addition, the Company has a pricing committee that provides oversight over the Company’s prices and fair value process for securities. The committee is comprised of representatives from the Company’s Investment Management group, Controller’s, Compliance and Security Operations. The committee meets quarterly and is responsible for the review and approval of the Company’s valuation procedures. The committee is also responsible for the review of pricing exception reports as well as the review of significant inputs used in the valuation of assets that are valued internally.

The following tables present the carrying amounts and estimated fair value of the Company’s financial instruments at December 31, 2018 and 2017 (in millions):

	2018
	Fair Value	Carrying Value		Level 1		Level 2		Level 3		NAV as a Practical Expedient		Not Practicable
Assets:
Bonds	$84,538	$84,920		$51		$81,405		$3,082		$—		$—
Preferred stocks	21	12		—		—		21		—		—
Common stocks(1)	1,315	1,315		1,227		—		37		51		—
Mortgage loans	14,183	14,210		—		—		14,183		—		—
Cash, cash equivalents and short-term investments	1,891	1,891		86		1,805		—		—		—
Derivatives	420	418		—		388		32		—		—
Derivatives collateral	3	3		—		3		—		—		—
Other invested assets(1)	209	187		—		96		113		—		—
Investment income due and accrued	712	712		—		712		—		—		—
Separate accounts assets	38,466	38,466		32,035		5,284		874		273		—
Total assets	$141,758	$142,134		$33,399		$89,693		$18,342		$324		$—
Liabilities:
Annuities certain	$942	$940	—	$—	—	$—	—	$942	—	$—	—	$—
Derivatives	104	104		—		104		—		—		—
Derivatives collateral	302	302		—		302		—		—		—
Amounts payable under securities lending agreements	676	676		—		676		—		—		—
Separate accounts liabilities - derivatives	17	11		—		11		6		—		—
Total liabilities	$2,041	$2,033		$—		$1,093		$948		$—		$—
(1)Excludes investments accounted for under the equity method.

35

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 9 - FAIR VALUE MEASUREMENTS (continued)

	2017
	Fair Value	Carrying Value	Level 1	Level 2	Level 3	Not Practicable
Assets:
Bonds	$85,271	$82,299	$—	$82,096	$3,175	$—
Preferred stocks	19	13	—	2	17	—
Common stocks(1)	1,393	1,393	1,354	7	32	—
Mortgage loans	13,939	13,657	—	—	13,939	—
Cash, cash equivalents and short-term investments	2,211	2,211	151	2,060	—	—
Derivatives	239	236	—	235	4	—
Derivatives collateral	22	22	—	22	—	—
Other invested assets(1)	228	196	—	89	139	—
Investment income due and accrued	692	692	—	692	—	—
Separate accounts assets	41,475	41,286	34,893	5,535	1,047	—
Total assets	$145,489	$142,005	$36,398	$90,738	$18,353	$—
Liabilities:
Annuities certain	$868	$837	$—	$—	$868	$—
Derivatives	108	108	—	108	—	—
Derivatives collateral	174	174	—	174	—	—
Amounts payable under securities lending agreements	675	675	—	675	—	—
Separate accounts liabilities - derivatives	36	36	—	36	—	—
Total liabilities	$1,861	$1,830	$—	$993	$868	$—
(1)Excludes investments accounted for under the equity method.
Bonds
Bonds reported as Level 1 represent investments in certain exchange traded funds, which are allowed to be reported as bonds per the SVO instructions. These assets are priced based on unadjusted quoted prices in an active market. Securities priced using a pricing service are generally classified as Level 2. The pricing service generally uses an income-based valuation approach using a discounted cash-flow model or it may use a market approach by looking at recent trades of a specific security to determine fair value on public securities or a combination of the two. Typical inputs used by these pricing services include, but are not limited to: benchmark yields, reported trades, issuer spreads, bids, offers, benchmark securities, estimated cash flows and prepayment speeds.

Private placement securities are primarily priced using a market approach such as a matrix-based pricing methodology, which uses spreads derived from third-party benchmark bond indices. Specifically, the Barclays Investment Grade Corporate Index is used for investment-grade securities and the Citi High Yield Cash Index is used for below investment-grade securities. These indices are two widely recognized, reliable and well regarded benchmarks by participants in the financial services industry, which represent the broader U.S. public bond markets. The spreads derived from each matrix are adjusted for liquidity. The liquidity premium is standardized and based on market transactions.

Certain private placement securities that cannot be priced using the matrix pricing described above, are priced by an internally developed discounted cash flow model or are priced based on internal calculations. The model uses observable inputs with a discount rate based off spreads of comparable public bond issues, adjusted for liquidity, rating and maturity. The Company assigns a credit rating for private placement securities based upon internal analysis. The liquidity premium is usually based on market transactions. These securities are classified as Level 2.

36

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 9 - FAIR VALUE MEASUREMENTS (continued)

For some of the private placement securities priced through the model, the liquidity adjustments may not be based on market data, but rather, calculated internally. If the impact of the liquidity adjustment, which usually requires the most judgment, is not significant to the overall value of the security, the security is still classified as Level 2. If it is deemed to be significant, the security is classified as Level 3.

The valuation techniques for most Level 3 bonds are generally the same as those described in Level 2. However, if the investments are less liquid or are lightly traded, there is generally less observable market data, and therefore these investments will be classified as Level 3. Circumstances where observable market data are not available may include events such as market illiquidity and credit events related to the security. In addition, certain securities are priced based upon internal valuations using significant unobservable inputs. If a security could not be priced by a third-party vendor or through internal pricing models, broker quotes are received and reviewed by each investment analyst. These inputs may not be observable. Therefore, Level 3 classification is determined to be appropriate.

Included in bonds is an affiliated bond from MCF with a carrying value and a fair value of $1,909 million at December 31, 2018, and a carrying value of $1,875 million and a fair value of $1,989 million at December 31, 2017. The fair value of this security is calculated internally and may include inputs that may not be observable. Therefore, this security is classified as Level 3.
Preferred Stocks
Preferred stocks valued using prices from third-party pricing services generally use a discounted cash flow model or a market approach to arrive at the security's fair value and are classified as Level 2. Preferred stocks classified as Level 3 are valued based on internal valuations where significant inputs are deemed to be unobservable.
Common Stocks
These securities are mostly comprised of exchange traded U.S. and foreign common stock and mutual funds. The fair value of these securities is primarily based on unadjusted quoted prices in active markets that are readily and regularly available and are classified as Level 1. Common stocks priced through an internal valuation where significant inputs are deemed to be unobservable, including securities issued by government organizations where fair value is fixed, are classified as Level 3. For common stocks that do not have a readily available fair value, NAV is used as a practical expedient.
Mortgage Loans
The estimated fair value of mortgage loans is determined using an income approach, based upon the present value of the expected cash flows discounted at an interpolated treasury yield plus a spread. The spread is based on management’s judgment and assumptions and it takes into account property type, LTV and remaining term of each loan. The spread is a significant component of the pricing inputs. These investments are classified as Level 3.
Cash, Cash Equivalents, Short-term Investments and Investment Income Due and Accrued
Cash on hand and money market mutual funds are classified as Level 1. Cash overdrafts (i.e. outstanding checks) are classified as Level 2. Due to the short-term maturities of cash equivalents, short-term investments, and investment income due and accrued, carrying value approximates fair value and are classified as Level 2.
Derivatives
The fair value of derivative instruments is generally derived using valuation models that use an income approach, except for derivatives that are exchange-traded, which are valued using quoted prices in an active market. Where valuation models are used, the selection of a particular model depends upon the contractual terms of, and specific risks inherent in the instrument, as well as the availability of pricing information in the market. The Company generally uses similar models to value similar instruments. Valuation model inputs include contractual terms, yield curves, foreign exchange rates, equity prices, credit curves, measures of volatility, and other factors. Exchange traded derivatives are valued using a market approach as fair value is based on quoted prices in an active market and are classified as Level 1. OTC derivatives that trade in liquid markets, where model inputs are observable for substantially the full term, are classified

37

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 9 - FAIR VALUE MEASUREMENTS (continued)

as Level 2. Derivatives that are valued based upon models with any significant unobservable market inputs or inputs from less actively traded markets, or where the fair value is solely derived using broker quotations, are classified as Level 3.
Derivatives Collateral
The carrying value of these instruments approximates fair value since these assets and liabilities are generally short-term in nature.
Other Invested Assets
Other invested assets are principally comprised of LIHTC investments and other investments with characteristics of debt. The fair value of LIHTC investments is derived using an income valuation approach, which is based on a discounted cash flow calculation using a discount rate that is determined internally and therefore classified as Level 3 (refer to Note 6 - Investments, for details on LIHTC investments). The fair value of the investments with debt characteristics is derived using an income valuation approach, which is based on discounted cash flow calculations that may or may not use observable inputs.
Separate Accounts Assets
Separate accounts assets reported as Level 1 in the fair value hierarchy are mostly comprised of exchange traded funds, common stocks and actively traded open-end mutual funds with a daily net asset value (“NAV”). The NAV can be observed by redemption and subscription transactions between third parties, or may be obtained from third-party asset managers. Common stocks are generally traded on an exchange. Separate accounts assets reported as Level 2 relate to investments in U.S. government and treasury securities, corporate bonds and mortgage-backed securities. These separate accounts assets are valued and assigned within the fair value hierarchy, consistent with the methodologies described herein for similar financial instruments held within the general account of the Company.

The separate accounts also invest in limited partnerships and hedge fund investments. These investments are valued based on the latest NAV received.

The following tables provide additional information for investments that are measured at fair value using NAV as a practical expedient, as allowed under authoritative guidance, for investments that meet specified criteria (in millions):

2018
Category of Investment	Investment Strategy	Fair Value Determined using NAV	Unfunded Commitments	Redemption Frequency	Redemption Notice Period
Hedge fund	Multi-strategy	$249	$—	Quarterly, Monthly	180 days or less
Hedge fund	Sector investing	23	—	Monthly	30 days
Hedge fund	Long/short equity	1	—	Monthly	30 days
Mutual funds	Multi-strategy, global allocation	51	—	Quarterly, Weekly	5 days - 45 days (Assets subject to lock up periods)
		$324	$—

38

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 9 - FAIR VALUE MEASUREMENTS (continued)

2017
Category of Investment	Investment Strategy	Fair Value Determined using NAV		Unfunded Commitments	Redemption Frequency	Redemption Notice Period
Hedge fund	Multi-strategy	$232		$—	Quarterly, Monthly	180 days or less
Hedge fund	Sector investing	23		—	Monthly	30 days
Hedge fund	Long/short equity	2		—	Monthly	30 days
Mutual funds	Multi-strategy, global allocation	7		—	Quarterly, Weekly	5 days - 45 days (Assets subject to lock up periods)
		$264	(1)	$—
(1) The total fair value determined using NAV at December 31, 2017 included Level 2 and Level 3 investments of $75 million and $182 million, respectively.
Annuities Certain
Fair values for annuities certain liabilities are estimated using discounted cash flow calculations based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.
Borrowed Money
Borrowed money consists of a financing arrangement. The carrying value of the financing arrangement approximates fair value.
Amounts Payable Under Securities Lending Agreements
Amounts due under securities lending consists of cash collateral received under securities lending agreements. Due to the short-term nature of the transactions, the carrying value approximates fair value.
Separate Accounts Liabilities – Derivatives
For separate accounts derivative instruments, fair value is determined using the same procedures as the general account disclosed above.

39

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 9 - FAIR VALUE MEASUREMENTS (continued)

The following tables represent the balances of assets and liabilities measured at fair value at December 31, 2018 and 2017 (in millions):

	2018
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	NAV as a Practical Expedient	Total
Assets at fair value
Bonds
U.S. corporate	$—	$6	$—	$—	$6
Non-agency RMBS	—	1	—	—	1
Non-agency ABS	—	3	21	—	24
Total bonds	—	10	21	—	31
Common stocks	1,227	—	37	51	1,315
Derivatives	—	372	32	—	404
Separate accounts assets	32,025	3	3	273	32,304
Total assets at fair value	$33,252	$385	$93	$324	$34,054
Liabilities at fair value
Derivatives	$—	$104	$—	$—	$104
Separate accounts liabilities - derivatives(1)	—	5	—	—	5
Total liabilities at fair value	$—	$109	$—	$—	$109
(1) Separate accounts contract holder liabilities are not included in the table as they are reported at contract value and not fair value in the Company’s statutory financial statements.

	2017
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets at fair value
Bonds
U.S. corporate	$—	$6	$—	$6
Non-agency RMBS	—	—	—	—
Non-agency ABS	—	—	1	1
Total bonds	—	6	1	7
Common stocks	1,354	7	32	1,393
Derivatives	—	223	4	227
Separate accounts assets	34,836	77	184	35,097
Total assets at fair value	$36,190	$313	$221	$36,724
Liabilities at fair value
Derivatives	$—	$108	$—	$108
Separate accounts liabilities - derivatives(1)	—	7	—	7
Total liabilities at fair value	$—	$115	$—	$115
(1) Separate accounts contract holder liabilities are not included in the table as they are reported at contract value and not fair value in the Company’s statutory financial statements.

40

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 9 - FAIR VALUE MEASUREMENTS (continued)

The tables below present a reconciliation of Level 3 assets and liabilities for the years ended December 31, 2018 and 2017 (in millions):

	2018
	Balance at 1/1	Transfers into Level 3	Transfers out of Level 3	Total Gains (Losses) Included in Net Income	Total Gains (Losses) Included in Surplus	Purchases	Issuances	Sales	Settlements	Balance at 12/31
Bonds:
Non-agency ABS	$1	$20	$(1)	$—	$(3)	$6	$—	$—	$(2)	$21
Total bonds	1	20	(1)	—	(3)	6	—	—	(2)	21
Common stocks	32	3	(3)	(1)	5	4	—	(3)	—	37
Derivatives	4	—	(1)	(13)	(2)	44	—	—	—	32
Separate accounts assets	184	—	—	(2)	3	—	—	—	—	185
Total	$221	$23	$(5)	$(16)	$3	$54	$—	$(3)	$(2)	$275

	2017
	Balance at 1/1	Transfers into Level 3	Transfers out of Level 3	Total Gains (Losses) Included in Net Income	Total Gains (Losses) Included in Surplus	Purchases	Issuances	Sales	Settlements	Balance at 12/31
Bonds:
Non-agency ABS	$2	$—	$(1)	$—	$—	$—	$—	$—	$—	$1
Total bonds	2	—	(1)	—	—	—	—	—	—	1
Common stocks	28	3	—	2	(1)	3	—	(4)	—	32
Derivatives	15	—	—	(8)	(3)	—	—	—	—	4
Separate accounts assets	223	—	—	10	—	6	—	(55)	—	184
Total	$268	$3	$(1)	$4	$(4)	$9	$—	$(59)	$—	$221

Transfers Between Levels
Transfers between levels may occur due to changes in valuation sources, or changes in the availability of market observable inputs, which generally are caused by changes in market conditions such as liquidity, trading volume or bid-ask spreads or as a result of a security measured at amortized cost at the beginning of the period, but measured at estimated fair value at the end of the period, or vice versa due to a ratings downgrade or upgrade.
Transfers between Levels 1 and 2
During the years ended December 31, 2018 and 2017, there were no transfers between Levels 1 and 2.
Transfers into and out of Level 3
The Company’s basis for transferring assets and liabilities into and out of Level 3 is based on changes in the observability of data, a change in the security’s measurement.

Transfers into Level 3 totaled $23 million for the year ended December 31, 2018, which primarily relates to $20 million of non-agency asset-backed securities which were measured at amortized cost at the beginning of the period and measured at fair value at the end of the period, and common stock securities of $3 million that had a level change from 1 to 3. Transfers out of Level 3 totaled $5 million, which primarily relates to common stock securities of $3 million that had a level change from 3 to 1 and a non-agency asset-backed security of $1 million that had a level change from 3 to 2.

41

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 9 - FAIR VALUE MEASUREMENTS (continued)

Transfers into Level 3 totaled $3 million for the year ended December 31, 2017, which primarily relates to common stock securities that were moved from Level 1 to Level 3 due to the limited market observability on certain inputs used in the valuation model. Transfers out of Level 3 totaled $1 million, which primarily relates to non-agency residential mortgage-backed securities & non-agency asset-backed securities that were measured at fair value at the beginning of the period and measured at amortized cost at the end of the period.

There were no liabilities measured at fair value at December 31, 2018 and 2017.

The tables below present quantitative information on significant internally priced Level 3 assets at December 31, 2018 and 2017 ($ in millions):

	2018
	Fair Value (in millions)	Valuation Techniques	Unobservable Input	Range	Weighted Average
Common stocks	$6	Market comparable	Revenue multiple	6.1x	N/A

	2017
	Fair Value (in millions)	Valuation Techniques	Unobservable Input	Range	Weighted Average
Non-agency ABS	$1	Discounted cash flow	Discount rate	9.9	9.9%
Common stocks	$1	Market comparable	Revenue multiple	4.4x	N/A

The following is a description of the sensitivity to changes in unobservable inputs of the estimated fair value of the Company’s Level 3 assets included above, for which we have access to the valuation inputs, as well as the sensitivity to changes in unobservable inputs of the Level 3 assets that are valued based on external pricing information.
Asset Backed Securities
The asset backed security included in the table above relates to a private deal. For this security, a discounted cash flow calculation is used, the discount rate is calculated internally based on unobservable data and assumptions. A significant increase in the discount rate used to perform the discounted cash flow calculation for these securities, would significantly decrease the fair value of these securities. The opposite effect would occur if there were a significant decrease in the discount rate used.
Common Stocks
The Company’s Level 3 common stock investments mostly relate to the Company’s holdings in the FHLB of Pittsburgh's stock as described in Note 15 - Commitments and Contingencies. As prescribed in the FHLB of Pittsburgh's capital plan, the par value of the capital stock is $100 and all capital stock is issued, redeemed, repurchased or transferred at par value. Since there is not an observable market for the FHLB of Pittsburgh stock, these securities are held at cost and have been classified as Level 3. The cost basis of the FHLB of Pittsburgh stock was $28 million and $26 million at December 31, 2018 and 2017, respectively. For the other common stock investments included in Level 3, the valuation is performed using market comparables such as revenue and price to book multiples. An increase in the value of these inputs would result in an increase in fair value with the reverse being true for decreases in the value of these inputs.

42

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 10 - INVESTMENT INCOME AND CAPITAL GAINS AND LOSSES

The components of net investment income for the years ended December 31, 2018, 2017 and 2016, were as follows (in millions):

	2018		2017	2016
Bonds	$3,312		$3,193	$3,099
Common stocks - unaffiliated	40		37	23
Mortgage loans	609		582	559
Policy loans	54		53	57
Limited partnerships and other invested assets	71	—	71	52
Short-term investments	25		14	11
Derivative instruments	26		35	24
Real estate	4		4	4
Other investments	8		8	10
Gross investment income	4,149		3,997	3,839
Investment expenses	(161)		(146)	(132)
Net investment income	3,988		3,851	3,707
Net gain from separate accounts	43		50	37
Amortization of IMR	44		33	51
Net investment income, including IMR	$4,075		$3,934	$3,795

Due and accrued investment income is excluded from surplus when amounts are over 90 days past due or collection is uncertain.
Bond Prepayments
The following table shows the Company's securities redeemed or otherwise disposed of as a result of a callable feature (including make whole call provisions) and the amount of investment income generated as a result of a prepayment and/or acceleration fee, which is included in Bonds in the table above ($ in millions):

	2018		2017		2016
	General Account	Separate Account	General Account	Separate Account	General Account	Separate Account
Number of cusips	133	64	190	95	139	62
Investment income	$36	$2	$71	$5	$66	$3

43

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 10 - INVESTMENT INCOME AND CAPITAL GAINS AND LOSSES (continued)

For the years ended December 31, 2018, 2017 and 2016 net investment gains (losses) were as follows (in millions):

	2018	2017	2016
Bonds	$(2)	$44	$(70)
Common stocks - unaffiliated	8	57	(2)
Other long-term investments	(26)	(13)	(37)
Derivatives	(16)	2	(4)
Other	—	—	3
Net realized capital gains (losses) before tax and transfers to the IMR	$(36)	$90	$(110)
Less:
Capital gains tax expense (benefit)	(24)	16	(21)
Net realized capital gains (losses) after tax transferred to IMR	(4)	40	23
Net realized capital gains (losses) after tax and transfers to the IMR	$(8)	$34	$(112)

Proceeds from investments in bonds sold were $1,751 million, $4,015 million and $3,236 million for the years ended December 31, 2018, 2017 and 2016, respectively. Gross gains of $42 million, $117 million and $84 million in 2018, 2017 and 2016, respectively, and gross losses of $33 million, $43 million and $39 million in 2018, 2017 and 2016, respectively, were realized on these sales. The Company computes gains and losses on sales under the specific identification method.

The following table provides a summary of OTTI losses included as realized capital losses for the years ended December 31, 2018, 2017 and 2016 (in millions):

	2018	2017	2016
Bonds	$25	$42	$106
Other long-term investments	15	12	39
Common and preferred stocks	4	1	5
Total	$44	$55	$150

Refer to Note 20 - Loan-Backed and Structured Security Impairments for a list with each loan-backed and structured security at a CUSIP level where the present value of cash flows expected to be collected is less than the amortized cost basis during the current reporting period.

44

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 10 - INVESTMENT INCOME AND CAPITAL GAINS AND LOSSES (continued)

The following tables present the Company’s gross unrealized losses and fair values for bonds and equities aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2018 and 2017 (in millions):

	2018
	Less than 12 Months		12 Months or Greater		Total
	Estimated Fair Value	Unrealized Losses	Estimated Fair Value	Unrealized Losses	Estimated Fair Value	Unrealized Losses(1)
Bonds:
U.S. governments	$665	$9	$2,101	$126	$2,766	$135
All other governments	22	1	75	1	97	2
U.S. special revenue and special assessment	3,104	79	3,705	200	6,809	279
Industrial and miscellaneous unaffiliated	28,600	882	12,352	677	40,952	1,559
Total bonds	32,391	971	18,233	1,004	50,624	1,975
Equity securities (unaffiliated):
Common stocks	593	48	24	1	617	49
Preferred stocks	—	—	—	—	—	—
Total equity securities	593	48	24	1	617	49
Total	$32,984	$1,019	$18,257	$1,005	$51,241	$2,024
(1)Includes unrealized losses of $4 million related to NAIC 6 bonds included in the statutory carrying amount.

	2017
	Less than 12 Months		12 Months or Greater		Total
	Estimated Fair Value	Unrealized Losses	Estimated Fair Value	Unrealized Losses	Estimated Fair Value	Unrealized Losses(1)
Bonds:
U.S. governments	$941	$9	$1,575	$76	$2,516	$85
All other governments	49	—	26	1	75	1
U.S. special revenue and special assessment	1,997	20	2,403	107	4,400	127
Industrial and miscellaneous unaffiliated	8,745	82	5,943	195	14,688	277
Total bonds	11,732	111	9,947	379	21,679	490
Equity securities (unaffiliated):
Common stocks	281	8	2	1	283	9
Preferred stocks	1	—	—	—	1	—
Total equity securities	282	8	2	1	284	9
Total	$12,014	$119	$9,949	$380	$21,963	$499
(1)Includes unrealized losses of $1 million related to NAIC 6 bonds included in the statutory carrying amount.

At December 31, 2018, the gross unrealized loss on bonds and equity securities was comprised of approximately 6,101 and 484 different securities, respectively, which are included in the table above. Of the total amount of bond unrealized losses, $1,705 million or 86% is related to unrealized losses on investment grade securities and $271 million or 14% is related to below investment grade securities. At December 31, 2017, the gross unrealized loss on bonds and equity securities was comprised of approximately 2,820 and 185 different securities, respectively, which are included in the table above. Of the total amount of bond unrealized losses, $426 million, or 87%, is related to investment grade securities and $64 million, or 13%, is related to below investment grade securities. Investment grade is defined as a security having a credit rating from the NAIC of 1 or 2; a rating of Aaa, Aa, A or Baa from Moody’s or a rating of AAA, AA, A or BBB from Standard & Poor; or a comparable internal rating if an externally provided rating is not available.

45

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 10 - INVESTMENT INCOME AND CAPITAL GAINS AND LOSSES (continued)

The amount of gross unrealized losses for bonds where fair value had declined by 20% or more of the amortized cost, totaled $74 million. The period of time that each of these securities has continuously been below amortized cost by 20% or more consists of $47 million for six months or less, $3 million for greater than six months through 12 months, and $24 million for greater than 12 months. In accordance with the Company's impairment policy, the Company performed quantitative and qualitative analysis to determine if the decline was temporary. For those securities where the decline was considered temporary, the Company did not recognize an impairment when it had the ability and intent to hold until recovery.
The change in unrealized capital gains (losses) for the years ended December 31, 2018, 2017 and 2016 were as follows (in millions):

	2018	2017	2016
Change in unrealized capital gains (losses) on investments:
Bonds	$(3)	$2	$—
Common stocks (unaffiliated)	(125)	89	56
Derivatives	163	(258)	124
Other invested assets	29	37	45
Total change in unrealized capital gains (losses) on investments	66	(130)	225
Change in unrealized foreign exchange capital gains (losses) on investments:
Bonds	(148)	220	(189)
Common stocks (unaffiliated)	(18)	28	(10)
Cash, cash equivalents and short-term investments	(1)	(1)	5
Other invested assets	—	1	—
Total change in unrealized foreign exchange capital gains (losses) on investments	(166)	248	(194)
Capital gains tax expense (benefit)	28	(18)	1
Total change in unrealized capital gains, net of tax	$(73)	$100	$32

NOTE 11 - RELATED PARTY TRANSACTIONS

During 2018, 2017 and 2016, the Company received dividend distributions from MCF of $77 million, $63 million and $56 million, respectively.

During 2018 and 2017, the Company paid dividends of $600 million and $275 million, respectively, to its parent, New York Life. The Company did not pay any dividends to its parent in 2016.

The Company's interests in commercial mortgage loans are held in the form of participations in mortgages originated or acquired by New York Life. A real estate portfolio acquired through foreclosure is called REO Property. The Company's interests in the ownership of REO Property is called REO Ownership Interest. Under the participation agreement for the mortgage loans, it is agreed between the Company and New York Life that the Company's proportionate interest (as evidenced by a participation certificate) in the underlying mortgage, including without limitation, the principal balance thereof, all interest which accrues thereon, and all proceeds generated therefrom, will be pari passu with New York Life's and pro rata based upon the respective amounts funded by New York Life and the Company in connection with the applicable mortgage origination or acquisition. Consistent with the participation arrangement, all mortgage documents name New York Life (and not both New York Life and the Company) as the lender but are held for the benefit of both the Company and New York Life pursuant to the applicable participation agreement. New York Life retains general decision making authority with respect to each mortgage loan, although certain decisions require the Company's approval.

46

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 11 - RELATED PARTY TRANSACTIONS (continued)

On December 31, 2015 and as amended on January 1, 2017, the Company and New York Life entered into a note funding agreement with MCF (the “MCF Note Agreement”) and acquired a variable funding note issued by MCF thereunder (the “2015 Note”). The MCF Note Agreement was further amended on July 1, 2018 and the 2015 Note was cancelled and reissued at July 1, 2018 (the “2018 Note”). The 2015 and 2018 Notes, which are reported as Bonds in the accompanying Statutory Statements of Financial Position, had outstanding balances for the Company of $1,909 million and $1,875 million at December 31, 2018 and 2017, respectively. During 2018, 2017 and 2016, the Company recorded interest income from MCF under the MCF Note Agreement of $93 million, $79 million and $75 million, respectively. Pursuant to the MCF Note Agreement and variable funding note issued thereunder, the Company and New York Life may provide an aggregate of up to $5,200 million in funding to MCF for lending and equity investment commitments, as well as for business expenses. All outstanding advances made to MCF under the MCF Note Agreement, together with unpaid interest thereon, will be due in full on December 31, 2025.

In connection with the acquisition of an office building by REEP-OFC Westory DC, LLC, an indirectly wholly-owned subsidiary of New York Life, the Company provided a first mortgage loan in the principal amount of $83 million to REEP-OFC Westory DC, LLC. The interest-only loan, expected to be due and payable on August 10, 2022, was paid off in October 2017. For each of the years ended December 31, 2017 and 2016, interest earned amounted to approximately $3 million.

In connection with the acquisition of an office building by REEP-OFC 2300 Empire LLC and a pledge of an unleveraged equity interest in the owner of REEP-MF Woodridge IL LLC, an existing multifamily property, the Company provided a first mortgage loan in the principal amount of $83 million to REEP-OFC 2300 Empire LLC and REEP-MF Woodridge, IL LLC.  The mortgage loan's maturity date is August 10, 2022 with fixed rate of 3.75% per annum. For the years ended December 31, 2018, 2017 and 2016, interest earned amounted to $3 million, $1 million and less than $1 million, respectively.

In connection with a $150 million land acquisition of a fee simple estate in land underlying an office building and related improvements and encumbered by a ground lease located at 1372 Broadway, New York, New York by New York Life (73.8% interest) and the Company (26.2% interest), the Company and New York Life entered into a Tenancy-in-Common Agreement dated as of June 11, 2012 which agreement sets forth the terms that govern, in part, each entity’s interest in the property. For each of the years ended December 31, 2018, 2017, and 2016, income earned amounted to approximately $3 million.

The Company sold various corporate owned life insurance (“COLI”) policies to New York Life for the purpose of informally funding certain benefits for New York Life employees and agents. These policies were issued on the same terms as policies sold to unrelated customers. At December 31, 2018 and 2017, policyholder reserve balances for these policies amounted to $4,022 million and $3,974 million, respectively, and were included in the Policy reserves and Separate accounts liabilities in the accompanying Statutory Statements of Financial Position.

The Company has also issued various COLI policies to the Voluntary Employees’ Beneficiary Association (“VEBA”) trusts, which were trusts formed for the benefit of New York Life’s retired employees and agents. At December 31, 2018 and 2017, policyholder reserve balances for these policies amounted to approximately $395 million and $414 million, respectively, and were included in Policy reserves and Separate accounts liabilities in the accompanying Statutory Statements of Financial Position.

The Company is the assumed obligor for certain structured settlement agreements with unaffiliated insurance companies, beneficiaries and other non-affiliated entities. To satisfy its obligations under these agreements, the Company owns all rights, title and interest in and to certain structured settlement annuity contracts issued by New York Life. The obligations are based upon the actuarially determined present value of expected future payments. Interest rates used in establishing such obligations ranged from 3.5% to 7.75%. The Company has directed New York Life to make the payments under the annuity contracts directly to the beneficiaries under the structured settlement agreements. At December 31, 2018 and 2017, the carrying value of the interest in annuity contracts and the corresponding obligations under structured settlement agreements amounted to $8,673 million and $8,229 million, respectively.

47

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 11 - RELATED PARTY TRANSACTIONS (continued)

The Company has sold certain annuity contracts to New York Life in order that New York Life may satisfy its third-party obligations under certain structured settlement agreements. Interest rates used in establishing such obligations ranged from 5.5% to 8.75%. The Company has been directed by New York Life to make the payments under the annuity contracts directly to the beneficiaries under these structured settlement agreements. At December 31, 2018 and 2017, the policyholder reserves related to these contracts amounted to $145 million and $149 million, respectively, and are included in Policy reserves in the accompanying Statutory Statements of Financial Position.

The Company was compensated for each New York Life term policy or term rider that was converted to a universal life policy issued by the Company without any additional underwriting. For the years ended December 31, 2018, 2017 and 2016, the Company received $20 million, $19 million and $23 million, respectively, from New York Life for these services.

New York Life provides the Company with certain services and facilities including, but not limited to, accounting, tax and auditing services; legal services; actuarial services; electronic data processing operations and communications operations. New York Life charges the Company for the identified costs associated with these services and facilities under the terms of a service agreement between New York Life and the Company. For the years ended December 31, 2018, 2017 and 2016, the fees incurred associated with these services and facilities, amounted to $891 million, $968 million and $820 million, respectively, and are reflected in Operating expenses and Net investment income in the accompanying Statutory Statements of Operations.

New York Life Investment Management LLC (“NYLIM”), an indirect wholly-owned subsidiary of New York Life, provides the Company with certain services and facilities including, but not limited to, investment management and other administrative services. NYLIM charges the Company for the identified costs associated with these services and facilities under the terms of a service agreement between NYLIM and the Company. For the years ended December 31, 2018, 2017 and 2016, the fees incurred associated with these services and facilities amounted to $11 million, $14 million and $15 million, respectively, and are reflected in Operating expenses in the accompanying Statutory Statements of Operations.

The Company is a party to an investment advisory agreement with NYL Investors, as amended from time to time, whereby NYL Investors provides investment advisory and administrative services to the Company. For the years ended December 31, 2018, 2017 and 2016, the total cost for these services amounted to $131 million, $125 million and $119 million, respectively, which is included in the costs of services billed by New York Life to the Company. These costs are included in Net investment income in the accompanying Statutory Statement of Operations.

In addition, NYLIM has a management agreement with the MainStay VP Funds Trust (“the Fund”), a registered investment company whose shares are sold to various separate accounts of the Company. NYLIM, the administrator of the Fund, and the Company have entered into an agreement regarding administrative services to be provided by the Company. Under the terms of the agreement, NYLIM pays the Company administrative fees for providing services to the Fund. For the years ended December 31, 2018, 2017 and 2016, the Company recorded fee income from NYLIM of $35 million, $37 million and $34 million, which is included in Other income in the accompanying Statutory Statements of Operations.

The Company has a variable product distribution agreement with NYLIFE Distributors LLC (“NYLIFE Distributors”), an indirect wholly-owned subsidiary of New York Life, appointing NYLIFE Distributors as the underwriter and/or wholesale distributor of the Company’s variable product policies. For the years ended December 31, 2018, 2017 and 2016, the Company paid service fees of $45 million, $44 million and $39 million, respectively, under a 12b-1 Plan Services Agreement, in consideration for providing 12b-1 Plan services attributable to the variable products.

The Company has an agreement with NYLIFE Securities LLC (“NYLIFE Securities”), an indirect wholly-owned subsidiary of New York Life, under which registered representatives of NYLIFE Securities solicit sales of the Company's variable product policies. For the years ended December 31, 2018, 2017 and 2016, the Company incurred commission expense to NYLIFE Securities’ registered representatives of $117 million, $119 million and $119 million, respectively, which is included in Operating expenses in the accompanying Statutory Statements of Operations.

48

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 11 - RELATED PARTY TRANSACTIONS (continued)

The Company has a service fee agreement with NYLIFE Securities, whereby NYLIFE Securities charges the Company a fee for management and supervisory services rendered in connection with variable life and variable annuity sales and in-force business. For the years ended December 31, 2018, 2017 and 2016, the fees incurred for these services amounted to $43 million, $43 million and $48 million, respectively, which is included in Operating expenses in the accompanying Statutory Statements of Operations.

At December 31, 2018 and 2017, the Company reported a net amount of $59 million and $294 million, respectively, as amounts payable to parent and affiliates. The terms of the underlying agreements generally require that these amounts be settled in cash within 90 days.

NOTE 12 - INSURANCE LIABILITIES

Liabilities for policy reserves, deposit funds and policy claims at December 31, 2018 and 2017 were as follows (in millions):

	2018	2017
Life insurance reserves	$26,486	$21,756
Annuity reserves and supplementary contracts with life contingencies	67,645	64,554
Total policy reserves	94,131	86,310
Deposit funds	1,308	1,176
Policy claims	244	198
Total liabilities for policy reserves, deposit funds and policy claims	$95,683	$87,684
Life Insurance Reserves
Reserves for life insurance policies are maintained principally using the 1958 Commissioners’ Extended Term Mortality Table and the 1958, 1980, 2001 and 2017 Commissioners’ Standard Ordinary Mortality Tables under the Commissioners’ Reserve Valuation Method or Net Level Premium Reserve Method with valuation interest rates ranging from 2.0% to 5.8%. Reserves for universal life secondary guarantee products with multiple sets of cost of insurance are determined using the methodology outlined in the November 2011 Life Actuarial Task Force Statement.

In 2018, there were no changes in reserve basis.

The Company has established policy reserves (excluding the effects of reinsurance) on contracts issued January 1, 2001 and later that exceed the minimum amounts determined under Appendix A-820, “Minimum Life and Annuity Reserve Standards” of NAIC SAP by approximately $197 million and $284 million at December 31, 2018 and 2017, respectively.

At December 31, 2018 and 2017, the Company’s liabilities for GMDB reserves, which are associated with certain variable life products, amounted to $20 million and $19 million, respectively, and were recorded in Policy reserves in the accompanying Statutory Statements of Financial Position.

Surrender values are promised in excess of life reserves on certain policies. This excess is included as part of miscellaneous reserves. No surrender values are promised in excess of any other reserves. Additional reserves are held on account of anticipated extra mortality for policies subject to extra premiums.

At December 31, 2018 and 2017, the Company had $12,737 million and $12,177 million, respectively, of insurance in-force for which the gross premiums were less than the net premiums according to the standard of valuation set by the State of Delaware.

The tabular interest has been determined by formula as described in the NAIC instructions except for certain universal life products for which tabular interest has been determined from the basic data for the calculation of policy reserves. The tabular less actual reserves released has been determined by formula as described in the NAIC instructions. The tabular cost has been determined by formula as described in the NAIC instructions.

49

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 12 - INSURANCE LIABILITIES (continued)

The Company has elected to establish reserves pursuant to VM-A and VM-C for contracts issued in 2018 and 2017, as allowed during the first three years following the operating date of the Valuation Manual.
Annuity Reserves and Supplementary Contracts with Life Contingencies
Reserves for single premium immediate annuities, guaranteed future income annuities, and supplementary contracts involving life contingencies purchased prior to 2018 are based principally on 1983 Table A, A2000, 2012 IAR and the Commissioners’ Annuity Reserve Valuation Method (“CARVM”), with assumed interest rates ranging from 3.5% to 8.8%. Purchases in 2018 are reserved with valuation interest rates satisfying both the Maximum Valuation Interest Rates For Income Annuities ("VM-22") and the New York Department of Financial Services maximum valuation rate requirements and 2012 Individual Annuity Reserve Table.  The VM-22 rates range from 2.00% to 4.50%.

Reserves for fixed deferred annuities are based principally on 1971 Individual Annuity Mortality, 1983 Table A, A2000, 2012 IAR and the CARVM, with assumed interest rates ranging from 3.5% to 10.0%. Reserves for variable deferred annuities are based principally on 1994 Variable Annuity GMDB Mortality Table and the Variable Annuity Commissioners’ Annuity Reserve Valuation Method ("VM-21"), with assumed interest rates ranging from 3.5% to 8.25%. Generally, owners of the Company’s deferred annuities are able, at their discretion, to withdraw funds from their policies. For some policies, the withdrawals are subject to surrender charges in the early years.

At December 31, 2018 and 2017, the Company’s liabilities for GMDB and GMAB reserves, which are associated with variable annuity products, amounted to $25 million and $17 million, respectively, and were recorded in Policy reserves in the accompanying Statutory Statements of Financial Position.

At December 31, 2018 and 2017, there were no changes to reserve basis.

The tabular interest has been determined by formula as described in the NAIC instructions except for individual deferred annuities for which tabular interest has been determined from the basic data for the calculation of policy reserves. The tabular less actual reserves released has been determined by formula as described in the NAIC instructions. The tabular cost has been determined by formula as described in the NAIC instructions.
Deposit Funds
Deposit funds at December 31, 2018 and 2017 were as follows (in millions):

	2018	2017
Fixed period annuities	$940	$837
Supplemental contracts without life contingencies	344	310
Continued interest accounts	24	29
Total deposit funds	$1,308	$1,176

50

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 12 - INSURANCE LIABILITIES (continued)

Withdrawal Characteristics of Annuity Reserves and Deposit Funds
The following table reflects the withdrawal characteristics of annuity reserves and deposit fund liabilities at December 31, 2018 and 2017 ($ in millions):

	2018
	General Account	Separate Accounts Non-guaranteed	Total	% of Total
Subject to discretionary withdrawal:
With fair value adjustment	$24,895	$—	$24,895	27%
At book value less current surrender charge of 5% or more	6,585	—	6,585	7
At fair value	—	24,533	24,533	26
Total with adjustment or at fair value	31,480	24,533	56,013	60
At book value without adjustment	21,718	—	21,718	23
Not subject to discretionary withdrawal	15,729	—	15,729	17
Total annuity reserves and deposit fund liabilities	$68,927	$24,533	$93,460	100%

	2017
	General Account	Separate Accounts Non-guaranteed	Total	% of Total
Subject to discretionary withdrawal:
With fair value adjustment	$21,208	$—	$21,208	23%
At book value less current surrender charge of 5% or more	6,635	—	6,635	7
At fair value	—	26,748	26,748	29
Total with adjustment or at fair value	27,843	26,748	54,591	59
At book value without adjustment	23,560	—	23,560	25
Not subject to discretionary withdrawal	14,310	—	14,310	16
Total annuity reserves and deposit fund liabilities	$65,713	$26,748	$92,461	100%

NOTE 13 - REINSURANCE

The Company enters into reinsurance agreements in the normal course of its insurance business to reduce overall risk and to be able to issue life insurance policies in excess of its retention limits. Currently, the Company reinsures the mortality risk on new life insurance policies on a quota–share yearly renewable term basis for many products, except for custom guarantee universal life, survivorship custom guarantee universal life and asset flex products. Most of the ceded business is on an automatic basis. The quota–share currently ceded on new business ranges from 10% to 90%. All products are ceded from first dollar with the exception of current performance survivorship universal life, which has a minimum size policy ceded of either $0 or $1 million. Cases in excess of the Company’s retention and certain substandard cases are ceded on a facultative basis. The majority of the Company's facultative reinsurance is for substandard cases which the Company typically cedes 90%.

The ceding of risk does not discharge the Company from its primary obligations to policyholders. To the extent that the assuming companies become unable to meet their obligations under reinsurance contracts, the Company remains contingently liable. Each reinsurer is reviewed to evaluate its financial stability before entering into each reinsurance contract and throughout the period that the reinsurance contract is in place.

51

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 13 - REINSURANCE (continued)

Life insurance ceded was 48% and 60% of total life insurance in-force at December 31, 2018, and 2017, respectively. The reserve reductions taken for life insurance reinsured at December 31, 2018 and 2017 were $550 million and $4,447 million, respectively.

The effects of reinsurance for the years ended December 31, 2018, 2017 and 2016 were as follows (in millions):

	2018	2017	2016
Premiums:
Direct	$12,771	$13,928	$13,360
Assumed	5	4	4
Ceded	(541)	(616)	(632)
Net premiums	$12,235	$13,316	$12,732
Policyholders’ benefits ceded	$468	$774	$715
Reinsurance recoverable	$76	$207	$168

Effective April 1, 2018, the Company’s coinsurance with funds withheld and modified coinsurance agreements with New York Life to cede 90% of a block of inforce life insurance business were terminated and the Company fully recaptured the risks related to the business previously reinsured under the agreements. The Company paid New York Life a recapture fee in the amount of $21 million pre-tax. The recapture of these reinsurance agreements did not have a material impact to the Company’s surplus. Prior to the recapture, the Company had ceded 90% of the retained portion of a block of in-force life insurance business through a reinsurance agreement with New York Life using a combination of coinsurance with funds withheld for the fixed portion maintained in the general account and modified coinsurance (“MODCO”) for policies in the separate accounts. Under both the MODCO and funds withheld treaties, the Company retained the assets held in relation to the policy reserves and separate accounts liabilities. An experience refund was paid to the Company at the end of each accounting period for 100% of New York Life’s profits in excess of $5 million per year. Experience refunds received in 2018, 2017 and 2016 were $3 million, $71 million and $37 million, respectively, which is reported in premiums in the accompanying Statutory Statements of Operations. At December 31, 2017 , the Company ceded reserves under coinsurance with funds withheld and MODCO of $5,347 million.

The Company has reinsurance agreements with New York Life Agents Reinsurance Company (“NYLARC”). NYLARC is a life insurance company wholly-owned by NYLARC Holding Company, Inc., whose shareholders consist of New York Life’s top agents who meet certain criteria and who may also be agents of the Company or NYLIFE Insurance Company of Arizona ("NYLAZ"). NYLARC reinsures a portion of certain life insurance products sold by its shareholders. NYLARC’s purpose is to retain high production agents, and increase the volume and quality of the business that they submit to New York Life, NYLAZ and the Company.

The Company had reinsured certain policies with unauthorized companies that prevent it from recognizing full reinsurance credit. Since these reinsurers are not recognized in the State of Delaware, and the receivable owed to the Company is not secured by cash, securities or other permissible collateral, the Company established a liability equal to the net credit received.

52

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 14 - BENEFIT PLANS

The Company participates in the cost of the following plans sponsored by New York Life: (1) certain postretirement life and health benefits for retired employees and agents including their eligible dependents, (2) certain defined benefit pension plans for eligible employees and agents (3) certain defined contribution plans for substantially all employees and agents and (4) postemployment benefits. The expense for these plans is allocated to the Company in accordance with an intercompany cost sharing agreement. The liabilities for these plans are included with the liabilities for the corresponding plan of New York Life. The Company’s share of the cost of these plans was as follows for the years ended December 31, 2018, 2017 and 2016 (in millions):

	2018	2017	2016
Defined benefit pension	$31	$27	$28
Defined contribution	9	9	9
Postretirement life and health	6	6	6
Total	$46	$42	$43

NOTE 15 - COMMITMENTS AND CONTINGENCIES
Support and Credit Agreements
New York Life Capital Corporation (“NYLCC”), a wholly-owned subsidiary of NYLIFE LLC, has a credit agreement with the Company dated December 23, 2004, as amended, whereby NYLCC has agreed to make loans to the Company in an amount up to, but not exceeding, $490 million from the issuance of commercial paper. At December 31, 2018 and 2017, the Company had no outstanding loan balance to NYLCC. During 2018, 2017 and 2016, the Company had no interest expense.

In addition, the Company has a credit agreement with New York Life dated April 1, 1999, as amended, in which New York Life may borrow from the Company up to $490 million. During 2018 and 2017, the credit facility was not used, no interest was paid and there was no outstanding balance due.
Guarantees
At the inception of a guarantee (except unlimited guarantees), the Company recognizes an initial liability at fair value for the obligations it has undertaken, regardless of the probability of performance under the guarantee. This includes guarantees made on behalf of affiliates unless the guarantee is deemed unlimited. At December 31, 2018 and 2017, the Company had no such guarantees.
Litigation
The Company is a defendant in individual and/or alleged class action suits arising from its agency sales force, insurance (including variable contracts registered under the federal securities law), investment, retail securities, and/or other operations, including actions involving retail sales practices. Some of these actions seek substantial or unspecified compensatory and punitive damages. The Company is also from time to time involved in various governmental, administrative, and investigative proceedings and inquiries.

Notwithstanding the uncertain nature of litigation and regulatory inquiries, the outcome of which cannot be predicted, the Company believes that, after provisions made in the financial statements, the ultimate liability that could result from litigation and proceedings would not have a material adverse effect on the Company’s financial position; however, it is possible that settlements or adverse determinations in one or more actions or other proceedings in the future could have a material adverse effect on the Company’s operating results for a given year.

53

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 15 - COMMITMENTS AND CONTINGENCIES (continued)

Borrowed Money
Refer to Note 6 - Investments for a more detailed discussion of the Company's commitments for loaned securities and repurchase agreements.
Assessments
Most of the jurisdictions in which the Company is licensed to transact business require life insurers to participate in guaranty associations which are organized to pay contractual benefits pursuant to insurance policies issued by impaired, insolvent or failed life insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the line of business in which the impaired, insolvent or failed life insurer is engaged. Some states permit member insurers to recover assessments through full or partial premium tax offsets.
Other Commitments and Contingencies
Prior to July 1, 2002, the Company did business in Taiwan through a branch operation (the "Taiwan Branch"). On July 1, 2002, the Taiwan Branch ceased operations and all of its liabilities and assets, including policy liabilities were transferred to New York Life Insurance Taiwan Corporation ("Taiwan Corporation"), an indirect subsidiary of New York Life. On December 31, 2013, Taiwan Corporation was sold to Yuanta Financial Holding Co. Ltd. ("Yuanta"). Under the terms of the sale agreement, Yuanta has agreed to satisfy in full, or to cause Taiwan Corporation to satisfy in full, all of Taiwan Corporation's obligations under the Taiwan Branch policies that were transferred to Taiwan Corporation on July 1, 2002. However, the Company, under Taiwan law, also remains contingently liable for these policies in the event that neither Taiwan Corporation nor Yuanta meets its obligations. This contingent liability of the Company has not been recognized on the accompanying Statutory Statements of Financial Position because it does not meet the probable and estimable criteria of SSAP No. 5R.

At December 31, 2018 and 2017, the Company and its guaranteed separate accounts had contractual commitments to extend credit for commercial mortgage loans at both fixed and variable rates of interest, which amounted to approximately $1,291 million and $821 million, respectively. These commitments are diversified by property type and geographic location. There were no contractual commitments to extend credit under residential loan agreements at December 31, 2018 and 2017.

At December 31, 2018 and 2017, the Company had outstanding contractual obligations to acquire additional private placement securities amounting to $722 million and $662 million, respectively.

Unfunded commitments on limited partnership, limited liability companies and other invested assets amounted to $312 million and $268 million at December 31, 2018 and 2017, respectively. Unfunded commitments on LIHTC amounted to $11 million and $17 million at December 31, 2018 and 2017, respectively. At December 31, 2018 and 2017, unfunded commitments on LIHTC are included in Limited partnerships and other invested assets, with an offset in Other liabilities in the accompanying Statutory Statement of Financial Position.

Several commercial banks have customary security interests in certain assets of the Company to secure potential overdrafts and other liabilities of the Company that may arise under custody, securities lending and other banking agreements with such banks.

54

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 15 - COMMITMENTS AND CONTINGENCIES (continued)

FHLB Agreement
The Company is a member of the FHLB of Pittsburgh. Membership in the FHLB of Pittsburgh provides the Company with a significant source of alternative liquidity. Advances received by the general account are included in Other liabilities in the accompanying Statutory Statements of Financial Position. When borrowing from the FHLB of Pittsburgh, the Company is required to post collateral in the form of eligible securities, including mortgage-backed, government and agency debt instruments for each of the advances received. Upon any event of default by the Company, the FHLB of Pittsburgh's recovery from the collateral is limited to the amount of the Company's liability to the FHLB of Pittsburgh.

The amount of FHLB of Pittsburgh common stock held, in aggregate exclusively in the Company’s general account at December 31, 2018 and 2017 was as follows (in millions):

	2018	2017
Membership stock - Class B (1)	$28	$26
Activity stock	—	—
Aggregate total	$28	$26
Actual or estimated borrowing capacity as determined by the insurer	$5,073	$4,903
(1) Membership stock is not eligible for redemption.

At December 31, 2018 and 2017, the Company did not have an outstanding balance due to the FHLB of Pittsburgh. The maximum amount borrowed and collateral pledged to the FHLB of Pittsburgh during the years ended December 31, 2018 and 2017 was as follows (in millions):

	Fair Value	Carrying Value	Maximum Amount Borrowed During the Year
Current year general account	$31	$31	$10
Current year separate accounts	$—	$—	$—
Prior year total general and separate accounts	$17	$17	$10

The Company does not have any prepayment obligations for the borrowing arrangement.

55

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 16 - INCOME TAXES

The components of the net DTAs and DTLs were as follows at December 31, 2018 and 2017 (in millions):

	2018			2017			Change
	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
Gross DTAs	$1,060	$164	$1,224	$944	$127	$1,071	$116	$37	$153
Statutory valuation allowance	—	—	—	—	—	—	—	—	—
Adjusted gross DTAs	1,060	164	1,224	944	127	1,071	116	37	153
Nonadmitted DTAs (1)	296	—	296	88	—	88	208	—	208
Subtotal net admitted DTAs	764	164	928	856	127	983	(92)	37	(55)
Gross DTLs	456	146	602	526	121	647	(70)	25	(45)
Net admitted DTAs (2)	$308	$18	$326	$330	$6	$336	$(22)	$12	$(10)
(1) DTAs are nonadmitted primarily because they are not expected to be realized within three years of the Statutory Statement of Financial Position date.
(2) The total net admitted DTAs are included in Other assets in the accompanying Statutory Statements of Financial Position.

The admission calculation components are as follows (paragraph references throughout Note 16 are to paragraphs of SSAP No. 101 “Income Taxes, A Replacement of SSAP No. 10R and SSAP No. 10”) (in millions):

	December 31, 2018			December 31, 2017			Change
	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
Federal income taxes paid in prior years recoverable through loss carrybacks (Paragraph 11.a)	$—	$26	$26	$—	$22	$22	$—	$4	$4
Adjusted gross DTAs expected to be realized (excluding the amount of DTAs from paragraph 11.a above) after application of the threshold limitation (the lesser of paragraph 11.b.i and 11.b.ii below):	292	8	$300	313	—	313	(21)	8	(13)
Adjusted gross DTAs expected to be realized following the balance sheet date. (Paragraph 11.b.i)	292	8	$300	313	—	313	(21)	8	(13)
Adjusted gross DTAs allowed per limitation threshold (Paragraph 11.b.ii)	N/A	N/A	1,239	N/A	N/A	1,328	N/A	N/A	(89)
Adjusted gross DTAs (excluding the amount of DTAs from paragraphs 11.a and 11.b above) offset by gross DTLs (Paragraph 11.c)	472	130	602	543	105	648	(71)	25	(46)
DTAs admitted as the result of application of SSAP 101 (Total of paragraphs 11.a, 11.b, 11.c).	$764	$164	$928	$856	$127	$983	$(92)	$37	$(55)

The ratio used to determine the applicable period used in paragraph 11.b.i above and the amount of adjusted capital and surplus used to determine the percentage threshold limitation in paragraph 11.b.ii above are as follows ($ in millions):

	December 31,
	2018	2017
Ratio percentage used to determine recovery period and threshold limitation amount.	1,010%	1,159%
Amount of adjusted capital and surplus used to determine recovery period and threshold limitation in paragraph 11.b.ii above.	$8,260	$8,852

56

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 16 - INCOME TAXES (continued)

There was no impact on the Company’s adjusted gross and net admitted DTAs due to tax planning strategies at December 31, 2018 and 2017.

The Company did not use reinsurance in its tax planning strategies. The Company had no unrecognized DTLs at December 31, 2018 and 2017. Additionally, the Company had no adjustments to gross DTAs because of a change in circumstances that causes a change in judgment about the realizability of the related DTAs.

The TCJA was enacted on December 22, 2017 and it significantly changes U.S. tax law primarily by lowering the corporate income tax rate from 35% to 21% beginning in 2018. Deferred taxes were revalued to reflect the 21% corporate income tax rate with the following result (in millions):

	2018	2017
Deferred income tax benefit on change in net unrealized capital gains	$—	$14
Decrease in net deferred taxes related to other items	(2)	(296)
Decrease to net deferred taxes booked to surplus	(2)	(282)
Decrease to nonadmitted deferred taxes	—	325
Total change in net admitted DTAs	$(2)	$43

For tax years beginning January 1, 2018, the TCJA limits life insurance reserves for tax purposes to the greater of the net surrender value or 92.81% of NAIC required reserves effective January 1, 2018. Tax accounting for these changes requires the restatement of December 31, 2017 life insurance tax reserves calculated using pre TCJA rules to the amounts required to be held under the TCJA. This revaluation requires establishing a “gross up” in which a new DTA for the revised statutory to tax difference is recorded and offset by a DTL in an equal amount. The Company has recorded offsetting DTAs and DTLs in the provisional amount of $472 million in 2017. The tax accounting has been completed within the measurement period, as defined in INT 18-01. On the basis of life insurance tax reserve computations that were completed during the reporting period, an additional measurement period tax reserve decrease of $24 million was recognized to the DTL and $24 million offset to the DTA. The restatement of life insurance tax reserves, which has now been determined to be complete, resulted in a total DTL of $448 million with a corresponding adjustment of $448 million to the DTA.

Significant components of the current federal and foreign income taxes for the years ended December 31, 2018, 2017 and 2016 were as follows (in millions):

	2018	2017	2016	Change 2018-2017	Change 2017-2016
Federal(1)	$215	$248	$279	$(33)	$(31)
Foreign	—	1	—	(1)	1
Subtotal	215	249	279	(34)	(30)
Federal income tax on net capital gains (losses)	(24)	15	(21)	(39)	36
Utilization of capital loss carry-forward	—
Other (Prior period correction)	(22)	—		(22)	—
Total federal and foreign income taxes	$169	$264	$258	$(95)	$6
(1) The Company had investment tax credits of $30 million, $36 million and $38 million for the years ended December 31, 2018, 2017 and 2016, respectively.

57

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 16 - INCOME TAXES (continued)

The tax effects of temporary differences that give rise to DTAs and DTLs at December 31, 2018 and 2017 were as follows (in millions):

	2018	2017	Change
DTAs
Ordinary:
Pension accrual	$27	$29	$(2)
Policyholder reserves	733	624	109
Deferred acquisition costs	241	233	8
Fixed assets	2	2	—
Receivables - nonadmitted	4	9	(5)
Investments	53	47	6
Other	—	(1)	1
Subtotal	1,060	943	117
Nonadmitted	296	88	208
Admitted ordinary DTAs	764	855	(91)
Capital:
Investments	164	127	37
Subtotal	164	127	37
Nonadmitted	—	—	—
Admitted capital DTAs	164	127	37
Total admitted DTAs	928	982	(54)
DTLs
Ordinary:
Investments	45	28	17
Policyholder reserves	410	497	(87)
Other	1	1	—
Subtotal	456	526	(70)
Capital:
Investments	146	121	25
Subtotal	146	121	25
Total DTLs	602	647	(45)
Net admitted DTAs	$326	$335	$(9)
Deferred income tax (expense)/benefit on change in net unrealized capital gains/(losses)			$28
Increase in net deferred taxes related to other items			153
Increase in deferred income taxes reported in prior period correction			18
Decrease in DTAs nonadmitted			(190)
Decrease in DTAs nonadmitted reported in prior period correction			$(18)
Total change in net admitted DTAs			$(9)

58

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 16 - INCOME TAXES (continued)

The Company’s income tax expense for the years ended December 31, 2018, 2017 and 2016 differs from the amount obtained by applying the statutory rate of 21%, 35% and 35%, respectively, to net gain from operations after dividends to policyholders and before federal income taxes for the following reasons (in millions):

	2018	2017	2016	Change 2018-2017	Change 2017-2016
Net gain from operations after dividends to policyholders and before federal and foreign income taxes at statutory rate	$103	$304	$409	$(201)	$(105)
Net realized capital gains (losses) at statutory rate	(7)	31	(38)	(38)	69
Tax exempt income	(22)	(52)	(47)	30	(5)
Tax credits, net of withholding	(33)	(40)	(40)	7	—
Amortization of IMR	(9)	(12)	(18)	3	6
Impact of TCJA	(2)	296	—	(298)	296
Prior year audit liability and settlement	(3)	(1)	(36)	(2)	35
Non-admitted assets	(6)	12	(13)	(18)	25
Accruals in surplus	(7)	(4)	(23)	(3)	19
Other	(16)	12	10	(28)	2
Income tax incurred and change in net DTAs during period	$(2)	$546	$204	$(548)	$342
Federal income taxes reported in the Company's Statutory Statements of Operations	$215	$249	$279	$(34)	$(30)
Capital gains tax expense (benefit) incurred	(24)	15	(21)	(39)	36
Change in net deferred income taxes	(153)	282	(54)	(435)	336
Change in current and deferred income taxes reported in prior period correction	(40)	—	—	(40)	—
Total federal and foreign income tax expense	$(2)	$546	$204	$(548)	$342

The Company’s federal income tax returns are routinely examined by the Internal Revenue Service ("IRS") and provisions are made in the financial statements in anticipation of the results of these audits. The IRS has completed audits through 2010 and tax years 2011 through 2013 are currently under examination. There were no material effects on the Company’s accompanying Statutory Statements of Operations as a result of these audits. The Company believes that its recorded income tax liabilities are adequate for all open years.

The Company did not have any operating loss and tax credit carry forwards available for tax purposes. The total income taxes incurred in prior years that will be available for recoupment in the event of future net losses total $0, $29 million and $0, related to the years ended December 31, 2018, 2017 and 2016, respectively.

The Company does not anticipate any significant changes to its total unrecognized tax benefits within the next 12 months.

As discussed in Note 3 – Significant Accounting Policies - Federal Income Taxes, the Company’s federal income tax return is consolidated with New York Life, NYLAZ, NYLIFE LLC, New York Life Enterprises LLC, NYL Investments, and NYL Investors.

At December 31, 2018 and 2017, the Company recorded a current income tax receivable of $118 million and $18 million, respectively, which is included in Other assets in the accompanying Statutory Statements of Financial Position.

At December 31, 2018, the Company had no protective tax deposits on deposit with the IRS under Section 6603 of the IRC.

59

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 17 - CAPITAL AND SURPLUS
Capitalization
The Company has 20,000 shares authorized, with a par value of $10,000 per share with 2,500 shares issued and outstanding. All shares are common stock and are owned by New York Life. The Company has no preferred stock.
Other Surplus Adjustments
Other adjustments, net in the accompanying Statutory Statements of Changes in Surplus at December 31, 2018, 2017 and 2016, principally include the effects of the following (in millions):

	2018	2017	2016
Surplus withdrawn from separate accounts	$48	$44	$41
Changes in surplus relating to separate accounts	(43)	(50)	(38)
Change in liability for reinsurance in unauthorized companies	1	2	(4)
Total	$6	$(4)	$(1)
Nonadmitted Assets
Under statutory accounting rules, a nonadmitted asset is defined as an asset having economic value other than that which can be used to fulfill policyholder obligations, or those assets that are unavailable due to encumbrances or other third-party interests. These assets are not recognized in the accompanying Statutory Statements of Financial Position, and are, therefore, considered nonadmitted. The changes between years in nonadmitted assets are charged or credited directly to surplus.

NOTE 18 - DIVIDENDS TO STOCKHOLDER

The Company is subject to restrictions on the payment of dividends to New York Life. Under the Delaware Insurance Code, cash dividends can be paid only out of that part of the Company’s available and accumulated surplus funds which are derived from realized net operating profits on its business and realized capital gains, and dividends (or other distributions) on capital stock can be declared and paid only out of earned surplus (being an amount equal to the unassigned funds of the Company as set forth in its most recent annual statement submitted to the Delaware Insurance Commissioner (“the Commissioner”), including all or part of the surplus arising from unrealized capital gains or revaluation of assets), except as otherwise approved by the Commissioner (provided that stock dividends may be paid out of any available surplus funds). Furthermore, no extraordinary dividend may be paid until 30 days after the Commissioner has received notice of such declaration and has not disapproved such payment within such 30 day period, or the Commissioner has approved such payment within that 30 day period. Extraordinary dividends are defined as any dividend or distribution or cash or other property, whose fair market value, together with that of other dividends or distributions made within the preceding 12 months, exceeds the greater of (1) 10 percent of the Company’s surplus as regards policyholders as of the preceding December 31 or (2) the net gain from operations of the Company for the 12 month period ending on the preceding December 31 (not including pro rata distributions of any class of the Company’s own securities).

At December 31, 2018, the amount of earned surplus of the Company available for the payment of dividends was $4,633 million. The maximum amount of dividends that may be paid in 2019 without prior notice to or approval of the Delaware Insurance Commissioner is $856 million.

Dividends may be declared by the Board of Directors of the Company from available surplus, as it deems appropriate, on a non-cumulative basis. In 2018, the Company paid $600 million in dividends to its sole stockholder, New York Life. In 2017, the Company paid a $275 million dividend to New York Life. In 2016, the Company did not declare or pay a dividend to New York Life.

60

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 19 - LOAN-BACKED AND STRUCTURED SECURITY IMPAIRMENTS

The following table lists each loan-backed and structured security at a CUSIP level where the present value of cash flows expected to be collected is less than the amortized cost basis during the current year (in thousands):

IMPAIRMENTS TAKEN ON CURRENT HOLDINGS DURING THE CURRENT YEAR
(1)	(2)	(3)	(4)	(5)	(6)	(7)
CUSIP(1,2)	Amortized Cost Before Current Period OTTI	Projected Cash Flows	Current Period Recognized OTTI	Amortized Cost After OTTI	Fair Value	Financial Statement Reporting Period
General Account
02147QAF9	$349	$348	$1	$348	$332	12/31/2018
059469AF3	1,066	1,061	5	1,061	1,055	12/31/2018
05948KP52	511	507	4	507	483	12/31/2018
05951KBA0	776	765	12	765	758	12/31/2018
05953YAA9	4,065	4,045	20	4,045	3,912	12/31/2018
12544TAH7	266	251	15	251	260	12/31/2018
12544VAB5	50	48	1	48	48	12/31/2018
12627HAK6	912	894	18	894	867	12/31/2018
12628KAF9	1,053	1,030	23	1,030	952	12/31/2018
12628LAJ9	238	233	5	233	224	12/31/2018
12629EAD7	1,117	1,108	9	1,108	1,057	12/31/2018
126384AQ9	41	37	3	37	38	12/31/2018
12638PAE9	1,329	1,314	16	1,314	1,286	12/31/2018
12667G6W8	1,111	1,089	22	1,089	1,098	12/31/2018
12669GT50	1	—	1	—	—	12/31/2018
17029RAA9	182	23	159	23	7	12/31/2018
17309BAB3	151	147	4	147	146	12/31/2018
251513AV9	1,879	1,818	61	1,818	1,842	12/31/2018
251513BC0	731	696	35	696	714	12/31/2018
32052MAA9	199	195	4	195	117	12/31/2018
3622E8AC9	3,292	3,067	226	3,067	3,089	12/31/2018
3622ELAG1	349	329	20	329	319	12/31/2018
3622MPAT5	40	39	1	39	39	12/31/2018
36244SAC2	4,804	4,451	353	4,451	4,679	12/31/2018
36244SAF5	2,990	2,769	222	2,769	2,910	12/31/2018
466247ZQ9	549	513	37	513	539	12/31/2018
46625YQX4	2,499	2,246	254	2,246	2,109	12/31/2018
46628BBD1	411	397	13	397	396	12/31/2018
61749EAH0	929	871	58	871	881	12/31/2018
61751DAE4	451	417	34	417	422	12/31/2018
61751JAH4	1,773	1,549	224	1,549	1,715	12/31/2018
61751JAJ0	1,760	1,540	220	1,540	1,715	12/31/2018
61752RAH5	439	430	9	430	430	12/31/2018

61

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 19 - LOAN-BACKED AND STRUCTURED SECURITY IMPAIRMENTS (continued)

IMPAIRMENTS TAKEN ON CURRENT HOLDINGS DURING THE CURRENT YEAR
(1)	(2)	(3)	(4)	(5)	(6)	(7)
CUSIP(1,2)	Amortized Cost Before Current Period OTTI	Projected Cash Flows	Current Period Recognized OTTI	Amortized Cost After OTTI	Fair Value	Financial Statement Reporting Period
61752RAM4	953	917	36	917	923	12/31/2018
76110VSU3	721	699	22	699	646	12/31/2018
81744HAF0	624	594	30	594	595	12/31/2018
86359B5U1	55	50	5	50	54	12/31/2018
86359DNP8	181	170	11	170	180	12/31/2018
93934FCE0	1,127	1,098	29	1,098	1,102	12/31/2018
00764MCQ8	325	324	—	324	324	9/30/2018
05948KH77	748	741	7	741	746	9/30/2018
059515AE6	1,054	1,053	2	1,053	1,024	9/30/2018
12627HAK6	935	932	3	932	914	9/30/2018
12628KAF9	1,087	1,075	12	1,075	1,051	9/30/2018
12628LAJ9	250	242	8	242	229	9/30/2018
12629EAD7	1,149	1,135	14	1,135	1,120	9/30/2018
12638PAE9	1,401	1,364	37	1,364	1,368	9/30/2018
12667G6W8	805	795	10	795	805	9/30/2018
12669GT50	3	1	2	1	—	9/30/2018
15132EFL7	676	604	72	604	653	9/30/2018
17029RAA9	203	142	62	142	136	9/30/2018
225458Y85	1,179	1,097	82	1,097	1,161	9/30/2018
32052MAA9	227	202	24	202	122	9/30/2018
649603AQ0	123	123	—	123	122	9/30/2018
69335QAL7	6,118	5,657	462	5,657	5,774	9/30/2018
69336QAL6	583	540	42	540	551	9/30/2018
76110VSU3	805	781	23	781	731	9/30/2018
059469AF3	1,203	1,139	64	1,139	1,184	6/30/2018
059515AE6	1,137	1,097	40	1,097	1,069	6/30/2018
059515BM7	1	—	1	—	1	6/30/2018
05951FAK0	359	356	3	356	353	6/30/2018
05951KAZ6	101	99	2	99	99	6/30/2018
05951KBA0	589	555	34	555	580	6/30/2018
12498NAD5	1,106	968	138	968	963	6/30/2018
12544TAH7	365	356	8	356	364	6/30/2018
12544VAB5	55	53	1	53	54	6/30/2018
12627HAK6	1,006	971	35	971	971	6/30/2018
12628LAJ9	264	257	6	257	242	6/30/2018
12629EAD7	1,191	1,180	11	1,180	1,189	6/30/2018
12669GT50	15	14	1	14	13	6/30/2018
15132EJH2	413	353	60	353	391	6/30/2018

62

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 19 - LOAN-BACKED AND STRUCTURED SECURITY IMPAIRMENTS (continued)

IMPAIRMENTS TAKEN ON CURRENT HOLDINGS DURING THE CURRENT YEAR
(1)	(2)	(3)	(4)	(5)	(6)	(7)
CUSIP(1,2)	Amortized Cost Before Current Period OTTI	Projected Cash Flows	Current Period Recognized OTTI	Amortized Cost After OTTI	Fair Value	Financial Statement Reporting Period
17029RAA9	373	203	170	203	189	6/30/2018
36185MBN1	9	9	—	9	9	6/30/2018
362375AF4	846	772	73	772	843	6/30/2018
46625YQY2	1,198	—	1,199	—	68	6/30/2018
57643MDW1	95	12	84	12	90	6/30/2018
57643MEU4	4	1	3	1	2	6/30/2018
69335QAL7	6,174	6,153	21	6,153	5,845	6/30/2018
76110VSU3	924	892	32	892	821	6/30/2018
94983PAG3	452	449	3	449	448	6/30/2018
94984FAT6	1,448	1,369	79	1,369	1,441	6/30/2018
94985GBB1	1,285	1,153	131	1,153	1,280	6/30/2018
00011#AA1	1,844	1,844	—	1,844	1,713	3/31/2018
05948KH77	494	493	1	493	494	3/31/2018
05948KP52	629	611	18	611	609	3/31/2018
059515BM7	7	2	5	2	4	3/31/2018
05951KAZ6	110	106	4	106	107	3/31/2018
05951KBA0	1,042	993	49	993	1,023	3/31/2018
1248MBAJ4	4,517	4,455	62	4,455	4,309	3/31/2018
1248MBAL9	1,490	1,468	22	1,468	1,405	3/31/2018
12627HAK6	1,079	1,028	51	1,028	1,006	3/31/2018
12629EAD7	1,288	1,216	72	1,216	1,232	3/31/2018
12638PAE9	1,542	1,451	92	1,451	1,470	3/31/2018
12667GXM0	2,072	2,032	41	2,032	2,038	3/31/2018
12669GJ51	52	41	10	41	52	3/31/2018
12669GT50	42	39	2	39	38	3/31/2018
151314CC3	702	548	155	548	682	3/31/2018
151314DJ7	228	227	—	227	217	3/31/2018
17029RAA9	351	334	17	334	283	3/31/2018
225470S95	794	585	210	585	760	3/31/2018
36185MBN1	182	180	2	180	181	3/31/2018
3622MPAT5	48	47	—	47	48	3/31/2018
45660LHT9	639	588	51	588	606	3/31/2018
46628LBJ6	622	241	380	241	503	3/31/2018
57643MDX9	41	29	12	29	41	3/31/2018
57643MDY7	15	9	6	9	14	3/31/2018
61751DAE4	523	491	32	491	518	3/31/2018
61752RAH5	514	478	36	478	500	3/31/2018
61752RAJ1	1,140	1,059	82	1,059	1,115	3/31/2018

63

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 19 - LOAN-BACKED AND STRUCTURED SECURITY IMPAIRMENTS (continued)

IMPAIRMENTS TAKEN ON CURRENT HOLDINGS DURING THE CURRENT YEAR
(1)	(2)	(3)	(4)	(5)	(6)	(7)
CUSIP(1,2)	Amortized Cost Before Current Period OTTI	Projected Cash Flows	Current Period Recognized OTTI	Amortized Cost After OTTI	Fair Value	Financial Statement Reporting Period
69336RDQ0	721	603	118	603	623	3/31/2018
69337VAE0	2,374	2,018	356	2,018	2,207	3/31/2018
76110VSU3	1,007	1,002	5	1,002	920	3/31/2018
78477AAA5	300	300	—	300	252	3/31/2018
863579XV5	337	323	14	323	299	3/31/2018
93934FEM0	1,202	1,132	70	1,132	1,160	3/31/2018
Subtotal - General Account	XXX	XXX	$7,258	XXX	XXX
Guaranteed Separate Accounts
009451AP0	$2	$2	$—	$2	$2	12/31/2018
02147QAF9	466	464	2	464	442	12/31/2018
059469AF3	177	176	1	176	176	12/31/2018
05951KBA0	45	44	1	44	44	12/31/2018
12544VAB5	20	19	1	19	19	12/31/2018
12627HAK6	160	157	3	157	153	12/31/2018
12628KAF9	137	134	3	134	124	12/31/2018
126384AQ9	40	37	3	37	38	12/31/2018
3622E8AC9	70	65	5	65	66	12/31/2018
3622MPAT5	40	39	1	39	39	12/31/2018
36244SAC2	263	244	20	244	256	12/31/2018
36244SAF5	249	231	19	231	243	12/31/2018
61749EAH0	199	187	13	187	189	12/31/2018
61751DAE4	64	60	5	60	60	12/31/2018
76110VSU3	6	6	—	6	6	12/31/2018
86359B5U1	55	50	5	50	54	12/31/2018
059515AE6	124	124	—	124	120	9/30/2018
12627HAK6	164	164	—	164	161	9/30/2018
12628KAF9	142	140	2	140	137	9/30/2018
76110VSU3	7	7	—	7	6	9/30/2018
009451AP0	6	2	4	2	2	6/30/2018
059469AF3	200	189	11	189	197	6/30/2018
059515AE6	134	129	5	129	126	6/30/2018
05951KBA0	253	237	15	237	249	6/30/2018
12544VAB5	22	21	1	21	22	6/30/2018
12627HAK6	177	171	6	171	171	6/30/2018
76110VSU3	8	8	—	8	7	6/30/2018
94984FAT6	27	25	1	25	27	6/30/2018

64

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 19 - LOAN-BACKED AND STRUCTURED SECURITY IMPAIRMENTS (continued)

IMPAIRMENTS TAKEN ON CURRENT HOLDINGS DURING THE CURRENT YEAR
(1)	(2)	(3)	(4)	(5)	(6)	(7)
CUSIP(1,2)	Amortized Cost Before Current Period OTTI	Projected Cash Flows	Current Period Recognized OTTI	Amortized Cost After OTTI	Fair Value	Financial Statement Reporting Period
05951KBA0	55	52	3	52	54	3/31/2018
1248MBAL9	229	225	3	225	216	3/31/2018
12627HAK6	189	181	8	181	178	3/31/2018
3622MPAT5	48	47	—	47	48	3/31/2018
45660LHT9	852	784	67	784	809	3/31/2018
61751DAE4	75	70	5	70	74	3/31/2018
76110VSU3	9	9	—	9	8	3/31/2018
Subtotal - Guaranteed Separate Accounts	XXX	XXX	$213	XXX	XXX
Grand Total	XXX	XXX	$7,471	XXX	XXX

(1)Only the impaired lots within each CUSIP are included within this table.
(2)CUSIP amounts less than $1 thousand within this table are shown as zero.

NOTE 20 - SUBSEQUENT EVENTS

At March 7, 2019, the date the financial statements were available to be issued, there have been no events occurring subsequent to the close of the Company’s books or accounts for the accompanying statutory financial statements that would have a material effect on the financial condition of the Company.

65

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS

GLOSSARY OF TERMS

Term	Description
ABS	Asset-backed securities
AVR	Asset valuation reserve
CMBS	Commercial mortgage-backed securities
COLI	Corporate owned life insurance
CSAs	Credit support annexes
DRD	Dividends received deduction
DSID (or “statutory accounting practices”)	Delaware State Insurance Department
DTA	Deferred tax asset(s)
DTL	Deferred tax liability(ies)
FHLB	Federal Home Loan Bank
GMAB	Guaranteed minimum accumulation benefit
GMDB	Guaranteed minimum death benefit
IMR	Interest maintenance reserve
INT 18-01	National Association of Insurance Commissioners Interpretation 18-01
IRC	Internal Revenue Code
IRS	Internal Revenue Service
LIHTC	Low-Income Housing Tax Credit
LTV	Loan to value ratio
MCF	Madison Capital Funding LLC
MCF Note Agreement	New York Life note funding agreement with MCF
MODCO	Modified coinsurance
NAIC	National Association of Insurance Commissioners
NAIC SAP	National Association of Insurance Commissioners’ Accounting Practices and Procedures
NAV	Net asset value
NYLARC	New York Life Agents Reinsurance Company
NYLAZ	NYLIFE Insurance Company of Arizona
NYLCC	New York Life Capital Corporation
NYLIFE Distributors	NYLIFE Distributors LLC
NYLIM	New York Life Investment Management LLC
NYL Investments	New York Life Investment Management Holdings LLC
NYL Investors	NYL Investors LLC
NYLIFE Securities	NYLIFE Securities LLC
OTC	Over-the-counter
OTC-cleared	Over-the-counter clearinghouse
OTC-bilateral	Over-the-counter bilateral agreements
OTTI	Other-than-temporary impairment(s)
PBR	Principle-based reserves
RMBS	Residential mortgage-backed securities

66

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS

Term	Description
SSAP	Statement of statutory accounting principle
Taiwan Branch	NYLIAC's former branch operations in Taiwan
Taiwan Corporation	New York Life Insurance Taiwan Corporation
TCJA	Tax Cuts and Jobs Act
TDR	Troubled debt restructuring
U.S. GAAP	Accounting principles generally accepted in the United States of America
UL	Universal life
VA	Variable annuity
VEBA	Voluntary Employees Beneficiary Association Trusts
VUL	Variable universal life
Yuanta	Yuanta Financials Holding Co., Ltd.

67

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
SCHEDULE 1 - SUPPLEMENTAL SCHEDULE OF SELECTED FINANCIAL DATA
At and for the Year Ended December 31, 2018

The following is a summary of certain financial information included in exhibits and schedules in the Annual Statement filed with the Delaware Insurance Department subjected to audit procedures by independent auditors and utilized by actuaries in the determination of reserves.

Investment Income Earned:
U.S. government bonds	$218,869,998
Other bonds (unaffiliated)	3,000,332,624
Bonds of affiliates	92,752,269
Preferred stocks (unaffiliated)	34,621
Preferred stocks of affiliates	—
Common stocks (unaffiliated)	39,857,140
Common stocks of affiliates	—
Mortgage loans	608,633,082
Real estate	4,277,326
Premium notes, policy loans and liens	54,331,946
Cash on hand and on deposit	1,588,475
Short-term investments	25,123,509
Derivative instruments	26,137,370
Other invested assets	70,709,613
Aggregate write-ins for investment income	5,992,161
Gross investment income	$4,148,640,134

Real Estate Owned - Book Value less Encumbrances	$56,576,567

Mortgage Loans - Book Value:
—
Residential mortgages	$24,451,470
Commercial mortgages	13,317,649,189
Mezzanine real estate loans	867,635,686
Total mortgage loans	$14,209,736,345

Mortgage Loans by Standing - Book Value:
Good standing	$14,206,717,793
Good standing with restructured terms	$—
Interest overdue more than 90 days, not in foreclosure	$787,084
Foreclosures in process	$2,231,468

Other Invested Assets - Statement Value	$1,320,214,434

Collateral Loans	$—

68

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 1 - SUPPLEMENTAL SCHEDULE OF SELECTED FINANCIAL DATA (continued)

Bonds and Stocks of Parent, Subsidiaries and Affiliates - Book Value:
Bonds	$1,908,690,804
Preferred stocks	$—
Common stocks	$—

Bonds and Short-Term Investments by Maturity and NAIC Designation:
Bonds by maturity - statement value:
Due within one year or less	$6,504,275,403
Over one year through five years	24,937,401,147
Over five years through 10 years	31,246,868,431
Over 10 years through 20 years	23,031,868,331
Over 20 years	1,180,047,616
Total by maturity	$86,900,460,928

Bonds by NAIC designation - statement value
NAIC 1	$56,268,989,359
NAIC 2	26,215,197,326
NAIC 3	2,456,182,067
NAIC 4	1,724,283,128
NAIC 5	193,356,235
NAIC 6	42,452,813
Total by NAIC designation	$86,900,460,928

Total bonds publicly traded	$54,001,599,071
Total bonds privately placed	$32,898,861,857

Preferred Stocks - Statement Value	$11,881,015

Common Stocks - Market Value	$1,315,476,336

Short-Term Investments - Book Value	$8,378,146

Options, Caps and Floors Owned - Statement Value	$65,467,849

Options, Caps and Floors Written and In-Force - Statement Value	$—

Collar, Swap and Forward Agreements Open - Statement Value	$248,679,483

Future Contracts Open - Current Value	$(24,406)

Cash on Deposit	$(173,244,351.85)

69

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 1 - SUPPLEMENTAL SCHEDULE OF SELECTED FINANCIAL DATA (continued)

Life Insurance In-Force (in thousands):
Industrial	$—
Ordinary	$175,250,618
Credit life	$—
Group life	$8,159,273

Amount of Accidental Death Insurance In-Force Under
Ordinary Policies (in thousands):	$1,150,451

Life Insurance Policies with Disability Provisions In-Force (in thousands):
Industrial	$—
Ordinary	$16,219,253
Credit life	$—
Group life	$—

Supplementary Contracts In-Force:
Ordinary - not involving life contingencies
Amount on deposit	$368,048,512
Income payable	$55,112,866

Ordinary - involving life contingencies
Income payable	$31,512,544

Group - not involving life contingencies
Amount on deposit	$—
Income payable	$—

Group - involving life contingencies
Income payable	$—

Annuities:
Ordinary
Immediate - amount of income payable	$1,464,351,685
Deferred - fully paid account balance	$44,323,486,514
Deferred - not fully paid - account balance	$28,127,830,831

Group
Amount of income payable	$86,837,027
Fully paid account balance	$2,514,251
Not fully paid - account balance	$—

70

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 1 - SUPPLEMENTAL SCHEDULE OF SELECTED FINANCIAL DATA (continued)

Accident and Health Insurance - Premiums In-Force
Ordinary	$—
Group	$—
Credit	$—

Deposit Funds and Dividend Accumulations:
Deposit funds - account balance	$202,101,079
Dividend accumulations - account balance	$—

Claim Payments 2018 (in thousands):
Group accident and health - year ended December 31, 2018
2018	$—
2017	$—
2016	$—
2015	$—
2014	$—
Prior	$—

Other accident and health
2018	$—
2017	$—
2016	$—
2015	$—
2014	$—
Prior	$—

Other coverages that use developmental methods to calculate
claims reserves (in thousands):
2018	$528,192
2017	$485,765
2016	$377,370
2015	$362,968
2014	$293,352
Prior	$39,583

71

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
SCHEDULE 2 - SUMMARY INVESTMENT SCHEDULE
At and for the Year Ended December 31, 2018

	Gross Investment		Admitted Assets as
Investment Categories	Holdings*		Reported in the Annual Statement
	Amount	Percentage	Amount	Securities Lending Reinvested Collateral Amount	Total Amount	Percentage
Bonds:
U.S. Treasury securities	$592,051,950	0.564%	$592,051,950	—	$592,051,950	0.564%
U.S. government agency & corporate obligations (excluding mortgage-backed securities):
Issued by U.S. government agencies	519,202,447	0.494	519,202,447	—	519,202,447	0.494
Issued by U.S. government-sponsored agencies	525,539,588	0.500	525,539,588	—	525,539,588	0.500
Non-U.S. government (including Canada, excluding mortgage-backed securities)	314,446,201	0.299	314,446,201	—	314,446,201	0.299
Securities issued by states, territories, and possessions and political subdivisions in the U.S.:
State, territories and possessions general obligations	—	—	—	—	—	—
Political subdivisions of states, territories and possessions and political subdivisions general obligations	—	—	—	—	—	—
Revenue and assessment obligations	—	—	—	—	—	—
Industrial development and similar obligations	—	—	—	—	—	—
Mortgage-backed securities (including residential and commercial MBS):
Pass-through securities:
Issued or guaranteed by GNMA	3,610,645,378	3.437	3,610,645,378	—	3,610,645,378	3.437
Issued or guaranteed by FNMA and FHLMC	3,318,596,646	3.159	3,318,596,646	—	3,318,596,646	3.159
All other	—	—	—	—	—	—
CMOs and REMICs:
Issued or guaranteed by GNMA, FNMA, FHLMC or VA	8,094,784,277	7.705	8,094,784,277	—	8,094,784,277	7.706
Issued by non-U.S. government issuers and collateralized by mortgage-backed securities issued or guaranteed by agencies shown in line above	—	—	—	—	—	—
All other	7,076,000,054	6.735	7,076,000,054	—	7,076,000,054	6.736
Other debt and other fixed income securities (excluding short-term):
Unaffiliated domestic securities (including credit tenant loans rated by the SVO)	45,566,678,797	43.373	45,566,678,797	—	45,566,678,797	43.380
Unaffiliated foreign securities	13,392,923,881	12.748	13,392,923,881	—	13,392,923,881	12.750
Affiliated securities	1,908,690,804	1.817	1,908,690,804	—	1,908,690,804	1.817

See accompanying notes to financial statements.
72

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 2 - SUMMARY INVESTMENT SCHEDULE (continued)

	Gross Investment		Admitted Assets as
Investment Categories	Holdings*		Reported in the Annual Statement
	Amount	Percentage	Amount	Securities Lending Reinvested Collateral Amount	Total Amount	Percentage
Equity interests:
Investments in mutual funds	432,111,791	0.004	432,111,791	—	432,111,791	0.004
Preferred stocks:
Affiliated	—	—	—	—	—	—
Unaffiliated	11,881,015	0.000	11,881,015	—	11,881,015	—
Publicly traded equity securities (excluding preferred stocks):
Affiliated	—	—	—	—	—	—
Unaffiliated	848,504,407	0.008	848,504,407	—	848,504,407	0.008
Other equity securities:
Affiliated	—	—	—	—	—	—
Unaffiliated	34,860,138	0.000	34,860,138	—	34,860,138	—
Other equity interests including tangible personal property under lease:
Affiliated	—	—	—	—	—	—
Unaffiliated	—	—	—	—	—	—
Mortgage loans:
Construction and land development	186,100,565	0.002	186,100,565		186,100,565	0.002
Agricultural	—	—	—	—	—	—
Single family residential properties	24,451,470	0.000	24,451,470		24,451,470	—
Multifamily residential properties	4,185,755,320	0.040	4,185,755,320		4,185,755,320
Commercial loans	8,945,793,304	0.085	8,945,793,304		8,945,793,304
Mezzanine real estate loans	867,635,686	0.008	867,635,686		867,635,686	0.008
Real estate investments:
Property occupied by company	—	—	—	—	—	—
Property held for production of income	55,673,628	0.001	55,673,628		55,673,628	0.001
Property held for sale	902,938	0.000	902,938		902,938	—
Policy loans	906,429,204	0.009	894,340,573		894,340,573
Derivatives	418,065,726	0.004	418,065,726		418,065,726	0.004
Receivables for securities	1,010,251	0.000	1,010,251		1,010,251	—
Securities lending	—	—	—	XXX	XXX	XXX
Cash, cash equivalents and short-term investments	1,891,328,585	0.018	1,891,328,585		1,891,328,585	0.018
Other invested assets	1,326,813,258	0.013	1,323,414,245		1,323,414,245	0.013
Total invested assets	$105,056,877,309	100.000%	$105,041,389,665	$—	$105,041,389,665	100.000%
* Gross investment holdings as valued in compliance with NAIC Accounting Practices & Procedures Manual.

73

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
SCHEDULE 3 – INVESTMENT RISKS INTERROGATORIES
At and for the Year Ended December 31, 2018

NAIC Group Code: 0826	NAIC Company Code: 91596	EIN: 13-3044743

The Investment Risks Interrogatories are to be filed by April 1. They are also to be included with the Audited Statutory Financial Statements.

Answer the following interrogatories by reporting the applicable U.S. dollar amounts and percentages of the reporting entity’s total admitted assets held in that category of investments.

1.	Reporting entity’s total admitted assets as reported on Page 2 of this annual statement. $114,943,021,028

2.	Ten largest exposures to a single issuer/borrower/investment.

	Description of		Percentage of Total
Issuer	Exposure	Amount	Admitted Assets
New York Life Insurance Company (Madison Capital Funding LLC)	Affiliated Bonds/Limited Partnership	$2,538,521,397	2.2%
Wells Fargo & Company	Bonds/Equity	$1,127,706,471	1.0%
JPMorgan Chase & Co	Bonds/Equity	$831,475,311	0.7%
Morgan Stanley	Bonds	$695,826,172	0.6%
GS Mortgage Securities	Bonds	$592,484,750	0.5%
General Growth Properties, Inc	Mortgage Loans	$576,573,695	0.5%
CitiGroup	Bonds/Equity	$532,705,389	0.5%
Global Logistic Properties	Mortgage Loans	$479,022,581	0.4%
The Macerich Company	Mortgage Loans	$464,600,000	0.4%
Commingled Pension Trust Fund	Mortgage Loans	$434,236,630	0.4%

3.	Amounts and percentages of the reporting entity’s total admitted assets held in bonds and preferred stocks by NAIC rating.

Rating	Bonds	Percentage of Total Admitted Assets	Preferred Stocks		Percentage of Total Admitted Assets
NAIC – 1	$56,268,989,359	49.0%	P/RP - 1	$—	—%
NAIC – 2	$26,215,197,326	22.8%	P/RP - 2	$—	—%
NAIC – 3	$2,456,182,067	2.1%	P/RP - 3	$184,774	—%
NAIC – 4	$1,724,283,127	1.5%	P/RP - 4	$—	—%
NAIC – 5	$193,356,235	0.2%	P/RP - 5	$—	—%
NAIC – 6	$42,452,813	—%	P/RP - 6	$11,696,240	—%

See accompanying notes to financial statements.
74

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 3 – INVESTMENT RISKS INTERROGATORIES (continued)

4.	Assets held in foreign investments:

Are assets held in foreign investments less than 2.5% of the reporting entity’s total admitted assets? Yes [ ] No [X]

If response to 4.01 above is Yes, responses are not required for interrogatories 5-10

Total admitted assets held in foreign investments	$12,332,878,668	10.7%
Foreign-currency-denominated investments	$—	—%
Insurance liabilities denominated in that same foreign currency	$—	—%

5.	Aggregate foreign investment exposure categorized by NAIC sovereign rating:

Countries rated NAIC-1	$12,138,452,533	10.6%
Countries rated NAIC-2	$138,296,675	0.1%
Countries rated NAIC-3 or below	$56,129,460	0.0%

6.	Largest foreign investment exposures by country, categorized by NAIC sovereign rating:

Countries rated NAIC-1:
United Kingdom	$3,514,212,997	3.1%
Cayman Islands	$2,391,198,385	2.1%
Countries rated NAIC-2:
Mexico	$74,224,291	0.1%
Colombia	$26,033,766	0.0%
Countries rated NAIC-3 or below:
Bahamas	$34,872,617	—%
Barbados	$7,207,514	—%

7. Aggregate unhedged foreign currency exposure	$388,669,665	0.3%

8.	Aggregate unhedged foreign currency exposure categorized by the country’s NAIC sovereign rating:

Countries rated NAIC-1:	$375,243,832	0.3%
Countries rated NAIC-2:	$6,208,281	—%
Countries rated NAIC-3 or below:	$7,217,552	—%

75

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 3 – INVESTMENT RISKS INTERROGATORIES (continued)

9.	Largest unhedged foreign currency exposures by country, categorized by the country’s NAIC sovereign rating:

Countries rated NAIC-1:
Australia	$141,146,704	0.1%
Luxembourg	$100,542,163	0.1%
Countries rated NAIC-2:
Italy	$2,691,750	—%
India	$2,510,922	—%
Countries rated NAIC-3 or below:
Brazil	$3,315,373	—%
Turkey	$2,754,707	—%

10.	Ten largest non-sovereign (i.e. non-governmental) foreign issues:

Issuer	NAIC Rating
Smith & Nephew PLC	1	$144,500,000	0.1%
Compass Group PLC	1	$135,000,000	0.1%
STATNETT SF	1	$123,800,000	0.1%
Cooperatieve Rabobank UA	1FE	$114,111,394	0.1%
British Land Company PLC	1	$107,439,667	0.1%
Angel Trains GRP	2	$105,581,424	0.1%
BASF SE	1FE	$104,587,347	0.1%
Anglian Water Group LTD	1FE	$99,383,061	0.1%
Lesaffre	2Z	$97,167,732	0.1%
Intertek Group PLC	2	$96,000,000	0.1%

11.	Amounts and percentages of the reporting entity’s total admitted assets held in Canadian investments and unhedged Canadian currency exposure.

Are assets held in Canadian investments less than 2.5% of the reporting entity’s total admitted assets? Yes [X] No [ ]

If response to 11.01 is Yes, detail is not required for the remainder of Interrogatory 11

12.	Report aggregate amounts and percentages of the reporting entity’s total admitted assets held in investments with contractual sales restrictions.

Are assets held in investments with contractual sales restrictions less than 2.5% of the reporting entity’s total admitted assets? Yes[X] No[ ]

If response to 12.01 is Yes, responses are not required for the remainder of Interrogatory 12

13.	Amounts and percentages of admitted assets held in the ten largest equity interests:

Are assets held in equity interest less than 2.5% of the reporting entity’s total admitted assets?
Yes [X] No []

If response to 13.01 above is Yes, responses are not required for the remainder of Interrogatory 13

76

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 3 – INVESTMENT RISKS INTERROGATORIES (continued)

14. Amounts and percentages of the reporting entity’s total admitted assets held in nonaffiliated, privately placed equities:

Are assets held in nonaffiliated, privately placed equities less than 2.5% of the reporting entity’s total admitted assets? Yes [X] No [ ]

If response to 14.01 above is Yes responses are not required for the remainder of Interrogatory 14

15. Amounts and percentages of the reporting entity’s total admitted assets held in general partnership interests:

Are assets held in general partnership interests less than 2.5% of the reporting entity’s total admitted assets? Yes [X] No [ ]

If response to 15.01 above is Yes responses are not required for the remainder of Interrogatory 15

16. Amounts and percentages of the reporting entity’s total admitted assets held in mortgage loans:

Are mortgage loans reported in Schedule B less than 2.5% of the reporting entity’s total admitted assets? Yes [ ] No [X]

If response to 16.01 above is Yes, responses are not required for the remainder of Interrogatory 16 and Interrogatory 17

Type ( Residential, Commercial, Agricultural)
Commercial	$405,500,000	0.4%
Commercial	$282,488,495	0.2%
Commercial	$196,534,087	0.2%
Commercial	$189,304,732	0.2%
Commercial	$186,944,540	0.2%
Commercial	$155,699,999	0.1%
Commercial	$155,242,420	0.1%
Commercial	$150,032,864	0.1%
Commercial	$145,428,179	0.1%
Commercial	$143,466,702	0.1%

Amount and percentage of the reporting entity’s total admitted assets held in the following categories of mortgage loans:

Construction loans	$181,184,440	0.2%
Mortgage loans over 90 days past due	$787,084	—%
Mortgage loans in the process of foreclosure	$2,231,468	—%
Mortgage loans foreclosed	$862,138	—%
Restructured mortgage loans	$—	—%

77

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 3 – INVESTMENT RISKS INTERROGATORIES (continued)

17.	Aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisal as of the annual statement date:

Loan-to-Value	Residential		Commercial		Agricultural
above 95%	$0	—%	$—	—%	$—	—%
91% to 95%	$—	—%	$—	—%	$—	—%
81% to 90%	$0	—%	$42,630,189	—%	$—	—%
71% to 80%	$3,375,187	—%	$616,497,243	0.5%	$—	—%
Below 70%	$21,076,282	—%	$13,526,157,444	11.8%	$—	—%

18. Amounts and percentages of the reporting entity’s total admitted assets held in each of the five largest investments in real estate:

Are assets held in real estate reported less than 2.5% of the reporting entity’s total admitted assets
Yes [X] No [ ]

If response to 18.01 above is Yes, responses are not required for the remainder of Interrogatory 18

19. Report aggregate amounts and percentages of the reporting entity’s total admitted assets held in investments held in mezzanine real estate loans:

Are assets held in investment held in mezzanine real estate loans less than 2.5% of the reporting entity’s total admitted assets Yes [X] No [ ]

If response to 19.01 above is Yes, responses are not required for the remainder of Interrogatory 19

20.	Amounts and percentages of the reporting entity’s total admitted assets subject to the following types of agreements:

			At End of Each Quarter
	At Year End		1st Qtr	2nd Qtr	3rd Qtr
Securities lending agreements (do not include assets held as collateral for such transactions)	$684,509,382	0.6%	$659,099,831	$662,687,601	$664,207,601
Repurchase agreements	$—	0.0%	$—	$—	$—
Reverse repurchase agreements	$220,102,000	0.2%	$210,442,000	$224,600,000	$219,840,000
Dollar repurchase agreements	$—	0.0%	$—	$—	$—
Dollar reverse repurchase agreements	$—	0.0%	$—	$—	$—

21.	Amounts and percentages of the reporting entity’s total admitted assets for warrants not attached to other financial instruments, options, caps, and floors:

	Owned		Written

Hedging	$65,467,849	0.1%	$—	—%
Income generation	$—	—%	$—	—%
Other	$—	—%	$—	—%

78

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 3 – INVESTMENT RISKS INTERROGATORIES (continued)

22.	Amounts and percentages of the reporting entity’s total admitted assets of potential exposure for collars, swaps, and forwards:

At End of Each Quarter
	At Year End		1st Qtr	2nd Qtr	3rd Qtr

Hedging	$85,863,678	0.1%	$88,608,627	$88,964,748	$89,053,692
Income generation	$—	—%	$—	$—	$—
Replications	$—	—%	$—	$—	$—
Other	$—	—%	$—	$—	$—

23.	Amounts and percentages of the reporting entity’s total admitted assets of potential exposure for futures contracts:

At End of Each Quarter
	At Year End		1st Qtr	2nd Qtr	3rd Qtr

Hedging	$198,281	—%	$174,372	$184,220	$187,605
Income generation	$—	—%	$—	$—	$—
Replications	$—	—%	$—	$—	$—
Other	$—	—%	$—	$—	$—

79

PART C. OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

a. Financial Statements.

All required financial statements are included in Part B of this Registration Statement.

b. Exhibits.

(1)	Resolution of the Board of Directors of New York Life Insurance and Annuity Corporation (“NYLIAC”) authorizing establishment of the Separate Account - Previously filed as Exhibit (1) to Registrant’s initial Registration Statement, re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (1) to Registrant’s Post-Effective Amendment No. 6 on Form N-4, and incorporated herein by reference.

(2)	Not applicable.

(3)(a)	Distribution Agreement between NYLIFE Securities, Inc. and NYLIAC - Previously filed as Exhibit (3)(a) to Post-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC MFA Separate Account-I (File No. 2-86084), re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (3)(a) to Post-Effective Amendment No. 4 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 033-64410), filed 4/25/97 and incorporated herein by reference.

(3)(b)	Distribution Agreement between NYLIFE Distributors, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit 3(b) to Post-Effective Amendment No. 5 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 033-53342), filed on 4/17/96 and incorporated herein by reference.

(3)(c)	Distribution and Underwriting Agreement, dated April 27, 2006, between New York Life Insurance and Annuity Corporation and NYLIFE Distributors LLC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit(c)(3) to Post-Effective Amendment No. 16 on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-48300), filed 8/15/06 and incorporated herein by reference.

(3)(c)(1)	Form of Amendment to Distribution and Underwriting Agreement between New York Life Insurance and Annuity Corporation and NYLIFE Distributors LLC, dated March 6, 2015 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (3)(g)(1) to Post-Effective Amendment No. 38 to the registration statement on Form N-4 for NYLIAC MFA Separate Account-I (File No. 002-86083), filed 4/14/2015 and incorporated herein by reference.

(4)	Specimen Policy - Previously filed as Exhibit (4) to Registrant’s initial Registration Statement, re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (4) to Registrant’s Post-Effective Amendment No. 6 on Form N-4, and incorporated herein by reference.

(5)	Form of application for a Policy - Previously filed as Exhibit (5) to Registrant’s initial Registration Statement, re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (5) to Registrant’s Post-Effective Amendment No. 6 on Form N-4, and incorporated herein by reference.

(5)(a)	Form of Application for LifeStages Deferred Variable Annuities (204-593) - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (5)(e) to Post-Effective Amendment No. 3 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - IV (File No. 333-106806), filed 8/26/04 and incorporated herein by reference.

(6)(a)	Certificate of Incorporation of NYLIAC - Previously filed as Exhibit (6)(a) to the registration statement on Form S-6 for NYLIAC MFA Separate Account-I (File No. 002-86083), re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (6)(a) to the initial registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 7/3/96 and incorporated herein by reference.

(6)(a)(1)	Amended and Restated Certificate of Incorporation of NYLIAC (executed May 1, 2009) - Previously filed as Exhibit (6)(a)(1) to the registration statement on Form N-4 for the NYLIAC MFA Separate Account - I (File No. 2-86083), filed 4/11/13 and incorporated herein by reference.

(6)(b)(1)	By-Laws of NYLIAC - Previously filed as Exhibit (6)(b) to the registration statement on Form S-6 for NYLIAC MFA Separate Account-I (File No. 002-86083), re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (6)(b) to the initial registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 7/3/96 and incorporated herein by reference.

(6)(b)(2)	Amendments to By-Laws of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (6)(b) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-39157), filed 4/3/98 and incorporated herein by reference.

(6)(b)(3)	Amended and Restated By-Laws of NYLIAC (effective May 1, 2009) - Previously filed as Exhibit (6)(b)(3) to the registration statement on Form N-4 for the NYLIAC MFA Separate Account - I (File No. 2-86083), filed 4/11/13 and incorporated herein by reference.

(7)	Not applicable.

(8)(a)	Stock Sale Agreement between NYLIAC and MainStay VP Series Fund, Inc. (formerly New York Life MFA Series Fund, Inc.) - Previously filed as Exhibit (8)(a) to Pre-Effective Amendment No. 1 to the registration statement on Form N-1A for New York Life MFA Series Fund, Inc. (File No. 002-86082), re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(a) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 1/2/97 and incorporated herein by reference.

(8)(b)	Participation Agreement among Acacia Capital Corporation, Calvert Asset Management Company, Inc. and NYLIAC, as amended - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(1) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 1/2/97 and incorporated herein by reference.

(8)(c)	Participation Agreement among The Alger American Fund, Fred Alger and Company, Incorporated and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(2) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 1/2/97 and incorporated herein by reference.

(8)(d)	Participation Agreement between Janus Aspen Series and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(3) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 1/2/97 and incorporated herein by reference.

(8)(e)	Participation Agreement among Morgan Stanley Universal Funds, Inc., Morgan Stanley Asset Management Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(4) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 1/2/97 and incorporated herein by reference.

(8)(f)	Amended and Restated Participation Agreement among Variable Insurance Products Funds, Fidelity Distributors Corporation and NYLIAC, as amended, dated November 23, 2009 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(f) to Post-Effective Amendment No. 24 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 033-53342), filed 4/13/10 and incorporated herein by reference.

(8)(g)	Form of Participation Agreement among T. Rowe Price Equity Series, Inc., T. Rowe Price Associates, Inc. and NYLIAC - Previously filed as Exhibit 8(h) to Registrant’s Post-Effective Amendment No. 8 on Form N-4, and incorporated herein by reference.

(8)(h)	Form of Participation Agreement among Van Eck Worldwide Insurance Trust, Van Eck Associates Corporation and NYLIAC - Previously filed as Exhibit 8(i)to Registrant’s Post-Effective Amendment No. 8 on Form N-4, and incorporated herein by reference.

(8)(i)	Form of Participation Agreement among MFS Variable Insurance Trust, Massachusetts Financial Services Company and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(j) to Post-Effective Amendment No. 7 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 033-53342), filed 4/16/98 and incorporated herein by reference.

(8)(j)	Form of Participation Agreement among Dreyfus Investment Portfolios. The Dreyfus Corporation, Dreyfus Service Corporation and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(r) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-57210), filed 6/4/01 and incorporated herein by reference.

(8)(k)	Form of Substitution Agreement among NYLIAC, MainStay Management LLC, and New York Life Investment Management LLC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(s) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-57210), filed 6/4/01 and incorporated herein by reference.

(8)(l)	Amendment dated September 27, 2002 to Stock Sale Agreement dated June 4, 1993 between NYLIAC and MainStay VP Series Fund, Inc. - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(m) to Post-Effective Amendment No. 18 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 033-87382), filed 4/9/03 and incorporated herein by reference.

(8)(m)	Form of Participation Agreement among Neuberger Berman Advisors Management Trust, Neuberger Berman Management Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(q) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life-Separate Account-I (File No. 333-57210), filed 6/4/01 and incorporated herein by reference.

(8)(n)	Form of Distribution and Administrative Services Agreement, Class S Shares, between Neuberger Berman Management, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(w) to Post-Effective Amendment No. 19 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 033-87382), file 5/14/03 and incorporated herein by reference.

(8)(o)	Form of Participation Agreement among Victory Variable Insurance Funds, BISYS Fund Services Limited Partnership, Victory Capital Management, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(p) to Post-Effective Amendment No. 16 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - I (File No. 033-53342), filed 4/5/04 and incorporated herein by reference.

(8)(p)	Form of Distribution and Service Agreement, Class A Shares, between BISYS Fund Services Limited Partnership and NYLIFE Securities Inc. - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(q) to Post-Effective Amendment No. 16 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - I (File No. 033-53342), filed 4/5/04 and incorporated herein by reference.

(8)(q)	Form of Participation Agreement among Liberty Variable Investment Trust, Columbia Funds Distributor, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(a)(a) to Post-Effective Amendment No. 4 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - IV (File No. 333-106806), filed 10/25/04 and incorporated herein by reference.

(8)(r)	Form of Participation agreement among Royce Capital Fund, Royce & Associates, LLC and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (h)(19) to Post-Effective Amendment No. 10 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account - I (File No. 333-48300), filed 6/24/04 and incorporated herein by reference.

(8)(s)	Administrative Services Letter of Agreement between Columbia Funds Distributor, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 231.102(e) as Exhibit (8)(t) to Post-Effective Amendment No. 18 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 033-53342), filed 4/12/05 and incorporated herein by reference.

(8)(t)	Agreement between Royce & Associates, LLC and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 231.102(e) as Exhibit (8)(u) to Post-Effective Amendment No. 18 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 033-53342), filed 4/12/05 and incorporated herein by reference.

(8)(u)	Form of Administrative and Shareholder Services Letter of Agreement dated 1/15/98 between Van Eck Worldwide Insurance Trust and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(9) to Post-Effective Amendment No. 11 to the registration statement on Form N-4 for NYLIAC Variable Universal Life Separate Account - I (File No. 333-79309), filed 9/13/05 and incorporated herein by reference.

(8)(v)	Administrative Services Agreement between New York Life Investment Management LLC and NYLIAC dated 1/1/05 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(w) to Post-Effective Amendment No. 20 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 033-53342), filed 4/10/06 and incorporated herein by reference.

(8)(w)	12b-1 Plan Services Agreement for the Service Class Shares of MainStay VP Series Fund, Inc. between NYLIFE Distributors LLC and NYLIAC dated 12/22/05 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(x) to Post-Effective Amendment No. 20 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 033-53342), filed 4/10/06 and incorporated herein by reference.

(8)(x)	Participation Agreement among New York Life Insurance and Annuity Corporation, MainStay VP Series Fund, Inc., and New York Life Investment Management LLC dated 10/7/04 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(y) to Post-Effective Amendment No. 20 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account I (File No. 033-53342), filed 4/10/06 and incorporated herein by reference.

(8)(y)	Form of Participation Agreement among NYLIAC, PIMCO Variable Insurance Trust and PIMCO Advisors Distributors LLC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) ad Exhibit (h)(17) to Post-Effective Amendment No. 9 to the registration statement on Form N-6 for NYLIAC, Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-48300), filed 4/14/04 and incorporated herein by reference.

(8)(z)	Form of PIMCO Services Agreement For Advisor Class Shares of PIMCO Variable Insurance Trust, dated as of January 14, 2010, between NYLIAC and Pacific Investment Management Company LLC- Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(z) to Post-Effective Amendment No. 24 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 033-53342), filed 4/13/10 and incorporated herein by reference.

(8)(a)(a)	Form of Administrative Services Agreement, dated March 25, 2011, and effective as of May 1, 2011, between Blackrock Advisors, LLC and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) and Exhibit (8)(a)(a) to Post-Effective Amendment No. 25 to the registration statement on Form N-4 for NYLIAC, Variable Annuity Separate Account - I (File No. 033-53342), filed 4/14/11 and incorporated herein by reference.

(8)(b)(b)	Form of Fund Participation Agreement, dated March 25, 2011, and effective as of May 1, 2011, between Blackrock Variable Series Funds, Inc., Blackrock Investments, LLC, and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) and Exhibit (8)(b)(b) to Post-Effective Amendment No. 25 to the registration statement on Form N-4 for NYLIAC, Variable Annuity Separate Account - I (File No. 033-53342), filed 4/14/11 and incorporated herein by reference.

(8)(c)(c)	Amended and Restated Administrative Services Agreement between New York Life Investment Management LLC and NYLIAC, dated February 17, 2012 - Previously filed in accordance with Regulation S-T 17 CFR 232.102(e) as Exhibit (8)(c)(c) to Post-Effective Amendment No. 26 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - I (File No. 033-53342), filed 4/11/12 and incorporated herein by reference.

(8)(d)(d)	Amended and Restated 12b-1 Plan Services Agreement for the Service Class Shares of the MainStay VP Funds Trust between NYLIFE Distributors LLC and NYLIAC, dated April 29, 2011 - Previously filed in accordance with Regulation S-T 17 CFR 232.102(e) as Exhibit 8 (8)(d)(d) to Post-Effective Amendment No. 26 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - I (File No. 033-53342), filed 4/11/12 and incorporated herein by reference.

(8)(e)(e)	Form of PIMCO Services Agreement for Advisor Class Shares of PIMCO Variable Insurance Trust, dated February 25, 2014, and effective May 1, 2014, between Pacific Investment Management Company LLC and New York Life Insurance and Annuity Corporation – Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit 8(e)(e) to Post-Effective Amendment No. 28 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account – I (File No. 033-53342), filed 4/11/14 and incorporated herein by reference.

(8)(f)(f)	Form of Selling Agreement for Advisor Class Shares of PIMCO Variable Insurance Trust, dated February 25, 2014, between PIMCO Investments LLC and New York Life Insurance and Annuity Corporation – Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit 8(f)(f) to Post-Effective Amendment No. 28 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account – I (File No. 033-53342), filed 4/11/14 and incorporated herein by reference.

(8)(g)(g)	Form of Participation Agreement among Columbia Funds Variable Series Trust II, Columbia Management Investment Distributors, Inc. and New York Life Insurance and Annuity Corporation, dated March 1, 2015 – Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(g)(g) to Post-Effective Amendment No. 29 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 033-53342), filed 4/14/2015 and incorporated herein by reference.

(8)(h)(h)	Form of Participation Agreement, dated May 1, 2007, among New York Life Insurance and Annuity Corporation, Deutsche Variable Series I (formerly, DWS Variable Series I), Deutsche Variable Series II (formerly, DWS Variable Series II), Deutsche Investments VIT Funds (formerly, DWS Investments VIT Funds), DeAWM Distributors, Inc. (formerly, DWS Investments Distributors, Inc.) and Deutsche Investment Management Americas Inc. Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (h)(27) to Post-Effective Amendment No. 17 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account - I (File No. 333-48300), filed 4/18/07 and incorporated herein by reference.

(8)(i)(i)	Administrative Services Letter of Agreement, dated May 1, 2007, between Deutsche Investment Management Americas Inc. and New York Life Insurance and Annuity Corporation. Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(14) to Pre-Effective Amendment No. 1 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-147707), filed 4/14/08 and incorporated herein by reference.

(8)(j)(j)	Form of Participation Agreement among Legg Mason Investor Services, LLC and New York Life Insurance and Annuity Corporation - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(j)(j) to Post-Effective Amendment No.31 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 033-53342), filed 4/11/17 and incorporated herein by reference.

(8)(k)(k)	Form of Administrative Services Agreement among Legg Mason Investor Services, LLC and New York Life Insurance and Annuity Corporation Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(k)(k) to Post-Effective Amendment No.31 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 033-53342), filed 4/11/17 and incorporated herein by reference.

(8)(l)(l)	Form of Participation Agreement by and among AIM Variable Insurance Funds, AIM Distributors, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (h)(22) to Post-Effective Amendment No. 13 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-48300), filed 9/15/05 and incorporated herein by reference.

(8)(m)(m)	Form of Participation Agreement, dated August 14, 2006, among New York Life Insurance and Annuity Corporation, American Funds Insurance Series and Capital Research and Management Company - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (h)(24) to Post Effective Amendment No. 16 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-48300), filed 8/15/06 and incorporated herein by reference.

(8)(n)(n)	Form of Fund Participation Agreement, dated August 14, 2006, among New York Life Insurance and Annuity Corporation, Delaware VIP Trust, Delaware Management Company, and Delaware Distributors, L.P. - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (h)(25) to Post-Effective Amendment No. 16 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-48300), filed 8/15/06 and incorporated herein by reference.

(9)	Opinion and Consent of Thomas F. English, Esq. Filed herewith.

(10)(a)	Consent of PricewaterhouseCoopers LLP. Filed herewith.

(10)(b)	Powers of Attorney. Filed herewith.

(11)	Not applicable.

(12)	Not applicable.

(13)	Schedule of Computations - previously filed as Exhibit 13 to Registrant’s Post-Effective Amendment No. 8 on Form N-4 and incorporated herein by reference.

ITEM 25.	DIRECTORS AND OFFICERS OF THE DEPOSITOR

The principal business address of each director and officer of NYLIAC is 51 Madison Avenue, New York, NY 10010.

Name:	Title:
Mathas, Theodore A.	Chairman of the Board, President & Chief Executive Officer
Ashe, Christopher T.	Director & Senior Vice President
Bedard, David G.	Director & Senior Vice President
Cook, Alexander I. M.	Director & Senior Vice President
Fleurant, John T.	Director, Executive Vice President & Chief Financial Officer
Gardner, Robert M.	Director, Senior Vice President & Controller
Grove, Matthew M.	Director & Executive Vice President
Harte, Francis Michael	Director & Senior Vice President
Hendry, Thomas A.	Director, Senior Vice President & Treasurer
Huang, Dylan W.	Director, Senior Vice President & Actuary
Madgett, Mark J.	Director, Senior Vice President & Head of Agency
Miller, Amy	Director
Seter, Arthur H.	Director, Senior Vice President & Chief Investment Officer
Steinberg, Joel M.	Director, Senior Vice President, Chief Risk Officer & Chief Actuary
Wion, Matthew D.	Director & Senior Vice President
DeSanto, Craig L.	Executive Vice President
Malloy, Anthony R.	Executive Vice President
Afshar, Pedram	Senior Vice President
Badler, Sara L.	Senior Vice President
Berlin, Scott L.	Senior Vice President
Castellani, David J.	Senior Vice President
Del Secolo, Michael	Senior Vice President
Desiderato, Donald M.	Senior Vice President
DiMella, Robert A.	Senior Vice President
English, Thomas F.	Senior Vice President & Chief Legal Officer
Karmen, Robert	Senior Vice President & Legal Officer
Lenz, Scott L.	Senior Vice President & Chief Tax Counsel
Loffredo, John M.	Senior Vice President
McDermott, Gail A.	Senior Vice President
McInerney, Barbara J.	Senior Vice President & Chief Compliance Officer
Miccuci, Alison H.	Senior Vice President
Ok, Francis J.	Senior Vice President
Phlegar, Jeffrey S.	Senior Vice President
Ramasamy, Neal S.	Senior Vice President & Chief Technology Officer
Roberts, Dan C.	Senior Vice President
Rocchi, Gerard A.	Senior Vice President
Schwartz, Richard C.	Senior Vice President
Talgo, Mark W.	Senior Vice President
Virendra, Sonali	Senior Vice President
Yoon, Jae	Senior Vice President
Anderson, Erik A.	Vice President & Actuary
Ascione, Mitchell P.	Vice President
Bain, Karen A.	Vice President - Tax
Ball, Aaron C.	Vice President
Begliotti, Jeffrey	Vice President & Actuary
Behrens, Dawn	Vice President
Bredikis, Scott	Vice President
Brill, Elizabeth	Vice President & Actuary
Caminiti, Philip E.	Vice President
Carbone, Jeanne M.	Vice President & Actuary
Casanova, Ramon A.	Vice President & Actuary
Chen, Roger	Vice President
Cherpelis, George S.	Vice President
Cirella, Margaret M.	Vice President
Cristallo, James J.	Vice President & Actuary
Cruz, Jeanne M.	Vice President
DeToro, Karen J.	Vice President & Actuary
Dial, Robert H.	Vice President
Diaz, Mayra L.	Vice President
DiRago, John C.	Vice President
Donohue, Robert	Vice President & Assistant Treasurer
Dubrow, Michael G.	Vice President
Feinstein, Jonathan	Vice President
Ferguson, Robert E.	Vice President
Fitzgerald, Edward J.	Vice President
Fong, Michael	Vice President & Actuary
Frawley, Stephanie A.	Vice President
Furlong, Brian	Vice President
Gangemi, Thomas J.	Vice President & Chief Underwriter
Goldstein, Ross M.	Vice President
Hallahan, Mary T.	Vice President & Assistant Treasurer
Hamlen, Renee	Vice President
Hamrick, Jane L.	Vice President & Actuary
Han, Wen Wei	Vice President & Actuary
Hanley, Dale A.	Vice President
Heller, Thomas S.	Vice President
Hoffman, Eric S.	Vice President
Hoffman, Glenn	Vice President
Hynes, Robert J.	Vice President
Kary, Jason	Vice President
Khalil, Saad A.	Vice President & Assistant Treasurer
Kim, Terry	Vice President
Koltisko, Joseph D.	Vice President
Kraus, Linda M.	Vice President
Kravitz, Jodi L.	Vice President & Actuary
Kuan, Melissa	Vice President
Kuhl, Amanda L.	Vice President & Actuary
Lamarque, Natalie	Vice President
Larkin, Colleen E.	Vice President & Assistant Secretary
Leber, Richard B.	Vice President, Legal Officer & Assistant Secretary
Lynn, Eric J.	Vice President & Actuary
Marinaccio, Ralph S.	Vice President
McGinnis, Timothy M.	Vice President
McNamara, Stephen J.	Vice President & Actuary
Melka, Frank David	Vice President
Millay, Edward P.	Vice President
Mitchinson, Tod	Vice President & Chief Information Security Officer
Mosquera, Jaime	Vice President & Actuary
Murphy, Marijo F.	Vice President
Pasyanos, Nicholas	Vice President & Actuary
Pecorino, Paul	Vice President
Perry, Valerie L.	Vice President - Underwriting
Petty, William	Vice President
Pizzute, Robert J.	Vice President
Quartararo, Paul	Vice President & Chief Medical Director
Roy, Ari	Vice President
Rubin, Janis C.	Vice President
Rzad, Amaury J.	Vice President
Seewald, Scott R.	Vice President
Sell, David S.	Vice President
Shannon, Joseph J.	Vice President
Sherman, Nancy G.	Vice President
Silber, Irwin	Vice President & Actuary
Suh, Hannah L.	Vice President & Actuary
Suryapranata, Monica	Vice President
Tai, Ka Luk Stanley	Vice President
Tate, William P.	Vice President
Taylor, Todd	Vice President & Actuary
Tillotson, Sandra G.	Vice President & Legal Officer
Verastegui, Victor A.	Vice President
Walsh, Richard M.	Vice President
Walsh, Simon	Vice President
Webster, Gregory H.	Vice President
Weinstein, Scott W.	Vice President
Whites, Charles A.	Vice President & Legal Officer
Wildin, Michellen	Vice President
Williams, Matthew	Vice President
Yashnyk, Michael A.	Vice President
Zeng, Paul	Vice President & Actuary
Meade, Colleen A.	Secretary

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT

The Depositor, NYLIAC, is a wholly-owned subsidiary of New York Life Insurance Company (“New York Life”). The Registrant is a segregated asset account of NYLIAC. The following chart indicates persons presumed to be controlled by New York Life(+), unless otherwise indicated. Subsidiaries of other subsidiaries are indented accordingly, and ownership is 100% unless otherwise indicated.

Name	Jurisdiction of Organization	Percent of Voting Securities Owned
The MainStay Funds(*)(†)	Massachusetts
MainStay VP Funds Trust(*)(†)	Delaware
MainStay Funds Trust	Delaware
NYL Investors LLC	(Delaware)
NYL Investors (U.K.) Limited	(United Kingdom)
NYL Investors REIT Manager LLC	(Delaware)
NYLIM Holdings NCVAD GP, LLC	(Delaware)
McMorgan Northern California Value Add/Development Fund I, LP	(Delaware)	(50%)
MNCVAD-IND Greenwood CA LLC	(Delaware)
MNCVAD-IND Norris Canyon CA LLC	(Delaware)
MNCVAD-CP Norris Canyon LLC	(Delaware)	(94%)
MNCVAD-IND Petaluma CA LLC	(Delaware)
MNCVAD-OFC 2665 NORTH FIRST CA LLC	(Delaware)
MNCVAD-SEAGATE 2665 NORTH FIRST LLC	(Delaware)	(90%)
MNCVAD-OFC Bridgepointe CA LLC	(Delaware)
MNCVAD-OFC RIDDER PARK CA LLC	(Delaware)
MNCVAD-GRAYMARK RIDDER	(Delaware)	(97.50%)
MNCVAD-OFC ONE BAY CA LLC	(Delaware)
MNCVAD-HARVEST ONE BAY LLC	(Delaware)	(95%)
MNCVAD-IND RICHMOND CA LLC	(Delaware)
NYL Investors NCVAD II GP, LLC	(Delaware)
McMorgan Northern California Value Add/Development Fund II, LP	(Delaware)	(50%)
MNCVAD II-MF HENLEY CA LLC	(Delaware)
MNCVAD II-SP HENLEY JV LLC	(Delaware)	(90%)
MNCVAD II-SP HENLEY OWNER	(Delaware)
MNCVAD II-OFC 770 L Street CA LLC	(Delaware)
MSVEF GP LLC	(Delaware)
MSVEF Investor LLC	(Delaware)
MSVEF Feeder LP	(Delaware)	(55.56%)
MSVEF REIT LLC	(Delaware)	(55.56%)
Madison Square Value Enhancement Fund LP	(Delaware)	(51%)
MSVEF-MF Evanston GP LLC	(Delaware)	(51%)
MSVEF-MF Evanston IL LP	(Delaware)	(51%)
Madison Core Property Fund LLC	(Delaware)	(NYL Investors is Non Member Manager 0.00%)[8]
MIREF 1500 Quail, LLC	(Delaware)
MIREF Mill Creek, LLC	(Delaware)
MIREF Gateway, LLC	(Delaware)
MIREF Delta Court, LLC	(Delaware)
MIREF Fremont Distribution Center, LLC	(Delaware)
MIREF Century, LLC	(Delaware)
MIREF Saddle River LLC	(Delaware)
MIREF Newpoint Commons, LLC	(Delaware)
MIREF Northsight, LLC	(Delaware)
MIREF Riverside, LLC	(Delaware)
MIREF Corporate Woods, LLC	(Delaware)
MIREF Bedminster, LLC	(Delaware)
MIREF Barton’s Creek, LLC	(Delaware)
Barton’s Lodge Apartments, LLC	(Delaware)	(90%)
MIREF Marketpointe, LLC	(Delaware)
MIREF 101 East Crossroads, LLC	(Delaware)
101 East Crossroads, LLC	(Delaware)
MIREF Chain Bridge, LLC	(Delaware)
1991 Chain Bridge Road, LLC	(Delaware)
MIREF Hawthorne, LLC	(Delaware)
MIREF Auburn 277, LLC	(Delaware)
MIREF Sumner North, LLC	(Delaware)
MIREF Wellington, LLC	(Delaware)
MIREF Warner Center, LLC	(Delaware)
MADISON-IND Valley Business Park CA LLC	(Delaware)
MADISON-MF Duluth GA LLC	(Delaware)
MADISON-OFC Centerstone I CA LLC	(Delaware)
MADISON-OFC Centerstone III CA LLC	(Delaware)
MADISON-MOB Centerstone IV CA LLC	(Delaware)
MADISON-OFC Centerpoint Plaza CA LLC	(Delaware)
MADISON-IND Logistics NC LLC	(Delaware)
MCPF-LRC Logistics LLC	(Delaware)	(90%)
MADISON-MF Desert Mirage AZ LLC	(Delaware)
MADISON-OFC One Main Place OR LLC	(Delaware)
MADISON-IND Fenton MO LLC	(Delaware)
MADISON-IND Hitzert Roadway MO LLC	(Delaware)
MADISON-MF Hoyt OR LLC	(Delaware)
MADISON-RTL Clifton Heights PA LLC	(Delaware)
MADISON-IND Locust CA LLC	(Delaware)
MADISON-OFC Weston Pointe FL LLC	(Delaware)
MADISON-MF Henderson NV LLC	(Delaware)
MCPF-SP Henderson LLC	(Delaware)	(90%)
MADISON-SP Henderson LLC	(Delaware)	(90%)
MADISON-IND VISTA LOGISTICS OR LLC	(Delaware)
MADISON-SPECHT VISTA LOGISTICS LLC	(Delaware)	(95%)
MADISON-MF MCCADDEN CA LLC	(Delaware)
MADISON-OFC 1201 WEST IL LLC	(Delaware)
MADISON-MCCAFFERY 1201 WEST IL LLC	(Delaware)	(92.5%)
MADISON-MF CRESTONE AZ LLC	(Delaware)
NYL Real Assets LLC	(Delaware)
NYL Emerging Manager LLC	(Delaware)
NYL Wind Investments LLC	(Delaware)
NYLIFE Insurance Company of Arizona	(Arizona)
NYLIC HKP Member LLC	(Delaware)	(NYLIC: 67.974%; NYLIAC 32.026%)
New York Life Insurance and Annuity Corporation	(Delaware)
New York Life Enterprises LLC	(Delaware)
SEAF Sichuan SME Investment Fund LLC	(Delaware)	(39.98%)
New York Life International Holdings Limited	(Mauritius)	(84.38%)[1]
Max Ventures and Industries Limited	(India)	(21.4%, NYLIC: 1.4%)
NYL Cayman Holdings Ltd.	(Cayman Islands)
NYL Worldwide Capital Investments LLC	(Delaware)
Seguros Monterrey New York Life, S.A. de C.V.	(Mexico)	(99.998%)[2]
Administradora de Conductos SMNYL, S.A. de C.V.	(Mexico)	(99%)
Agencias de Distribucion SMNYL, S.A. de C.V. (“ADIS”)	(Mexico)	(99%)
Inmobiliaria SMNYL, SA de C.V.	(Mexico)	(99% ; ADIS: 1%)
Madison Capital Funding LLC	(Delaware)	(NYLIC: 55%; NYLIAC: 45%)
MCF Co-Investment GP LLC	(Delaware)
MCF Co-Investment GP LP	(Delaware)
Madison Capital Funding Co-Investment Fund LP	(Delaware)
Madison Avenue Loan Fund GP LLC	(Delaware)
Madison Avenue Loan Fund LP	(Delaware)
MCF KB Fund LLC	(Delaware)
MCF Fund I LLC	(Delaware)
MCF Hanwha Fund LLC	(Delaware)[7]	(0 voting ownership)
Ironshore Investment BL I Ltd.	(Bermuda)[7]	(0 voting ownership)
MCF CLO IV LLC	(Delaware)[7]	(NYLIC: 6.7%)
MCF CLO V LLC	(Delaware)[7]	(NYLIC: 5%)
MCF CLO VI LLC	(Delaware)[7]	(0 voting ownership)
MCF CLO VII LLC (f/k/a LMF WF Portfolio III, LLC)	(Delaware)[7]	(0 voting ownership)
MCF CLO VIII Ltd.	(Delaware) [7]	(0 voting ownership)
MCF CLO VIII LLC	(Delaware)
MCF KB Fund LLC	(Delaware)[7]	(0 voting ownership)
MCF KB Fund II LLC	(Delaware) [7]	(0 voting ownership)
Montpelier Carry Parent, LLC	(Delaware)
Montpelier Carry, LLC	(Delaware)
Montpelier GP, LLC	(Delaware)
Montpelier Fund, L.P.	(Delaware)
MCF Mezzanine Carry I LLC	(Delaware)[9]
MCF Mezzanine Fund I LLC	(Delaware)	(NYLIC: 66.66%; NYLIAC: 33.33%) (MCF is the manager)
MCF PD Fund GP LLC	(Delaware)[7]
MCF PD Fund LP	(Delaware)[7]
Warwick Seller Representative, LLC	(Delaware)
Young America Holdings, LLC (“YAH”)	(Delaware)	(36.35%)[9]
YAC.ECOM Incorporated	(Minnesota)
Young America, LLC (“YALLC”)	(Minnesota)
Global Fulfillment Services, Inc.	(Arizona)
SourceOne Worldwide, Inc.	(Minnesota)
YA Canada Corporation	(Nova Scotia,Canada)
Zenith Products Holdings, Inc.	(Delaware)	(16.36%)[9]
ZPC Holding Corp.	(Delaware)
Zenith Products Corporation	(Delaware)
NYLIM Jacob Ballas India Holdings IV	(Mauritius)
New York Life Investment Management Holdings LLC	(Delaware)
New York Life Investment Management Asia Limited	(Cayman Islands)
Japan Branch
Hong Kong
MacKay Shields LLC	(Delaware)
MacKay Shields Core Plus Opportunities Fund GP LLC	(Delaware)
MacKay Shields Core Plus / Opportunities Fund LP	(Delaware)
MacKay Municipal Managers Opportunities GP LLC	(Delaware)
MacKay Municipal Opportunities Master Fund, L.P.	(Delaware)
MacKay Municipal Opportunities Fund, L.P.	(Delaware)
MacKay Municipal Managers Credit Opportunities GP LLC	(Delaware)
MacKay Municipal Credit Opportunities Master Fund, L.P.	(Delaware)
MacKay Municipal Credit Opportunities Fund, L.P.	(Delaware)
MacKay Municipal Credit Opportunities HL Fund, L.P
MacKay Municipal Managers Credit Opportunities HL (Cayman) GP LLC	(Cayman Is.)
MacKay Municipal Credit Opportunities HL (Cayman) Fund, LP	(Cayman Is.)
MacKay Municipal Short Term Opportunities Fund GP LLC	(Delaware)
MacKay Municipal Short Term Opportunities Fund LP	(Delaware)
Plainview Funds plc	(Ireland)	(50%) (MacKay Shields Employee: 50%)
Plainview Funds plc – MacKay Shields Emerging Markets Credit Portfolio	(Ireland)	(NYLIC: 0.00%; NYLIAC: 0.00%)
Plainview Funds plc – MacKay Shields Unconstrained Bond Portfolio	(Ireland)	(NYLIC: 0.00%; MacKay: 1.14%)
Plainview Funds plc – MacKay Shields Floating Rate High Yield Portfolio	(Ireland)	(NYLIC: 91.67%; MacKay 8.32%)
Plainview Funds plc – MacKay Shields Core Plus Opportunities Portfolio	(Ireland)	(NYL: 0%)
MacKay Shields Statutory Trust – High Yield Bond Series	(Connecticut)[7]
Plainview Funds plc – MacKay Shields High Yield Crossover Portfolio	(Ireland)	(NYL: 0%; MacKay: 3.31%)
MacKay Shields High Yield Active Core Fund GP LLC	(Delaware)
MacKay Shields High Yield Active Core Fund LP	(Delaware)
MacKay Shields Credit Strategy Fund Ltd	(Cayman Islands)
MacKay Shields Credit Strategy Partners LP	(Delaware)
MacKay Shields Defensive Bond Arbitrage Fund Ltd.	(Bermuda)	(13.61%)[3]
MacKay Shields Core Fixed Income Fund GP LLC	(Delaware)
MacKay Shields Core Fixed Income Fund LP	(Delaware)
MacKay Shields Select High Yield Bond Fund GP LLC	(Delaware)
MacKay Shields Select High Yield Bond Fund LP	(Delaware)
MacKay Shields High Yield Crossover Fund LP	(Delaware)
MacKay Shields (International) Ltd.	(UK)	(“MSIL”)
MacKay Shields (Services) Ltd.	(UK)	(“MSSL”)
MacKay Shields UK LLP	(UK)	(MSIL: 99%; MSSL: 1%)
MacKay Shields Global Derivatives LLC	(Delaware)
MacKay Municipal Managers Puerto Rico Opportunities GP LLC	(Delaware)
MacKay Puerto Rico Opportunities Funds, L.P.	(Delaware)
MacKay Puerto Rico Opportunities Feeder Fund, L.P.	(Cayman Islands)
MacKay Municipal Managers California Opportunities GP LLC	(Delaware)
MacKay Municipal Managers California Opportunities Fund, L.P.	(Delaware)
MacKay Municipal New York Opportunities GP LLC	(Delaware)
MacKay Municipal New York Opportunities Fund, L.P.	(Delaware)
MacKay Municipal Opportunities HL Fund, L.P.	(Delaware)
MacKay Municipal Capital Trading GP LLC	(Delaware)
MacKay Municipal Capital Trading Master Fund, L.P.	(Delaware)
MacKay Municipal Capital Trading Fund, L.P.	(Delaware)
MacKay Municipal Managers Strategic Opportunities GP LLC	(Delaware)
MacKay Municipal Managers Strategic Opportunities Fund, L.P.	(Delaware)
MacKay Shields US Equity Market Neutral Fund GP LLC	(Delaware)
MacKay Cornerstone US Equity Market Neutral Fund LP	(Delaware)
MacKay Shields Intermediate Bond Fund GP LLC	(Delaware)
MacKay Shields Intermediate Bond Fund LP	(Delaware)
MacKay Shields General Partner (L/S) LLC	(Delaware)
MacKay Shields Long/Short Fund LP	(Delaware)
MacKay Shields Long/Short Fund (Master)	(Delaware)
CVP Holdings, LLC	(Delaware)	(60%)
CVP CLO Manager, LLC	(Delaware)
CVP CLO Holdings GP LLC	(Delaware)
CVP CLO Holdings, LP	(Cayman Is.)
CVP CLO Advisors, LLC	(Delaware)
Credit Value Partners, LLC	(Delaware)
CHIPC Evergreen General, LLC	(Delaware)
CVP High Income Private Credit Master Fund, LP	(Cayman Is.)
CVP Loan Servicing LLC	(Delaware)
CHIPC PE General, LLC	(Delaware)
CHIPC PE Intermediate Fund, LP	(Cayman Is.)
CVP High Income Private Equity PE Fund (Cayman), LP	(Cayman Is.)
CVP High Income Private Credit PE Fund, LP	(Delaware)
CVF IV General, LLC	(Delaware)
Credit Value Fund IV, LP	(Delaware)
Credit Value Fund (Cayman) IV, LP	(Cayman Is.)
Credit Value Intermediate Fund IV, LP	(Cayman Is.)
Credit Value Master Fund IV-A, LP	(Cayman Is.)
Credit Value Master Fund IV-B, LP	(Cayman Is.)
CVF IV Vert LLC	(Delaware)
CVF IV-A1 Vert LLC	(Delaware)
CVP SPV LLC	(Delaware)
CVP SPV LLC Series I	(Delaware)
CVP SPV LLC Series II	(Delaware)
CVP SPV LLC Series III	(Delaware)
CVP Europe Investment Management Limited	(Ireland)
Cornerstone Capital Management Holdings LLC	(Delaware)
Cornerstone US Equity Market Neutral Fund, LLC	(Delaware)
Cornerstone Capital Management Large-Cap Enhanced Index Fund GP, LLC	(Delaware)
Cornerstone Capital Management Large-Cap Enhanced Index Fund, L.P.	(Delaware)
GoldPoint Partners LLC	(Delaware)
New York Life Capital Partners, L.L.C.	(Delaware)
New York Life Capital Partners, L.P.	(Delaware)
New York Life Capital Partners II, L.L.C.	(Delaware)
New York Life Capital Partners II, L.P.	(Delaware)
New York Life Capital Partners III GenPar GP, LLC	(Delaware)
New York Life Capital Partners III GenPar, L.P.	(Delaware)
New York Life Capital Partners III, L.P.	(Delaware)
New York Life Capital Partners III-A, L.P.	(Delaware)
New York Life Capital Partners IV GenPar GP, LLC	(Delaware)
New York Life Capital Partners IV GenPar, L.P.	(Delaware)
New York Life Capital Partners IV, L.P.	(Delaware)
New York Life Capital Partners IV-A, L.P.	(Delaware)
GoldPoint Mezzanine Partners IV GenPar GP, LLC	(Delaware)
GoldPoint Mezzanine Partners IV GenPar, LP	(Delaware)
GoldPoint Mezzanine Partners Co-Investment Fund A, LP	(Delaware)
GoldPoint Mezzanine Partners IV, LP	(Delaware)	(“GPPIVLP”)
GPP Mezzanine Blocker Holdco A, LP	(Delaware)	(“GPPMBHA”)
GPP Mezzanine Blocker Holdco Preferred A, LP	(Delaware)
GPP Mezzanine Blocker Holdco B, LP	(Delaware)	(“GPPMBHB”)
GPP Mezzanine Blocker Holdco C, LP	(Delaware)	(“GPPMBHC”)
GPP Mezzanine Blocker Holdco D, LP	(Delaware)	(“GPPMBHD”)
GPP Mezzanine Blocker Holdco E, LP	(Delaware)
GPP Mezz IV ECI Aggregator LP name change from GPP Mezzanine Blocker E, LP	(Delaware)
GPP Mezzanine Blocker Holdco F, LP	(Delaware)
GoldPoint Mezzanine Partners Offshore IV, L.P.	(Cayman Islands)
GoldPoint Partners Co-Investment V GenPar GP LLC	(Delaware)
GoldPoint Partners Co-Investment V GenPar, LP	(Delaware)
GoldPoint Partners Co-Investment Fund A, LP	(Delaware)
GoldPoint Partners Co-Investment V, LP	(Delaware)**
GoldPoint Partners Co-Investment V ECI Blocker Holdco B, LP	(Delaware)
GoldPoint Partners Co-Investment V ECI Blocker B, LP	(Delaware)
GoldPoint Partners Co-Investment V ECI Blocker Holdco C, LP	(Delaware)
GoldPoint Partners Co-Investment V ECI Blocker C, LP	(Delaware)
GoldPoint Partners Co-Investment V ECI Blocker Holdco D, LP	(Delaware)
GoldPoint Partners Co-Investment V ECI Blocker D, LP	(Delaware)
GoldPoint Partners Co-Investment V ECI Blocker Holdco E, LP	(Delaware)
GoldPoint Partners Co-Investment V ECI Blocker E, LP	(Delaware)
GoldPoint Partners Co-Investment V ECI Blocker Holdco F, LP	(Delaware)
GoldPoint Partners Co-Investment V ECI Blocker F, LP	(Delaware)
GoldPoint Partners Co-Investment V ECI Blocker Holdco G, LP	(Delaware)
GoldPoint Partners Co-Investment V ECI Blocker G, LP	(Delaware)
GoldPoint Partners FA I, LLC	(Delaware)
GoldPoint Partners Select Manager III GenPar GP, LLC	(Delaware)
GoldPoint Partners Select Manager III GenPar, L.P.	(Cayman Islands)
GoldPoint Partners Select Manager Fund III, L.P.	(Cayman Islands)
GoldPoint Partners Select Manager Fund III AIV, L.P.	(Delaware)
GoldPoint Partners Select Manager IV GenPar GP, LLC	(Delaware)
GoldPoint Partners Select Manager IV GenPar, L.P.	(Delaware)
GoldPoint Partners Select Manager Fund IV, L.P.	(Delaware)
GoldPoint Partners Canada III GenPar Inc.	(Canada)
GoldPoint Partners Select Manager Canada Fund III, L.P.	(Canada)
GoldPoint Partners Canada IV GenPar Inc.	(Delaware)
GoldPoint Partners Select Manager Canada Fund IV, L.P.	(Delaware)
GoldPoint Partners Co-Investment VI GenPar GP LLC	(Delaware)
GoldPoint Partners Co-Investment VI GenPar, LP	(Delaware)
GoldPoint Partners Co-Investment VI, LP	(Delaware)
GPP VI - ECI Aggregator LP	(Delaware)
GPP VI Blocker A LLC	(Delaware)
GPP VI Blocker B LLC	(Delaware)
GoldPoint Private Credit GenPar GP, LLC	(Delaware)
GoldPoint Private Credit Fund, LP	(Delaware)	(GoldPoint: 100%)
NYLCAP 2010 Co-Invest GenPar GP, LLC	(Delaware)
NYLCAP 2010 Co-Invest GenPar L.P.	(Delaware)
NYLCAP 2010 Co-Invest L.P.	(Delaware)
NYLCAP 2010 Co-Invest ECI Blocker Holdco B L.P.	(Delaware)
NYLCAP 2010 Co-Invest ECI Blocker B L.P.	(Delaware)
NYLCAP 2010 Co-Invest ECI Blocker Holdco E L.P.	(Delaware)
NYLCAP 2010 Co-Invest ECI Blocker E L.P.	(Delaware)
GoldPoint Partners Canada GenPar, Inc.	(Canada)
NYLCAP Select Manager Canada Fund, LP	(Canada)
NYLCAP Canada II GenPar Inc.	(Canada)
NYLCAP Select Manager Canada Fund II, L.P.	(Canada)
NYLIM Mezzanine Partners II GenPar GP, LLC	(Delaware)
NYLIM Mezzanine Offshore Partners II, LP	(Cayman Islands)
NYLIM Mezzanine Partners II GenPar, LP	(Delaware)
New York Life Investment Management Mezzanine Partners II, LP	(Delaware)
NYLIM Mezzanine Partners II Parallel Fund, LP	(Delaware)
NYLIM Mezzanine II Parallel Luxco S.à.r.l.	(Luxembourg)
Voice Holdco Ltd.	(Nova Scotia, Canada)	(27%)[9]
Voice Holdings Ltd.	(Nova Scotia, Canada)
Voice Construction Ltd.	(Alberta, Canada)
Voice Construction Opco ULC	(Alberta, Canada)
Blue Sky Earthworks Ltd.	(Canada)
NYLCAP Mezzanine Partners III GenPar GP, LLC	(Delaware)
NYLCAP Mezzanine Partners III GenPar, LP	(Delaware)
NYLCAP Mezzanine Partners III-K, LP	(Delaware)**
NYLCAP Mezzanine Partners III, LP	(Delaware)**
NYLCAP Mezzanine Partners III Parallel Fund, LP	(Delaware)**
NYLCAP Mezzanine Partners III 2012 Co-Invest, LP	(Delaware)**
NYLCAP Mezzanine Partners III 2012 Co-Invest ECI Blocker Holdco B, LP	(Delaware)
NYLCAP Mezzanine Partners III 2012 Co-Invest ECI Blocker B, LP	(Delaware)
NYLCAP Mezzanine Partners III 2012 Co-Invest ECI Blocker Holdco C, LP	(Delaware)
NYLCAP Mezzanine Partners III 2012 Co-Invest ECI Blocker C, LP	(Delaware)
NYLCAP Mezzanine Partners III 2012 Co-Invest ECI Blocker Holdco D, LP	(Delaware)
NYLCAP Mezzanine Partners III 2012 Co-Invest ECI Blocker D, LP	(Delaware)
NYLCAP Mezzanine Partners III 2012 Co-Invest ECI Blocker Holdco F, LP	(Delaware)
NYLCAP Mezzanine Partners III 2012 Co-Invest ECI Blocker F, LP	(Delaware)
NYLCAP Mezzanine Offshore Partners III, L.P.	(Cayman Islands)
NYLCAP Select Manager GenPar GP, LLC	(Delaware)
NYLCAP Select Manager GenPar, LP	(Delaware)
NYLCAP Select Manager Fund, LP	(Delaware)
NYLCAP Select Manager Cayman Fund, LP	(Cayman Islands)
NYLCAP Select Manager II GenPar GP, LLC	(Delaware)
NYLCAP Select Manager II GenPar, L.P.	(Cayman Islands)
NYLCAP Select Manager Fund II, L.P.	(Cayman Islands)**
NYLCAP India Funding LLC	(Delaware)
NYLIM-JB Asset Management Co., LLC	(Mauritius)	(24.66%)[4]
New York Life Investment Management India Fund II, LLC	(Mauritius)
New York Life Investment Management India Fund (FVCI) II, LLC	(Mauritius)
NYLCAP India Funding III LLC	(Delaware)
NYLIM-Jacob Ballas Asset Management Co. III, LLC	(Mauritius)	(24.66%)[5]
NYLIM Jacob Ballas India Fund III	(Mauritius)	LLC
NYLIM Jacob Ballas Capital India (FVCI) III	(Mauritius)	LLC
NYLIM Jacob Ballas India (FII) III	(Mauritius)	LLC
Evolvence Asset Management, Ltd.	(Cayman Islands)	(Goldpoint: 24.5%)
NYLCAP Holdings LLC	(Mauritius)
Jacob Ballas Capital India PVT. Ltd.	(Mauritius)	(23.30%)
NYLIM Service Company LLC	(Delaware)
NYL Workforce GP LLC	(Delaware)
New York Life Investment Management LLC	(Delaware)
NYLIM Fund II GP, LLC	(Delaware)
NYLIM Real Estate Mezzanine Fund II, LP	(Delaware)
NYLIM-TND, LLC	(Delaware)
WFHG GP, LLC	(Delaware)	(50%)
Workforce Housing Fund I-2007 LP	(Delaware)	(50%)
IndexIQ Holdings Inc.	(Delaware)	(“IQ Holdings”)
IndexIQ Inc.	(Delaware)
IndexIQ LLC	(Delaware)
IndexIQ Advisors LLC	(Delaware)
IndexIQ Active ETF Trust	(Delaware)[7]
IQ MacKay Shields Muncpl Insrd ETF		(NYLIAC: 100%)
IQ MacKay Shields Muncpl Intern ETF		(NYLIAC: 97%)
IndexIQ ETF Trust (Delaware)
IQ 50 Percent Hedged FTSE Europe ETF		(NYLIC: 0.06%)
IQ 50 Percent Hedged FTSE Intl ETF		(NYLIM Holdings: 9.34%)
IQ 50 Percent Hedged FTSE Japan ETF		(NYLIC: 0.83%)
IQ 500 International ETF		(NYLIM Holdings: 0.42%, NYLIAC: 0.08%)
IQ Chaikin US Large Cap ETF		(NYLIM Holdings: 10.82%)
IQ Chaikin US Small Cap ETF		(NYLIM Holdings: 7.35%)
IQ Enhanced Core Bond US ETF		(NYLIM Holdings: 1.80%)
IQ Enhanced Core Plus Bond US ETF		(NYLIM Holdings: 1.93%)
IQ Global Agribusiness Small Cap ETF
IQ Global Resources ETF		(NYLIM Holdings: 2.97%)
IQ Hedge Event-Driven Tracker ETF		(NYLIAC: 0.05%)
IQ Hedge Long/Short Tracker ETF		(NYLIAC: 0.05%)
IQ Hedge Macro Tracker ETF
IQ Hedge Market Neutral Tracker ETF
IQ Hedge Multi-Strategy Tracker ETF
IQ Leaders GTAA Tracker ETF		(NYLIC: 0.76%)
IQ Merger Arbitrage ETF
IQ Real Return ETF
IQ S&P High Yield Low Volatility Bd ETF		(NYLIC: 1.25%, NYLIM Holdings: 0.72%)
IQ Short Duration Enhanced Cor Bd US ETF		(NYLIAC: 0.06%)
IQ US Real Estate Small Cap ETF
New York Life Investment Management Holdings International S.a.r.l.	(Luxembourg)
New York Life Investment Management Holdings II International S.a.r.l.	(Luxembourg)
Candriam Group S.ar.l. (“CG”)	(Luxembourg)
CGH UK Acquisition Company Limited	(UK)
Tristan Capital Partners Holdings Limited	(UK)	(40%)
Candriam Luxco S.a.r.l.	(Luxembourg)	(“CANLUXS”)
Candriam Luxembourg	(Luxembourg)	(“CANLUX”) (CG: 95.060%; 1 share held by CANLUXS)
Candriam Luxembourg Italy Branch
Candriam Luxembourg UK Establishment
Candriam Luxembourg Germany Branch
Candriam Luxembourg US Branch
Candriam Luxembourg Spain Branch
Candriam Luxembourg Netherlands Branch
Candriam Luxembourg MENA Branch	(Dubai, UAE)
Candriam Belgium	(Belgium)	(“CANBEL”) (99.99%; CG: 0.01%)
Candriam France	(France)	(“CANFR”)
Candriam Monétaire SICAV	(France)	(CANBEL: 1.66%; CANFR: 0.98%)
Candriam Switzerland LLC	(Switzerland)
Belfius Fund	(Luxembourg)	(SICAV with Board controlled by Candriam)
BIL Prime Advanced	(Luxembourg)
BIL Prime Advanced Cash + 100	(Lux)	(CANLUX: 36.44%; CANBEL: 32.51%) (“BILPAC”) (SICAV Sub-Fund)
BIL Invest	(Luxembourg)	(0.00%)
BIL Invest Patrimonial High		(0.00%)
BIL Invest Patrimonial Low		(0.00%)
BIL Invest Patrimonial Medium		(0.00%)
BlueOrchard Microfinance Fund	(Luxembourg)	(0.00%)
Cordius	(Luxembourg)	(CANLUX: 4.28%, CANBEL: 1.01%, CANFR: 1.01%)
Cordius CIG		(CANLUX: 68.04%; CANBEL: 15.98%; CANFR: 15.98%)
Candriam Absolute Return	(Luxembourg)	(CANLUX: 0.15%, NYLIAC: 33.62%)
Candriam Absolute Return Long Short Digital Equity		(CANLUX: 0.11%, NYLIAC: 61.79%)
Candriam Absolute Return Systematic Long Short Equity		(CANLUX: 0.20%)
Candriam Absolute Return Equity Market Neutral		(0.00)
Candriam Alternative	(Luxembourg)	(CANLUX: 5.18%, NYLIAC: 11.46%)
Candriam Alternative Equity Market Neutral	(Lux)	(CANLUX: 21.14%, NYLIAC: 48.22%)
Candriam Alternative Systemat		(CANLUX: 0.21%)
Candriam Bonds	(Luxembourg)	(CANLUX: 0.05%, CANFR: 0.01%)
Candriam Bonds Convertible Defensive		(CANLUX: 0.02%)
Candriam Bonds Convertible Opportunities		(CANLUX: 25.32%)
Candriam Bonds Credit Opportunities		(CANLUX: 0.02%)
Candriam Bonds Emerging Debt Local Currencies		(CANLUX: 0.10%)
Candriam Bonds Emerging Markets		(CANLUX: 0.01%)
Candriam Bonds Emerging Markets Total Return		(CANLUX: 0.03%)
Candriam Bonds Euro Corporate		(CANLUX: 0.03%)
Candriam Bonds Euro Government		(CANLUX: 0.03%)
Candriam Bonds Euro High Yield		(CANFR 0.09%, CANLUX: 0.01%)
Candriam Bonds Euro Short Term		(CANLUX: 0.01%)
Candriam Bonds Global High Yield		(CANLUX: 0.08%)
Candriam Bonds International		(CANLUX: 0.07%)
Candriam Bonds Total Return		(CANLUX: 0.02%)
Candriam Business Equities	(Belgium)
Candriam Equities L	(Luxembourg)	(CANLUX: 0.01%)
Candriam Equities L Biotechnology		(0.00%)
Candriam Equities L Emerging Markets		(CANLUX: 0.01%)
Candriam Equities L Europe Conviction		(CANLUX: 0.01%)
Candriam Equities L Europe Small & Mid Caps		(CANLUX: 0.03%)
Candriam Equities L Global Demography		(CANLUX: 0.01%)
Candriam Equities L Robotics & Innovation Technology		(CANLUX: 0.01%)
Candriam Fund	(Luxembourg)
Candriam GF	(Luxembourg)	(NYLIAC: 84.11%)
Candriam GF Global Equity Opportunities		(NYLIAC: 97.72%)
Candriam GF Shorth Duration US High Yield Bonds		(NYLIAC: 50.82%)
Candriam GF U.S. Equity Opportunities		(NYLIAC: 98.11%)
Candriam GF US High Yield Corporate Bonds		(NYLIAC: 89.53%)
Candriam Global Alpha	(Luxembourg)	(CANLUK: 0.16%)
Candriam Index Arbitrage	(Luxembourg)	(CANLUX: 0.01%)
Candriam L	(Luxembourg)	(CANLUX: 0.06%, NYLIAC: 1.87%)
Candriam L Conservative Asset Allocation		(CANLUX: 0.16%)
Candriam L Multi-Asset Income		(CANLUX: 0.06%)
Candriam L Multi-Asset Income & Growth		(CANLUX: 0.05%)
Candriam L Multi-Asset Premia		(NYLIAC: 74.98%)
Candriam Money Market	(Luxembourg)	(CANLUX: 0.01%)
Candriam Money Market Euro AAA		(CANLUX: 0.04%)
Candriam Multi-Strategies	(Luxembourg)	(CANBEL 9.41%, CANFR: 14.42%, CANLUX: 33.12%)
Candriam Quant	(Luxembourg)	(0.00%)
Candriam Quant Equities USA		(0.00%)
Candriam Risk Arbitrage	(Luxembourg)	(CANLUX: 0.02%)
Candriam SRI	(Luxembourg)	(CANLUX: 0.02%, CANBEL: 0.25%)
Candriam SRI Bond Emerging Markets		(CANLUX: 0.08%)
Candriam SRI Bond Euro		(CANLUX: 0.11%)
Candriam SRI Bond Euro Corporate		(CANLUX: 0.04%)
Candriam SRI Bond Global High Yield		(CANLUX: 0.09%)
Candriam SRI Defensive Asset Allocation		(CANBEL: 5.66%)
Candriam SRI Equity Emerging Markets		(CANLUX: 0.01%)
Candriam SRI Equity EMU		(CANLUX: 0.02%)
Candriam SRI Equity Europe		(CANLUX: 0.01%)
Candriam SRI Equity North America		(CANLUX: 0.02%)
Candriam SRI Equity World		(CANLUX: 0.02%)
Candriam Sustainable	(Luxembourg)	(CANLUX: 0.01%)
Candriam Sustainable Euro Corporate Bonds		(CANLUX: 0.15%)
Candriam Sustainable Europe		(CANLUX: 0.02%)
Candriam Sustainable North America		(CANLUX: 0.03%)
Candriam Treasury Management	(France)
Candriam World Alternative	(Luxembourg)	(CANLUX: 0.08%, NYLIAC: 12.20%)
Candriam World Alternative Alphamax		(NYLIAC: 17.44%/CANLUX: 0.11%)
Cleome Index	(Luxembourg)	(CANFR: 0.01%)
Cleome Index EMU Equities		(CANF: 0.05%)
Cleome Index World Equities		(CANFR: 0.04%)
Ausbil Investment Management Limited	(Australia)	(79.25%)
Ausbil Australia Pty. Ltd.	(Australia)
Ausbil Asset Management Pty. Ltd.	(Australia)
Ausbil Focus Investment Company Limited	(Australia)	(Dormant)
Ausbil Global Infrastructure Pty. Limited	(Australia)	(55%) (45% owned by 4 employees)
ISPT Holding	(Australia)	(0.037%)
Ausbil Investment Management Limited Employee Share Trust	(Australia)	(Ausbil: 100%)
Ausbil 130/30 Focus Fund	(Australia)[6]
Ausbil Active Dividend Income Fund	(Australia)
Ausbil Active Sustainable Equity Fund	(Australia)	(NYLIAC 99.99%) (Ausbil has sole authority over fund)
Ausbil Australian Active Equity Fund	(Australia)
Ausbil Australian Concentrated Equity Fund	(Australia)
Ausbil Australian Emerging Leaders Fund	(Australia)
Ausbil Australian Geared Equity Fund	(Australia)
Ausbil Australian Smallcap Fund	(Australia)
Ausbil Balanced Fund	(Australia)
Ausbil EGS Focus Fund	(Australia)
Ausbil Global Essential Infrastructure Fund	(Australia)
Ausbil Global Resources Fund	(Australia)
Ausbil Global SmallCap Fund	(Australia)
Ausbill Microcap Fund	(Australia)	(NYLIAC: 21.03%)
MacKay Shields Unconstrained Bond Fund	(Australia)
NYLIFE Distributors LLC	(Delaware)
Private Advisors L.L.C.	(Delaware)	(67.59%)
PACIF Carry Parent, LLC	(Delaware)
PACIF Carry, LLC	(Delaware)
PACIF GP, LLC	(Delaware)
Private Advisors Coinvestment Fund, LP	(Delaware)
PACIF II GP, LLC	(Delaware)
Private Advisors Coinvestment Fund II LP	(Delaware)
PACIF II Carry Parent, LLC	(Delaware)
PACIF II Carry, LLC	(Delaware)
PACIF III GP, LLC	(Delaware)
Private Advisors Coinvestment Fund III, LP	(Delaware)
PACIF III Carry Parent, LLC	(Delaware)
PACIF III Carry, LLC	(Delaware)
PACIF IV GP, LLC	(Delaware)
Private Advisors Coinvestment Fund IV, LP	(Delaware)
PACIF IV Carry Parent, LLC	(Delaware)
PACIF IV Carry, LLC	(Delaware)
PA Hedged Equity Fund, L.P. (Delaware) Private Advisors Hedged Equity Fund (QP), L.P	(Delaware)
Private Advisors Hedged Equity Master Fund	(Delaware)
PASCBF III GP, LLC	(Delaware)
Private Advisors Small Company Buyout Fund III, LP	(Delaware)
PASCBF IV GP, LLC	(Delaware)
Private Advisors Small Company Buyout Fund IV, LP	(Delaware)
PASCBF IV Carry Parent, LLC	(Delaware)
PASCBF IV Carry, LLC	(Delaware)
PASCBF V GP, LLC	(Delaware)
Private Advisors Small Company Buyout Fund V, LP	(Delaware)
Private Advisors Small Company Buyout V–ERISA Fund, LP	(Delaware)
PASCBF V Carry Parent, LLC	(Delaware)
PASCBF V Carry, LLC	(Delaware)
PASCPEF VI Carry Parent, LLC	(Delaware)
PASCPEF VI Carry, LLC	(Delaware)
PASCPEF VI GP, LLC	(Delaware)
Private Advisors Small Company Private Equity Fund VI, LP	(Delaware)
Private Advisors Small Company Private Equity Fund VI (Cayman), LP	(Cayman Islands)
PASCPEF VII GP, LLC	(Delaware)
Private Advisors Small Company Private Equity Fund VII, LP	(Delaware)
Private Advisors Small Company Private Equity Fund VII (Cayman), LP	(Cayman Is.)
PASCPEF VII Carry Parent, LLC	(Delaware)
PASCPEF VII Carry, LLC	(Delaware)
PASCPEF VIII GP, LLC	(Delaware)
Private Advisors Small Company Private Equity Fund VIII, LP	(Delaware)
Private Advisors Small Company Private Equity Fund VIII (Cayman), LP	(Delaware)
Cuyahoga Capital Partners I Management Group, LLC	(Delaware)
Cuyahoga Capital Partners I, L.P.	(Delaware)
Cuyahoga Capital Partners II Management Group LLC	(Delaware)
Cuyahoga Capital Partners II LP	(Delaware)
Cuyahoga Capital Partners III Management Group LLC	(Delaware)
Cuyahoga Capital Partners III LP	(Delaware)
Cuyahoga Capital Partners IV Management Group LLC	(Delaware)
Cuyahoga Capital Partners IV LP	(Delaware)
Cuyahoga Capital Emerging Buyout Partners Management Group LLC	(Delaware)
Cuyahoga Capital Emerging Buyout Partners LP	(Delaware)
PA Real Assets Carry Parent, LLC	(Delaware)
PA Real Assets Carry, LLC	(Delaware)
PA Emerging Manager Carry Parent, LLC	(Delaware)
PA Emerging Manager Carry, LLC	(Delaware)
RIC I GP, LLC	(Delaware)
Richmond Coinvestment Partners I, LP	(Delaware)
RIC I Carry Parent, LLC	(Delaware)
RIC I Carry, LLC	(Delaware)
PASF V GP, LLC	(Delaware)
Private Advisors Secondary Fund V, LP	(Delaware)
PASF V Carry Parent, LLC	(Delaware)
PASF V Carry, LLC	(Delaware)
PARAF GP, LLC	(Delaware)
Private Advisors Real Assets Fund, LP	(Delaware)
PARAF Carry Parent, LLC	(Delaware)
PARAF Carry, LLC	(Delaware)
PASCCIF GP, LLC	(Delaware)
Private Advisors Small Company Coinvestment Fund, LP	(Delaware)
Private Advisors Small Company Coinvestment Fund-ERISA, LP	(Delaware)
PASCCIF Carry Parent, LLC	(Delaware)
PASCCIF Carry, LLC	(Delaware)
PARAF II GP, LLC	(Delaware)
Private Advisors Real Assets Fund II, LP	(Delaware)
Private Advisors Hedged Equity Fund, Ltd.	(Cayman Islands)	(0%)
Private Advisors Hedged Equity Fund (QP), Ltd.	(Cayman Islands)	(0%)
Private Advisors Hedged Equity Master Fund, Ltd.	(Cayman Islands)	(owned by two funds above)
UVF GP, LLC	(Delaware)
Undiscovered Value Fund, LP	(Delaware)
Undiscovered Value Fund, Ltd.	(Cayman Islands)[8]
Undiscovered Value Master Fund SPC	(Cayman Islands)
NYLIM Flatiron CLO 2004-1 Ltd.	(Cayman Islands)[7]
NYLIM Flatiron CLO 2004-1 Equity Holdings LLC, Series A	(Delaware)
NYLIM Flatiron CLO 2006-1 Ltd.	(Cayman Islands)
NYLIM Flatiron CLO 2006-1 Equity Holdings LLC, Series A	(Delaware)
Flatiron CLO 2007-1 Ltd.	(Cayman Islands)
NYLIM Flatiron CLO 2007-1 Equity Holdings LLC, Series A	(Cayman Islands)
Flatiron CLO 2011-1 Ltd.	(Cayman Islands)	(NYL: 0%)
Flatiron CLO 2012-1 Ltd.	(Cayman Islands)	(NYL: 0%)
Flatiron CLO 2013-1-Ltd.	(Cayman Islands)	(NYL: 0%)
Flatiron CLO 2014-1-Ltd.	(Cayman Islands)	(NYL: 0%)
Flatiron CLO 2015-1 Ltd.	(Cayman Islands)	(NYL: 0%)
Flatiron CLO 17 Ltd.	(Cayman Islands)	(NYL: 0%)
Flatiron CLO 18 Ltd.	(Cayman Islands)	(NYL: 0%) (NYL Investors 100% Equity)
Flatiron CLO 18 Funding Ltd.	(Cayman Islands)	(NYL: 100%)
Stratford CDO 2001-1 Ltd.	(Cayman Islands)
Silverado CLO 2006-II Limited	(Cayman Islands)
Silverado 2006-II Equity Holdings LLC, Series A	(Cayman Islands)
NYLIFE LLC	(Delaware)
Eagle Strategies LLC	(Delaware)
New York Life Capital Corporation	(Delaware)
New York Life Trust Company	(New York)
NYL Executive Benefits LLC	(Delaware)
NYLIFE Securities LLC	(Delaware)
NYLINK Insurance Agency Incorporated	(Delaware)
NYLUK I Company	(United Kingdom)
NYLUK II Company	(United Kingdom)
Gresham Mortgage	(United Kingdom)
W Construction Company	(United Kingdom)
WUT	(United Kingdom)
WIM (AIM)	(United Kingdom)
Silver Spring, LLC	(Delaware)
Silver Spring Associates, L.P.	(Pennsylvania)
SCP 2005-C21-002 LLC	(Delaware)
SCP 2005-C21-003 LLC	(Delaware)
SCP 2005-C21-006 LLC	(Delaware)
SCP 2005-C21-007 LLC	(Delaware)
SCP 2005-C21-008 LLC	(Delaware)
SCP 2005-C21-009 LLC	(Delaware)
SCP 2005-C21-017 LLC	(Delaware)
SCP 2005-C21-018 LLC	(Delaware)
SCP 2005-C21-021 LLC	(Delaware)
SCP 2005-C21-025 LLC	(Delaware)
SCP 2005-C21-031 LLC	(Delaware)
SCP 2005-C21-036 LLC	(Delaware)
SCP 2005-C21-041 LLC	(Delaware)
SCP 2005-C21-043 LLC	(Delaware)
SCP 2005-C21-044 LLC	(Delaware)
SCP 2005-C21-048 LLC	(Delaware)
SCP 2005-C21-061 LLC	(Delaware)
SCP 2005-C21-063 LLC	(Delaware)
SCP 2005-C21-067 LLC	(Delaware)
SCP 2005-C21-069 LLC	(Delaware)
SCP 2005-C21-070 LLC	(Delaware)
NYMH-Ennis GP, LLC	(Delaware)
NYMH-Ennis, L.P.	(Texas)
NYMH-Freeport GP, LLC	(Delaware)
NYMH-Freeport, L.P.	(Texas)
NYMH-Houston GP, LLC	(Delaware)
NYMH-Houston, L.P.	(Texas)
NYMH-Plano GP, LLC	(Delaware)
NYMH-Plano, L.P.	(Texas)
NYMH-San Antonio GP, LLC	(Delaware)
NYMH-San Antonio, L.P.	(Texas)
NYMH-Stephenville GP, LLC	(Delaware)
NYMH-Stephenville, L.P.	(Texas)
NYMH-Taylor GP, LLC	(Delaware)
NYMH-Taylor, L.P.	(Texas)
NYMH-Attleboro MA, LLC	(Delaware)
NYMH-Farmingdale, NY LLC	(Delaware)
NYLMDC-King of Prussia GP, LLC	(Delaware)
NYLMDC-King of Prussia Realty, LP	(Delaware)
NYLife Real Estate Holdings LLC	(Delaware)
Huntsville NYL LLC	(Delaware)
CC Acquisitions, LP	(Delaware)
REEP-IND Cedar Farms TN LLC	(Delaware)
Cedar Farms JV LLC	(Delaware)	(90%)
REEP-IND Continental NC LLC	(Delaware)
LRC-Patriot, LLC	(Delaware)	(93%)
REEP-LRC Industrial LLC	(Delaware)
REEP-IND Forest Park NJ LLC	(Delaware)
FP Building 4 LLC	(Delaware)
FP Building 1-2-3 LLC	(Delaware)
FP Building 17, LLC	(Delaware)
FP Building 20, LLC	(Delaware)
FP Mantua Grove LLC	(Delaware)
FP Lot 1.01 LLC	(Delaware)
REEP-IND NJ LLC	(Delaware)
NJIND JV LLC	(Delaware)	(93%)
NJIND Hook Road LLC	(Delaware)
NJIND Bay Avenue LLC	(Delaware)
NJIND Corbin Street LLC	(Delaware)
REEP-MF Cumberland TN LLC	(Delaware)
Cumberland Apartments, LLC	(Tennessee)
REEP-MF Enclave TX LLC	(Delaware)
Enclave CAF LLC	(Delaware)
REEP-MF Marina Landing WA LLC	(Delaware)
REEP-SP Marina Landing LLC	(Delaware)	(98%)
REEP-MF Mira Loma II TX LLC	(Delaware)
Mira Loma II, LLC	(Delaware)	(50%)
REEP-MF Summitt Ridge CO LLC	(Delaware)
Summitt Ridge Apartments, LLC	(Delaware)
REEP-MF Woodridge IL LLC	(Delaware)
REEP-OF Centerpointe VA LLC	(Delaware)
Centerpointe (Fairfax) Holdings LLC	(Delaware)	(50%)
REEP-OFC 575 Lex NY LLC	(Delaware)
REEP-OFC 575 Lex NY GP LLC	(Delaware)
Maple REEP-OFC 575 Lex Holdings LP	(Delaware)	(50%)
Maple REEP-OFC 575 Lex Owner LLC	(Delaware)	(50%)
REEP-RTL SASI GA LLC	(Delaware)
REEP-RTL Bradford PA LLC	(Delaware)
REEP-OFC Royal Centre GA LLC	(Delaware)
Royal Centre, LLC	(Delaware)	(90%)
REEP-RTL CTC NY LLC	(Delaware)
REEP-OFC 5005 LBJ Freeway TX LLC	(Delaware)	(97%)
5005 LBJ Tower LLC	(Delaware)	(97%)
REEP-MF SPENCER NV LLC	(Delaware)
REEP-HZ SPENCER JV LLC	(Delaware)	(92.7%)
REEP-HZ SPENCER LLC	(Delaware)
REEP-OFC/RTL MARKET ROSS TX LLC	(Delaware)
MARKET ROSS TX JV LLC	(Delaware)
MARKET ROSS TX GARAGE OWNER LLC	(Delaware)
MARKET ROSS TX OFFICE OWNER LLC	(Delaware)
MARKET ROSS TX RETAIL OWNER LLC	(Delaware)
REEP-OFC Mallory TN LLC	(Delaware)
3665 Mallory JV LLC	(Delaware)	(90.9%)
REEP-OFC WATER RIDGE NC LLC	(Delaware)
REEP-OFC Viridian AZ LLC	(Delaware)
REEP-Hines Viridian JV LLC	(Delaware)	(73.0309%)
REEP-OFC 2300 Empire LLC	(Delaware)
REEP-MF Wynnewood PA LLC	(Delaware)
Wynnewood JV LLC	(Delaware)	(92.5%)
REEP-MU Fayetteville NC LLC	(Delaware)	(100%)
501 Fayetteville JV LLC	(Delaware)	(85%)
501 Fayetteville Owner LLC	(Delaware)	(100%)
REEP-MU SOUTH GRAHAM NC LLC	(Delaware)
401 SOUTH GRAHAM JV LLC	(Delaware)	(90%)
401 SOUTH GRAHAM OWNER LLC	(Delaware)
2015 DIL PORTFOLIO HOLDINGS LLC	(Delaware)	(NYLIC: 100%)
NJ 663 E. CRESCENT AVE LLC	(Delaware)
NJ 1881 ROUTE 46 LLC	(Delaware)
PA 180 KOST RD LLC	(Delaware)
2017 CT REO HOLDINGS LLC	(Delaware)	(NYLIC: 62.307692%; NYLIAC: 37.692308%)
CT 611 W. JOHNSON AVE LLC	(Delaware)
CT 550 RESEARCH PKWY LLC	(Delaware)
CT 160 CORPORATE COURT LLC	(Delaware)
Cortlandt Town Center LLC	(Delaware)
REEP-IND 10 WEST AZ LLC	(Delaware)
REEP-IND 4700 Nall TX LLC	(Delaware)
REEP-IND Aegean MA LLC	(Delaware)
REEP-IND Alpha TX LLC	(Delaware)
REEP-IND CDC NC LLC	(Delaware)
REEP-IND CHINO CA LLC	(Delaware)
REEP-IND FREEDOM MA LLC	(Delaware)
REEP-IND Fridley MN LLC	(Minnesota)
REEP-IND Green Oaks IL LLC	(Delaware)
REEP-IND Kent LLC	(Delaware)
REEP-IND LYMAN MA LLC	(Delaware)
REEP-IND RTG NC LLC	(Delaware)
REEP-IND Simonton TX LLC	(Delaware)
REEP-IND Valley View TX LLC	(Delaware)
REEP-IND Valwood TX LLC	(Delaware)
REEP-MF 960 East Paces Ferry GA LLC	(Delaware)
REEP-MF 960 EPF Opco GA LLC	(Delaware)
REEP-MF Issaquah WA LLC	(Delaware)
REEP-MF Mount Vernon GA LLC	(Delaware)
REEP-MF Mount Laurel NJ LLC	(Delaware)
REEP-MF Verde NC LLC	(Delaware)
REEP-MF Wallingford WA LLC	(Delaware)
REEP-OFC Bellevue WA LLC	(Delaware)
REEP-OFC WATER RIDGE NC HOLDCO LLC	(Delaware)
REEP-OFC ONE WATER RIDGE NC LLC	(Delaware)
REEP-OFC TWO WATER RIDGE NC LLC	(Delaware)
REEP-OFC FOUR WATER RIDGE NC LLC	(Delaware)
REEP-OFC FIVE WATER RIDGE NC LLC	(Delaware)
REEP-OFC SIX WATER RIDGE NC LLC	(Delaware)
REEP-OFC SEVEN WATER RIDGE NC LLC	(Delaware)
REEP-OFC EIGHT WATER RIDGE NC LLC	(Delaware)
REEP-OFC NINE WATER RIDGE NC LLC	(Delaware)
REEP-OFC TEN WATER RIDGE NC LLC	(Delaware)
REEP-OFC ELEVEN WATER RIDGE NC LLC	(Delaware)
REEP-MF FOUNTAIN PLACE MN LLC	(Delaware)
REEP-MF FOUNTAIN PLACE LLC	(Delaware)
REEP-OFC 2300 Empire CA LLC	(Delaware)
REEP-IND 10 WEST II AZ LLC	(Delaware)
REEP-RTL Flemington NJ LLC	(Delaware)
REEP-RTL Mill Creek NJ LLC	(Delaware)
NJIND Raritan Center LLC	(Delaware)
NJIND Talmadge Road LLC	(Delaware)
NJIND Melrich Road LLC	(Delaware)
FP Building 18, LLC	(Delaware)
FP Building 19, LLC	(Delaware)
PTC Acquisitions, LLC	(Delaware)
Martingale Road LLC	(Delaware)
New York Life Funding	(Cayman Islands)[8]
New York Life Global Funding	(Delaware)[8]
NYL Equipment Issuance Trust	(Delaware)[9]
NYL Equipment Issuance Trust 2014-2	(Delaware)[9]
Government Energy Savings Trust 2003-A (GEST)	(New York)[9]
UFI-NOR Federal Receivables Trust, Series 2009B	(New York)[9]
NYLARC Holding Company Inc.	(Arizona)[8]
New York Life Agents Reinsurance Company	(Arizona)[8]
JREP Fund Holdings I, L.P.	(Cayman Is.)	(12.5%)
Jaguar Real Estate Partners L.P.	(Cayman Is.)	(30.3%)
NYLIFE Office Holdings Member LLC	(Delaware)	(51%)
NYLIFE Office Holdings LLC	(Delaware)	(51%)
NYLIFE Office Holdings REIT LLC	(Delaware)
REEP-OFC DRAKES LANDING CA LLC	(Delaware)
REEP-OFC CORPORATE POINTE CA LLC	(Delaware)
REEP-OFC VON KARMAN CA LLC	(Delaware)
REEP-OFC ONE BOWDOIN SQUARE MA LLC	(Delaware)
REEP-OFC 525 N Tryon NC LLC	(Delaware)
525 Charlotte Office LLC	(Delaware)	(100%)
NYLIFE Office Holdings Acquisitions REIT LLC	(Delaware)
REEP OFC Westory DC LLC	(Delaware)

(+)

By including the indicated corporations in this list, New York Life is not stating or admitting that said corporations are under its actual control; rather, these corporations are listed here to ensure full compliance with the requirements of this Form N-4.

(*)

Registered investment company as to which New York Life and/or its subsidiaries perform one or more of the following services: investment management, administrative, distribution, transfer agency and underwriting services. It is not a subsidiary of New York Life and is included for informational purposes only.

(†)

New York Life Investment Management LLC serves as investment adviser to this entity, the shares of which are held of record by separate accounts of NYLIAC. New York Life disclaims any beneficial ownership and control of this entity. New York Life and NYLIAC as depositors of said separate accounts have agreed to vote their shares as to matters covered in the proxy statement in accordance with voting instructions received from holders of variable annuity and variable life insurance policies at the shareholders meeting of this entity. It is not a subsidiary of New York Life, but is included here for informational purposes only.

1	NYL Cayman Holdings Ltd. owns 15.62%.
2	NYL Worldwide Capital Investment LLC owns 0.002%.
3	NYLIC owns 13.24%, NYLIAC owns 0.00%, and MacKay owns .37% for a total ownership of 14.59%.
4	NYLCAP Manager LLC owns 24.66% of the voting management shares. NYLCAP India Funding LLC owns 36% of non-voting carry shares.
5	NYLCAP Manager LLC owns 24.66% of the voting management shares. NYLCAP India Funding III LLC owns 31.36% of non-voting carry shares.
6	Registered Managed Investment Scheme of which Ausbil Investment Management Limited is the sole Responsible Party.
7	Control of each CLO/CDO and other entities is pursuant to an investment management contract with NYLIM or affiliate, not through ownership of voting interests unless, otherwise, ownership noted.
8	Control is through a reliance relationship between NYLIC and this entity, not ownership of voting interests.
9	Control is through financial interest, not ownership of voting interests.

ITEM 27.  NUMBER OF CONTRACT OWNERS

As of December 31, 2018, there were approximately 18,721 owners of Qualified Policies offered under this Registration Statement.

ITEM 28.  INDEMNIFICATION

Article IX of the Amended and Restated By-Laws of New York Life Insurance and Annuity Corporation (“NYLIAC”) provides that NYLIAC shall indemnify and hold harmless (including the provision of a defense) certain persons to the fullest extent permitted by the Delaware General Corporation Law against all expenses, costs, judgments, penalties, fines, liability and loss (including attorneys’ fees, judgments, fines, ERISA excise taxes or penalties and amount paid in settlement) that any such person reasonably incurs or suffers if he/she is made party (or threatened to be made party) or is otherwise involved in a claim, action, suit, or proceeding, whether civil, criminal, administrative or investigative, by reason of the fact that he/she is (or was) a Director or officer of NYLIAC or was serving at NYLIAC’s request as a Director, officer, or trustee of another corporation or of a partnership, joint venture, trust or other enterprise, including service with respect to an employee benefit plan. Such persons also have the right to have NYLIAC pay the reasonable expenses (including reasonable attorneys’ fees) incurred in the defense of any proceedings in advance of their final disposition, subject to certain conditions. NYLIAC may also, to the extent authorized by its Board of Directors, grant rights to indemnification and to the advancement of expenses to any employee or agent of NYLIAC.

Please refer to Article IX of the Amended and Restated By-Laws of NYLIAC (Exhibit No. (6)(b)(3) hereto) for the full text of the indemnification provisions.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Directors, officers and controlling persons of the Registrant pursuant to the provisions described above, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

(a) Investment companies (other than the Registrant) for which NYLIFE Distributors LLC is currently acting as underwriter:

NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I

NYLIAC Variable Universal Life Separate Account-I

NYLIAC MFA Separate Account-I

NYLIAC MFA Separate Account-II

NYLIAC Variable Annuity Separate Account-I

NYLIAC Variable Annuity Separate Account-III

NYLIAC Variable Annuity Separate Account-IV

NYLIAC VLI Separate Account

MainStay Funds Trust

The MainStay Funds

MainStay VP Funds Trust

(b) Directors and Officers.

The principal business address of each director and officer of NYLIFE Distributors LLC is 30 Hudson Street, Jersey City, NJ 07302.

Names of Directors and Officers	Positions and Offices with Underwriter
McLean, John	Chairman and Chief Executive Officer
Gardner, Robert M.	Manager
Akkerman, John	Senior Managing Director, MacKay Shields Institutional Sales
Lehneis, Kirk C.	Senior Managing Director
Berlin, Scott L.	Senior Vice President, Institutional Life
Cristallo, James J.	Senior Vice President, Retail Life
Harte, Francis M.	Senior Vice President
Hung, Yie-Hsin	Senior Vice President, New York Life Investment Management
Huang, Dylan W.	Senior Vice President, Retail Annuities
McInerney, Barbara J.	Senior Vice President, Compliance
Virendra, Sonali	Senior Vice President
Barrack, Robert M.	Managing Director, GoldPoint Partners Institutional Sales
Parness, Amanda S.	Managing Director, GoldPoint Partners Institutional Sales
Stringer, Christopher R.	Managing Director, Private Advisors Institutional Sales
Sullivan, Howard A.	Managing Director, Credit Value Partners Institutional Sales
Zimmerman, Jonathan H.	Managing Director, IndexIQ Institutional Sales
Bain, Karen A.	Vice President – Tax
Gomez, Mark A.	Vice President and General Counsel
Rhodehouse, Kevin G.	Vice President & Chief Compliance Officer
Wickwire, Brian D.	Vice President, Controller & Chief Operating Officer
Essig, Daniel	Corporate Vice President, US Life & Agency Product Consulting
Herrera, Rafaela M.	Corporate Vice President, Compliance & Sales Material Review
Howard, Linda M.	Corporate Vice President, Compliance, Anti-Money Laundering Officer & Office of Foreign Assets Control Officer
Hansen, Marta	Director, Chief Financial Officer, Principal Operations Officer & Treasurer
Meade, Colleen A.	Secretary
Sharrier, Elizabeth A.	Assistant Secretary

ITEM 30. LOCATION	OF ACCOUNTS AND RECORDS

All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules under it are maintained by NYLIAC at its home office, 51 Madison Avenue, New York, New York 10010; New York Life – Records Division, 110 Cokesbury Road, Lebanon, New Jersey 08833 and New York Life Investment Management LLC, State Street Bank, 801 Pennsylvania Avenue, Kansas City, Missouri 64105.

ITEM 31. MANAGEMENT	SERVICES – Not applicable.

ITEM 32. UNDERTAKINGS –

Registrant hereby undertakes:

(a) to a file post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

(b) to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

REPRESENTATION AS TO THE REASONABLENESS OF AGGREGATE FEES AND CHARGES

New York Life Insurance and Annuity Corporation (“NYLIAC”), the sponsoring insurance company of the NYLIAC Variable Annuity Separate Account-II, hereby represents that the fees and charges deducted under the annuities described in this Registration Statement are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by NYLIAC.

SECTION 403(b) REPRESENTATIONS

Registrant represents that it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, in connection with redeemability restrictions on Section 403(b) Policies, and that paragraphs numbered (1) through (4) of that letter will be complied with.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Amendment to the Registration Statement to be signed on its behalf in New York, New York on April 9, 2019.

NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT – II (Registrant)

By:	/s/ Matthew Williams
Name: Matthew Williams
Title: Vice President

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
(Depositor)

By:	/s/ Matthew Williams
Name: Matthew Williams
Title: Vice President

As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated.

Christopher Ashe *	Director

David G. Bedard*	Director

Alexander I. M. Cook*	Director

John T. Fleurant*	Director and Chief Financial Officer

Robert M. Gardner*	Director and Controller (Principal Accounting Officer)

Matthew M. Grove*	Director

Frank Harte*	Director

Thomas A. Hendry*	Director

Dylan W. Huang*	Director

Mark J. Madgett*	Director

Theodore A. Mathas*	Chairman of the Board, President and Chief Executive Officer (Principal Executive Officer)

Amy Miller*	Director

Arthur H. Seter*	Director

Joel M. Steinberg*	Director

Matthew D. Wion*	Director

By:	/s/ Matthew Williams
Matthew Williams
Attorney-in-Fact
April 9, 2019

*	Pursuant to Powers of Attorney filed herewith.

EXHIBIT INDEX

EXHIBIT NUMBER	DESCRIPTION

(9)	Opinion and Consent of Thomas F. English, Esq.

(10)(a)	Consent of PricewaterhouseCoopers LLP.

(10)(b)	Powers of Attorney.